Registration Nos. 333-60206
                                                                       811-04965
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ X ]

         Pre-Effective Amendment No.   ___                    [   ]
         Post-Effective Amendment No.   6                     [ X ]

                                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                          [ X ]

         Amendment No.  4                                     [ X ]

                                                (Check appropriate box or boxes)


                         ALLIANZ LIFE VARIABLE ACCOUNT A
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                           (Exact Name of Registrant)


                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
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                               (Name of Depositor)


                 5701 Golden Hills Drive, Minneapolis, MN 55416
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         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code    (763) 765-2913
                                                     --------------

                             Stewart D. Gregg, Esq.
                 Allianz Life Insurance Company of North America
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
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                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering  N/A

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately  upon filing  pursuant to paragraph (b) of Rule 485
         [X] on May 1, 2003 pursuant  to  paragraph  (b) of Rule 485
         [ ] 60 days  after filing pursuant to paragraph  (a)(1) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

         [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          USALLIANZ VARIABLE LIFEFUND SM
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

All references in this prospectus to "Allianz Life," "we," "us" and "our" refer to Allianz Life Insurance Company of North America. All references to "you" and "your" refer to the policy owner.

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 20) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

The policy described in this prospectus is a flexible premium variable life insurance policy. The policy is a contract between you and Allianz Life. We designed the policy for use in estate and retirement planning and for other individual insurance needs. While the policy is in force it provides for the payment of a death benefit to your selected beneficiary upon the death of the insured. The insured is the person whose life you choose to insure under the policy. You can be the insured but it is not required. Generally, your beneficiary will not pay income taxes on any death benefit proceeds they receive. However, estate taxes may apply.


The policy also provides a package of optional living benefits called LifeFund Benefits that include benefits in the event of critical illness, chronic illness, disability, death of spouse, death of child, unemployment, or death of the insured. This benefit package also includes an option to Annuitize your policy and receive a stream of income.


The policy requires the payment of periodic premiums. You may allocate your premiums to the investment choices available under this policy. The investment choices include a fixed account (which is part of our general account) as well as variable investment options (which are part of the Separate Account). When you allocate funds to the variable investment options, you are subject to investment risk. This means that your policy may increase or decrease in value depending upon the investment performance of the variable investment option(s) you select.

The policy is not designed for professional market timing organizations, or other entities or persons using programmed, large, or frequent transfers. The policy is designed as a long-term life insurance and investment product. It is not a short-term, liquid investment.

Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the policy. You should rely only on the information contained in this prospectus and other information to which we refer you. We have not authorized anyone to provide you with different information.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the policy.

If you already own a life insurance policy, it may not be advantageous for you to buy additional insurance or to replace your policy with the policy offered in this prospectus.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS POLICY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS POLICY INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE LIFE INSURANCE POLICIES ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE POLICY'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE POLICY IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


PROSPECTUS DATED: MAY 1, 2003

TABLE OF CONTENTS

1.    RISK/BENEFIT SUMMARY                                                                                  4
        The Policy                                                                                          4
        The Loan Privilege                                                                                  4
        Your Surrender Rights                                                                               5
        The LifeFund Benefits                                                                               6
        The Death Benefits                                                                                  6
        Taxes                                                                                               7
        No Lapse Guarantee (NLG) Benefit                                                                    8
        Policy Lapse Risk                                                                                   8
        The Increased Annuity Payment Rider                                                                 9

2.    FEE TABLES                                                                                           10
        Transaction Fees                                                                                   10
        Periodic Charges Other Than Variable Investment Option Operating Expenses                          11
        Annual Operating Expenses of the Investment Options                                                13

3.    THE POLICY                                                                                           15

4.    RIGHTS UNDER THE POLICY                                                                              15
        Ownership                                                                                          15
        Assignment of a Policy                                                                             16
        Reports to Owners                                                                                  16
        The Insured                                                                                        16
        Beneficiaries                                                                                      17
        Our Right to Amend the Policy                                                                      17
        Our Right to Contest and the Suicide Period                                                        17

5.    PURCHASING THE POLICY                                                                                17
        Previous Coverage Under Our Term Life Insurance Policies                                           18
        Exchanging an Existing Policy for This Policy                                                      18
        When Coverage Begins                                                                               18
        Temporary Insurance                                                                                18

6.    PREMIUMS                                                                                             19
        Target Premiums                                                                                    19
        Stipulated Premiums                                                                                19
        Unscheduled Premiums                                                                               19
        Allocation of Premiums                                                                             19
        Premium Payment Plans                                                                              20
        Our Right to Reject or Return Premiums                                                             20

7.    INVESTMENT CHOICES                                                                                   20
        The Fixed Account                                                                                  20
        The Separate Account                                                                               21
        The Variable Investment Options                                                                    21
        Our Right to Substitute and/or Limit Investments in the Variable Investment Options                26
        Valuing Your Investment in the Variable Investment Options                                         27
        Voting Rights                                                                                      27

8.    TRANSFERS                                                                                            28
        Our Right to Reject, Restrict or Modify Transfers                                                  28
        The Dollar Cost Averaging (DCA) Program                                                            29
        The Flexible Rebalancing Program                                                                   30

9.    LOANS AND SURRENDERS                                                                                 30
        Loans                                                                                              30
        Partial Surrenders                                                                                 30
        Full Surrenders                                                                                    31

10.   LIFEFUND BENEFITS                                                                                    31
        Accelerated Benefits                                                                               32
        Unemployment Benefit                                                                               34
        Preferred Settlement Value (PSV)                                                                   34

11.   DEATH BENEFITS                                                                                       36
        Changing the Death Benefit Option                                                                  37
        Changing the Specified Amount                                                                      37

12.   ANNUITY OPTIONS                                                                                      38

13.   INCREASED ANNUITY PAYMENT RIDER                                                                      39

14.   CHARGES                                                                                              40
        Premium Charge                                                                                     40
        Surrender Charge                                                                                   40
        Partial Surrender Charge                                                                           40
        Transfer Fee                                                                                       40
        Insurance Risk Charge                                                                              41
        Administrative Charge                                                                              42
        No Lapse Guarantee (NLG) Benefit Charge                                                            42
        Mortality and Expense Risk Charge                                                                  42
        LifeFund Benefits Charge                                                                           42
        Increased Annuity Payment Rider Charge                                                             42
        Operating Expenses of the Variable Investment Options                                              42
        Income Tax Charge                                                                                  43
        Our Right to Modify Charges                                                                        43

15.   POLICY LAPSE AND REINSTATEMENT                                                                       43
        Grace Period                                                                                       43
        No Lapse Guarantee (NLG) Benefit                                                                   43
        Reinstatement                                                                                      44

16.   TAXES                                                                                                45
        Tax Status of the Policy                                                                           45
        Diversification                                                                                    46
        General Tax Treatment of Policy Benefits                                                           46
        Modified Endowment Contracts (MECs)                                                                46
        Multiple MECs                                                                                      47
        Tax Treatment of Annuity Payments                                                                  47
        Policy Continuation Beyond Age 100                                                                 47
        Income Tax Withholding                                                                             47
        Business Uses of a Policy                                                                          47
        Split-dollar Arrangements                                                                          48
        Tax Shelter Regulations                                                                            48
        Alternative Minimum Tax                                                                            48
        Other Tax Considerations                                                                           48
        Possible Tax Law Changes                                                                           48
        Our Income Taxes                                                                                   48

17.   DISTRIBUTION OF THE POLICY                                                                           48

18.   LEGAL PROCEEDINGS                                                                                    49

19.   FINANCIAL STATEMENTS                                                                                 49

20.   GLOSSARY                                                                                             49
21.   TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION                                        51
22.   PRIVACY NOTICE                                                                                       52
23.   ADDITIONAL INFORMATION                                                                               53

1.     RISK/BENEFIT SUMMARY


This summary describes the policy's important risks and benefits.


THE POLICY


|X| POLICY FEATURES. We designed the policy for life insurance protection and long-term financial planning. The policy provides life insurance protection as well as optional living benefits through the LifeFund Benefits. You can also choose to Annuitize the policy and receive a stream of income.


|X| RIGHT TO EXAMINE. You can cancel the policy within 30 days after you receive it or, if later, by the 45th day after you sign your application. If you cancel, we will refund all premiums you paid minus any Policy Loan and any Gross Partial Surrender Amounts.


|X| THIS IS NOT A SHORT-TERM POLICY. The policy is not a short-term, liquid investment. You should purchase the policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the policy if you will need access to your Net Cash Value in a short period of time. Surrenders and loans have negative consequences such as charges, taxes, and reducing the amounts available to pay for policy fees and policy benefits. If you fully surrender your policy early, the charges you incur can significantly reduce the amount you would receive.

    INVESTMENT CHOICES. You can allocate premiums to one or more of the investment choices available under your policy. Your investment choices include the variable investment options and the fixed account.

    Performance of the variable investment options will vary based on market conditions. The variable investment options invest in different types of securities and follow various investment strategies. The investment option prospectuses contain a comprehensive discussion of their risks and operations. YOU SHOULD READ THE VARIABLE INVESTMENT OPTION PROSPECTUSES CAREFULLY BEFORE INVESTING. We will send copies of these prospectuses to you with your policy. To obtain a current copy of any of these prospectuses please call your registered representative or us at the telephone number listed at the back of this prospectus.

     |X| RISKS. Neither the performance of the variable investment options nor the principal allocated to them is guaranteed. Your Accumulation Value may decrease. In addition, policy fees and charges will have a greater impact on your Net Cash Value during times of poor market performance. You can lose your investment in the investment options and your policy could lapse if the No Lapse Guarantee Benefit is not in effect. There is no assurance that any of the investment options will achieve its stated investment objective.

          You assume the risk that the interest rate paid on the fixed account may not exceed the guaranteed minimum. Additionally, the returns on the fixed account may not keep pace with the rate of inflation.

     |X| BENEFITS. The variable investment options offer participation in the market and the potential for long-term growth. The fixed account offers a guarantee of principal and a guaranteed minimum annual effective interest rate of 3%. We may also declare interest rates higher than the 3% minimum.

THE LOAN PRIVILEGE

If you have sufficient Cash Value you can request in writing to borrow money from us using the policy as security while the policy is in force and the insured is alive. You should carefully consider the impact to your policy before taking a loan.

Once we approve the loan we transfer the amount of the Policy Loan proportionately from the variable investment options and/or the unloaned portion of the fixed account and hold that amount separately in the fixed account as collateral. You pay interest on the loan in advance at an effective rate of 4% (equivalent to an annual rate of 3.8462%) for the rest of the Policy Year at the time you take a loan and at the beginning of each successive Policy Year that the loan is outstanding for that entire Policy Year. We will transfer additional collateral to cover the amount of the interest on each successive Policy Anniversary that you have a loan balance outstanding. However, the loan interest we charge is offset by the interest we pay on the collateral. On each Monthly Anniversary Date, we credit the loan collateral with an effective annual fixed rate of 3%. We will refund any unearned interest to you upon repayment of the loan or policy termination. The policy loan interest that you pay is generally not tax deductible.

A policy loan, whether or not repaid, will affect your Accumulation Value over time because:

     o the loan collateral does not participate in the investment results of the variable investment options, and
     o the interest rate we apply to the fixed account could be greater than the minimum guaranteed rate of 3%.

The longer the loan is outstanding, the greater the effect is likely to be. Whether the effect of the loan is favorable or unfavorable depends on the investment results of the variable investment options and the difference (if any) in interest rates credited to the collateral and the fixed account.

|X| RISKS. Loans carry risks such as potentially limiting your Accumulation Value, increasing the risk of a policy lapse or default, reducing the amount available for payments of policy benefits, and if your policy is treated as a MEC, potentially negative tax consequences.

     Loans increase the risk of a policy lapse because they reduce your Net Cash Value, they reduce the amount available to cover your Monthly Deductions, and they affect the premium payment we require to keep the No Lapse Guarantee Benefit in force. Your policy may default and enter a grace period if your Policy Loan exceeds the maximum amount you can borrow. If your policy lapses, you may be taxed on the loan proceeds you received. Loans will reduce the amount of the Maturity Benefit, reduce the amount available to you upon full surrender, and may also reduce the amount of death benefit proceeds we pay to your beneficiary.

     Loans taken from or secured by the policy may have tax consequences. If your policy is treated as a MEC, any loan will be treated first as a distribution of any earnings (which are taxable as ordinary income) and then as a tax-free recovery of your investment. Additionally, a 10% IRS penalty generally applies to the amounts subject to tax unless you are 59 1/2 or older or are disabled. If your policy is not treated as a Modified Endowment Contract (MEC), your loan(s) will generally be treated as your indebtedness and not as distributions, and to that extent a loan will not be taxable as ordinary income.

|X| BENEFITS. Loans provide access to Cash Value with a minimum of expense and generally minimal tax consequences.

YOUR SURRENDER RIGHTS

You can take money out of your policy through either partial or full surrenders while the policy is in force and before the death of the insured. You should carefully consider the impact to your policy before taking a surrender.

If you fully surrender your policy we will pay you the Net Cash Value and terminate the policy. A full surrender made within the first 15 Policy Years, or within 15 years of any increase in the Specified Amount, is subject to a surrender charge. THE CHARGES FOR A FULL SURRENDER UNDER THIS POLICY ARE SIGNIFICANT. If you fully surrender the policy in the first few Policy Years it is likely you will not receive any money from the policy.

If you have sufficient Net Cash Value you may elect to take partial surrenders subject to certain restrictions. We do not currently assess a charge for partial surrenders, but we reserve the right to do so.

|X| RISKS. Surrenders carry risks such as decreasing the Net Cash Value, increasing the risk of policy lapse, reducing the amount available for payments of policy benefits, incurring charges on amounts you take out, and if your policy is treated as a MEC, potentially negative tax consequences.

     Partial surrenders play a role in determining a policy lapse because they reduce the Net Cash Value, they reduce the amount available to cover your Monthly Deductions, and they affect the premium payment we require to keep the No Lapse Guarantee Benefit in force. They also:

     o may affect the amount of the death benefit proceeds we pay to your beneficiary,
     o may reduce the Specified Amount if you select death benefit option A, and
     o    will  reduce the amount  available  for  payments  under the  LifeFund
          Benefits.

     Surrenders may have tax consequences. If your policy is treated as a MEC, surrenders will be treated first as distributions of any earnings (which are taxable as ordinary income) and then as tax-free recovery of your investment. Additionally, a 10% IRS penalty will generally apply to the amounts subject to tax unless you are 59 1/2 or older or are disabled. If your policy is not treated as a MEC, the surrender proceeds will generally be treated first as a return of your net investment in the policy, and to that extent will not be taxable as ordinary income. However, any amounts you receive that are in excess of your net investment in the policy will generally be treated as ordinary taxable income. Additionally, if you fully surrender the policy and the amount you receive plus any Policy Loan is greater than your net investment in the policy, the excess will generally be treated as ordinary taxable income.

|X| BENEFITS. Surrenders provide access to Net Cash Value and receive favorable tax treatment if your policy is not treated as a MEC, because surrenders are treated first as a return of your investment and to that extent they are not subject to income taxes. Currently there is no charge for partial surrenders and if you hold your policy for 15 or more years you generally will not incur a charge upon full surrender.

THE LIFEFUND BENEFITS

The LifeFund Benefits package may provide benefits in the event of disability, unemployment, death of a spouse or child, chronic illness, critical illness, or death of the insured. Coverage under the death of a spouse or child benefit is subject to our underwriting approval. The package also provides an option to Annuitize your policy and receive a stream of income.

The LifeFund rider(s) are available at purchase for an additional cost if your policy is not classified as a MEC and the benefits are available in your state. Some of these benefits may operate differently in some states. Once you select these riders you cannot cancel them. The maximum premium you may pay at any time if you select the rider(s) is the premium that will not cause the policy to become a MEC. We will refund any premiums in excess of this maximum to you. Policies with these benefits incur both the LifeFund Benefit charge and a higher mortality and expense risk charge (2% versus 0.60% for policies without the LifeFund Benefits).

The disability, death of a spouse or child, chronic illness and critical illness benefits are collectively referred to as "accelerated benefits." Upon receipt of due proof of a claim, we pay accelerated benefits in either a lump sum or as a monthly benefit (depending on the condition claimed) and you may also qualify for a waiver of premium. We generally pay unemployment benefits in a lump sum as either a partial surrender or a loan at an initially reduced interest rate, although this benefit may differ in some states.

The Preferred Settlement Value (PSV) is also part of this package. The PSV equals either the Net Cash Value or a multiple of your adjusted Net Cash Value depending on how long you have had your policy and the Age of the insured. THE PSV DOES NOT PROVIDE ANY ADDED VALUE TO YOU DURING THE TIME PERIODS WHEN IT EQUALS THE NET CASH VALUE. While the policy is in force and the insured is alive, if you Annuitize the policy using a lifetime annuity option we use the PSV to calculate your annuity payments. If the insured dies while the policy is in force, we may use the PSV to calculate the death benefit proceeds. Please see the "Preferred Settlement Value" in section 10 for more details on the formula we use to calculate the PSV.

|X| RISKS. Expenses for policies with the LifeFund Benefits are significantly higher than for policies without LifeFund Benefits. You may pay higher charges and thus substantially reduce your Accumulation Value without receiving any benefits under these riders.

     LifeFund Benefit claims will reduce the amounts available for payment of other claims you make under these benefits and possibly the death benefit. For example, a chronic illness claim will reduce the PSV, amounts available for disability or unemployment claims, and the death benefits. Additionally, if you make claims for multiple covered conditions that resulted from the same cause you may only receive a benefit for the first claim. Additionally, the tax treatment of these benefits may not be favorable to you.

     The tax treatment and tax consequences of adding LifeFund Benefits to your policy or receiving distributions from the LifeFund Benefits are uncertain. However, we intend to treat the Monthly Deductions for these benefits as distributions that may be taxable. You should consult a qualified tax adviser before adding LifeFund Benefits to your policy and before requesting payment of LifeFund Benefits.

|X| BENEFITS. These are benefits we generally pay you while the insured is alive, however, they may also provide an increased death benefit or an increase in the amount available for income payments if you Annuitize the policy.

THE DEATH BENEFITS

The policy provides for the payment of a death benefit to your selected beneficiary once we have received satisfactory proof of the death of the insured. We offer two death benefits under this policy:

     o Option A provides a "level" death benefit of the total effective Specified Amount; and
     o Option B provides a "variable" death benefit of the total effective Specified Amount plus the Accumulation Value.

On your policy application you select the death benefit and Specified Amount, name the insured and designate the beneficiary. The amount of the death benefit proceeds we pay your beneficiary depends on the attained Age of the insured at the time of death, the effective death benefit option, the total effective Specified Amount, the Accumulation Value, and (if applicable) the Preferred Settlement Value. We may limit this amount if we contest the policy on the basis of misrepresentation, if the insured commits suicide, or (where permitted by state law) if you provide incorrect information on the application regarding the Age, sex or smoking status of the insured. (Please see "Our Right to Contest and the Suicide Period" in section 4 for more details).

You may be able to change the death benefit option and/or the Specified Amount under certain circumstances. These changes may have tax consequences and you should consult a qualified tax adviser before changing either the death benefit option or the Specified Amount.

We pay the death benefit proceeds in equal shares to your primary beneficiaries. If the primary beneficiaries do not survive the insured, the contingent beneficiaries receive the death benefit proceeds. If none of the beneficiaries survive the insured, we will pay the death benefit proceeds to you or your estate. Your beneficiaries generally will not pay income taxes on any death benefit proceeds they receive. However, estate taxes may apply to death benefit proceeds. Proceeds payable to a beneficiary will be free from the claims of creditors, to the extent allowed by law.

TAXES

The following description is based on our understanding of current federal income tax law applicable to life insurance in general. You should consult a qualified tax adviser for assistance in all policy-related tax matters including distributions and policy exchanges.

Life insurance is a means of providing for death protection and setting aside funds for future needs. Congress recognized the importance of such planning and provided special rules for life insurance in the Internal Revenue Code, as amended (the Code). To qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law a policy must satisfy certain requirements in the Code. Guidance as to how to apply these requirements is limited.

Additionally, there is no guidance directly addressing the manner in which we should apply requirements of the Code to certain innovative policy features (such as the LifeFund Benefits). Adding the LifeFund Benefits to your policy could affect the qualification of your policy as a life insurance contract for federal income tax purposes. Furthermore, there are several possible ways LifeFund Benefits could be viewed from a tax perspective. We will report all distributions of LifeFund Benefits to the Internal Revenue Service. We intend to treat the portion of LifeFund Benefit distributions that consist of your Accumulation Value like surrenders. The tax treatment of these distributions will depend on whether or not your policy is classified as a MEC. The tax treatment of the portion of LifeFund Benefit distributions that represent an acceleration of the policy's death benefit (such as the chronic illness benefit) is uncertain and you should consult your tax adviser for guidance specific to your situation. It is possible that the Internal Revenue Service could determine that another tax treatment for the LifeFund Benefits is appropriate.

We intend to treat deductions from your Accumulation Value to pay charges for LifeFund Benefits as distributions. The tax treatment of these distributions will depend on whether your policy is classified as a MEC. Reductions in a policy's death benefit due to the payment of LifeFund Benefits could cause the policy to fail to qualify as a life insurance contract for federal income tax purposes. You should consult a qualified tax adviser before electing to include the LifeFund Benefits in your policy.

We reserve the right to make changes in the policy or to make a distribution from the policy to you to the extent we determine this is necessary to continue to qualify the policy as life insurance. These distributions may have current income tax consequences to you. We will notify you if we make changes to the policy. If the changes are sufficiently material we may issue an endorsement to your policy.

If your policy qualifies as a "life insurance contract" the death benefit proceeds should generally be excluded from the gross income of your beneficiary under Section 101(a) of the Code. However, estate taxes may apply. Also, you are generally not considered to be in constructive receipt of the Net Cash Value under a policy, including any earnings on the Net Cash Value, until there is a distribution of such amounts. Federal, state and local estate taxes, inheritance taxes, and other tax consequences of ownership, or receipt of policy proceeds, depends on the circumstances of each owner or beneficiary.

If your policy is not treated as a MEC, distributions will be treated as coming first from your net investment in the policy and then from any earnings. Only the portion of the distribution treated as earnings is taxable as ordinary income. If, to comply with Section 7702 of the Code, a distribution is the result of a reduction in benefits under the policy (e.g., payment of a chronic illness claim under the LifeFund Benefits reduces the Specified Amount) within the first 15 Policy Years, the distribution may be taxed as ordinary income to the extent of any earnings in the policy under the rules set forth in Section 7702. Loans are generally not treated as taxable distributions if your policy is not a MEC.

If your policy is treated as a MEC under Section 7702A of the Code, proceeds from distributions will be treated as coming first from earnings and then from your net investment in the policy. Consequently, the earnings portions of these distribution proceeds will be taxable as ordinary income. Loans are treated as distributions if your policy is a MEC. A 10% tax penalty may also apply to distribution proceeds you receive before you reach age 59 1/2 if your policy is a MEC. Additionally, any distributions you make from a policy within two years before it becomes a MEC will also be taxed in this manner retroactively. A policy can become a MEC through premium payments, partial surrenders, changes in the Specified Amount, reductions in policy benefits, changes in the death benefit option, or a claim you make under the accelerated benefits portion of the LifeFund Benefits. We may return your premium or change the amount of your partial surrender if they would cause your policy to become a MEC. If we allow you to exchange an existing MEC for this policy, this policy will be treated as a MEC. If you originally purchased the policy you want to exchange before June 21, 1988 and you paid no additional premiums, your new policy generally will not be treated as a MEC.

The Code is also unclear regarding the circumstances under which you may be considered the owner of the variable investment options instead of us. It is unknown to what extent you may select variable investment options (including the number and type of variable investment options) or make transfers among the variable investment options without being considered the owner of the variable investment option shares. If you are considered the owner of the variable investment option shares, the policy will lose its favorable tax treatment. Any new guidance the Internal Revenue Service provides will apply prospectively. However, if the guidance is not considered a "new position," it may be applied retroactively. Given the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.


o RISKS: If your policy is treated as a MEC it will not receive favorable tax treatment (i.e. distributions will be treated first as a return of any policy gains and will be subject to income taxes) and loans will be treated as taxable distributions. Additionally, the tax treatment of the LifeFund Benefits is unclear and could receive unfavorable treatment.

o BENEFITS: If your policy is not treated as a MEC the death benefit is generally not subject to income taxes, surrenders receive favorable treatment, and loans will be treated as your indebtedness and not be subject to taxes.

NO LAPSE GUARANTEE (NLG) BENEFIT

Your policy automatically includes a NLG Benefit. It is generally effective until the later of the tenth Policy Anniversary, or the Policy Anniversary after the insured reaches age 65. The length of coverage under this benefit may be shortened to the first five Policy Years in some states (such as Massachusetts). Generally, your policy will not lapse if the NLG Benefit is in force and you continue you to make your Target Premium payments.

Partial surrenders, loans, and changes you make to the Specified Amount will affect the amount of the premiums we require to keep the NLG Benefit in force. If you have not paid sufficient premiums to maintain the NLG Benefit on your Monthly Anniversary Date we will send you notice at the last address you gave us of the premium payment we require to keep the benefit in force. The NLG Benefit will terminate if we do not receive this required premium within 61 days of the date of our notice. You cannot reinstate the NLG Benefit once it terminates. You will lessen the risk of policy lapse if you keep the NLG Benefit in effect. Before you take a partial surrender, loan, or make increases or decreases in the Specified Amount you should carefully consider the impact it will have on the NLG Benefit.

POLICY LAPSE RISK

Your policy may default and enter a 61-day grace period if the No Lapse Guarantee Benefit is not in effect and your Net Cash Value is less than the amount of your Monthly Deductions on the Monthly Anniversary Date. We will notify you in writing at the last address you gave us at least 31 days before the end of the grace period. The notice will show how much premium you must pay to keep the policy in force. If you do not make a sufficient premium payment before the grace period ends, your policy will terminate without value, insurance coverage will end, and you will not receive any benefits.

Your policy may also default and enter a grace period if your Policy Loan exceeds the maximum amount you can borrow. If you exceed the maximum we will notify you in writing at the last address you gave us. We will also notify anyone relying on the policy as collateral security as shown in our records. Your policy will lapse if you do not make a premium payment or loan repayment within 61days of the date of our notice to you.

If your policy terminates at the end of a grace period, you may reinstate the policy anytime within five years, subject to certain conditions.

THE INCREASED ANNUITY PAYMENT RIDER

If you decide to Annuitize the policy you may be able to purchase this rider for an additional fee before you begin receiving income payments. This rider provides increased income payments if you become disabled two years or more after you Annuitize the policy. This rider does not provide any benefit in the first two years after you Annuitize the policy. This rider may not be available in some states (such as Massachusetts) and it may be restricted in some states. Please consult your registered representative regarding the availability and operation of this rider in your state.

The charge for this rider varies based on your sex (if allowed) and age at the time we begin to make annuity payments to you.

The benefit is a percentage of the basic annuity payments we make to you and will continue as long as your disability lasts or until the policy terminates, whichever occurs first. The amount of the benefit ranges from 20% to 60% based on your age at the time we begin to make annuity payments to you and the level of your impairment. We define your level of impairment according to the amount of help you need to perform daily activities and we describe it in detail in your rider.

|X| RISKS. Expenses for policies with the Increased Annuity Payment Rider are significantly higher than for policies without these benefits. You may incur higher charges and thus substantially reduce your annuity payments without receiving any benefits.

|X| BENEFITS. This rider can provide additional annuity income if you become disabled.


2.       FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning, and surrendering the policy.

TRANSACTION FEES

This table describes the fees and expenses that are payable at the time you buy the policy, make transfers between the investment choices or take surrenders or loans from the policy.

-------------------------------------------------------------------------------------------------------------------------------
                    WHEN WE DEDUCT THE
     CHARGE               CHARGE                 GUARANTEED(1) CHARGE AMOUNT                  CURRENT CHARGE AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Premium charge    Each time you pay a     5% of the premium.                        For the first five Policy Years (and for
                  premium.                                                          five years following any increase in the
                                                                                    Specified Amount) the charge equals 3.5% of
                                                                                    the  premium.

                                                                                    The charge drops to 1.75% after this five-year
                                                                                    period.
-------------------------------------------------------------------------------------------------------------------------------

Transfer fees     Each time you make      $25.                                      The first 12 transfers in each Policy
                  transfers between the                                             Year are currently free, but we charge
                  investment choices.                                               $25 for each additional transfer and we
                                                                                    also reserve the right to charge a fee
                                                                                    for any transfer.

                                                                                    We do not currently assess a fee for transfers
                                                                                    that occur on the Reallocation Date, that are
                                                                                    part of a dollar cost averaging program, that
                                                                                    are part of a flexible rebalancing program,
                                                                                    or transfers associated with moving collateral
                                                                                    for a loan to or from the fixed account. We
                                                                                    also do not count these types of transfers
                                                                                    against the number of free transfers that we
                                                                                    may allow.
-------------------------------------------------------------------------------------------------------------------------------
Loan interest     Interest is paid in     An annual effective net interest          Same as the  guaranteed  amount.
                  advance for each        rate of 1%. You actually  pay 4%
                  Policy  Year. Your      interest on your loan balance,  but
                  first  interest         this amount is  offset by the
                  deduction is taken      interest we pay on the collateral
                  at loan inception and   in the  fixed account, which is 3%.
                  then on each successive
                  Policy Anniversary
                  while you have an
                  outstanding loan
                  balance.
-------------------------------------------------------------------------------------------------------------------------------
Surrender         If you fully surrender  MAXIMUM: For a male smoker, Age 55 the    Same as the guaranteed amount.
charge(2)         the policy within the   charge is $43.60 per $1,000 of Specified
(sometimes        first 15 Policy Years.  Amount.
called the        We also apply an
contingent        additional surrender    MINIMUM: For a female nonsmoker, Age 15
deferred sales    charge schedule for 15  the charge is $14.40 per $1,000 of
charge)           years from the          Specified Amount.
                  effective date of any
                  increase in the         REPRESENTATIVE INSURED: For a male
                  Specified Amount.       nonsmoker, Age 35 the charge is $20.70
                                          per $1,000 of Specified Amount.
-------------------------------------------------------------------------------------------------------------------------------
Partial           When you surrender a    $25 or 2% of the partial surrender        We do not currently deduct this charge.
surrender charge  portion of your Net     amount, whichever is less.
                  Cash Value.
-------------------------------------------------------------------------------------------------------------------------------

(1) This is the greatest charge that we are able to deduct under the terms of the policy. This is not necessarily the charge you will pay.

(2) The surrender charge varies based on the Specified Amount and the following characteristics of the insured: Age, sex (if allowed), and risk classification. The surrender charge remains level for the first ten years and then decreases monthly until the charge is zero at the end of the fifteenth year. The surrender charge we show above for a representative insured may not be representative of the charge that you will pay. The schedule page of your policy will show the surrender charge that applies to your initial Specified Amount. If you increase the Specified Amount, the additional surrender charge schedule may differ from your initial surrender charge schedule if the risk classification or the Age of the insured differs from when you originally purchased the policy.

PERIODIC CHARGES OTHER THAN VARIABLE INVESTMENT OPTION OPERATING EXPENSES


This table describes the fees and expenses that are payable periodically during the time you own your policy. This table does not include the fees and expenses of the variable investment options. The word "standard" in the following table refers to the risk classification of the insured, which is determined by our underwriters. If an insured does not qualify for a standard risk classification he or she may be able to qualify for a substandard classification. Currently less than 5% of the policies we issue are classified as substandard.

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                    WHEN WE DEDUCT THE
     CHARGE               CHARGE                 GUARANTEED(1) CHARGE AMOUNT                  CURRENT CHARGE AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Cost of           On each Monthly         MAXIMUM: The rate for a standard male     MAXIMUM: The rate for a standard male
insurance         Anniversary Date.       smoker, Age 99 is 120.666 per $1,000 of   smoker, Age 99 is 63.35285 per $1,000 of
rate(2) (as part                          INSURANCE RISK AMOUNT for a Specified     INSURANCE RISK AMOUNT for a Specified
of the total                              Amount Portion.                           Amount Portion and a total effective
insurance risk                                                                      Specified Amount of less than $100,000.
charge)
                                          MINIMUM: The rate for a standard female,  MINIMUM:  The  rate  for  a standard  female,
                                          Age  10  is  0.057   per   $1,000   of    Age 15 is 0.03263 per  $1,000  of  INSURANCE
                                          INSURANCE RISK  AMOUNT  for a Specified   RISK  AMOUNT for a Specified Amount Portion
                                          Amount Portion.                           and a total effective Specified
                                                                                    Amount of $500,000 or more.
                                          REPRESENTATIVE INSURED: The rate for a
                                          standard male nonsmoker, Age 35 is
                                          0.14400 per $1,000 of INSURANCE RISK      REPRESENTATIVE INSURED: The rate for a
                                          AMOUNT for a Specified Amount Portion.    standard male nonsmoker, Age 35 is 0.14400
                                                                                    per $1,000 of INSURANCE RISK AMOUNT for a
                                                                                    Specified Amount Portion and a total effective
                                                                                    Specified Amount of $100,000 to $499,999.


                                          NOTE: The cost of insurance rate for      NOTE: The cost of insurance rate for
                                          insureds that receive a substandard risk  insureds that receive a substandard risk
                                          classification would be two to three      classification would be two to three
                                          times higher than the maximum, minimum    times higher than the maximum, minimum
                                          and representative insured rates listed   and representative insured rates listed
                                          above.                                    above.


-------------------------------------------------------------------------------------------------------------------------------
Administrative    On each Monthly         $15 per month.                            $14 per month for the first five Policy
charge            Anniversary Date.                                                 Years, and for five years following any
                                                                                    increase in the Specified Amount. The
                                                                                    charge decreases to $4 per month after
                                                                                    this five-year period.
-------------------------------------------------------------------------------------------------------------------------------
No Lapse          On each Monthly         $0.01 per $1,000 of Specified Amount.     Same as the guaranteed amount.
Guarantee         Anniversary Date while
Benefit charge    the NLG Benefit is in
                  effect.
-------------------------------------------------------------------------------------------------------------------------------
Mortality and     On each Valuation Date  Assuming you elect the LifeFund           Same as the guaranteed amount.
expense risk      you have an investment  Benefits, an annual rate of 2.00% of the
charge            in the variable         average daily assets invested in a
                  investment options.     subaccount on an annual basis.

                                          Assuming you do not elect the LifeFund
                                          Benefits,  an annual  rate of 0.60% of
                                          the average daily assets invested in a
                                          subaccount on an annual basis.
-------------------------------------------------------------------------------------------------------------------------------
LifeFund Benefit  On each Monthly         MAXIMUM: For a standard male smoker, Age  Same as the guaranteed amount.
charge(3)         Anniversary Date while  55 the charge is $1.18750 per $1,000 of
                  the LifeFund Benefits   Specified Amount minus any Policy Loan
                  are in effect.          and a total effective Specified Amount
                                          of less than $100,000.

                                          MINIMUM:  For a standard  male, Age 15
                                          the charge is  $0.07083  per $1,000 of
                                          Specified Amount minus any Policy Loan
                                          and a total effective Specified Amount
                                          of $500,000 or more.

                                          REPRESENTATIVE INSURED: For a standard
                                          male  nonsmoker,  Age 35 the charge is
                                          $0.21917   per  $1,000  of   Specified
                                          Amount  minus  any  Policy  Loan and a
                                          total  effective  Specified  Amount of
                                          $100,000 to $499,999.


                                          NOTE: The LifeFund Benefits charge for
                                          insureds  that  receive a  substandard
                                          risk  classification  would  be two to
                                          three times  higher than the  maximum,
                                          minimum  and  representative   insured
                                          rates listed above.

-------------------------------------------------------------------------------------------------------------------------------


Increased         Each month that we      MAXIMUM: For a female annuitant, age 80   Same as the guaranteed amount.
Annuity Payment   make an annuity         at annuitization the charge is $9.97 per
Rider charge(4)   payment to you.         $100 of basic annuity payment.


                                          MINIMUM: For a male or female annuitant, age 40 at annuitization the charge is $0.70 per $100 of basic annuity payment.

                                          REPRESENTATIVE  ANNUITANT:  For a male
                                          annuitant, age 65 at annuitization the
                                          charge  is  $1.69  per  $100 of  basic
                                          annuity payment.
-------------------------------------------------------------------------------------------------------------------------------

(1) This is the greatest charge that we are able to deduct under the terms of the policy. This is not necessarily the charge you will pay.

(2) The cost of insurance rates vary based on the death benefit option, the Specified Amount, how long the policy has been in force and the following characteristics of the insured: Age, sex (if allowed) and risk classification. We also base the cost of insurance rate on the total effective Specified Amount, which is divided into three bands:

     |X| band one is a total effective Specified Amount of less than $100,000; |X| band two is a total effective Specified Amount of $100,000 - $499,999,
          and
     |X|  band three is a total effective Specified Amount of $500,000 or more.

     Band three has the lowest cost of insurance rates and band one has the highest rates. The cost of insurance rate we show above for a representative insured may not be representative of the rate that applies to you. Your policy contains a table of guaranteed cost of insurance rates that we use in determining your total insurance risk charge. Any time you increase the Specified Amount we will issue you a revised schedule page showing the new cost of insurance rates that apply for the increased Specified Amount Portion. The new cost of insurance rates may differ from your initial cost of insurance rates if the risk classification or Age of the insured differs from when you originally purchased the policy. Additionally, if your total effective Specified Amount band changes because of an increase or decrease in the Specified Amount, your cost of insurance rate will change. We calculate the insurance risk charge for an effective Specified Amount Portion by multiplying the cost of insurance rate for that portion by the INSURANCE RISK AMOUNT for that portion. The total insurance risk charge you pay each month is the sum of the insurance risk charges for each effective Specified Amount Portion. Please see section 14, Charges - The Insurance Risk Charge for more details.

(3) The charges for the LifeFund Benefits vary based on the Specified Amount, the Policy Loan, the Specified Amount band and the following
     characteristics   of  the  insured:   Age,  sex  (if  allowed),   and  risk
     classification. The LifeFund Benefit charge we show above for a representative insured may not be representative of the charge that you will pay. Your policy will show the actual rate for these benefits.


(4) The charges for the Increased Annuity Payment Riders vary based on your sex (if allowed) and age at the time we begin to make annuity payments to you. The Increased Annuity Payment Rider charge we show above for a representative annuitant may not be representative of the charge that you will pay. This rider may not be available in some states (such as Massachusetts) and it may be restricted in some states. For more information on how to calculate the basic annuity payment, please see section 14, Charges - Increased Annuity Payment Rider Charge.


ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS


This table describes the total annual operating expenses associated with the investment options and shows the minimum and maximum expenses charged by any of the investment options before the effect of any contractual expense reimbursement or fee waiver. These expenses are deducted from the investment option's assets. These expenses will reduce the performance of the investment options and, therefore, will negatively affect your Accumulation Value and the amounts available for surrenders and loans. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an investment option's average daily net assets for the most recent fiscal year. The investment advisers for the investment options provided this fee and expense information and we did not independently verify it. Please see the investment options prospectuses for more information regarding the fees and expenses of the investment options.

                                                                                    MINIMUM                 MAXIMUM
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES*  (INCLUDING  MANAGEMENT FEES,
DISTRIBUTION OR 12B-1 FEES, AND OTHER EXPENSES)
BEFORE FEE WAIVERS AND EXPENSE REIMBURSEMENTS                                        0.51%                    3.78%

* Some of the investment options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each investment option.

This table describes in detail the annual expenses for each of the investment options. We show the expenses as a percentage of an investment option's average daily net assets for the most recent fiscal year. Except for the USAZ Funds and the PIMCO VIT portfolios, neither the variable investment options nor their advisers are affiliated with Allianz Life.

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                                                             ANNUAL OPERATING EXPENSES BEFORE FEE                    TOTAL ANNUAL
                                                              WAIVERS OR EXPENSE REIMBURSEMENTS         AMOUNT OF      OPERATING
                                                                                                       CONTRACTUAL  EXPENSES AFTER
                                                                                                       FEE WAIVERS    CONTRACTUAL
                                                                                                           AND      FEE WAIVERS OR
VARIABLE INVESTMENT OPTION                                                                            REIMBURSEMENTS    EXPENSE
                                                                                                                    REIMBURSEMENTS
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                                                         MANAGEMENT             OTHER
                                                            FEES       12B-1    EXPENSES    TOTAL
                                                                       FEES**
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USAZ AIM Basic Value Fund (1)                                 .75%       .25%       1.19%      2.19%       1.09%         1.10%
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USAZ AIM Blue Chip Fund (1)                                   .80        .25        1.83       2.88        1.73          1.15
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USAZ AIM Dent Demographic Trends Fund (1)                     .85        .25        2.68       3.78        2.58          1.20
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USAZ AIM International Equity Fund (1)                        .90        .25        2.55       3.70        2.45          1.25
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USAZ AllianceBernstein Growth and Income Fund (1)            1.00        .25         .93       2.18        1.08          1.10
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USAZ AllianceBernstein Large Cap Growth Fund (1)             1.00        .25         .90       2.15        1.05          1.10
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USAZ AllianceBernstein Technology Fund (1)                   1.00        .25        1.36       2.61        1.36          1.25
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Davis VA Financial Portfolio                                  .75        --          .24        .99          --           .99
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Davis VA Value Portfolio                                      .75        --          .08        .83          --           .83
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Dreyfus IP Small Cap Stock Index Portfolio-Service            .35        .25         --         .60          --           .60
Shares
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Dreyfus Stock Index Fund-Service Shares                       .25        .25         .01        .51          --           .51
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Franklin Global Communications Securities Fund - Class        .57        .25         .03        .85          --           .85
2 (2), (3)
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Franklin Growth and Income Securities Fund - Class 2          .49        .25         .04        .78          --           .78
(2), (3)
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Franklin High Income Fund - Class 2 (2), (3)                  .60        .25         .03        .88          --           .88
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Franklin Income Securities Fund - Class 2 (2), (3)            .50        .25         .03        .78          --           .78
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Franklin Large Cap Growth Securities Fund - Class 2           .75        .25         .05       1.05          --          1.05
(2), (3)
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Franklin Real Estate Fund - Class 2 (2), (3)                  .53        .25         .04        .82          --           .82
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Franklin Rising Dividends Securities Fund - Class 2           .75        .25         .04       1.04         .01          1.03
(2), (3), (4)
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Franklin Small Cap Fund - Class 2 (2), (4)                    .53        .25         .31       1.09         .05          1.04
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Franklin Small Cap Value Securities Fund - Class 2 (2),       .59        .25         .20       1.04         .03          1.01
(4)
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Franklin U.S. Government Fund - Class 2 (2), (3)              .50        .25         .04        .79          --           .79
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Franklin Zero Coupon Fund 2005 - Class 1 (3)                  .62        --          .06        .68          --           .68
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Franklin Zero Coupon Fund 2010 - Class 1 (3)                  .62        --          .06        .68          --           .68
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Mutual Discovery Securities Fund - Class 2 (2)                .80        .25         .23       1.28          --          1.28
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Mutual Shares Securities Fund - Class 2 (2), (4)              .60        .25         .21       1.06         .01          1.05
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Templeton Developing Markets Securities Fund - Class 2       1.25        .25         .33       1.83          --          1.83
(2)
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Templeton Foreign Securities Fund - Class 2 (2), (4)          .70        .25         .20       1.15         .02          1.13
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Templeton Growth Securities Fund - Class 2 (2), (3)           .81        .25         .06       1.12          --          1.12
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USAZ Templeton Developed Markets Fund (1)                     .875       .25        2.235      3.36        2.11          1.25
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Jennison 20/20 Focus Portfolio - Class 2                      .75        .25         .37       1.37          --          1.37
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SP Jennison International Growth Portfolio - Class 2 (5)      .85        .25         .70       1.80          --          1.80
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SP Strategic Partners Focused Growth Portfolio - Class        .90        .25        1.19       2.34          --          2.34
2 (5)
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Oppenheimer Global Securities Fund/VA                         .65        --          .02        .67          --           .67
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Oppenheimer High Income Fund/VA                               .74        --          .03        .77          --           .77
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Oppenheimer Main Street Fund/VA                               .68        --          .01        .69          --           .69
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USAZ Oppenheimer Emerging Growth Fund (1)                     .85        .25        1.28       2.38        1.13          1.25
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PIMCO VIT High Yield Portfolio - Admin. Class (6)             .25        --          .51        .76         .01           .75
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PIMCO VIT Real Return Portfolio- Admin. Class                 .25        --          .41        .66          --           .66
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PIMCO VIT StocksPLUS Growth and Income Portfolio -            .40        --          .26        .66         .01           .65
Admin. Class
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PIMCO VIT Total Return Portfolio- Admin. Class (6)            .25        --          .41        .66         .01           .65
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USAZ PIMCO NFJ Small Cap Value Fund (1), (7)                  .75        .25         .25       1.25          --          1.25
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USAZ PIMCO PEA Growth and Income Fund  (1)                    .75        .25        1.30       2.30        1.20          1.10
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USAZ PIMCO PEA Renaissance Fund  (1)                          .75        .25         .40       1.40         .30          1.10
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USAZ PIMCO PEA Value Fund  (1)                                .75        .25         .78       1.78         .68          1.10
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Seligman Small-Cap Value Portfolio - Class 1  (8)            1.00        --          .18       1.18          --          1.18
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USAZ Money Market Fund                                        .35        .25         .27        .87          --           .87
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Van Kampen Capital Preservation Portfolio - Class 2           .45        --          .55       1.00          --          1.00
(7), (9)
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USAZ  Van Kampen Aggressive Growth Fund (1)                   .90        .25        1.97       3.12        1.87          1.25
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USAZ Van Kampen Comstock Fund (1)                             .775       .25         .455      1.48         .28          1.20
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USAZ Van Kampen Emerging Growth Fund (1)                      .85        .25         .97       2.07         .97          1.10
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USAZ Van Kampen Global Franchise Fund (1), (7)                .95        .25         .15       1.35          --          1.35
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USAZ Van Kampen Growth and Income Fund (1)                    .775       .25         .555      1.58         .48          1.10
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USAZ Van Kampen Growth Fund (1)                               .85        .25        1.21       2.31        1.11          1.20
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**The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling policies. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

(1) USAllianz Advisers ("USAZ"), the investment option's investment adviser, and the investment option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2004. The investment option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the investment option to exceed the expense limitation noted above. The investment option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ at some time within the first three years from the time the investment option commenced operations.

(2) For the variable investment options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan that is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

(3)  The Fund administration fee is paid indirectly through the management fee.

(4) For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities, Mutual Shares Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.05%, 0.03%, 0.01% and 0.02%, respectively, in their fees to reflect reduced services resulting from the investment options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the investment options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(5) These variable investment options voluntarily agreed to reimburse "other expenses" for the SP Jennison International Growth Portfolio that exceeded .16% and for the SP Strategic Partners Focused Growth Portfolio that exceeded .93%. These reimbursements are voluntary and may be terminated at any time.

(6) PIMCO has contractually agreed to reduce total annual investment option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield and Total Return Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7) The USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio and the USAZ Van Kampen Global Franchise Fund commenced operations as of May 1, 2003. The expenses shown above for these variable investment options are estimated for the current fiscal year.

(8) J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than "management fees" and "12b-1 fees," that exceed 0.20%.

(9) The Portfolio was not operational in 2002. Based on estimates assuming the average daily net assets of the Portfolio were not more than $50,000,000. The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The management fee will be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total expenses exceed 1.00%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

3.     THE POLICY

The policy provides for life insurance coverage on the insured. It may also provide living benefits (benefits payable while the insured is alive) on the insured if you select the LifeFund Benefits. The policy has an Accumulation Value, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and variable universal life insurance.

This policy is a flexible premium variable life insurance policy. It is "flexible" because:

     o    the frequency and amount of premium payments can vary;
     o    you can choose between death benefit options;
     o you can choose to invest in a combination of investment choices (the variable investment options and/or the fixed account); o you can increase or decrease the Specified Amount of insurance coverage within this policy subject to certain restrictions;
     o you can choose to include the LifeFund Benefits if they are available in your state; and
     o you can choose to include the Increased Annuity Payment Rider if you Annuitize your policy and it is available in your state.

It is "variable" because allocations you make to the variable investment options will increase or decrease in value depending upon the investment results of the investment options you select. Under certain circumstances, the death benefit and the amount of time your policy remains in effect may also vary depending upon the performance of the variable investment options you select.

We designed the policy for individuals and businesses seeking protection in case of death, disability, or critical illness. We also designed the policy for individuals who want unemployment protection and for individuals who desire to potentially increase their policy values through investment in the variable investment options. The policy offers the following benefits to individuals: o the ability to create or to help conserve an estate through the payment of death benefit proceeds. o access to the Net Cash Value through loans and surrenders.


     o if you Annuitize the policy using a lifetime annuity option and elect the Increased Annuity Payment Rider, you are eligible to receive increased income payments if you become disabled two or more years after you Annuitize the policy.
     o    if you elect the LifeFund Benefits:
          - access to funds through the reduction of the death benefit (in most cases) in the case of disability, critical illness, or the death of a spouse or child.
          -    access to funds in the case of unemployment.
          - increased income payments if you Annuitize the policy using a lifetime annuity option on or after the later of the tenth Policy Anniversary or the Policy Anniversary when the insured attains Age 55, but before the later of the 16th Policy Anniversary or the Policy Anniversary before the insured attains Age 70.


There are additional costs associated with the LifeFund Benefits and the Increased Annuity Payment Rider.

Generally, the policy will remain in force as long as the Net Cash Value is sufficient to pay the Monthly Deductions. However, if the No Lapse Guarantee Benefit is in effect it allows the policy to remain in force regardless of the Net Cash Value as long as you meet certain premium requirements.


We offer the policies to the public on a continuous basis through our wholly owned subsidiary, USAllianz Investor Services, LLC. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are sold by licensed insurance agents (referred to as registered representatives in this prospectus) who:

     o    are registered representatives of broker/dealers,
     o are authorized by applicable law to sell variable life insurance policies, and
     o are registered with the NASD and with the states in which they do business.


4.     RIGHTS UNDER THE POLICY

OWNERSHIP

The policy described in this prospectus is a contract between you and Allianz Life. Generally, you as the policy owner have all the rights under the policy and we are obligated to pay you all amounts provided for under the policy subject to policy provisions. However, if you transfer ownership of the policy (assign the policy) and/or name an irrevocable beneficiary, your rights are subject to the rights of any assignee and/or the rights of any irrevocable beneficiary. You can also own the policy jointly with another owner. If you own the policy jointly, we require authorization of both joint owners for all policy changes except transfers and premium allocations. If you die while the policy is in force and the insured is living and there is no joint owner then your estate becomes the owner of the policy.

ASSIGNMENT OF A POLICY


You can transfer ownership of the policy (assign the policy). If you assign the policy, your rights and the rights of any person (other than an irrevocable beneficiary) are subject to the assignment. You must provide our Service Center with an authorized request specifying the terms of an assignment of the policy. We do not verify or validate assignments. An assignment will not affect any payment we make or actions we take before we receive and record your assignment at our Service Center. An assignment may be a taxable event. You should consult a qualified tax adviser before assigning the policy. If the policy is assigned, you may only exercise your rights with the consent of the assignee of record.


REPORTS TO OWNERS

We will mail all reports to the last address you gave us. We will send you an annual statement within 30 days after each Policy Anniversary. We may also send you statements on a more frequent basis. You can also request additional statements. We may charge you a fee of not more than $50 for each additional statement you request, however, we do not currently assess this fee. The statement will show:

     o    the current death benefit amount,
     o    the current Accumulation Value,
     o    current Net Cash Value,
     o    any current Policy Loan,
     o    the Preferred Settlement Value (if applicable),
     o    all previously confirmed transactions during the Policy Year,
     o    premiums paid during the Policy Year, and
     o    all charges we deducted during the Policy Year.

We also will mail you a transaction  confirmation within seven days following:

     o    our receipt of your premium payment;
     o    any transfer you make between the investment choices;
     o any loan you take, any loan interest we repay you, or any loan payment you make;
     o    any partial or full surrender you take;
     o    your exercise of the right to examine privilege; and
     o    our payment of death benefit proceeds to your beneficiary.

Additionally, we will mail you a report containing any other information that applicable law may require.

To reduce expenses, we may mail only one copy to your household of most prospectuses and financial reports (including prospectuses and reports for the variable investment options) even if you or other persons in your household have more than one policy or contract issued by Allianz Life or an affiliate. You can call us at the telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual or semiannual reports or if you would like to request one report for each contract or policy.

THE INSURED

The insured is the person whose life is covered under the policy and, if applicable, the LifeFund Benefits. The policy will terminate upon the death of the insured. You can be the insured but it is not required. Generally, the insured must be at least 15 years old and cannot be more than 55 years old as of their last birthday at the time you apply for the policy. The name of the insured appears on the schedule page of your policy. We base the risk classification of your policy on the characteristics of the insured such as Age, medical history, smoking status and occupation. If you request an increase in the Specified Amount we will reevaluate the risk classification of the insured. The risk classification is one of the factors we use to calculate some of the fees you pay under the policy. You can request a change to a better risk classification after the later of the first Policy Anniversary or one year after the effective date of the last Specified Amount increase. We will effect any change to a better risk classification on the Monthly Anniversary Date on or following the date we approve the change.

BENEFICIARIES

You designate the beneficiary on your policy application. Prior to the death of the insured you can also name a contingent beneficiary. The beneficiary can be a person or an entity and you can designate multiple beneficiaries. A beneficiary can be either revocable or irrevocable. You can change a revocable beneficiary any time before the death of the insured while the policy is in force. You cannot change an irrevocable beneficiary without their consent. If you name an irrevocable beneficiary, we require their consent on all policy changes except transfers and premium allocations. To change a beneficiary, you must send a written request to our Service Center and the change will take effect on the date we receive your request. We may require you to send us the policy in order to record the change.

If the insured dies while the policy is in force we pay the death benefit proceeds in equal shares to your primary beneficiaries. If the primary beneficiaries do not survive the insured, the contingent beneficiaries receive the death benefit proceeds. If none of the beneficiaries survive the insured, we will pay the death benefit proceeds to you or your estate. If your beneficiary is a minor, we will pay the death benefit proceeds to the court-appointed guardian of the minor's estate. We may require proof of age for any beneficiary.

OUR RIGHT TO AMEND THE POLICY

We reserve the right to amend the policy in order to include any future changes related to:

     o    any SEC rulings and regulations.
     o the policy's qualification for treatment as a life insurance policy under:
          -    the Internal Revenue Code (as amended).
          -    any Internal Revenue Service rulings and regulations.
          -    any requirements imposed by the Internal Revenue Service.

We will notify you if we make changes to the policy. If the changes are sufficiently material we may issue an endorsement to your policy.

OUR RIGHT TO CONTEST AND THE SUICIDE PERIOD

Generally, we can only contest the validity of the policy on the basis of misrepresentation within the first two Policy Years. However, if you increase the Specified Amount we can also contest validity within two years of the effective date of any increase. Additionally, if the policy lapsed and you reinstate it we will measure the two-year period from the reinstatement date where permitted by state law.

If the insured commits suicide in the first two Policy Years (or whatever period is allowed by your state's law) we will limit the amount of the death benefit proceeds we pay to your beneficiary to: (TPR - GPSA - PL) where

              TPR     =   the total premiums we received.
              GPSA    =   any Gross Partial Surrender Amounts.
              PL      =   any Policy Loan.

If you increase the Specified Amount and the insured commits suicide within two years of the effective date of any increase, the amount of the death benefit proceeds we pay your beneficiary will not include the Specified Amount increase. However, the proceeds will include a return of the monthly insurance risk charges and any other additional expense charges we deducted in connection with the Specified Amount increase.

Where permitted by state law, we also have the right to adjust benefits provided under this policy if the answers in the application are not correct in regards to the insured's: Age, sex or smoking status.

5.     PURCHASING THE POLICY


You purchase the policy by completing the appropriate application forms and paying the minimum initial premium. Any policy purchase is subject to our underwriting approval. Your registered representative can help you complete the forms and submit them to us. The application requests information about the proposed insured. Generally, the insured must be at least 15 years old and cannot be more than 55 years old as of his or her last birthday at the time you apply for the policy. In some circumstances, we may contact you, or the insured, for additional information regarding the insured. We also may require that the insured provide us with medical records, physicians' statements or a complete paramedical or medical examination. On the application you will also:


     o    select how often you make premium payments,
     o    select a death benefit option,
     o    designate beneficiaries,
     o    select a Specified Amount (the current minimum is $50,000),
     o    select the investment choices you want to invest in, and
     o    decide whether or not to elect LifeFund Benefits.

We accept policy applications delivered in writing, as well as via fax. We will treat a manually signed faxed application the same as an application delivered in writing. The application must be in good order as determined by our administrative rules and our underwriters must approve it. We reserve the right to reject an application for any reason permitted by law.


Please note that fax communications may not always be available. Any fax system, whether it is yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.


PREVIOUS COVERAGE UNDER OUR TERM LIFE INSURANCE POLICIES

If the insured is already covered by one of our term life insurance policies, we may rely on previously provided evidence of insurability when issuing this policy. In these instances, both the period we have to contest the policy and the suicide period for this policy will begin as of the original date of coverage for the previous policy. (Please see "Our Right to Contest and the Suicide Period" in section 4.) We will also credit this policy with a portion of any premium you paid under the previous term life insurance policy. We will apply these credits to this policy as if they were premium payments.

EXCHANGING AN EXISTING POLICY FOR THIS POLICY

You generally can exchange one life insurance policy for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code (as amended). Before making an exchange, you should compare both life insurance policies carefully. If you exchange an existing life insurance policy for the one described in this prospectus:

     o    you might have to pay a surrender charge on your old policy;
     o    there will be a new surrender charge period for the new policy;
     o    other charges under the new policy may be higher (or lower); and
     o    the benefits may differ.

If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine that the exchange is in your best interest.

WHEN COVERAGE BEGINS

Coverage under the policy generally begins on the Policy Date. If you do not elect the LifeFund Benefits you may request a Policy Date of up to six months prior to the date we issue the policy for the purpose of preserving a younger Age subject to our administrative procedures and state laws. In many cases, a younger Age will result in a smaller Target Premium, lower insurance risk charges and lower surrender charges. However, an earlier Policy Date will also result in a correspondingly earlier commencement of Monthly Deductions.

TEMPORARY INSURANCE

At the time you apply for the policy, you can receive temporary insurance coverage on the proposed insured by paying at least one Target Premium. The temporary insurance is effective on the date we receive your premium. The amount of the temporary insurance will be the lesser of $250,000 or the Specified Amount for which you applied. We decrease this amount for any existing insurance you have with us that you are exchanging, converting or that we are reissuing to you with this application. We also decrease this amount for the amount of any of our other life insurance policies for which you applied.

Temporary insurance will remain in force until the earliest of the following:

     o    60 days from the effective date of the temporary insurance;
     o    the date coverage begins under this policy;
     o 10 days from date on which we make a counter-offer to issue the policy on a basis other than as applied for;
     o    the date you accept or reject the counter-offer for the policy;
     o    the date we decline your application; or
     o if we have not yet approved a policy, the date you request us to stop the processing of your application.

6.     PREMIUMS

We will compute the minimum acceptable initial premium for you at the time you apply for the policy. Generally we set the minimum initial premium equal to at least two Target Premiums. However, if you request an earlier Policy Date we set the minimum initial premium equal to two Target Premiums plus the amount of the Target Premiums that would be due from the earlier Policy Date until policy issue. If you elected the LifeFund Benefits, the maximum you can pay at any time is the premium that will not cause your policy to become a MEC. We will make the policy effective only after we receive the minimum initial premium. We designed the policy for the payment of subsequent premiums. If you do not pay your monthly Target Premiums you increase the risk that your policy may lapse.

TARGET PREMIUMS

At policy issue we base the monthly Target Premium on the Specified Amount, selection of the LifeFund Benefits and the following characteristics of the insured: Age, sex (if allowed), and risk classification. Your Target Premium will never be less than $50. Your Target Premium will change if you change the Specified Amount or if the risk classification of the insured changes. Your Target Premium will not change if the Specified Amount decreases because you took a partial surrender or if you change the death benefit option.

We reserve the right to change the amount of future Target Premiums if our investment experience changes, or if our future expectations of persistency, mortality, or expenses change. We base our persistency expectation on the number of lapses or full surrenders that we believe will occur while the policy is in effect. If we change future Target Premiums, we will make the change on a uniform basis according to the Specified Amount, selection of the LifeFund Benefits and the characteristics of the insured.

We base the maximum Target Premium for a policy without any riders on the following assumptions:

     o    selection of death benefit Option B;
     o the policy remaining in force until the later of the insured attaining Age 65 or the tenth Policy Anniversary;
     o    a 3% net rate of return on the Accumulation Value;
     o    guaranteed maximum insurance risk charge;
     o    the No Lapse Guarantee Benefit charge;
     o    the guaranteed maximum premium charge; and
     o    the guaranteed maximum administrative charge.

We set the maximum Target Premiums for a policy with selection of the LifeFund Benefits equal to the sum of the maximum Target Premium for the policy without any riders plus the Target Premium for the LifeFund Benefit rider(s). We calculate the Target Premium for the LifeFund Benefit rider(s) to cover the costs of the rider benefits, risks and expenses.


If you do not pay your monthly Target Premium during the No Lapse Guarantee Benefit effective period you will increase the risk of a policy lapse. You cannot reinstate the NLG Benefit once it terminates. Please see "Policy Lapse Risk" and "No Lapse Guarantee (NLG) Benefit" in section 1 and section 15 for more details on the NLG Benefit.


STIPULATED PREMIUMS


On your application you can elect to establish stipulated premiums. You pay these premiums quarterly, semi-annually, or annually. Generally, stipulated premiums cannot be less than the periodic equivalent of the Target Premium (that is the sum of the Target Premiums that would be due in the time period you select). You can change both the amount and frequency of your stipulated premiums while the policy is in force before the Maturity Date. We reserve the right to limit the amount of any increase you request in the stipulated premium. In Massachusetts stipulated premiums are called planned premiums.


UNSCHEDULED PREMIUMS


You can make additional unscheduled premium payments at any time while the policy is in force. The minimum additional premium we accept at any time is $50. For limits on unscheduled premiums, please see `Our Right to Reject or Return Premiums" later in this section.


ALLOCATION OF PREMIUMS


During the underwriting process, we will allocate your net initial premium (your initial premium minus any Monthly Deductions and the premium charge) to the USAZ Money Market Fund until the Reallocation Date. On the Reallocation Date, we transfer the Accumulation Value from the USAZ Money Market Fund to the investment choices according to the percentages you selected. We do not charge a transfer fee for this reallocation and we do not count this transfer against any free transfers we may allow. We allocate all subsequent net premiums (the premium minus the premium charge) we receive after the Reallocation Date to the investment choices on the Valuation Date we receive it according to the last instructions you gave us. You can change your allocation instructions at any time by contacting our Service Center. We reserve the right to limit the number of the investment choices that you may invest in at any one time. An allocation to the Van Kampen Capital Preservation Portfolio involves certain trading restrictions. For more information see section 8. Transfers.


PREMIUM PAYMENT PLANS

You can choose to make premium payments by electronic funds transfer through a bank authorization. Your registered representative can help you set up these automatic payments.

OUR RIGHT TO REJECT OR RETURN PREMIUMS

The policy must initially qualify and continue to qualify as life insurance under the Internal Revenue Code (the Code), in order for the policy to receive the tax treatment for life insurance under the Code. To maintain this qualification, we reserve the right to return any premiums if we determine they will cause the policy to no longer qualify as life insurance under the Code.

If you elected to include the LifeFund Benefits in your policy, the maximum premium you can pay at any time is the premium that will not cause the policy to become a Modified Endowment Contract (MEC). We will refund any premiums in excess of this maximum to you.


If you did not elect to include the LifeFund Benefits in your policy, we will contact you if any subsequent premiums would cause your policy to become a MEC. If you notify us that you do not want to continue your policy as a MEC, we will refund the amount of the excess premium that caused the policy to become a MEC as of the date we received the notice. To request this refund you must notify us by the 45th day after the Policy Anniversary in which you paid the premium. If there are any investment earnings on the excess premium, we will refund to you both the excess premium and the earnings on the excess premium. If the excess premium experiences an investment loss, we will refund the full amount of the excess premium to you out of the Cash Value.

We also reserve the right to either limit the amount of unscheduled premiums or to require additional underwriting before we accept and credit an unscheduled premium if the payment of the premium would cause the death benefit to increase by the lesser of:


     o    more than $25,000, or
     o two times the amount of the death benefit prior to the payment of the premium.

We will apply this limit only if we determine the amount of the death benefit by using factors from the Table of Death Benefit Factors in your policy. If we require additional underwriting, we will credit premiums to the policy at the time of underwriting approval.

We also reserve the right to reject any specific premium payment allocation or transfer request if:

     o in the investment adviser's judgment, the transaction would prevent a variable investment option from investing effectively in accordance with its investment objectives and policies, or
     o if in our judgment, the transaction would be potentially disruptive to the variable investment option.

7.     INVESTMENT CHOICES

The policy offers a fixed account and a Separate Account that contains variable investment options that you can choose to invest in.

THE FIXED ACCOUNT

The fixed account is part of our general account. The general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We guarantee both the principal and the interest on amounts you allocate to the fixed account. We credit interest at an effective annual rate of at least 3%. The rate we credit is independent of the investment experience of the fixed account. From time to time we may, in our sole discretion, offer guaranteed interest rates higher than the 3% minimum. You assume the risk that the interest we credit to the fixed account may not exceed the minimum guaranteed rate of 3%.

We have not registered the fixed account as an investment company under the Investment Company Act of 1940, nor have we registered interests in the fixed account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.

THE SEPARATE ACCOUNT

The Separate Account is divided into subaccounts, each of which invests exclusively in a single variable investment option. The variable investment options are not offered for sale to the general public and their performance may differ from the performance of retail mutual funds with similar names. You do not directly invest in the variable investment options. Instead you invest in the subaccounts which then purchase shares of the corresponding variable investment options. The Separate Account owns the shares of the variable investment options and Allianz Life owns the assets of the Separate Account.

We keep the Separate Account assets separate from our general account and other separate accounts we offer. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. We may not use the assets of the Separate Account to pay any of our liabilities other than those arising from these policies. If the Separate Account's assets exceed the amount we are legally required to hold in reserve plus our liabilities arising from these policies, we may transfer the excess to our general account.

THE VARIABLE INVESTMENT OPTIONS


YOU SHOULD READ THE VARIABLE INVESTMENT OPTION PROSPECTUSES CAREFULLY BEFORE INVESTING. The variable investment options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as its assets grow. The operation of the investment options and the various risks associated with the investment options are described in the Investment Option prospectuses.To obtain a current prospectus for any of the variable investment options, call your registered representative or us at the telephone number listed at the back of this prospectus. We will send you copies of the variable investment option prospectuses to you with your policy.

Certain investment options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this policy are listed in the annual opertating expenses of the investment options table in this prospectus. For more information about share classes, see the investment option's prospectuses.

The following table lists the variable investment options available under this policy and their asset categories. An allocation to the Van Kampen Capital Preservation Portfolio involves certain trading restrictions (for more information, see section 8, Transfers - Our Right to Reject, Restrict or Modify Transfers). In the future we may make additional options available and/or we may eliminate some of the options.


                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                    ASSET CATEGORIES
                                           -----------------------------------

Investment Management      Investment             SB  S  CE   IT  HB  IE  L  L  L  S  M   Objective(s) Primary Investments
Company                    Option                 ho  p  aq   ne  io  nq  a  a  a  m  i
----------------------                            on  e  su   tr  gn  tu  r  r  r  a  d
                                                  rd  c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                               ts  i   v   r    s  rt  e  e  e  l  C
                                                  -   a   a   mB  Y   ny              a
                                                  T   l   l   eo  i   a   B  V  G  C  p
                                                  e   t   e   dn  e   t   l  a  r  a
                                                  r   y   n   id  l   i   e  l  o  p
                                                  m       t   as  d   o   n  u  w
                                                              t       n   d  e  t
                                                              e       a         h
                                                                      l
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM                      USAZ AIM Basic Value                               X          Long-term     At least 65% of total assets
   o managed by           Fund                                                          growth of     in equity securities of U.S.
     USAllianz Advisers,                                                                capital       issuers that have market
     LLC/ A I M Advisors,                                                                             capitalizations of greater
     Inc.                                                                                             than $500 million and that the
                                                                                                      portfolio managers believe to
                                                                                                      be undervalued.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Blue Chip                                    X       Long-term     At least 80% of net assets in
                          Fund                                                          growth of     the common stocks of blue chip
                                                                                        capital       with a  companies.
                                                                                        secondary
                                                                                        objective of
                                                                                        current income
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Dent               X                                 Long-term     Investment in securities of
                          Demographic Trends                                            growth of     companies that are likely to
                          Fund                                                          capital       benefit from changing demo-
                                                                                                      graphic,economic and lifestyle
                                                                                                      trends. May invest up to 25%
                                                                                                      of total assets in foreign
                                                                                                      securities which no more than
                                                                                                      15% of its total assets may be
                                                                                                      invested in securities of
                                                                                                      companies domiciled  in
                                                                                                      developing countries.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM                                    X                 Long-term     At least 80% of net assets in
                          International Equity                                          growth of     marketable equity securities
                          Fund                                                          capital       of foreign companies that are
                                                                                                      listed on a recognized foreign
                                                                                                      securities exchange or traded
                                                                                                      in a foreign over-the-counter
                                                                                                      market.
 -----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein       USAZ                                               X          Long-term     At least 65% in dividend
  o  managed by           AllianceBernstein                                             growth of     paying stocks of large
     USAllianzAdvisers,   Growth and Income Fund                                        capital       well-established "blue chip"
     LLC/Alliance Capital                                                                             companies.
     Management L.P.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                                                  X       Long-term     At least 80% of net assets in
                          AllianceBernstein                                             growth of     equity securities of U.S.
                          Large Cap Growth Fund                                         capital       companies judged by adviser
                                                                                                      likely to achieve superior
                                                                                                      earnings growth.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                        X                                 Superior      At least 80% of assets in
                          AllianceBernstein                                             long-term     securities of companies
                          Technology Fund                                               growth of     involved with innovative
                                                                                        capital       technologies.
 ----------------------------------------------------------------------------------------------------------------------------------
  Davis                   Davis VA Financial          X                                 Growth of     At least 80% in common stock
   o  managed by Davis    Portfolio                                                     capital       of companies "principally
      Advisors                                                                                        engaged" in financial services
                         -----------------------------------------------------------------------------------------------------------
                          Davis VA Value                                     X          Growth of     Common stock of U.S. companies
                          Portfolio                                                     capital       with market capitalizations of
                                                                                                      at  least $10 billion, which
                                                                                                      adviser believes are of  high
                                                                                                      quality and  whose  shares are
                                                                                                      selling at attractive prices,
                                                                                                      stocksare selected with the
                                                                                                      intention of holding them for
                                                                                                      the long term.
 -----------------------------------------------------------------------------------------------------------------------------------
     Dreyfus              Dreyfus IP Small Cap                                     X    Match         Invests in a representative
   o  managed by The      Stock Index Portfolio                                         performance   sample of stocks included in
      Dreyfus Corporation                                                               of the        the S&P Small Cap 600 Index,
                                                                                        Standard &    and in futures whose
                                                                                        Poors Small   performance is related to the
                                                                                        Cap 600       index, rather than attempt to
                                                                                        Index         replicate the index.
                         -----------------------------------------------------------------------------------------------------------
                          Dreyfus Stock Index                             X             Match total   Invests in all 500 stocks in
                          Fund                                                          return of     the S&P 500 in proportion to
                                                                                        the S&P 500   their weighting in the index.
                                                                                        Composite
                                                                                        Stock Price
                                                                                        Index
 -----------------------------------------------------------------------------------------------------------------------------------
   Franklin Templeton     Franklin Global             X                                 Capital       At least 80% of net assets in
   o  managed by          Communications                                                appreciation  investments of communications
      Franklin            Securities Fund                                               and current   companies. Communications
      Advisers, Inc.                                                                    income        companies are those that are
                                                                                                      primarily engaged in providing
                                                                                                      the  distribution, content and
                                                                                                      equipment related  to the
                                                                                                      creation, transmission or
                                                                                                      processing of information.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Growth and                             X             Capital       Invests mainly in a broadly
                          Income Securities Fund                                        appreciation, diversified portfolio of
                                                                                        with current  equity securities that the
                                                                                        income as a   Fund's manager considers to be
                                                                                        secondary     financially strong but
                                                                                        goal          undervalued by the market.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin High Income                    X                     High current  Invests mainly in debt
                          Fund                                                          income with   securities offering high yield
                                                                                        capital       and expected total return,
                                                                                        appreciation  including securities that are
                                                                                        as a          rated below investment grade
                                                                                        secondary     or unrated.
                                                                                        goal
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Income                         X                     Maximize      Normally invests in corporate
                          Securities Fund                                               income while  and government bonds and in
                                                                                        maintaining   equity securities that have
                                                                                        prospects for attractive dividend yields.
                                                                                        capital
                                                                                        appreciation
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Large Cap                                    X       Capital       At least 80% of net assets in
                          Growth Securities Fund                                        appreciation  investments of large
                                                                                                      capitalization  companies. For
                                                                                                      this Fund, large cap companies
                                                                                                      are those with market cap
                                                                                                      values within those of the top
                                                                                                      50% of companies in the
                                                                                                      Russell 100 Index, at the
                                                                                                      time of purchase.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Real Estate        X                                 Capital       At least 80% of net assets in
                          Fund                                                          appreciation  investments of companies
                                                                                        with current  operating in the real estate
                                                                                        income as a   sector. The Fund invests
                                                                                        secondary     primarily in equity real
                                                                                        goal          estate investment trusts
                                                                                                      (REITs).
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Rising                                             X Long-term     At least 80% of net assets in
      Franklin            Dividends Securities                                          capital       investments of companies that
      Advisory            Fund                                                          appreciation. have paid rising dividends.
      Services, LLC                                                                     Preservation
                                                                                        of capital is
                                                                                        an important
                                                                                        secondary
                                                                                        consideration
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long-term     At least 80% of net assets in
      Franklin            Fund                                                          capital       investments of small
      Advisers, Inc.                                                                    growth        capitalization companies. For
                                                                                                      this Fund,small cap companies
                                                                                                      are those with market
                                                                                                      capitalization values not
                                                                                                      exceeding (i) $1.5 billion;or
                                                                                                      (ii) the highest market
                                                                                                      capitalization value in the
                                                                                                      Russell 2000(R)Index;whichever
                                                                                                      is greater at the time of
                                                                                                      purchase.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long term     At least 80% of net assets in
      Franklin            Value Securities Fund                                         total return  investments of small
      Advisory                                                                                        capitalization companies. For
      Services, LLC                                                                                   this Fund, small cap companies
                                                                                                      are those with market cap
                                                                                                      values not exceeding 2.5
                                                                                                      billion, at the time of
                                                                                                      purchase. The  Fund's manager
                                                                                                      invests in small companies
                                                                                                      that it believes are
                                                                                                      undervalued.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin U.S.           X                                     Income        At least 80% of its net assets
      Franklin            Government Fund                                                             in U.S. government securities,
      Advisers, Inc.                                                                                  primarily fixed and variable
                                                                                                      rate mortgage-backed
                                                                                                      securities, a substantial
                                                                                                      portion of which is in Ginnie
                                                                                                      Maes.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon    X                                     As high an    At least 80% of net assets in
                          Fund 2005                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon                X                         As high an    At least 80% of net assets in
                          Fund 2010                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Mutual Discovery                            X                 Capital       Invests mainly in U.S. and
      Franklin Mutual     Securities Fund                                               appreciation  foreign equity securities of
      Advisers, LLC                                                                                   companies that the Fund's
                                                                                                      manager believes are available
                                                                                                      at market prices less than
                                                                                                      their intrinsic value, based
                                                                                                      on certain recognized or
                                                                                                      objective criteria; including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies and
                                                                                                      distressed companies.
                         -----------------------------------------------------------------------------------------------------------
                          Mutual Shares                                               X Capital       Invests mainly in U.S. equity
                          Securities Fund                                               appreciation, securities that the Fund's
                                                                                        with income   manager believes are available
                                                                                        as a          at market prices less than
                                                                                        secondary     their intrinsic value based on
                                                                                        goal          certain recognized or
                                                                                                      objective criteria, including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies
                                                                                                      and distressed companies.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Templeton Developing        X                                 Long-term     At least 80% of net assets in
      Templeton           Markets Securities                                            capital       emerging market investments,
      Asset               Fund                                                          appreciation  primarily equity securities.
      Management, Ltd.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Foreign                           X                 Long-term     At least 80% of net assets in
       Templeton          Securities Fund                                               capital       investments, primarily equity
       Investment                                                                       growth        securities, of issuers located
       Counsel, LLC                                                                                   outside the U.S., including
                                                                                                      those in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Growth                            X                 Long-term     Invests mainly in equity
       Templeton          Securities Fund                                               capital       securities of companies
       Global  Advisors                                                                 growth        located anywhere in the world,
       Limited                                                                                        including those in the U.S.
                                                                                                      and in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Templeton                              X                 Long-term     At least 80% of net assets in
      USAllianz           Developed Markets Fund                                        capital       equity securities of companies
      Advisers, LLC/                                                                    appreciation  located in any developed
      Templeton                                                                                       country outside the U.S., with
      Investment                                                                                      particular areas of interest
      Counsel, LLC                                                                                    in Western Europe, Australia,
                                                                                                      Canada, New Zealand, Hong
                                                                                                      Kong, Japan, Bermuda and
                                                                                                      Singapore.
 -----------------------------------------------------------------------------------------------------------------------------------
   Jennison               Jennison 20/20 Focus                                  X       Long-term     Invests in up to 20 value
   o  managed by          Portfolio                                                     growth of     stocks and 20 growth stocks of
      Prudential                                                                        capital       mid-to-large size U.S.
      Investments Fund                                                                                companies.
      Management
      LLC/Jennison
      Associates, LLC
                         -----------------------------------------------------------------------------------------------------------
                          SP Jennison                                 X                 Long-term     Equity-related securities of
                          International Growth                                          growth of     foreign issuers.
                          Portfolio                                                     capital
                         -----------------------------------------------------------------------------------------------------------
                          SP Strategic Partners                           X             Long-term     At least 65% of total assets
                          Focused Growth                                                growth of     in equity-related securities
                          Portfolio                                                     capital       of U.S. companies that the
                                                                                                      adviser believes to have
                                                                                                      strong capital appreciation
                                                                                                      potential.
 -----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer            Oppenheimer Global                          X                 Long-term     Securities - mainly common
   o  managed by          Securities Fund/VA                                            capital       stocks, but also other equity
      Oppenheimer Funds,                                                                appreciation  securities including preferred
      Inc.                                                                                            stocks and securities
                                                                                                      convertible into common stock
                                                                                                      -of foreign issuers, "growth
                                                                                                      -type" companies, cyclical
                                                                                                      industries and special
                                                                                                      situations the adviser
                                                                                                      believes offer appreciation
                                                                                                      possibilities.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer High                        X                     High level    High-yield fixed-income
                          Income Fund/VA                                                of current    securities of domestic and
                                                                                        income        foreign issuers.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer Main                                X             High total    Common stocks of U.S.
                          Street  Fund/VA                                               return (which companies; other equity
                                                                                        includes      securities -- such as
                                                                                        growth in the preferred stocks and
                                                                                        value of its  securities convertible into
                                                                                        shares as     common stocks; debt
                                                                                        well as       securities.
                                                                                        current income)
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Oppenheimer                                         X    Capital       Invests in companies that have
      USAllianz Advisers, Emerging Growth Fund                                          appreciation  the potential to become
      LLC/Oppenheimer                                                                                 leaders in new emerging
      Funds, Inc.                                                                                     markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   PIMCO                  PIMCO VIT High Yield                    X                     Maximum total At least 80% of assets in
   o  managed by          Portfolio                                                     return,       high-yield securities ("junk
      Pacific Investment                                                                consistent    bonds")rated below investment
      Management Company                                                                with          grade, but at least "B" by
      LLC                                                                               preservation  Moody's or S&P.
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Real Return               X                         Maximum real  At least 65% of its total
                          Portfolio                                                     return,       assets in inflation-indexed
                                                                                        consistent    bonds of varying maturities
                                                                                        with          issued by the U.S. and
                                                                                        preservation  non-U.S. governments, their
                                                                                        of real       agencies or instrumentalities,
                                                                                        capital and   and corporations.
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT StocksPLUS                                  X       Total return  Substantially in S&P 500
                          Growth and Income                                             exceeding     derivatives, backed by a
                          Portfolio                                                     that of the   portfolio of fixed income
                                                                                        S&P 500       instruments.
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Total                     X                         Maximum total At least 65% of assets in
                          Return Portfolio                                              return,       fixed income instruments of
                                                                                        consistent    varying maturities.
                                                                                        with
                                                                                        preservation
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO NFJ Small                                     X    Long-term     At least 80% of its assets in
      USAllianz Advisers, Cap Value Fund                                                growth of     companies with market
      LLC/ NFJ Investment                                                               capital and   capitalization of between $100
      Group LP and PIMCO                                                                income        million and $1.5 billion at
      Advisors Retail                                                                                 the time of investment.
      Holdings LLC

 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO PEA Growth                           X             Long-term     At least 65% of its total
      USAllianz Advisers, & Income Fund                                                 growth of     assets in common stocks of
      LLC/PIMCO Equity                                                                  capital ;     companies with market
      Advisors, LLC                                                                     secondary     capitalizations of more than
                                                                                        emphasis on   $1 billion at the time of
                                                                                        income        investment.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA                                              X Long-term     At least 65% of total assets
                          Renaissance Fund                                              growth of     in common stocks of companies
                                                                                        capital and   with below-average valuations
                                                                                        income        whose business fundamentals
                                                                                                      are expected to improve.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA Value                               X          Long-term     At least 65% of its total
                          Fund                                                          growth of     assets in common stocks of
                                                                                        capital and   companies with market
                                                                                        income        capitalizations of more than
                                                                                                      $5 billion at the time of
                                                                                                      investment.
 -----------------------------------------------------------------------------------------------------------------------------------
   Seligman               Seligman Small-Cap                                       X    Long-term     At least 80% of net assets in
   o  managed by J. & W.  Value Portfolio                                               capital       common stocks of "value"
      Seligman & Co.                                                                    appreciation  companies with small market
      Incorporated                                                                                    capitalization (up to $2
                                                                                                      billion) at the time of
                                                                                                      purchase  by the  portfolio.
 -----------------------------------------------------------------------------------------------------------------------------------
   USAZ                   USAZ Money Market Fund         X                              Current       At least 80% of total assets
   o  managed by                                                                        income        in portfolio of high quality,
      USAllianz Advisers/                                                               consistent    money market investments.
      Prudential                                                                        with stability
      Investment                                                                        of principal
      Management, Inc.
 -----------------------------------------------------------------------------------------------------------------------------------
   Van Kampen             Van Kampen Capital             X                              Stability of  Invests primarily in U.S
   o managed by Morgan    Preservation Portfolio                                        principal     Government securities,
     Stanley Asset                                                                      while earning securities issued, sponsored
     Management  Inc.                                                                   current       or guaranteed by a federal
     dba Van                                                                            income that   agency or federally sponsored
     Kampen/Dwight Asset                                                                exceeds money agency, investment grade
     Management Company                                                                 market        corporate bonds, mortgage and
                                                                                        rates         asset-backed securities,
                                                                                                      regardless of maturity, and to
                                                                                                      a limited extent, non-dollar
                                                                                                      denominated securities.
 -----------------------------------------------------------------------------------------------------------------------------------
   o managed by           USAZ Van Kampen                                             X Capital       At least 65% of total assets
     USAllianz Advisers,  Aggressive Growth Fund                                        growth        in common stocks and other
     LLC/Van Kampen                                                                                   equity securities the adviser
     Investment Advisory                                                                              believes have an above-average
     Corp.                                                                                            potential for capital growth.
 -----------------------------------------------------------------------------------------------------------------------------------
   o managed by           USAZ Van Kampen                                    X          Capital       Invests primarily in equity
     USAllianz Advisers,  Comstock Fund                                                 growth and    securities, including common
     LLC/Van Kampen                                                                     income        stocks, preferred stocks and
     Asset Management                                                                                 securities convertible into
     Inc.                                                                                             common and preferred stocks.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                       X       Capital       Invests primarily  in
                          Emerging Growth Fund                                          appreciation  portfolios of common stocks of
                                                                                                      emerging growth companies.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                             X                 Long term     Invests primarily in a
                          Global Franchise Fund                                         capital       non-diversified portfolio of
                                                                                        appreciation  publicly traded equity
                                                                                                      securities  of issuers
                                                                                                      located throughout the
                                                                                                      world that it believes  have,
                                                                                                      among other things, resilient
                                                                                                      business franchises and growth
                                                                                                      potential.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                    X          Income and    Invests primarily in
                          Growth and Income Fund                                        long-term     income-producing equity
                                                                                        growth of     securities, including common
                                                                                        capital       stocks and convertible
                                                                                                      securities; also in non-
                                                                                                      convertible  preferred
                                                                                                      stocks and debt  securities
                                                                                                      rated "investment  grade."
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Van Kampen                                             X Capital       Invests primarily in common
      USAllianz Advisers  Growth Fund                                                   growth        stocks and other equity
      LLC/Van Kampen                                                                                  securities of growth
      Investment Advisory                                                                             companies.
      Corp.
 -----------------------------------------------------------------------------------------------------------------------------------


The investment return and principal value for each investment option will fluctuate with market conditions and you may experience a gain or loss when units are sold. The investment objectives, policies and names of certain variable investment options are similar to the investment objectives, policies and names of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the variable investment options may be higher or lower than the results of these other portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar portfolios will be comparable even though the variable investment options have the same investment advisers, objectives and policies.

These variable investment options may also be available under other variable life insurance policies and variable annuity contracts that we offer. These other policies and contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these policies and contracts, please contact our Service Center.


Shares of the variable investment options may also be offered in connection with variable annuity contracts and variable life insurance policies of other insurance companies that may or may not be affiliated with us. Additionally, certain variable investment options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts or policies, and retirement plans or their participants. Each variable investment option's Board of Directors will monitor events in order to identify any material conflicts and determine what action, if any, they should take. If there is a material conflict, we will also consider what we should do, including potentially removing the variable investment option from the policy's investment choices. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

We may enter into certain arrangements under which we, USAllianz Investor Services, LLC (the principal underwriter for the policies) or our affiliates are compensated by the variable investment options' investment advisers, distributors and/or affiliates for the administrative services which we provide to the variable investment options. The amount of the compensation usually is based on the aggregate assets of the variable investment options available under these policies, or other policies that we issue or administer. Some investment advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, may receive 12b-1 fees deducted from certain investment option assets attributable to the policy for providing distribution and support services to some investment options. Because 12b-1 fees are paid out of an investment option's assets on an ongoing basis, over time they will increase the cost of an investment in the investment option.


OUR RIGHT TO SUBSTITUTE AND/OR LIMIT INVESTMENTS IN THE VARIABLE INVESTMENT OPTIONS

The investment management companies that sell shares of the variable investment options to us via participation agreements may terminate those agreements and discontinue offering their shares to us. In this event, we may substitute another variable investment option for the option you selected.

We may also, in our discretion, make substitutions with respect to both your existing and future investment selections. New or substituted variable investment options may have different fees and expenses and we may limit their availability to certain classes of purchasers. We may also, in our sole discretion, close variable investment options to premium allocations or transfers at any time. We will not make any substitutions without first receiving approval from the SEC (to the extent required by the Investment Company Act of 1940 or other applicable law) and providing notice to you.

We also reserve the right, subject to obtaining any necessary regulatory approvals, to:

     o    eliminate subaccounts;
     o    make additional subaccounts available;
     o deregister the Separate Account under the Investment Company Act of 1940 (the '40 Act);
     o make any changes requried by the '40 Act or any other form permitted by law;
     o transfer all or a portion of the assets of a subaccount or Separate Account to another subaccount or separate account; and
     o    create new separate accounts.

VALUING YOUR INVESTMENT IN THE VARIABLE INVESTMENT OPTIONS

We use a unit of measure called an accumulation unit to track the value of your investment in the subaccounts that invest in the variable investment options. An accumulation unit works much like a share of a mutual fund. We credit your policy with accumulation units on the Valuation Date we receive your premium if you allocate any portion of your premium to the variable investment options. We determine the number of accumulation units we credit according to the following formula:
                               AP  -  PC     where:
                               VAU

     AP = the amount of the premium you  allocated  to the  variable  investment option.
     PC = the portion of the premium  charge  applicable to the amount of premium you allocated to the variable investment option.
    VAU = the value of the accumulation unit for the subaccount of your variable investment option.


The value of an accumulation unit may go up or down from Valuation Period to Valuation Period. Every Valuation Date, we determine the value of an accumulation unit for each subaccount by multiplying the value of the accumulation unit for the previous Valuation Period by the net investment factor for the current Valuation Period. We use the following formula to determine the net investment factor:


                                    CVP  x  (1  -  MET)             where:
                                    PVP

     CVP = the value of a subaccount at the end of the current Valuation Period. PVP = the value of the same subaccount for the previous Valuation Period. MET = the amount of both the mortality and expense risk charge and any taxes or tax reserves for a Valuation Period.


We calculate your Accumulation Value in the variable investment options by multiplying the accumulation unit value in each subaccount by the number of accumulation units for each subaccount and then adding these results together.


We deduct accumulation units from your policy to pay for the portions of the Monthly Deductions associated with your investment in the variable investment options. Additionally, if you take a loan we will deduct accumulation units according to the amount of the Policy Loan that we transfer from the variable investment options to the fixed account as collateral. We convert accumulation units to ANNUITY UNITS if you Annuitize your policy.

VOTING RIGHTS


As a policy owner with investments in the variable investment options you may vote on important fund policies while the policy is in force.


We determine your voting interest in the variable investment options as follows:

     o You may cast one vote for each $100 of Accumulation Value you allocated to a variable investment option on the record date. We count fractional votes.
     o    We will determine the number of shares that you can vote.
     o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the variable investment options in which you have an interest.

Pursuant to our view of present applicable law, we will vote the shares of the variable investment options at special meetings of shareholders in accordance with instructions we receive from all policy owners that have a voting interest. We also will vote policy owner's shares for which we have not received instructions. We will vote all shares in the same proportion as the shares for which we receive instructions. We will also vote our shares in the same manner. However, if the Investment Company Act of 1940 or any regulation thereunder is amended, or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

We may, when required to do so by state insurance authorities, vote shares of the variable investment options without regard to your instructions. We may do this if your voting instructions would cause the variable investment option to make, or refrain from making, investments that would result in changes in the sub-classification, or investment objectives, of the option. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the investment options, if:

     o such disapproval is reasonable and is based on a good faith determination by us that the change would violate state or federal law;
     o the change would not be consistent with the investment objectives of the variable investment options; or
     o    the  change  would  vary  from  the  general  quality  and  nature  of investments and investment techniques used by other variable investment options with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

8.       TRANSFERS

You can transfer between the investment choices after the Reallocation Date. You cannot make transfers before the Reallocation Date. Each request for a transfer must clearly state the amount of the transfer and which investment choice is involved in the transfer. Currently you can make as many transfers as you want to each year, but we may change this practice in the future. Transfers may be subject to a transfer fee.

The policy is not designed for professional market timing organizations, or other entities or persons using programmed, large, or frequent transfers. Excessive trading activity can:

     o    disrupt investment option management strategy,
     o    impact performance, and
     o increase expenses which are borne by all policy owners who allocated premium payments or made transfers to the variable investment option, regardless of their transfer activity.

You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. If you own the policy with a joint owner, unless you instruct Allianz Life otherwise, we will accept instructions from either of you. We will use reasonable procedures to confirm that the instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all instructions we receive by telephone. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions via e-mail, web site, or other electronic communications. However, we may make these services available in the future.

Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should request your transfer by writing to our Service Center.

OUR RIGHT TO REJECT, RESTRICT OR MODIFY TRANSFERS

We reserve the right to reject transfer requests if they would disrupt the operation of the variable investment option. We also may impose other restrictions on transfers including prohibiting transfers from a policy owner who, in our view, abused, or appears likely to abuse, the transfer privilege. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple policy owners, the result can be simultaneous transfers involving large amounts of policy value. These transfers can disrupt the orderly management of the variable investment options, can result in higher costs to policy owners, and generally are not compatible with the long-range goals of policy owners. We believe that such simultaneous transfers effected by third parties may not be in the best interests of all shareholders of the variable investment options and the management of the variable investment options share this belief. Therefore, we may restrict transfers that we believe to be disadvantageous to the policy owners.

We reserve the right to modify the transfer privilege at any time, without prior notice to any party, subject to applicable state law. We may apply restrictions in any reasonable manner in order to prevent any transfers we believe will disadvantage other policy owners. We may apply a modification to transfers to, or from, one or more of the variable investment options. Modifications may include, but are not limited to:


     -    the requirement of a minimum time period between each transfer;
     - not accepting a transfer request from an agent acting on behalf of one or more policy owners;
     -    limiting the dollar amount of the transfer; or
     -    not accepting transfer instructions received by telephone or fax.

If we impose a minimum time period between each transfer or if we limit the dollar amount of a transfer and/or restrict the telephone/fax privileges, we will notify you in writing. If we impose any of these restrictions, we may require you to submit instructions in writing.


If we reject a transfer request, we will call your registered representative to request alternate instructions and send you a written notice within five business days. If we are unable to contact your registered representative, we will contact you directly.


Certain variable investment options may impose restrictions on transfers between investment options in an affiliated group of investment options if the investment adviser to one or more of the investment options determines that the policy owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In this event, the transfer may be delayed for one or more Business Days. This restriction would only apply to a transfer between two affiliated investment options, and in no event would it restrict a surrender from an investment option. If we receive a transfer instruction that we cannot implement for a period of time because of transfer restrictions, we will implement the instruction in accordance with the transfer restriction policy of the applicable investment option. In this event, you will receive a confirmation showing the date and the accumulation unit value at which we effected the transaction. We do not assume any responsibility for any delay in order entry caused by an investment option's transfer restriction policy. You should review the investment option prospectuses regarding any applicable transfer restrictions.

An allocation to the Van Kampen Capital Preservation Portfolio is subject to certain trading restrictions. In the event that you make an allocation to the Van Kampen Capital Preservation Portfolio and subsequently transfer from that option, you cannot transfer money to the USAZ Money Market Fund or to any available fixed account investment choice for a period of ninety (90) calendar days. We will not accept transfer instructions that are contrary to these trading restrictions and will notify you if we are unable to process your request. These trading restrictions will not affect your ability to make full or partial surrenders (as opposed to transfers) from the USAZ Money Market Fund, the Van Kampen Capital Preservation Portfolio, or a fixed account investment choice. These restrictions also do not prevent the application of new premium payments to the USAZ Money Market Fund or a fixed account investment choice, and they do not apply to DCA or flexible rebalancing transfers.


THE DOLLAR COST AVERAGING (DCA) PROGRAM

Dollar cost averaging is a program which enables you to transfer specified dollar amounts each month or quarter from the source account -- any of the investment choices -- to different variable investment options at regular intervals.

By making allocations on a regularly scheduled basis, you may be less susceptible to the impact of market fluctuations. However, DCA does not guarantee that any variable investment option will gain in value nor does DCA protect against a decline in value if market prices fall. Because DCA involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels.


You may select to DCA for any period of at least 12 months. The minimum amount that you can transfer is $500. We effect all DCA transfers on the tenth of the month (or the next Business Day if the tenth of the month is not a Business
Day). You can elect to participate in this program at any time by:


     o    properly completing the DCA election form;
     o returning the DCA form to us by the first of the month (to be effective that month); and
     o    ensuring that you have sufficient value in the source account.

Your participation in the DCA program will terminate when any of the following occurs:

     o    we complete the designated number of transfers;
     o you do not have enough value in the source account to make the transfer (if this occurs, we will transfer whatever amount is in the source account and the DCA program will end);
     o we receive your written request to terminate the program by the first of the month; or
     o    your policy terminates.


We do not currently charge a transfer fee for the transfers we make under the DCA program and we will not count these transfers against any free transfers we may allow. We also do not currently charge a fee for participating in the DCA program, but we reserve the right to charge for this program in the future. We also reserve the right to discontinue or modify the DCA program at any time and for any reason.


THE FLEXIBLE REBALANCING PROGRAM


Flexible rebalancing helps you maintain your selected allocation mix among the different variable investment options. If you have at least $10,000 of Accumulation Value, you may choose to have us rebalance your Accumulation Value among the variable investment options. The fixed account is not part of flexible rebalancing. You can elect to have us rebalance your Accumulation Value on a quarterly, semi-annual or annual basis. We will make flexible rebalancing transfers on the 20th day of the month (or the preceding Business Day if the 20th of the month is not a Business Day). You may not participate in both the flexible rebalancing and the DCA program at the same time. If you elect to participate in a DCA program and you also wish to have us make flexible rebalancing transfers, we will begin your flexible rebalancing transfers after we complete all your DCA transfers. We do not currently charge a transfer fee for the transfers we make under the flexible rebalancing program or count these transfers against any free transfers we may allow. We also do not currently charge a fee for participating in the flexible rebalancing program, but we reserve the right to charge for this program in the future. We also reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To terminate your participation in this program, your request must be received at the Service Center by the eighth of the month to terminate that month.


9.     LOANS AND SURRENDERS


Surrenders may be subject to charges. Loans, partial surrenders and full surrenders may also have tax consequences. For more details please see "Taxes" in sections 1 and 16.


LOANS


If you have sufficient Cash Value you can request in writing to borrow money from us using the policy as security while the policy is in force and the insured is alive. We will process your loan request on the Valuation Date we determine your paperwork is in good order. The maximum you can borrow at any time is 90% of the Net Cash Value. In some states the maximum is increased to 100% of the Net Cash Value. We reserve the right to increase the maximum amount you can borrow.


You may repay a loan in whole or in part at any time. However, we generally treat the payments you make as premium payments unless you indicate that we should treat the payment as a loan repayment. As a result, unless you indicate the payment is a loan repayment we will subtract the premium charge from your payment.

We will transfer from the collateral we hold in the fixed account an amount equal to the loan repayment plus the loan interest that would have been due on that amount less any collateral interest that we applied. We will apply this amount to the investment choices according to the last premium allocation instructions you gave us on the Valuation Date that we receive your loan repayment. We will also reduce your outstanding Policy Loan by this amount. As you repay your loan and your Policy Loan decreases, the amount we deduct from your Cash Value also decreases and, therefore, you will have more Net Cash Value available to you.

Upon full repayment of a loan, we will transfer any unearned loan interest and the balance of the collateral plus the collateral interest from the fixed account and apply it to the investment choices according to the last premium allocation instructions you gave us. Upon policy termination, we will refund any interest we have not earned to you.

Loans have priority over the claims of any assignee or other persons. We subtract the Policy Loan (less any unearned interest) from the Cash Value or the amount of the death benefit to arrive at the net proceeds payable to any assignee or other persons upon full surrender, the death of the insured, or at the Maturity Date.

If your policy lapses, you may be taxed on the loan proceeds you received.

PARTIAL SURRENDERS


You may make a partial surrender of your Net Cash Value while the insured is alive and before the policy terminates. We will process your surrender request on the Valuation Date we receive your request in good order. If you take a partial surrender, we deduct the Gross Partial Surrender Amount from your Accumulation Value in the variable investment options and/or the unloaned portion of the fixed account according to your instructions. We will deduct the Gross Partial Surrender Amount proportionately from your investments in the variable investment options and/or the unloaned portion of the fixed account if you do not provide us with directions, or if we cannot execute the partial surrender according your directions.


We may reduce your Specified Amount if you take a partial surrender and death benefit Option A is in effect. The reduction equals: GPSA - (DB - SA) where

   GPSA = the Gross Partial Surrender Amount.
     DB = the death benefit on the day of, but prior to, the partial surrender. SA = the Specified Amount on the day of, but prior to, the partial surrender.

We will not reduce the Specified Amount if the amount of the reduction is zero or negative. We will first apply any reduction to any effective Specified Amount increases starting with the last increase and continuing in the reverse order in which you made the increases. If any reduction amount is left after we reduce all the Specified Amount increases, we will then reduce the initial Specified Amount. We will not permit a partial surrender that would reduce the Specified Amount below the minimum (currently $50,000).

If death benefit Option A and the LifeFund Benefits are in effect and you request a partial surrender that would result in the policy becoming a MEC we will increase the amount of the partial surrender to prevent your policy from becoming a MEC. At your request we can also investigate whether it is possible in this situation for us to prevent the policy from becoming a MEC by reducing the amount of the partial surrender.

FULL SURRENDERS

You may fully surrender your policy and receive the Net Cash Value while the insured is alive and before the policy terminates. A full surrender will take effect on the later of:

     o the date we receive your written request for the surrender in good order at our Service Center; or
     o    the date you request (in writing) for the surrender to take effect.

The policy and all coverage will end at 12:01 a.m. Central Time on the day after the full surrender takes effect. You can elect to receive your surrender proceeds in a lump sum or in the form of periodic income payments (annuity payments) under one of the seven different annuity options we offer. For more details please see section 12, Annuity Options.

10.    LIFEFUND BENEFITS


The LifeFund Benefits package may provide benefits in the event the insured becomes unemployed, disabled, critically ill, chronically ill, dies or experiences the death of a spouse or child. Coverage under the death of a spouse or child benefit is subject to our underwriting approval. The disability, death of a spouse or child, chronic illness and critical illness benefits are collectively referred to as "accelerated benefits." Payment of accelerated benefits will reduce the amounts available for payment of any other claims you may make under the LifeFund Benefits and may reduce the amount available for payment of the death benefit. Please refer to your rider(s) for specific details. The Preferred Settlement Value (PSV) is also part of the LifeFund Benefits package. The PSV may increase the amount of the death benefit proceeds or provide an increase in income payments if you Annuitize the policy. However, the PSV does not provide any added benefit to you during the time periods when it is equal to the Net Cash Value. Some or all of these benefits may not be available in all states and some of these benefits may operate differently in some states. Please consult your rider(s) and your registered representative regarding the availability, operation and coverage under each of these benefits in your state. Once you select LifeFund Benefits, you cannot cancel them.

LifeFund Benefits are an innovative feature of the policy and there is no direct guidance on their federal income tax treatment. In the absence of guidance there are several possible ways LifeFund Benefits could be viewed from a tax perspective, and the impact of the LifeFund Benefits on your policy's qualification as a life insurance contract for federal income tax purposes is uncertain. You should consult a qualified tax adviser before adding the LifeFund Benefit rider(s) to a policy and before requesting payment of LifeFund Benefits. The LifeFund Benefits and the associated risks are also discussed in "The LifeFund Benefits" and "Taxes" subsections of section 1, Risk/Benefit Summary.


ACCELERATED BENEFITS

You can request benefit payments if the insured meets any of the following "covered conditions" during their lifetime while your policy and the LifeFund Benefits are effective:

     o A critical illness, as defined in the rider, such as cancer, stroke or organ transplant.
     o    A chronic illness, as defined in the rider.
     o    A disability, as defined in the rider.
     o    Death of the covered spouse.
     o    Death of a covered child.

Covered conditions may differ between states, please see your rider(s) for more information.

You must give us written notice of a claim within 90 days of the onset of a covered condition. You must provide us with due proof that the insured experienced the onset of a covered claim before we will pay you any benefits. At a minimum, proof consists of the diagnosis of a doctor and documentation supporting that diagnosis. We may require, at our expense, an examination or tests by a doctor of our choice. We require additional proof if the insured is disabled and receiving Social Security benefits. In some states, we require a signed acknowledgement of concurrence before we pay benefits to any assignee or irrevocable beneficiary.

You may request benefit payments on multiple occasions, but only once for any single covered condition (excluding the death of a covered child). You cannot make a claim for a monthly benefit within the two years immediately following any claim for a lump sum benefit (excluding claims related to the death of a spouse or child). We will not pay benefits if the insured experiences the onset of a covered condition while we are making payments under a previous claim. Additionally, if you make claims under the LifeFund Benefits for multiple covered conditions that resulted from the same cause you may only receive a benefit for the first claim. We will not pay benefits for any covered condition that occurs within 30 days immediately following the rider effective date if you received medical treatment or advice for the condition during the six months immediately prior to the rider effective date.

We pay benefits in either a lump sum or as a monthly payment, depending on the covered condition you claim. (Please consult your rider(s) for details on which conditions result in monthly payments and which conditions result in lump-sum payments.) We will make monthly payments until the earlier of:

     o    the insured's recovery from the covered condition,
     o    termination of the policy or the LifeFund Benefit riders, or
     o    any other time as described in the rider(s).

We pay benefits based on your LIFEFUND. Your LIFEFUND is your total effective Specified Amount minus any Policy Loan on the first day the insured meets the conditions of eligibility for a covered condition. The maximum you can request depends on the covered condition you claim and generally ranges from 10% to 50% of your LIFEFUND. Your rider(s) state the maximum you can request for each covered condition. The maximum we can pay you for all claims under the LifeFund Benefits generally is 90% of the initial Specified Amount. However, we will increase the maximum to 100% if the insured experiences blindness caused by an accident. If you request a partial surrender or a loan after you qualify to receive monthly benefit payments under these rider(s) we will consider the loan or partial surrender as an advance against these payments and we will deduct the proceeds from our future payments. We will stop making monthly payments if you fully surrender the policy.

In addition to the benefits noted above, you may also qualify for a waiver of premium if you have a claim under the accelerated benefits. A waived premium is equal to the lesser of either:

     o the arithmetic average of your monthly premiums paid over the last three years, or
     o    the Target Premium.

We will begin to credit your Accumulation Value with a waived premium on each Monthly Anniversary Date after the date that either:

     o you become eligible for a lump sum benefit of 50% or more of your LIFEFUND,
     o    you receive your first payment for a claim for a monthly benefit, or
     o you become eligible for multiple lump sum benefits which, when added together, equal 50% or more of your LIFEFUND.

If your claim is for a lump sum benefit we will continue to credit your Accumulation Value with the waived premium on each Monthly Anniversary Date until the insured attains Age 65. If your claim is for a monthly benefit we will continue to credit your Accumulation Value with the waived premium until the insured attains Age 65 or recovers from the covered condition, whichever is earlier. The waiver of premium does not guarantee that your policy or the LifeFund Benefits will remain in force.

In most states, each payment of an accelerated benefit (except for a waiver of premium) reduces each BASE POLICY ATTRIBUTE (the Specified Amount, the Accumulation Value, the Net Cash Value, the Target Premium, the surrender charge and any Policy Loan) according to the following formula:

                  BPA  X  AB        where,
                   SA  -  PL

          BPA = the amount of the BASE POLICY ATTRIBUTE on the first day the insured met the requirements for a covered condition.

          AB   = the amount of the benefit we pay you.

          SA = the total effective Specified Amount on the first day the insured met the requirements for a covered condition.

          PL = the Policy Loan on the first day the insured met the requirements for a covered condition.

In some states, only the payment of a chronic illness claim will reduce all the BASE POLICY ATTRIBUTES according to the formula listed above, while payment of any other type of accelerated benefit claim will reduce the Accumulation Value, the Net Cash Value, the Target Premium, the surrender charge and any Policy Loan but NOT the Specified Amount. Please refer to your rider(s) for specific details regarding how your policy works.

EXAMPLE OF THE AFFECT OF AN ACCELERATED BENEFIT CLAIM PAYMENT:

     o We issue the policy with a Policy Date of January 1, 2002, the insured is Age 35, and death benefit option A is in effect.


     o On June 1 of the tenth Policy Year, the Specified Amount is $100,000, the Target Premium is $100, the Accumulation Value is $45,000, the surrender charge is $2,070, the Policy Loan is $20,000, the Net Cash Value is $22,930, and the death benefit is $140,850. Additionally, your average monthly premium payment for the last three years was $100, the same as your Target Premium.

     o On July 1 of the tenth Policy Year, we pay the maximum accelerated benefit amount of $40,000 for a claim based on the insured having an organ transplant on June 1 of the tenth Policy Year.


     Using the formula from above,

          AB    =           $40,000         =     $40,000     =   0.50
        ------       --------------------         -------
         SA-PL       ($100,000 - $20,0000)        $80,000

Next we take each BASE POLICY ATTRIBUTE and multiply it by 0.50 to compute the reductions. After the reduction YOUR BASE POLICY ATTRIBUTES are as follows:

     o    the Specified Amount is $50,000,
     o    the Target Premium is $50,
     o    the Accumulation Value is $22,500,
     o    the surrender charge is $1,035,
     o    the Policy Loan is $10,000,
     o    the Net Cash Value is $11,465, and
     o    the death benefit is $70,425.


Additionally, because the amount of the lump sum payment we would make on July 1 of the tenth Policy Year equals 50% of your LIFEFUND (50% of your Specified Amount minus the Policy Loan or 0.50 x $80,000) you will qualify for a premium waiver. Your Target Premium is the same as the arithmetic average of your monthly premium over the last three years. Therefore, we will credit the Accumulation Value of your policy with a waived premium of $50 (the reduced Target Premium) every Monthly Anniversary Date until December 1 of the 30th Policy Year (the Policy Anniversary after the insured attains Age 65). The premium waiver continues until the insured attains Age 65 because the claim is for a lump sum benefit.


We will reduce any effective Specified Amount increases according to this formula starting with the last increase and continuing in the reverse order in which you made the increases. If any portion of the benefit payment reduction is left after we reduced all Specified Amount increases, we will reduce the initial Specified Amount. The benefit payment reduction may reduce the Specified Amount below our allowed minimum of $50,000.

EXCLUSIONS. These exclusions may differ in some states. We will not provide accelerated benefits for any loss that is caused by, or that occurs as a result of:

     o intentionally self-inflicted bodily injury, suicide, or attempted suicide, whether the insured is sane or insane;
     o    war (declared or undeclared);
     o    service in any of the armed forces;
     o participation in (or attempting to participate in) a felony, riot or insurrection; or
     o the misuse of alcohol or the taking of drugs (unless administered by a physician or taken according to the physician's instructions).

UNEMPLOYMENT BENEFIT

This benefit may not be available in all states. You may not make a claim for this benefit in the first Policy Year. After the first Policy Year, if you have been unemployed for at least 180 consecutive days and you have not reached your 65th birthday you can do one of the following:

     o Take up to 25% of the unloaned portion of your Accumulation Value in a single partial surrender, regardless of the amount of the actual Net Cash Value. We will not deduct a charge for this partial surrender. We will decrease your remaining surrender charge by the same percentage as this partial surrender.

     o Borrow up to 50% of your Net Cash Value in a single loan with interest charged at a lower annual rate of 2.9126%, payable in advance. We will effect this lower rate for the partial Policy Year in which you took the loan and for the next three Policy Years.

We must receive satisfactory proof of unemployment prior to paying any claims under this benefit. Satisfactory proof includes (but is not limited to) a written statement from the applicable state unemployment agency indicating that you qualify for, and are receiving, unemployment benefits. We also require proof of the date unemployment began.

In some states, the benefit may be more limited but you will not need to supply a written statement from the applicable state unemployment agency.

If the No Lapse Guarantee is in effect, a partial surrender or loan under this benefit will not reduce the adjusted premium payments used to calculate whether the NLG Benefit will continue for the partial Policy Year that we make payment to you and for the next three Policy Years. However, after this period, we will reduce your adjusted premium payments for the partial surrender or loan (including accrued interest) which could increase the risk of policy lapse.

Partial surrenders and loans may have federal tax consequences and the tax consequences associated with borrowing at this lower rate are unclear. You should consult a qualified tax adviser before taking a partial surrender or a loan under this benefit.

You can again be eligible for these benefits five years after we pay a partial surrender or loan under this benefit if you have not yet reached your 65th birthday.

PREFERRED SETTLEMENT VALUE (PSV)


The PSV is part of the LifeFund Benefits package. If you do not elect to include LifeFund Benefits in your policy you will not receive the PSV benefit.


We use the PSV while the policy is in force either to calculate income payments if you elect to Annuitize the policy using a lifetime annuity option or to calculate the death benefit proceeds if the insured dies. For more details on the annuity options we offer see section 12, Annuity Options.

Before the tenth Policy Anniversary the PSV is equal to the Net Cash Value. Additionally, if the insured has not yet attained Age 55 by the tenth Policy Anniversary, the PSV will continue to equal the Net Cash Value until the Policy Anniversary when the insured attains Age 55.

We generally set your PSV equal to your EXCESS PREMIUM NET CASH VALUE plus:

     o    1.5 times your TARGET PREMIUM NET CASH VALUE during the period
          - on or after the later of the tenth Policy Anniversary or the Policy Anniversary when the insured attains Age 55, but
          - before the later of the 15th Policy Anniversary or the Policy Anniversary when the insured attains Age 65.

     o    3 times your TARGET PREMIUM NET CASH VALUE during the period
          - on or after the later of the 15th Policy Anniversary or the Policy Anniversary when the insured attains Age 65, but
          - before the later of the 16th Policy Anniversary or the Policy Anniversary when the insured attains Age 70.

The EXCESS PREMIUM NET CASH VALUE equals the Net Cash Value minus the TARGET PREMIUM NET CASH VALUE.

The TARGET PREMIUM NET CASH VALUE is equal to:         NCV  X  SP     where:
                                                           TP
          NCV    =  the Net Cash Value.
          SP     =  the sum of premiums  paid each year up to the  ACCUMULATED
                    TARGET  PREMIUMS  for that  year.  Your  ACCUMULATED  TARGET
                    PREMIUMS  for a year  equals the sum of the Target  Premiums paid each month.
          TP     =  total premiums.

If the sum of the premiums you paid each year is less than or equal to the ACCUMULATED TARGET PREMIUMS for that year, your TARGET PREMIUM NET CASH VALUE will equal your Net Cash Value and your EXCESS PREMIUM NET CASH VALUE will be zero.

Upon the later of the 16th Policy Anniversary or the Policy Anniversary when the insured attains Age 70, the PSV is again equal to the Net Cash Value.

In some states, we will compute the PSV using different factors and different age parameters. In those states, the factors we use will gradually increase from one to three and gradually decrease from three to one within a 15-year period beginning on or after the later of the tenth Policy Anniversary or the Policy Anniversary when insured attains Age 62.

Your PSV will not be less than your ADJUSTED PREMIUM PAYMENTS (total premiums minus any Gross Partial Surrender Amounts and minus any Policy Loan) regardless of your actual Net Cash Value if:

     o your ADJUSTED PREMIUM PAYMENTS are at least equal to the ACCUMULATED TARGET PREMIUMS during the period:
          - on or after the later of the tenth Policy Anniversary or the Policy Anniversary when the insured attains Age 55, but
          - before the later of the 16th Policy Anniversary or the Policy Anniversary when the insured attains age 70.

EXAMPLE:

o A 45-year old male, nonsmoker purchases a policy and elects to include the LifeFund Benefits. He selects death benefit Option A and a Specified Amount of $250,000. His Target Premium is $4,500 per year (this equates to $375 per month). The owner is also the insured.

o The policy owner makes premium payments of $5,000 per year until he reaches age 65. Note that his premium payment is $500 more than his annual Target Premium.

o At age 65 he elects to surrender his policy and take his PSV under a lifetime annuity option. His Accumulation Value is $110,000. He made no surrenders or loans and the surrender charge period has expired. The Net Cash Value equals the Accumulation Value.

o The policy is beyond the 16th Policy Anniversary and the owner/insured has not yet attained Age 70 so the PSV equals the EXCESS PREMIUM NET CASH VALUE plus three times the TARGET PREMIUM NET CASH VALUE.

We calculate the PSV at the owner's age 65 as follows:

         The ACCUMULATED TARGET PREMIUMS equal:
              Sum of the Target Premiums for each year =                  $4,500

         The TARGET PREMIUM NET CASH VALUE equals:
              the Net Cash Value                                        $110,000
              multiplied by the sum of premiums paid each
                year ($5,000  x 20  = $100,000) up to the
                ACCUMULATED TARGET PREMIUM for each year
                ($4,500  x  20  = $90,000)                              X 90,000
                                                                   9,900,000,000
              divided by the total premiums                            / 100,000
                                                                         $99,000

         The EXCESS PREMIUM NET CASH VALUE equals:
              the Net Cash Value                                        $110,000
              minus the TARGET PREMIUM NET CASH VALUE                   - 99,000
                                                                         $11,000

         The PSV equals:
              the EXCESS PREMIUM NET CASH VALUE                          $11,000
              plus three times the TARGET PREMIUM NET
                CASH VALUE = 3 x $99,000 =                             + 297,000
                                                                        $308,000
11.    DEATH BENEFITS


Once the insured attains Age 100, the amount of the death benefit we pay your beneficiary is the Accumulation Value. Prior to the insured attaining Age 100, the amount of the death benefit depends on the death benefit option you selected and whether or not you added the LifeFund Benefits to your policy. We calculate the amount of the death benefit proceeds on the Valuation Date we receive the proof of the insured's death.


     DEATH BENEFIT OPTION A: If the insured dies while the policy is in force we will pay the beneficiary the greatest of:

     o the total Specified Amount at the beginning of the policy month when the death occurs;
     o the Accumulation Value on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy; or
     o the PSV (if any) on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy.

     DEATH BENEFIT OPTION B: If the insured dies while the policy is in force we will pay the beneficiary the greatest of:

     o the total Specified Amount at the beginning of the policy month when the death occurs plus the Accumulation Value on the date of death; or
     o the Accumulation Value on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy; or
     o if you added the LifeFund Benefits to your policy, the PSV (if any) on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in your policy.


The total Specified Amount is the sum of all Specified Amount Portions.

Under Option A, the minimum death benefit we will pay your beneficiary is the effective total Specified Amount. This amount is "level" because it does not vary based on market conditions. Under Option B, the amount of the death benefit is "variable" because it changes based on the performance of your selected variable investment options.

If the insured commits suicide we may limit the amount of the death benefit (please see section 4, Rights Under the Policy - Our Right to Contest and the Suicide Period). Partial surrenders you take from your policy may decrease the amount of the death benefit because partial surrenders reduce your Accumulation Value. We will reduce the death benefit proceeds we pay your beneficiary by the amount of any outstanding Policy Loan (less any unearned interest) and any Monthly Deductions that are due but unpaid.

You can choose to have us pay your beneficiary in a lump sum or in annuity payments. We will pay interest (if any) at a rate no less than required by law. We will mail payment to your beneficiary within seven days after our death claim requirements are fulfilled.

If you would like your beneficiary to receive the death benefit proceeds as a stream of income payments you must designate your beneficiary as the annuitant and select an annuity payment plan while the insured is alive. If you do not elect a form of payment for the death benefit proceeds prior to the death of the insured, your beneficiary may designate an annuitant and select an annuity payment plan. We will apply 110% of the death benefit proceeds towards the annuity payments under either a lifetime annuity option or a fixed annuity payment over at least ten years. All amounts we pay above the base death benefit proceeds are treated as taxable income when they are received. We offer seven different annuity payment plans that we call annuity options. Please see section 12, Annuity Options for more details.

EXAMPLE:

o A 35-year old male, nonsmoker purchases a policy and elects to include the LifeFund Benefits. He selects a Specified Amount of $250,000. His Target Premium is $3,000 per year (this equates to $250 per month). The owner is also the insured.

o The policy owner pays his annual Target Premium of $3,000 every year for 15 years. Note that his premium payment is equal to the Target Premium.

o The policy owner dies before the 16th Policy Anniversary while he is 51 years old. The Accumulation Value of the policy at the time of his death is $50,000. He made no surrenders or loans and the surrender charge period has expired. The Net Cash Value equals the Accumulation Value.

o At the time of the death of the owner/insured, the policy is beyond the tenth Policy Anniversary but he had not yet attained Age 55 on the last Policy Anniversary so the PSV equals the Net Cash Value.

o    The Death Benefit Factor for a 51-year old male, nonsmoker is 2.50.

We calculate the benefit proceeds under death benefit Option A as the greatest of the following:

         The total Specified Amount at the beginning
           of the policy month when the death occurred                  $250,000

         The Accumulation Value on the date of death
           multiplied by the applicable Death Benefit Factor
           ($50,000  x  2.50)  =                                        $125,000

         The PSV on the date of death multiplied by
           the applicable Death Benefit Factor
           ($50,000  x  2.50)  =                                        $125,000

         The death benefit proceeds under death benefit
           Option A                                                     $250,000

We calculate the benefit proceeds under death benefit Option B as the greatest of the following:

         The total  Specified  Amount at the  beginning of the policy month when the death occurred plus the Accumulation Value on the date of death
           ($250,000  +  $50,000)                                       $300,000

         The Accumulation Value on the date of death
           multiplied by the applicable Death Benefit Factor
           ($50,000  x  2.50)  =                                        $125,000

         The PSV on the date of death multiplied by
           the applicable Death Benefit Factor
           ($50,000  x  2.50)  =                                        $125,000

         The death benefit proceeds under death benefit
           Option B                                                     $300,000

CHANGING THE DEATH BENEFIT OPTION

After the first Policy Year, you may change the death benefit option by sending us a written request. Any change in a death benefit option will take effect on the Monthly Anniversary Date on or following the date we approve the request for the change. Changing the death benefit option may have tax consequences and you should consult a qualified tax adviser before doing so.

If you want to change the death benefit from Option A to Option B, we will decrease the Specified Amount by the Accumulation Value. You cannot make this change if the resulting Specified Amount is below the minimum Specified Amount (which is currently $50,000). You also cannot make this change if you elected to include the LifeFund Benefits in your policy and the change would result in the policy becoming a MEC. If you want to change the death benefit from Option B to Option A, we will not change the Specified Amount.

CHANGING THE SPECIFIED AMOUNT

After the first Policy Year, you may change the Specified Amount on any Monthly Anniversary Date. A Specified Amount increase will take effect on the Monthly Anniversary Date on or following the day we approve the application for the increase. A Specified Amount decrease will take effect on the later of:

     o the Monthly Anniversary Date on or following the day we receive your request for the decrease, or
     o the Monthly Anniversary Date one year after the last Specified Amount increase.

If you change the Specified Amount we will issue you a revised schedule page. Changing the Specified Amount may have tax consequences and you should consult a qualified tax adviser before making a change.

INCREASES: Generally, you can only increase the Specified Amount before the insured reaches their 56th birthday. To request an increase in the Specified Amount, you must:

     o    submit an application for the increase;
     o    submit proof satisfactory to us that the insured is an insurable risk;
          and
     o pay any additional premium which we require so that the Net Cash Value is sufficient to cover three Monthly Deductions.

Some states may limit Specified Amount increases. The minimum Specified Amount increase we allow is currently $50,000. The risk classification that applies for any Specified Amount increase may differ from the risk classification that applied for the initial Specified Amount. We will issue you a revised schedule page for your policy that shows the risk classification and the amount of the increase.

If you increase the Specified Amount we will also make the following changes and list them on the revised schedule page of your policy:

     o    Increase the Target Premium.
     o Increase the premium charge for all premiums to 3.5% for the five years following the increase.
     o Increase the monthly administrative charge to $14 per month for the five years following the increase.
     o    Increase the total monthly No Lapse Guarantee Benefit charge.
     o    Apply an additional schedule of surrender charges.

We will also increase the insurance risk charge and any LifeFund Benefit charge, but your revised schedule page will not reflect these changes.

DECREASES: You can send us a written request to decrease your Specified Amount 12 months after the Policy Date or (if applicable) 12 months after the effective date of a Specified Amount increase. We will use a Specified Amount decrease to reduce any previous effective Specified Amount increases, starting with the last increase and continuing in the reverse order in which you made the increases. If any portion of the decrease is left after we reduce all Specified Amount increases, we will then reduce the initial Specified Amount. You cannot decrease the Specified Amount if the result would reduce the initial Specified Amount below the minimum Specified Amount (which is currently $50,000).

If you elected to include the LifeFund Benefits in your policy and the Specified Amount decrease would result in the policy becoming a MEC, we will limit the decrease to the extent necessary to keep the policy from becoming a MEC.

We will reduce the Target Premium if you decrease the Specified Amount. We will show your new Specified Amount and your new Target Premium on the revised schedule page of your policy. We will also decrease the insurance risk charge and any LifeFund Benefit charge, but your revised schedule page will not reflect these changes.

12.    ANNUITY OPTIONS

If you did not elect a form of payment for the death benefit proceeds prior to the death of the insured and your beneficiary elects to receive the proceeds in the form of annuity payments, all references to "you" in the following section mean the beneficiary.

There are seven annuity payment plans available for you to choose from. If you elected the LifeFund Benefits and you choose to Annuitize your policy and receive the Preferred Settlement Value we generally require you to elect a lifetime annuity option (Options 1-5). If you elect to receive proceeds from your policy under an annuity option your policy benefits (except for the increased Annuity Payment Rider, if applicable) will terminate.


You can elect to receive annuity payments under Options 1-6 on:

     o    a variable basis,
     o    a fixed basis, or
     o    a combination of both.

Option 7 is only available on a fixed basis.


We do not allow investments in the variable investment options during the annuity payment period if you elect fixed payments. If you elect fixed payments, the annuity payments we make will generally be the same dollar amount (equal installments). The dollar amount of fixed payments may differ if you select Option 3 or the Increased Annuity Payment Rider. If you elect variable payments you will select which variable investment options to invest in during the annuity payment period. The amount of these variable payments may fluctuate based on:

     o    the  amount  of  the  proceeds   applied  to  the  annuity  option  at
          Annuitization;
     o    the annuity option you select;
     o    the assumed investment rate (AIR) used in the annuity table; and
     o the performance of the variable investment option(s) you select during the annuity payment period.

You can choose a 3%, 5% or 7% AIR, however, the 5% and 7% AIRs are not available in all states. A higher AIR will result in a higher initial annuity payment but later payments will increase more slowly if investment performance rises and decrease more rapidly if investment performance declines. If the actual performance of your selected variable investment options exceeds the AIR, the amount of your annuity payments will increase. Similarly, if the actual performance is less than the AIR, the amount of your annuity payments will decrease.

We generally offer the following annuity options, however, we can make other options or payment frequencies available. Options 1-5 are the life annuity options.

OPTION 1: LIFE ANNUITY. We will make monthly annuity payments as long as the annuitant is alive. We stop making payments upon the death of the annuitant. This means that if the annuitant dies after we made only one payment, we will not make any more payments.

OPTION 2: LIFE ANNUITY WITH MONTHLY PAYMENTS GUARANTEED FOR FIVE, TEN, 15 OR 20 YEARS. We will make monthly annuity payments for the guaranteed period you select and continue the payments after that as long as the annuitant is alive.


OPTION 3: JOINT AND LAST SURVIVOR ANNUITY. We will make monthly annuity payments as long as one of the annuitants is alive. Upon the death of one annuitant, payments will continue during the lifetime of the surviving annuitant at a level of 100%, 75% or 50% of the amount that we paid when both annuitants were alive. You select this percentage at the time we begin making income payments. We stop making monthly annuity payments upon the death of the last annuitant.


OPTION 4: JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS GUARANTEED FOR FIVE, TEN , 15 OR 20 YEARS. We will make monthly annuity payments for the guaranteed period you select and continue payments after that as long as one of the annuitants is alive.

OPTION 5: REFUND LIFE ANNUITY. We will make monthly annuity payments while the annuitant is alive. If you elected fixed payments and the sum of the fixed payments we have made at the time we receive proof of the annuitant's death is less than the proceeds applied to the fixed annuity option, then we will pay a refund. If you elected variable payments we will make a comparable calculation based on the number of annuity units and the current value of the annuity units. You may obtain more information on this refund by calling our Service Center at the phone number listed at the back of this prospectus.

OPTION 6: SPECIFIED PERIOD CERTAIN ANNUITY. We will make monthly annuity payments for a specified period of time that you elect. The specified period must be a whole number of years from five to 30. Under a variable payment, you may make a written request for a liquidation at least once each Policy Year for up to 100% of the liquidation value. We will process liquidation requests within seven days after we receive your request at our Service Center. The liquidation value is equal to the present value of the remaining guaranteed number of annuity payments based on the payment's current value commuted at the selected AIR. A liquidation is a surrender you make during the annuity payment period. You may obtain more information on the liquidation feature by calling our Service Center at the phone number listed at the back of this prospectus.

OPTION 7: THE FIXED INTEREST OPTIONS. The proceeds applied to this annuity option will earn interest beginning on the date we issue the annuity contract. We will pay interest according to the rate we declare each year. You select either interest option one or two. You also select how long the annuity contract will last. The period must be a whole number of years from one to 30. We will make an agreement with you regarding your right to make withdrawals during this period when you select this option.

         INTEREST OPTION ONE: INTEREST ACCUMULATION. The proceeds will earn interest for a period of not more than 30 years and then be paid in a lump sum. Interest will compound on a monthly basis.

         INTEREST OPTION TWO: INTEREST INCOME. The proceeds will earn interest for a period of not more than 30 years. We will calculate and pay interest to you at the end of each month. You may instead elect to receive quarterly, semiannual or annual interest payments with our approval. If we pay interest to you monthly your proceeds will not compound.

13.    INCREASED ANNUITY PAYMENT RIDER

You can elect this rider subject to our underwriting guidelines if it is available in your state and:

     o    you choose a lifetime annuity option,
     o    you are both the insured and the annuitant, and
     o    you are 80 years old or younger.


This rider is not available in Massachusetts.


If you own the policy jointly, or if there are joint annuitants, one of the owners must be the annuitant and all annuitants must be 80 years old or younger to purchase this rider. If the policy is jointly owned or is owned by a non-individual, than all references to "you" mean the annuitant.

The benefit is a constant percentage of the basic annuity payment. If you elect to receive payments on a fixed basis, the basic annuity payment is each current annuity payment. If you elect to receive payments on a variable basis, the basic annuity payment is the number of annuity units in the current annuity payment multiplied by the value of the annuity unit on the date annuity payments start. Annuity units are what we convert accumulation units into when you Annuitize the policy. We use them to calculate the value of your investment in the variable investment options after you Annuitize the policy. We determine the amount of each annuity payment by multiplying the number of annuity units by the value of the annuity units. The maximum basic annuity payment is $10,000 for purposes of this benefit.

The amount of the benefit is 30% or 60% of the basic annuity payment (reduced to 20% or 40% if the annuitant is age 75 or older on the date income payments started) depending on the level of impairment. We define the levels of impairment by the amount of help you need to perform daily activities. Your rider provides more details on the qualifying events, the amount of the benefit and the levels of impairment.


To receive benefits under the rider you must complete a request form and send it to our Service Center. If we approve the request, the increase to the amount of your monthly annuity payments will begin with the first annuity payment we make 90 days after you file the request


This benefit may not be available or may be restricted in some states. Please see your registered representative for more details.

14.    CHARGES

There are charges and other expenses associated with the policy that reduce the return on your investment. These charges and deductions compensate us for services and benefits we provide, costs and expenses we incur, and the risks we assume. Please see section 2, Fee Tables for information on the frequency and amount of the charges.

PREMIUM CHARGE

We deduct this charge from each premium payment and use it to pay for premium related expenses including premium taxes charged by some states and other governmental entities (e.g., municipalities) and premium collection expenses. This charge does not vary by state or jurisdiction.

SURRENDER CHARGE

If you fully surrender the policy within the first 15 Policy Years (or within 15 years of any increase in the Specified Amount), we deduct this charge from the unloaned portion of your Accumulation Value before we pay you the Net Cash Value. The surrender charge remains level during the first ten years it is in effect and then decreases monthly until it is zero at the end of the fifteenth year. We base this charge on the Specified Amount and the following characteristics of the insured: Age, sex (if allowed), and risk classification. The charge may vary between policies. Changes in the risk classification of the insured and decreases in the Specified Amount have no affect on the surrender charge.

The schedule page of your policy will show the surrender charge that applies to your initial Specified Amount. If you increase the Specified Amount, we will apply an additional surrender charge schedule for 15 years from the effective date of Specified Amount increase. This additional surrender charge schedule may differ from your initial surrender charge schedule if risk classification or the Age of the insured differ from when you originally purchased the policy.

This  charge  helps  cover  our  acquisition   costs  such  as  commissions  and
underwriting.

PARTIAL SURRENDER CHARGE

If you surrender only a portion of your Net Cash Value, we reserve the right to deduct this charge pro rata from the investment choices you choose to surrender from. We would deduct the fee from the investment choices and pay you the amount you requested. For example, if you request a partial surrender of $100 and the partial surrender charge were $2, we would deduct $102 from the investment choices and send you $100. We do not currently assess this charge. This charge would reimburse us for the administrative costs associated with partial surrenders.

TRANSFER FEE

We reserve the right to deduct this fee for each transfer you make between the investment choices. Currently we do not charge this fee for:

     o    transfers we make on the Reallocation Date,
     o    transfers that are part of dollar cost averaging,
     o    transfers that are part of a flexible rebalancing plan, or
     o transfers associated with moving the collateral for a loan to or from the fixed account.

We also do not charge a fee for the first 12 transfers in a Policy Year and the transfers listed directly above do not count against this total. We do deduct a $25 fee for each transfer you make in a Policy Year after the first 12. We deduct this charge on a pro rata basis from the the investment choice you transfered from. The charge reimburses us for the administrative costs of processing the transfer.

INSURANCE RISK CHARGE

On each Monthly Anniversary Date, we deduct this charge from your Accumulation Value. We deduct the charge proportionately from your investments in the investment choices. This charge provides for the life insurance protection we provide under the policy during the month following the charge. The charge may vary between policies and from Monthly Anniversary Date to Monthly Anniversary Date. We expect to profit from this charge and we may use its benefits for any lawful purpose, including distribution expenses.

The insurance risk charge drops to zero once the insured attains age 100. Prior to Age 100, the total insurance risk charge for each policy month equals the sum of the insurance risk charges for each effective Specified Amount Portion.

To determine the insurance risk charge for a Specified Amount Portion for a policy month we multiply:

     o    the INSURANCE RISK AMOUNT for the Specified Amount Portion; by
     o    the cost of  insurance  rate that  applies  to that  Specified  Amount
          Portion.

The INSURANCE RISK AMOUNT for a Specified Amount Portion equals:

     o the amount of the death benefit associated with that Specified Amount Portion divided by 1.002466*
     o minus your Accumulation Value at the beginning of the policy month before we subtract the Monthly Deductions.

* This factor reduces the insurance risk amount solely for the purpose of computing the insurance risk charge by taking into account assumed monthly earnings at an annual rate of 3%.

In determining the insurance risk amount for a Specified Amount Portion, we first assume that the Accumulation Value is part of the initial Specified Amount. If the Accumulation Value is greater than the initial Specified Amount, we then assume the Accumulation Value is part of each Specified Amount increase in order, starting with the first increase. In calculating the death benefit associated with a Specified Amount Portion, we use the Accumulation Value related to the Specified Amount Portion.

The cost of insurance rate for a Specified Amount Portion for a policy month is the cost of insurance rate for that month for the risk classification of the insured that applies to that Specified Amount Portion. We determine the risk classification applicable to each Specified Amount Portion upon application for that portion.

The total cost of insurance rate for a policy month will be uniform for all Specified Amount Portions that:

     o are in the same Specified Amount band, sex (if allowed), and risk classification;
     o    take effect when the insureds are the same age; and
     o    have been in force the same length of time.

We may change our cost of insurance rates from time to time based on our expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Persistency is our expectation regarding the number of lapses or full surrenders that will occur while the policy is in effect. Any change we make will apply to all Specified Amount Portions in the same risk classification. The current cost of insurance rates for each policy month will not be more than the amount shown in the table of guaranteed rates contained in your policy. We base cost of insurance rates on the death benefit option, the Specified Amount, how long the policy has been in force and the following characteristics of the insured: Age, sex (if allowed) and risk classification. We also base the cost of insurance rate on the total effective Specified Amount, which is divided into three "bands":

     |X| band one is a total effective Specified Amount of less than $100,000; |X| band two is a total effective Specified Amount of $100,000 - $499,999,
          and
     |X|  band three is a total effective Specified Amount of $500,000 or more.

Band three has the lowest cost of insurance rates and band one has the highest rates.

If you increase the Specified Amount the insurance risk charge will increase and if you decrease the Specified Amount the insurance risk charge will decrease. If your total effective Specified Amount band changes because of an increase or decrease in Specified Amount, your insurance risk charge will also change. If the risk classification of the insured changes to a better classification the insurance risk charge will decrease. Where the state insurance laws allow we use mortality tables that distinguish between males and females and in these states the cost of insurance and the benefits payable will differ between males and females of the same age. Some states require us to use unisex tables and in these states the cost of insurance rates and the benefits payable will not differ between males and females of the same age. Additionally, employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables.

ADMINISTRATIVE CHARGE

We deduct this monthly charge from your Accumulation Value. We deduct the charge proportionately from your investments in the investment choices. The charge reimburses us for expenses incurred in the administration of the policies. These expenses include: confirmations, annual account statements, maintenance of policy records, maintenance of separate account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policy owner servicing and all accounting, valuation, regulatory and updating requirements.

NO LAPSE GUARANTEE (NLG) BENEFIT CHARGE

We deduct this monthly charge while the NLG Benefit is in effect from your Accumulation Value. We deduct the charge proportionately from your investments in the investment choices. The charge provides for protection against policy lapse in the early Policy Years and in the event of poor performance by the variable investment options.

MORTALITY AND EXPENSE RISK CHARGE

We deduct this charge from the assets of the subaccounts on each Valuation Date. This charge compensates us for assuming the mortality and expense risks under the policy. The mortality risk we assume is that the insureds, as a group, may not live as long as expected. The expense risk we assume is that the actual policy expenses may be greater than what we expect. We expect to profit from this charge and we may use these profits to cover some of our sales expenses. This charge is higher if you elect to include the LifeFund Benefits in your policy.

LIFEFUND BENEFITS CHARGE

If you elect to include the LifeFund Benefits in your policy, we deduct this monthly charge from your Accumulation Value. We deduct the charge proportionately from your investments in the investment choices. The charge helps reimburse us for the benefits we provide under the rider. We base this charge on the Specified Amount, the Policy Loan, the Specified Amount band and the following characteristics of the insured: Age, sex (if allowed), and risk classification. The charge may vary between policies and rates may be higher in states where payment of benefits does not result in a reduction in death benefits. If you increase the Specified Amount the cost of these benefits will increase and if you decrease the Specified Amount the cost of these benefits will decrease. If your total effective Specified Amount band changes because of an increase or decrease in Specified Amount, the cost of these benefits will also change. If the risk classification of the insured changes to a better classification or if you take a loan from the policy the cost of these benefits will decrease. We show your rate per $1,000 of Specified Amount less Policy Loans for these benefits on the schedule page of your policy. The tax treatment and tax consequences of LifeFund Benefits are uncertain but we intend to treat the Monthly Deduction for these benefits as distributions that may be taxable.

INCREASED ANNUITY PAYMENT RIDER CHARGE


This rider may not be available in some states (such as Massachusetts) and it may be restricted in some states. If you choose to Annuitize your policy under a lifetime annuity option, and you purchase the Increased Annuity Payment Rider, we deduct this monthly charge from your annuity payment before we make the payment to you. We base the charge on your sex (if allowed) and age at the time we begin to make annuity payments to you. This charge may vary between policies. When you Annuitize your policy and purchase this rider we will send you documentation detailing the actual amount of your charge. The charge helps reimburse us for the benefits we provide under the rider. The charge is per $100 of your basic annuity payment. The maximum basic annuity payment is $10,000 for purposes of this benefit.



OPERATING EXPENSES OF THE VARIABLE INVESTMENT OPTIONS

Operating expenses such as management fees, 12b-1 fees, and other expenses are deducted and paid out of the assets of the variable investment options. These expenses will reduce the performance of the variable investment options and, therefore, will negatively affect your Accumulation Value and the amounts available for surrenders and loans. They may also negatively impact the death benefits proceeds. Because the variable investment options pay 12b-1 fees out of their assets on an ongoing basis, over time these fees will increase the cost of investing in a variable investment option. Please see the variable investment options' prospectuses for more details on their fees and expenses.

INCOME TAX CHARGE

We do not currently assess any charge for income taxes. However, we reserve the right to assess a charge for income taxes or any tax reserve we may need to establish as a result of operating the variable investment option.

OUR RIGHT TO MODIFY CHARGES

We may reduce any of the charges under the policy, as well as the minimum Specified Amount, because of special circumstances that result in lower sales or administrative expenses or better expected mortality or persistency experience. Persistency is our expectation regarding the number of lapses or full surrenders that will occur while the policy is in effect. For example, special circumstances may exist in connection with group or sponsored sales arrangements, sales to our existing policy owners or sales to our employees. Any reduction we make in charges will reflect the reduced sales effort and administrative costs resulting from, or different mortality or persistency experience expected as a result of, the special circumstances. We will not reduce costs in a manner that is unfair or discriminatory against any person, including the affected policy owners.

We may also allow more limited underwriting under certain circumstances. If we do, the cost of insurance rates may increase as a result of higher than anticipated mortality experience. However, any such increase will not cause the cost of insurance rates to exceed the guaranteed rates set forth in your policy.

15.    POLICY LAPSE AND REINSTATEMENT

GRACE PERIOD

Under some circumstances, when a policy is about to lapse (terminate without value), the policy provides a 61-day grace period when it is about to terminate in order for you to pay a premium or make a loan repayment and keep your policy in force.

If the NLG Benefit is not in effect, a grace period will begin on the Monthly Anniversary Date when your Net Cash Value is not large enough to cover the Monthly Deductions we would make on that date. If the NLG Benefit is not in effect, the amount of the premium we require to keep your policy from lapsing at the end of a grace period equals three Monthly Deductions plus the related premium charges.

We will send a notice to you at the last address you have given us at least 31 days before the end of the grace period. The notice will inform you of the amount of the premium we require to keep the policy in force. Your policy will terminate without value at the end of the grace period if you do not make the required payment. If the insured dies during a grace period, we will deduct the premium that we would have required to keep your policy from lapsing from the death benefit proceeds before we pay your beneficiaries.

NO LAPSE GUARANTEE (NLG) BENEFIT


The NLG Benefit will continue as long as your policy satisfies the NLG premium test during the effective period. The NLG Benefit is generally effective until the later of the tenth Policy Anniversary, or the Policy Anniversary after the insured reaches age 65. The length of coverage under this benefit may be shortened to the first five Policy Years in some states (such as Massachusetts). As long as the NLG Benefit is in effect, your policy will not lapse even if the Net Cash Value is insufficient to cover the Monthly Deductions. Your policy will satisfy the NLG premium test if on the Monthly Anniversary Date your ADJUSTED PREMIUM PAYMENTS are at least equal to your ACCUMULATED TARGET PREMIUMS due since the Policy Date.


We use the following formula to calculate your ADJUSTED PREMIUM PAYMENTS: (TPR - GPSA - PL) where

     TPR  = the total premiums we received.

     GPSA = any Gross Partial Surrender Amounts.

     PL   = any Policy Loan.

We use the following formula to calculate your ACCUMULATED TARGET PREMIUMS: (TP x M) where

     TP   = the monthly Target Premium.

     M    = one more than the number of months the policy was in force.

If your Target Premium changes, your ACCUMULATED TARGET PREMIUMS will equal the sum of each Target Premium multiplied by the number of months that premium was in effect.

While the No Lapse Guarantee Benefit is in effect, a grace period will begin on the Monthly Anniversary Date when:

     o your Net Cash Value is not large enough to cover the Monthly Deductions we would make on that date; and
     o    your policy fails the NLG premium test.

The amount of the premium we require to keep your policy from lapsing at the end of this grace period is the lesser of:

     o    three Monthly Deductions plus the related Premium Charges; or
     o the ACCUMULATED TARGET PREMIUMS for the Monthly Anniversary Date when the grace period began minus the ADJUSTED PREMIUM PAYMENTS as of that date.

EXAMPLE:

o You purchase a policy and it has a Policy Date of January 1, 2003. Your monthly Target Premium is $100.
o You make premium payments of $100 a month for the first 12 months but do not make a premium payment on January 1, 2004.
o    You do not take any partial surrender or loans.

On January 1, 2004 the NLG premium test is as follows:

         Your ADJUSTED PREMIUM PAYMENTS equal:
                  TPR                                            $1,200
                  minus GPSA                                          0
                  minus PL                                            0
                  total ADJUSTED PREMIUM PAYMENTS                $1,200

         Your ACCUMULATED TARGET PREMIUMS equal:
                  TP  x  M  =  $100  x  13  =                    $1,300

         On January 1, 2004 your ADJUSTED PREMIUM PAYMENT is less than your ACCUMULATED TARGET PREMIUM and the NLG Benefit will lapse if you do not pay the additional premium needed to keep the NLG Benefit in force. A lapse of the NLG Benefit does not necessarily mean your policy will lapse, however, a lapse of the NLG Benefit will increase the risk that the policy may lapse.

o    You make a premium payment of $100 on January 8, 2004.
o On February 1, 2004 you increase the Specified Amount and your monthly Target Premium increases to $150.
o You make monthly premium payments of $200 for the next 11 months but you do not make a premium payment on January 1, 2005. The TPR as of January 1, 2005 is $3,500 ($1,200 + $100 + ($200 x 11)).
o    You do not take any partial surrender or loans.

On January 1, 2005 the NLG premium test is as follows:

         Your ADJUSTED PREMIUM PAYMENTS equal:
                  TPR                                            $3,500
                  minus GPSA                                          0
                  minus PL                                            0
                  total ADJUSTED PREMIUM PAYMENTS                $3,500

         Your ACCUMULATED TARGET PREMIUMS equal:
                  TP  x  M  =  $100  x  13  =                    $1,300
                  TP  x  M  =  $150  x  12  =                     1,800
                  Total ACCUMULATED TARGET PREMIUM               $3,100

         On January 1, 2005 your ADJUSTED PREMIUM PAYMENT is at least equal to your ACCUMULATED TARGET PREMIUM and the NLG Benefit will remain in force even though you did not make a premium payment on January 1, 2005.

REINSTATEMENT

If your policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) within five years after the termination. To reinstate your policy, you must:

     o    submit an application for reinstatement;
     o submit satisfactory proof to us that the insured is still insurable at the risk classification that applied for the last effective portion of the Specified Amount;
     o pay or agree to reinstate any loan plus interest to the end of the grace period; and
     o    pay the premium we require to reinstate the policy.

The premium we require to reinstate the policy equals:

     o for each month during the grace period, the payment that we would have required for the policy to continue in force without entering into a grace period; plus
     o    three Monthly Deductions; plus
     o    the related premium charges.

The reinstatement date is the Monthly Anniversary Date on or following the day we approve the application for reinstatement. The surrender charge on the reinstatement date equals the surrender charge on the Monthly Anniversary Date when the grace period ended. The Accumulation Value on the reinstatement date equals the Accumulation Value on the Monthly Anniversary Date when the grace period ended, plus the net premium paid at reinstatement (premium minus the premium charge).

You may not reinstate the policy after:

     o    you fully surrender it for the Net Cash Value;
     o    the death of the insured; or
     o    the Maturity Date.

16.    TAXES

THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO LIFE INSURANCE IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. YOU ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE POLICIES. YOU BEAR THE COMPLETE RISK THAT THE POLICIES MAY NOT BE TREATED AS "LIFE INSURANCE" UNDER FEDERAL INCOME TAX LAWS. YOU SHOULD CONSULT YOUR OWN TAX ADVISER. THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS.


Tax benefits and the associated risks are also discussed in section 1, Risk/Benefit Summary -Taxes.


This discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. We did not attempt to consider any applicable state or other tax laws. Moreover, we based the discussion upon our understanding of current federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code, as amended (the Code). Guidance as to how to apply these requirements is limited. Nevertheless, we believe that a policy issued without LifeFund Benefits should generally satisfy the applicable requirements of the Code. If it is subsequently determined that a policy does not satisfy the requirements of the Code, we may take appropriate steps to bring the policy into compliance with the Code requirements and we reserve the right to restrict policy transactions in order to do so.

In certain circumstances, policy owners have been considered for federal income tax purposes to be the owners of the Separate Account assets because of the owners ability to exercise investment control over these assets. Where this is the case, policy owners have been currently taxed on any income and/or gains attributable to the Separate Account assets. There is little guidance in this area and some policy features (such as the flexibility to select variable investment options for premium allocations and transfers) have not been explicitly addressed in published rulings. While we believe that the policy does not give you investment control over the Separate Account assets, we reserve the right to modify the policy as necessary to prevent you from being treated as the owner of the Separate Account assets.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) that the investments are not, in accordance with regulations prescribed by the United States Treasury Department (Treasury Department), adequately diversified. Disqualification of the policy as a life insurance contract would result in the imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy.

We intend that the investment advisers for each variable investment option underlying the policies will manage the options in such a manner as to comply with these diversification requirements.

The following discussion assumes that your policy will qualify as life insurance for federal income tax purposes.

GENERAL TAX TREATMENT OF POLICY BENEFITS

We believe that the death benefit proceeds should be excluded from the gross income of the beneficiary. Federal, state and local transfer taxes and other tax consequences of policy ownership or receipt of policy proceeds depends on the circumstances of each owner or beneficiary. You should consult a qualified tax adviser regarding these tax consequences.

Generally, you will not be considered to be in constructive receipt of the Net Cash Value until there is a distribution. When distributions occur, or when loans are taken from or secured by the policy, the tax consequences depend on whether the policy is classified as a MEC.

Distributions (other than death benefits) from a policy not classified as a MEC are subject to the following tax rules:

     o Distributions are treated first as a return of "your investment in the policy" and are not taxable. Your investment in the policy is generally the sum of all premiums you paid minus the portion of any distribution that is not subject to tax. Once all your investment in the policy has been paid out, distributions will be treated as a return of any earnings and are taxable as ordinary income. However, if distributions that we must make in order for the policy to continue to qualify as a life insurance contract for federal income tax purposes because of a reduction in policy benefits during the first 15 Policy Years may be taxable as ordinary income.

     o Loans taken from or secured by the policy are generally not treated as distributions. However, if your loan is considered to be a preferred loan the tax treatment is unclear. You should consult a qualified tax adviser before taking a loan.

     o    There is no additional 10% penalty tax imposed on distributions.

MODIFIED ENDOWMENT CONTRACTS (MECS)

Under the Code, certain life insurance policies are classified as MECs and will receive less favorable income tax treatment than policies that are not classified as MECs. A policy entered into on or after June 21, 1988 will be treated as a MEC when it fails to meet the "seven-pay test" set out in Section 7702A of the Code. A policy fails to meet the seven-pay test if:

     o at any time during the first seven Policy Years the amount paid into the policy is greater than
     o the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in policy benefits during the first seven Policy Years (e.g. payment of a chronic illness claim under the Lifefund Benefits will reduce your Specified Amount), the seven-pay test will have to be reapplied as if the policy had originally been issued at the reduced Specified Amount. If there is a "material change" in the policy's benefits or other terms, even after the first the seven Policy Years, the policy may have to be retested as if it were a newly issued policy. For example, a material change can occur when there is an increase in the death benefit that is due to the payment of an "unnecessary premium." Unnecessary premiums are premiums paid into the policy that are not needed to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years. To prevent your policy from becoming a MEC we may need to limit your premium payments or distributions. You should consult a qualified tax adviser to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions (other than death benefits) from a policy classified as a MEC are subject to the following tax rules:

     o Distributions are treated first as a return of any earnings and are taxable as ordinary income. Once all earnings have been paid out, distributions will be treated as a return of your investment in the policy and are not taxable.

     o Loans taken from or secured by the policy are treated as distributions and are taxed accordingly.

     o An additional 10% penalty tax is imposed on the amount of the distribution that is subject to tax unless:

          -    the owner has attained age 59 1/2,
          - the owner is disabled (within the meaning of Section 72(m)(7) the Code), or
          - the distribution is part of a series of substantially equal periodic payments that are made for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and his or her beneficiary.

If a policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. Additionally, distributions from a policy that occur within two Policy Years before a policy becomes a MEC will also be taxed in this manner. This means that a distribution from a policy that is not a MEC could later become taxable as a distribution from a MEC.

MULTIPLE MECS

All MECs issued by us or our affiliates within the same calendar year to the same owner are treated as one MEC for purposes of determining the taxable portion of any distribution.

TAX TREATMENT OF ANNUITY PAYMENTS


If you elect to receive proceeds from your policy under an annuity option your policy benefits (except for the Increased Annuity Payment Rider, if applicable) will terminate. If the death benefit proceeds are paid out as annuity payments, we will consider the death benefit proceeds to be your investment in an annuity contract. If you Annuitize the policy, we will consider the Net Cash Value or the PSV (as applicable) to be your investment in an annuity contract.


If you elect to receive annuity payments under one of the Annuity Options 1-6, generally a portion of each annuity payment will be treated as a partial return of your investment in an annuity contract and will not be taxed and the remainder will be taxed as ordinary income. Annuity payments received after you have received all of your investment in an annuity contract are fully taxable as income.

If you elect to receive annuity payments under Annuity Option 7, the interest earned on the investment in an annuity contract will be taxed each year.

If you elect to receive death benefit proceeds as a lump-sum payment instead of as annuity payments they will be tax-free.

POLICY CONTINUATION BEYOND AGE 100

The tax consequences of continuing the policy after the insured reaches age 100 are unclear. If you elect LifeFund Benefits you do not have the option of continuing the policy after the insured reaches age 100. You should consult a qualified tax adviser if you intend to continue the policy after the insured reaches age 100.

INCOME TAX WITHHOLDING

Any portion of a distribution that may be included in your gross income is subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. If withholding and estimated tax payments are insufficient you may be required to pay penalties under the estimated tax rules.

BUSINESS USES OF A POLICY

Businesses can use a policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances. If you are purchasing a policy for any arrangement where the value depends in part on its tax consequences, you should consult a qualified tax adviser. Additionally, in recent years Congress adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

SPLIT-DOLLAR ARRANGEMENTS

The Internal Revenue Service and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. You should consult a qualified tax adviser before entering into or paying additional premiums with respect to a split-dollar arrangement.


On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (Sarbanes-Oxley). Sarbanes-Oxley prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.


Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

TAX SHELTER REGULATIONS

You should consult a qualified tax adviser about the treatment of this policy under the applicable Treasury Regulations concerning tax shelters.

ALTERNATIVE MINIMUM TAX

There may also be an indirect tax upon the income in the policy or the policy proceeds under the federal corporate alternative minimum tax, if you are subject to that tax.

OTHER TAX CONSIDERATIONS

The assignment of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the assignment of a policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is a generation that is two or more generations below your generation may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of your policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on your policy.

OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account's operations so we do not currently deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

17.    DISTRIBUTION OF THE POLICY

We have entered into a distribution agreement with our wholly owned subsidiary USAllianz Investor Services, LLC (USAllianz) for the distribution and sale of the policies. USAllianz also may enter into selling agreements with other broker/dealers who in turn may sell the policies through their registered representatives.


Generally, we will pay brokerdealers commissions and expense reimbursements up to an amount equal to 105% of your first annualized Target Premium plus 3% of all successive premiums. For policies where we increased the Target Premium to the $50 minimum, and for policies with substandard risk classifications, we base the commissions we pay on a smaller amount than the Target Premium. We may also pay a commission at an annual rate of 0.25% on the unloaned portion of your Accumulation Value during the first five Policy Years. After the fifth Policy Year, we pay a commission at an annual rate of 0.75% on the unloaned portion of your Accumulation Value. We may also make other compensation options available. We pay an additional commission of 105% on any increase in the annualized Target Premium due to an increase in the Specified Amount. Additionally, broker-dealers may also receive additional compensation if they meet certain production standards.

USAllianz, the principal underwriter for the policies, will receive 12b-1 fees from the variable investment option assets for providing distribution and support services.


18.    LEGAL PROCEEDINGS


There are no legal proceedings to which Allianz Life Variable Account A (the Separate Account) or USAllianz are a party, or to which the assets of the Separate Account are subject that are of material importance in relation to our total assets or that relate to the Separate Account.


19.    FINANCIAL STATEMENTS

You can find our financials statements and the financial statements for Allianz Life Variable Account A in the Statement of Additional Information. Our financial statements are separate and distinct from the financial statements for the Separate Account and should only be considered as bearing on our ability to meet our obligations under the policies.


20.    GLOSSARY

These terms are capitalized as indicated below throughout the prospectus.

ACCUMULATION VALUE: The sum of the value of any amounts you have in the fixed account and in the variable investment options.

AGE: The age of the insured at their last birthday as determined at the beginning of each Policy Year. If you increase the Specified Amount for your policy, we determine the Age of the insured as of their last birthday at the beginning of the effective date of the Specified Amount increase and on each anniversary of the increase's effective date, but only for the purpose of determining the insurance risk charge associated with the Specified Amount increase.

ANNUITIZE: When you fully surrender your policy and elect to receive the policy proceeds as a stream of income payments (called annuity payments) under one of the seven annuity options we offer.

CASH VALUE: Your Accumulation Value minus the surrender charge.

GROSS PARTIAL SURRENDER AMOUNT: A partial surrender plus any partial surrender charge.


INCREASED ANNUITY PAYMENT RIDER: A rider that you can add if you Annuitize the policy. The rider may provide additional income benefits in case of disability. This rider may not be available in all states (such as Massachusetts) and some states may restrict the rider.


LIFEFUND BENEFITS: A package of benefits that we make available to you through a rider or riders. You can only elect these riders at the time you purchase your policy. The rider(s) may provide living benefits - generally these are benefits we pay you while the insured is alive and the policy is in effect. Some or all of the benefits available under this package may not be available in some states. There are additional costs associated with these benefits.

MATURITY BENEFIT: The Accumulation Value minus any outstanding Policy Loan. We pay you this amount on the Maturity Date if the policy is still in force. The policy will terminate after we pay the Maturity Benefit.

MATURITY DATE: The last date under this policy on which you can pay premiums and continue coverage. If you choose the LifeFund Benefits, the Maturity Date will be the Policy Anniversary after the insured reaches age 100 and we will not accept any premiums after the Maturity Date. There is no Maturity Date if you do not choose LifeFund Benefits.

MODIFIED ENDOWMENT CONTRACT (MEC): A policy entered into on or after June 21, 1988 that fails the seven-pay test set out in Section 7702A of the Internal Revenue Code (as amended) and therefore does not receive the preferential tax treatment usually given to life insurance policies.

MONTHLY ANNIVERSARY DATE: The monthly anniversary of the Policy Date of your policy. If the Monthly Anniversary Date falls on a date other than a Valuation Date, or if it falls on a date that does not exist in a given month (for example, the 30th of February), the Monthly Anniversary Date will be on the next Valuation Date.

MONTHLY DEDUCTIONS: Monthly charges we deduct from the Accumulation Value. These charges include the administrative charge, insurance risk charge, and (if applicable) charges for the LifeFund Benefits and the No Lapse Guarantee Benefit.

NET CASH VALUE: The Cash Value minus any outstanding Policy Loan. This is the amount we pay you if you surrender the policy.


NO LAPSE GUARANTEE BENEFIT (NLG BENEFIT), SOME STATES CALL THIS THE DEATH BENEFIT GUARANTEE: As long as you meet certain premium requirements during the effective period, we guarantee that we will not allow the policy to lapse even if the Net Cash Value is insufficient to cover the Monthly Deductions. The length of coverage under this benefit may be shorter in some states (such as Massachusetts). Please consult your registered representative regarding the specifics of this benefit in your state.


POLICY ANNIVERSARY: A twelve-month anniversary of the Policy Date of your policy.

POLICY DATE: Assuming we issue the policy, it is generally the later of either the date of underwriting approval, or the date we receive your initial premium. It is used to determine the Monthly Anniversary Date, the Policy Anniversary, and the Policy Year.

POLICY LOAN: You may borrow from us using the policy as security. You pay interest on your loan in advance. The Policy Loan is the total of any outstanding loans you made on your policy, including interest paid in advance during the current Policy Year. This is your indebtedness to us for loans secured by the policy.

POLICY YEAR: A period of 12 months beginning with the Policy Date and each Policy Anniversary after that.

PREFERRED SETTLEMENT VALUE (PSV): Part of the LifeFund Benefits package. The PSV may provide increased income at certain ages if you Annuitize the policy and elect a lifetime annuity option, or it may increase the amount of the death benefit proceeds we pay to your beneficiary. Some states may calculate the amount of the PSV differently. Please consult your registered representative regarding the availability and specifics of this benefit in your state.

REALLOCATION DATE: The date that occurs 30 days after the policy is released to an active status in our processing system, or if the initial premium is collected when the policy is delivered, 30 days after the anticipated delivery date. This is the date when we allocate your initial premium to the investment choices you selected on your application.

SEPARATE ACCOUNT: Allianz Life Variable Account A is the Separate Account that issues this policy. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the variable investment options that underlie the policies.

SERVICE CENTER: The USAllianz Service Center. Our Service Center address and phone number are on the back cover of this prospectus.

SPECIFIED AMOUNT: The amount of death benefit coverage you choose. We use this amount to determine the total death benefit proceeds we pay to your beneficiary. The minimum amount you may select is $50,000. For policies with LifeFund Benefits, the maximum Specified Amount is $1,000,000. Changes to the Specified Amount will affect your Target Premium, Monthly Deductions, and an additional surrender charge schedule will apply for a Specified Amount increase.

SPECIFIED AMOUNT PORTIONS: The initial Specified Amount and each Specified Amount increase still in effect are Specified Amount Portions.

TABLE OF DEATH BENEFIT FACTORS: This table reflects the impact of the Internal Revenue Service requirements regarding the qualification of policies as life insurance for federal tax purposes. We include this table in your policy and we use it in calculating the death benefit proceeds we pay to your beneficiary. We base the table on the following characteristics of the insured: smoking status, sex (if allowed), risk classification and attained Age at time of death. The factors will have a range from 1.00 to 14.41.

TARGET PREMIUM: The minimum monthly premium needed to keep the policy in force while the No Lapse Guarantee Benefit is in effect regardless of the performance of your selected variable investment options.

VALUATION DATE: Each day the New York Stock Exchange is open for business.

VALUATION PERIOD (BUSINESS DAY): The period beginning with the close of business of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) and ending on the close of business for the next Valuation Date.



21.      TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


                                                    PAGE


Allianz Life.....................................   2

Ratings Agencies.................................   2

The Separate Account.............................   2

Distribution of the Policies.....................   2

Independent Public Accountants...................   3

The Service Center...............................   3

Performance......................................   4

Financial Statements.............................  10

Illustrations....................................  11


22.      PRIVACY NOTICE

A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (FEBRUARY 2003)

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

WE COLLECT THE FOLLOWING INFORMATION:

o INFORMATION FROM YOU--received from our insurance and annuity applications, claim forms or other forms ; examples are: your name; address; and date of birth;

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US--examples are: your account balances; and your payment history;

o INFORMATION FROM THIRD PARTIES--from consumer reporting agencies; examples are: credit reports; and employment data.

WE MAY DISCLOSE THE FOLLOWING INFORMATION:

We disclose information such as your name; address; and policy information:

o    TO  OUR  SERVICE   PROVIDERS--such   as  persons  who:  collect   premiums;
     investigate   claims;   and   administer   benefits;

o    AS  PERMITTED  BY  LAW--examples  are:to  government  regulators;   to  law
     enforcement agencies; and related to court orders;

o OTHER CIRCUMSTANCES--examples are: to consumer reporting agencies to obtain underwriting information; to medical professionals to process your claim; to your insurance agent so he or she can perform services for you.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:

o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you.

o If we become aware that any of your information is incorrect, we will make an effort to correct it.

o    We do not sell your information to others.

INFORMATION ABOUT OUR FORMER CUSTOMERS:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

THE FOLLOWING APPLIES ONLY TO AZ, CA, CT, GA, IL, KS, MA, ME, MN, MT, NV, NJ, NC, OH, OR, VA RESIDENTS:

o You have a right to access and request correction of your information that is retained by us.

o Information obtained from a report prepared by an insurance support agency may be retained by the agency and disclosed to other persons.

THE FOLLOWING APPLIES ONLY TO MASSACHUSETTS RESIDENTS: (in addition to the above provisions):

o Upon your written request, you have a right to receive the reason for any adverse underwriting decision made by Allianz Life.

THE FOLLOWING APPLIES ONLY TO MONTANA RESIDENTS: (in addition to the above provisions):

o You are entitled to receive, upon request to Allianz Life, a record of any subsequent disclosures of medical record information made by Allianz Life, including the following:

     1. The name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

     2. The date of the receipt or examination; and

     3. To the extent practicable, a description of the information disclosed.

NOTIFICATION OF CHANGE:

If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ LIFE CONTACT INFORMATION:

If you have any questions or concerns about our privacy policies or procedures, please write, call, or E-mail:

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
PO BOX 1344
MINNEAPOLIS, MN 55440-1344
800/328-5600
WWW.ALLIANZLIFE.COM

ALLIANZ LIFE FAMILY OF COMPANIES:
o    Allianz Life Insurance Company of North America
o    USAllianz Investor Services, LLC
o    USAllianz Securities, Inc.
o    USAllianz Advisers, LLC
o    Allianz Individual Insurance Group, Inc.


                                                        Privacy Notice (R-2/2003

23.    ADDITIONAL INFORMATION

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about us, the policy and the Separate Account. The SAI is incorporated by reference into this prospectus and its table of contents appears in section 21 of this prospectus. It is filed with the SEC and is available without charge by contacting us at the phone number or address listed below.

In order to help you understand how your policy values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations at any time by contacting your registered representative. Illustrations demonstrate how Accumulation Values, Net Cash Values, death benefits, and (if applicable) the Preferred Settlement Value of a policy change based on the investment experience of the variable investment options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You may also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling 1-202-942-8090.

The SEC also maintains a web site (HTTP://WWW.SEC.GOV). The prospectus, the SAI and other information about the policy are available on the EDGAR database on the SEC's web site. If you do not have access to the web site you can get copies of information from the web site upon payment of a duplication fee by writing to:

     PUBLIC REFERENCE SECTION OF THE COMMISSION
     450 Fifth Street NW
     Washington, DC 20549-0102

You can contact us at:
     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     5701 Golden Hills Drive
     Minneapolis, MN  55416-1297
     (800) 624-0197

If you need service (such as changes in policy information, inquiry into policy values, to request a loan or surrender, etc.), please contact our service center:
     USALLIANZ SERVICE CENTER
     300 Berwyn Park
     P.O. Box 3031 Berwyn, PA 19312-0031
     (800) 624-0197


Investment Company Act File No. 811-04965

                        STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                          USALLIANZ VARIABLE LIFEFUND SM

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                    ISSUED BY

                         ALLIANZ LIFE VARIABLE ACCOUNT A

                                       AND

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                   MAY 1, 2003



This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the policy, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

All references in this SAI to "Allianz Life," "we," "us" and "our" refer to Allianz Life Insurance Company of North America. All references to "you" and "your" refer to the policy owner. You can obtain a prospectus by writing or calling us at the address or telephone number listed below:

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (800) 624-0197


TABLE OF CONTENTS                                   PAGE


Allianz Life.....................................   2

Ratings Agencies.................................   2

The Separate Account.............................   2

Distribution of the Policies.....................   2

Independent Public Accountants...................   3

The Service Center...............................   3

Performance......................................   4

Financial Statements.............................  10

Illustrations....................................  11












                                                                   LIFEFUND-0503

ALLIANZ LIFE

Allianz Life Insurance Company of North America is a life insurance company organized under the laws of the state of Minnesota in 1896. We offer fixed life insurance and annuities, variable life insurance and annuities, long-term care insurance, and life, annuity and health care reinsurance. We are a wholly owned subsidiary of Allianz Versicherungs-AG Holding (Allianz AG). Allianz AG is headquartered in Munich, Germany, and has subsidiaries throughout the world.

On October 1, 1999, Allianz Life acquired Life USA Holding, Inc. (Holding) a corporation organized under Chapter 302A of the Minnesota Statutes. As a result, Holding became a wholly owned subsidiary of Allianz Life. On June 30, 2000, Holding was merged into its subsidiary, LifeUSA Insurance Company (LifeUSA) a Minnesota domiciled insurance company. LifeUSA was the surviving corporation of this merger without changing its name. On July 1, 2002, LifeUSA was formally merged into Allianz Life with Allianz Life as the surviving corporation without changing its name.


RATINGS AGENCIES

We receive ratings from the independent rating agencies of A.M. Best and Moody's. A.M. Best and Moody's rate insurance companies for their financial strength. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the Separate Account. This information relates only to our general account and reflects our ability to make annuity payments and to pay death benefits and other distributions from the policy. For detailed information on the current agency ratings given to Allianz Life and on the rating categories that have been established by the agencies, contact your registered representative.


THE SEPARATE ACCOUNT

Allianz Life Variable Account A (the Separate Account) is a separate investment account of Allianz Life. We established the Separate Account on May 31, 1985 under the insurance law of Minnesota. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

DISTRIBUTION OF THE POLICIES


Our wholly owned subsidiary, USAllianz Investor Services, LLC (USAllianz), serves as both the principal underwriter and distributor for the policies. USAllianz is a limited liability company organized in Minnesota on November 20, 1996, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is also a broker/dealer registered under the Securities and Exchange Act of 1934 (1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD).


We base underwriting on the individual insured's risk characteristics including age, amount of insurance, smoking status and information provided in the application for insurance. Based on that information, we may order investigative reports, telephone interviews, medical information and/or exams, and obtain financial information in order to determine underwriting classifications.


No group underwriting is assumed or used with this policy.


The underwriting classes permitted are standard smoker and nonsmoker, and substandard nonsmoker with table ratings to provide availability of coverage up to 250% of expected mortality. The standard class includes typical mortality tables to class 4. The guaranteed standard mortality rate basis is 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker, Male and Female, age last birthday. Substandard rates are corresponding multiples of this table.


We offer the policies to the public through USAllianz on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are sold by licensed insurance agents (referred to as registered representatives in this SAI) who:

o    are registered representatives of broker/dealers.
o    are authorized by applicable law to sell variable life insurance policies.
o    are registered with the NASD and with the states in which they do business.


Generally, we will pay broker/dealers commissions and expense reimbursements up to an amount equal to 105% of your first annualized Target Premium plus 3% of all successive premiums. For policies where we increased the Target Premium to the $50 minimum, and for policies with risk classifications less favorable than standard, we base the commissions we pay on a smaller amount than the Target Premium. We may also pay a commission at an annual rate of 0.25% on the unloaned portion of your Accumulation Value during the first five Policy Years. After the fifth Policy Year, we pay a commission at an annual rate of 0.75% on the unloaned portion of your Accumulation Value. We may also make other compensation options available. We pay an additional commission of 105% on any increase in the annualized Target Premium due to an increase in the Specified Amount. Additionally, broker/dealers may also receive additional compensation if they meet certain production standards.

USAllianz may enter into selling agreements with other broker/dealers registered under the 1934 Act. Under the agreements with those broker/dealers, the commission paid to the broker/dealer on behalf of the registered representative will not exceed those described above. Selling firms may retain a portion of commissions. We pay commissions through the registered broker/dealer, and may pay additional compensation to the broker/dealer and/or reimburse it for portions of policy sales expenses. The registered representative may receive a portion of the expense reimbursement allowance we pay to the broker/dealer.

USAllianz received sales compensation with respect to the policies in the following amounts during the periods indicated:



       ------------------- ---------------------------------------------
                             AGGREGATE AMOUNT OF COMMISSIONS PAID TO
          FISCAL YEAR                       USALLIANZ*
       ------------------- ---------------------------------------------
       ------------------- ---------------------------------------------
            2002                             687,403
       ------------------- ---------------------------------------------
       ------------------- ---------------------------------------------
            2001                                 540
       ------------------- ---------------------------------------------
       ------------------- ---------------------------------------------
            2000                                   0
       ------------------- ---------------------------------------------


* Includes sales compensation paid to registered representatives of USAllianz.

USAllianz does not retain any portion of the sales commissions for the policies. However, USAllianz's operating and other expenses are paid for by Allianz Life. Also, USAllianz receives 12b-1 fees from several of the variable investment options available under the policy.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy. Commissions paid on the policy, including other incentives or payments, are not charged directly to the policy owners or to the Separate Account.

INDEPENDENT PUBLIC ACCOUNTANTS


The financial statements of Allianz Life Variable Account A as of and for the year ended December 31, 2002 and the consolidated financial statements of Allianz Life as of December 31, 2002 and 2001 and for each of the years in the three years ended December 31, 2002 included in this SAI have been audited by KPMG LLP, independent accountants, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

Allianz Life's audit report refers to a change in its method of accounting for derivative instruments in 2001 and its method of accounting for goodwill in 2002.

THE SERVICE CENTER

Allianz Life has hired Delaware Valley Financial Services, Inc. to perform certain administrative services regarding the policies. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include:


     o    issuance of the policies,
     o    maintenance of policy owner records,
     o processing and mailing of account statements and other mailings to policy owners, and
     o    routine customer service including:
          -    responding to policy owner correspondence and inquiries,
          -    processing of policy changes,
          -    processing surrender requests (both partial and total),
          -    processing loans,
          -    processing claims, and
          -    processing annuitization requests.

PERFORMANCE


We periodically advertise performance of the subaccounts of the Separate Account. We will calculate subaccount performance by determining the percentage change in the value of an accumulation unit by dividing the increase (or decrease) in that unit at the end of the period by the value of the accumulation unit at the beginning of the period.


We may show performance with or without election of the LifeFund Benefits. Performance numbers will reflect the deduction of the annual mortality and expense risk charge of 0.60% (or 2% with the LifeFund Benefits) and the variable investment option expenses. Performance numbers will not reflect deduction of the surrender charge, the premium charge, the administrative charge, the insurance risk charge, the No Lapse Guarantee Benefit charge, or the LifeFund Benefit charge (if applicable). If these charges were deducted, the performance would be lower. Additionally, performance numbers reflect deduction of the operating expenses of the variable investment options after any fee waiver or expense reimbursement. If we did not include the fee waivers and expense reimbursements the performance would be lower.

In addition to performance figures for the average annual total return, we may also advertise cumulative total return information. We determine cumulative total returns in the same way as average annual total returns except that the results are not annualized.

We show performance from the subaccount inception date (the date the subaccount began investing in the Separate Account). If the variable investment option predates the inception date of the subaccount we show performance from the inception date of the variable investment option with deduction for the policy charges listed above as if the policy existed at that time, which it did not. We may also advertise the performance for the variable investment options. These performance figures do not reflect the deduction of any of the fees or charges of the policy. We base performance on historical data. Past performance does not guarantee future results. The performance figures below do not accurately illustrate how actual investment performance will affect the policy values and benefits because they do not reflect deduction of all applicable policy charges.

PERFORMANCE(A)  FOR  POLICIES  WITH  LIFEFUND  BENEFITS  FOR THE  PERIOD  ENDING
DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE       VARIABLE
                                                                                                     VARIABLE     INVESTMENT
                                                                        SINCE        SUBACCOUNT     INVESTMENT      OPTION
                                                  5 YEARS  10 YEARS   SUBACCOUNT   INCEPTION DATE     OPTION       INCEPTION
       VARIABLE INVESTMENT OPTION         1 YEAR                      INCEPTION                      INCEPTION       DATE
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (b)                 N/A      N/A      N/A         -24.65          5/1/02        -24.65        5/1/02
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (b)                   N/A      N/A      N/A         -20.16          5/1/02        -20.16        5/1/02
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund         N/A      N/A      N/A         -24.81          5/1/02        -24.81        5/1/02
(b)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund (b)        N/A      N/A      N/A         -19.48          5/1/02        -19.48        5/1/02
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Growth and          -25.68      N/A      N/A         -19.78         11/5/01        -19.78       11/5/01
Income Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Large Cap Growth    -32.07      N/A      N/A         -25.29         11/5/01        -25.29       11/5/01
Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Technology Fund      -42.3      N/A      N/A         -33.97         11/5/01        -33.97       11/5/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio               -18.49      N/A      N/A          -11.9         11/5/01         -4.70        7/1/99
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                   -17.92      N/A      N/A         -11.28         11/5/01         -6.68        7/1/99
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index              N/A      N/A      N/A         -24.27          5/1/02        -24.27        5/1/02
Portfolio - Service Shares (b)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Service            N/A      N/A      N/A         -19.44          5/1/02        -19.34      12/29/00
Shares (b)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications             -34.84   -15.15    -3.59           0.54         1/24/89          0.54       1/24/89
Securities Fund - Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities      -17.39    -0.83     6.15           5.93         1/24/89          5.93       1/24/89
Fund - Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund -                -11.74    -5.81     1.45           2.94         1/24/89          2.94       1/24/89
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class     -2.58      1.5     5.62           7.06        11/11/89          6.98       1/24/89
2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities       -24.71     0.49      N/A           4.39          5/1/96          4.39        5/1/96
Fund - Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -                  0.05     0.42     7.86           7.47         1/24/89          7.47       1/24/89
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities        -3.53     3.27     7.75           7.81         1/27/92          7.81       1/27/92
Fund - Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -                   -30.1    -1.95      N/A           4.14         11/1/95          4.14       11/1/95
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities -      -11.06      N/A      N/A          -1.57          5/1/98         -1.57        5/1/98
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 2       7.6     4.77     4.93            5.7         3/14/89          5.70       3/14/89
(d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class       7.92     5.29     6.57           7.65         3/14/89          7.65       3/14/89
1 (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class      17.72     6.48      8.4           8.82         3/14/89          8.82       3/14/89
1 (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund -         -11.19     1.22      N/A           3.89         11/8/96          3.89       11/8/96
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2    -13.56     1.92      N/A           4.49         11/8/96          4.49       11/8/96
(c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities     -2.12    -6.73      N/A          -3.76         3/15/94         -3.76       3/15/94
Fund - Class 2 (c), (e), (f)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -        -20.17    -4.81     3.37           2.69         1/27/92          2.69       1/27/92
Class 2 (c), (e), (g)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -          -20.1    -0.55      N/A           4.25         3/15/94          4.25       3/15/94
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets            -15.6      N/A      N/A         -12.04         11/5/01        -12.04       11/5/01
Securities Fund-Class 2
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class        N/A      N/A      N/A         -18.87          5/1/02        -12.56      12/15/00
2 (b)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth           -24.36      N/A      N/A          -29.6          5/1/01        -30.67      12/15/00
Portfolio - Class 2
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth          -27      N/A      N/A         -25.35          5/1/01        -23.92      12/15/00
Portfolio - Class 2
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA      -23.68      N/A      N/A         -16.81         11/5/01          7.22      11/12/90
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA             -4.33      N/A      N/A          -1.72         11/5/01          7.01       4/30/86
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA             -20.4      N/A      N/A         -15.62         11/5/01          6.52        7/5/95
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth              N/A      N/A      N/A         -20.17          5/1/02        -20.17        5/1/02
Fund/VA (b)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin.     -3.17      N/A      N/A          -1.67         11/5/01         -0.93       4/30/98
Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income      -21.8      N/A      N/A         -16.67         11/5/01         -2.04      12/31/97
Portfolio - Admin. Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -           6.92      N/A      N/A           4.21         11/5/01          4.94      12/31/97
Admin. Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund      -20.49      N/A      N/A         -17.09         11/5/01        -17.09       11/5/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund            -26.56      N/A      N/A         -16.98         11/5/01        -16.98       11/5/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund                  -26.39      N/A      N/A         -17.19         11/5/01        -17.19       11/5/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio -       -17.04      N/A      N/A          -3.79         11/5/01          7.82        5/1/98
Class 1
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                      -1.15      N/A      N/A          -1.12         11/5/01          1.14        2/1/00
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund     -33.69      N/A      N/A         -31.65          5/1/01        -31.65        5/1/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund              -21.46      N/A      N/A          -17.1          5/1/01        -17.10        5/1/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund       -33.66      N/A      N/A         -26.11          5/1/01        -26.11        5/1/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund      -16.4      N/A      N/A         -12.19          5/1/01        -12.19        5/1/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund                -25.75      N/A      N/A         -18.96          5/1/01        -18.96        5/1/01
-------------------------------------------------------------------------------------------------------------------------------

(a) All figures reflect deduction of a 2% mortality and risk charge and the fees and expenses of the variable investment options.
(b)  Cumulative return, not annualized.
(c) Ongoing stock market volatility can dramatically change the variable investment options' short-term performance; current results may differ.
(d) Because Class 2 shares were not offered until 1/6/99, standardized Class 2 performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class 2 shares were not offered until 5/1/97, standardized Class 2 performance for prior periods represents historical results of Class 1 shares. For periods beginning 5/1/97, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund. (g) Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton International Fund.

PERFORMANCE(A)  FOR POLICIES  WITHOUT  LIFEFUND  BENEFITS FOR THE PERIOD  ENDING
     DECEMBER 31, 2002


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE       VARIABLE
                                                                                                     VARIABLE     INVESTMENT
                                                                        SINCE        SUBACCOUNT     INVESTMENT      OPTION
                                                  5 YEARS  10 YEARS   SUBACCOUNT   INCEPTION DATE     OPTION       INCEPTION
       VARIABLE INVESTMENT OPTION         1 YEAR                      INCEPTION                      INCEPTION       DATE
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (b)                 N/A      N/A      N/A         -23.94          5/1/02        -23.94        5/1/02
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (b)                   N/A      N/A      N/A         -19.40          5/1/02        -19.40        5/1/02
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund         N/A      N/A      N/A         -24.11          5/1/02        -24.11        5/1/02
(b)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund (b)        N/A      N/A      N/A         -18.73          5/1/02        -18.73        5/1/02
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Growth and          -24.63      N/A      N/A         -18.65         11/5/01        -18.65       11/5/01
Income Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Large Cap Growth    -31.12      N/A      N/A         -24.24         11/5/01        -24.24       11/5/01
Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Technology Fund     -41.48      N/A      N/A         -33.04         11/5/01        -33.04       11/5/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio               -17.34      N/A      N/A         -10.66         11/5/01         -3.36        7/1/99
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                   -16.76      N/A      N/A         -10.03         11/5/01         -5.37        7/1/99
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index              N/A      N/A      N/A         -23.55          5/1/02        -23.55        5/1/02
Portfolio - Service Shares (b)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Service            N/A      N/A      N/A         -18.68          5/1/02        -18.20      12/29/00
Shares (b)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications             -33.92   -13.95    -2.23           1.94         1/24/89          1.94       1/24/89
Securities Fund - Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities      -16.22     0.56     7.65           7.41         1/24/89          7.41       1/24/89
Fund - Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund -                 -10.5    -4.49     2.88           4.38         1/24/89          4.38       1/24/89
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class      -1.2     2.93     7.11           8.57        11/11/89          8.47       1/24/89
2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities       -23.65     1.91      N/A           5.86          5/1/96          5.86        5/1/96
Fund - Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -                  1.46     1.84     9.39           8.96         1/24/89          8.96       1/24/89
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities        -2.17     4.73     9.27           9.32         1/27/92          9.32       1/27/92
Fund - Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -                  -29.11    -0.56      N/A           5.61         11/1/95          5.61       11/1/95
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities -       -9.81      N/A      N/A          -0.19          5/1/98         -0.19        5/1/98
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 2      9.12     6.25     6.41           7.18         3/14/89          7.18       3/14/89
(d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class       9.45     6.77     8.07           9.16         3/14/89          9.16       3/14/89
1 (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class      19.38     7.98     9.93          10.35         3/14/89         10.35       3/14/89
1 (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund -          -9.94     2.65      N/A           5.35         11/8/96          5.35       11/8/96
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2    -12.34     3.36      N/A           5.96         11/8/96          5.96       11/8/96
(c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities     -0.74    -5.41      N/A           -2.4         3/15/94         -2.40       3/15/94
Fund - Class 2 (c), (e), (f)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -        -19.05    -3.47     4.83           4.13         1/27/92          4.13       1/27/92
Class 2 (c), (e), (g)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -         -18.98     0.85      N/A           5.72         3/15/94          5.72       3/15/94
Class 2 (c), (d)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets           -14.41      N/A      N/A          -10.8         11/5/01        -10.80       11/5/01
Securities Fund-Class 2
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class        N/A      N/A      N/A         -18.11          5/1/02        -11.33      12/15/00
2 (b)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth            -23.3      N/A      N/A          -28.6          5/1/01        -29.70      12/15/00
Portfolio - Class 2
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth       -25.97      N/A      N/A         -24.29          5/1/01        -22.85      12/15/00
Portfolio - Class 2
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA       -22.6      N/A      N/A         -15.64         11/5/01          8.73      11/12/90
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA             -2.98      N/A      N/A          -0.33         11/5/01          8.52       4/30/86
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA            -19.28      N/A      N/A         -14.43         11/5/01          8.02        7/5/95
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth              N/A      N/A      N/A         -19.42          5/1/02        -19.42        5/1/02
Fund/VA (b)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin.      -1.8      N/A      N/A          -0.29         11/5/01          0.47       4/30/98
Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income      -20.7      N/A      N/A          -15.5         11/5/01         -0.65      12/31/97
Portfolio - Admin. Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -           8.42      N/A      N/A           5.68         11/5/01          6.42      12/31/97
Admin. Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund      -19.37      N/A      N/A         -15.92         11/5/01        -15.92       11/5/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund            -25.53      N/A      N/A         -15.81         11/5/01        -15.81       11/5/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund                  -25.35      N/A      N/A         -16.02         11/5/01        -16.02       11/5/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio -       -15.87      N/A      N/A          -2.43         11/5/01          9.34        5/1/98
Class 1
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                       0.24      N/A      N/A           0.28         11/5/01          2.57        2/1/00
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund     -32.75      N/A      N/A         -30.68          5/1/01        -30.68        5/1/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund              -20.35      N/A      N/A         -15.93          5/1/01        -15.93        5/1/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund       -32.73      N/A      N/A         -25.07          5/1/01        -25.07        5/1/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund     -15.22      N/A      N/A         -10.95          5/1/01        -10.95        5/1/01
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund                 -24.7      N/A      N/A         -17.82          5/1/01        -17.82        5/1/01
-------------------------------------------------------------------------------------------------------------------------------

(a) All figures reflect deduction of a 0.60% mortality and risk charge and the fees and expenses of the variable investment options.
(b)  Cumulative return, not annualized.
(c) Ongoing stock market volatility can dramatically change the variable investment options' short-term performance; current results may differ.
(d) Because Class 2 shares were not offered until 1/6/99, standardized Class 2 performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class 2 shares were not offered until 5/1/97, standardized Class 2 performance for prior periods represents historical results of Class 1 shares. For periods beginning 5/1/97, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund. (g) Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton International Fund.

PERFORMANCE(A) FOR VARIABLE  INVESTMENT  OPTIONS  WITHOUT ANY POLICY CHARGES FOR
     THE PERIOD ENDING DECEMBER 31, 2002


---------------------------------------------------------------------------------------------------------
                                                                                SINCE        VARIABLE
                                                                              VARIABLE      INVESTMENT
                                                                             INVESTMENT       OPTION
                                                                               OPTION     INCEPTION DATE
       VARIABLE INVESTMENT OPTION          1 YEAR     5 YEARS    10 YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (b)                    N/A        N/A         N/A       -23.64%         5/1/02
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (b)                      N/A        N/A         N/A       -19.08%         5/1/02
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund            N/A        N/A         N/A       -23.80%         5/1/02
(b)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund (b)           N/A        N/A         N/A       -18.40%         5/1/02
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Growth and            -24.18%        N/A         N/A       -18.17%        11/5/01
Income Fund
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Large Cap Growth      -30.71%        N/A         N/A       -23.79%        11/5/01
Fund
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Technology Fund       -41.14%        N/A         N/A       -32.64%        11/5/01
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                 -16.85%        N/A         N/A        -2.79%         7/1/99
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                     -16.26%        N/A         N/A        -4.81%         7/1/99
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index                 N/A        N/A         N/A       -23.25%         5/1/02
Portfolio - Service Shares (b)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Service           -22.73%        N/A         N/A       -17.71%       12/29/00
Shares
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin Global Communications               -33.53%    -13.43%      -1.65%         2.56%        1/24/89
Securities Fund - Class 2 (c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities        -15.73%      1.16%       8.29%         8.05%        1/24/89
Fund - Class 2 (c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin High Income Fund -                   -9.97%     -3.92%       3.49%         5.01%        1/24/89
Class 2 (c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class       -0.62%      3.54%       7.75%         9.13%        1/24/89
2 (c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities         -23.20%      2.51%         N/A         6.49%         5/1/96
Fund - Class 2 (c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -                    2.06%      2.44%      10.03%         9.62%        1/24/89
Class 2 (c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities          -1.59%      5.34%       9.92%         9.98%        1/27/92
Fund - Class 2 (c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -                    -28.69%      0.02%         N/A         6.24%        11/1/95
Class 2 (c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities -         -9.27%        N/A         N/A         0.41%         5/1/98
Class 2 (c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 2        9.77%      6.88%       7.04%         7.82%        3/14/89
(d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class        10.09%      7.40%       8.71%         9.81%        3/14/89
1 (c)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class        20.09%      8.62%      10.58%        11.00%        3/14/89
1 (c)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund -            -9.41%      3.26%         N/A         5.98%        11/8/96
Class 2 (c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2      -11.82%      3.97%         N/A         6.59%        11/8/96
(c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities       -0.15%     -4.85%         N/A        -1.82%        3/15/94
Fund - Class 2 (c), (e), (f)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -          -18.57%     -2.90%       5.45%         4.75%        1/27/92
Class 2 (c), (e), (g)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -           -18.49%      1.44%         N/A         6.35%        3/15/94
Class 2 (c), (d)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets             -13.91%        N/A         N/A       -10.28%        11/5/01
Securities Fund-Class 2
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2     -22.58%        N/A         N/A       -10.81%       12/15/00
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SP Jennison International Growth             -22.84%        N/A         N/A       -29.28%       12/15/00
Portfolio - Class 2
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth         -25.53%        N/A         N/A       -22.40%       12/15/00
Portfolio - Class 2
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA        -22.15%      5.41%      11.91%         9.37%       11/12/90
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA               -2.40%      0.03%       6.66%         9.17%        4/30/86
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA              -18.81%     -3.25%         N/A         8.66%         7/5/95
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth                 N/A        N/A         N/A       -19.10%         5/1/02
Fund/VA (b)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin.       -1.23%        N/A         N/A         1.07%        4/30/98
Class
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income       -20.23%     -0.07%         N/A        -0.07%       12/31/97
Portfolio - Admin. Class
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -             9.07%      7.05%         N/A         7.05%       12/31/97
Admin. Class
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund        -18.89%        N/A         N/A       -15.42%        11/5/01
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund              -25.09%        N/A         N/A       -15.31%        11/5/01
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund                    -24.91%        N/A         N/A       -15.52%        11/5/01
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio -         -15.37%        N/A         N/A        10.00%         5/1/98
Class 1
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                         0.83%        N/A         N/A         3.17%         2/1/00
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund       -32.36%        N/A         N/A       -30.28%         5/1/01
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund                -19.88%        N/A         N/A       -15.43%         5/1/01
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USAZ Van Kampen Emerging Growth Fund         -32.33%        N/A         N/A       -24.63%         5/1/01
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USAZ Van Kampen Growth and Income Fund       -14.71%        N/A         N/A       -10.42%         5/1/01
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USAZ Van Kampen Growth Fund                  -24.25%        N/A         N/A       -17.34%         5/1/01
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(a) Performance of the variable investment options reflects deduction of only the investment option expenses after the application of any waivers or reimbursements.
(b)  Cumulative return, not annualized.
(c) Ongoing stock market volatility can dramatically change the variable investment options' short-term performance; current results may differ.
(d) Because Class 2 shares were not offered until 1/6/99, standardized Class 2 performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class 2 shares were not offered until 5/1/97, standardized Class 2 performance for prior periods represents historical results of Class 1 shares. For periods beginning 5/1/97, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund. (g) Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise investment options because they were first offered under this policy as of May 1, 2003.

THE INVESTMENT OPTION NAME, LISTED ON THE PREVIOUS TABLES, HAS CHANGED AS OF THE DATE OF THIS SAI AS FOLLOWS:

CURRENT NAME                                        PREVIOUS NAME
USAZ AllianceBernstein Growth and Income Fund       USAZ Alliance Capital Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund        USAZ Alliance Capital Large Cap Growth Fund
USAZ AllianceBernstein Technology Fund              USAZ Alliance Capital Technology Fund
Dreyfus IP Small Cap Stock Index Portfolio          Dreyfus Small Cap Stock Index Fund
Oppenheimer Main Street Fund/VA                     Oppenheimer Main Street Growth & Income Fund/VA
USAZ PIMCO PEA Growth and Income Fund               USAZ PIMCO Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund                     USAZ PIMCO Renaissance Fund
USAZ PIMCO PEA Value Fund                           USAZ PIMCO Value Fund


FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2002, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the policies. The audited financial statements of the Separate Account as of and for the year ended December 31, 2002 are also included herein.


ILLUSTRATIONS

In order to help you understand how your policy values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request. You can request illustrations at any time by contacting your registered representative. We base illustrations on the age and risk classification of the insured and factors such as the Specified Amount, death benefit option, premium payments, hypothetical rates of return that you select (within certain limitations) or, when available, historical rates of return of the variable investment option(s) that you select.

Illustrations will reflect deduction of current policy fees and charges as well as the guaranteed policy fees and charges. We base the cost of insurance rate on the death benefit option, the Specified Amount, how long the policy has been in force and the following characteristics of the insured: Age, sex (if allowed) and risk classification. We also base the cost of insurance rate on the total effective Specified Amount, which is divided into three "bands":

     |X| band one is a total effective Specified Amount of less than $100,000; |X| band two is a total effective Specified Amount of $100,000 - $499,999,
          and
     |X|  band three is a total effective Specified Amount of $500,000 or more.

Band three has the lowest cost of insurance rates and band one has the highest rates.

Illustrations demonstrate how Accumulation Values, Net Cash Values, death benefits, and (if applicable) the Preferred Settlement Value of a policy change based on the investment experience of the variable investment options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

The following tables reflect a 35-year old male insured with a standard, nonsmoker risk classification and deduction of the guaranteed policy fees and charges. The tables assume:

     o the owner elects an initial Specified Amount of $100,000 and does not change it;
     o    the owner elects LifeFund Benefits;
     o    the owner pays an annual stipulated premium of $1,200;
     o    the owner does not take any loans;
     o    the owner does not invest in the fixed account;
     o deduction of the guaranteed 5% premium charge from the annual premium payment;
     o deduction of a surrender charge of $2,070 from the Net Cash Value for Policy Years one through 15 (the surrender charge decreases to zero for years 10 through 15);
     o deduction of the guaranteed $15 monthly administrative charge from the Accumulation Value;
     o deduction of $1 per month for the No Lapse Guarantee Benefit charge from the Accumulation Value;
     o an insurance risk charge of $14.36 (the rate is 0.14400 per Specified Amount Portion; this value increases as the insured ages) and the LifeFund Benefit charge of $21.92; we deduct these charges from the Accumulation Value monthly; and
     o    level hypothetical gross rates of return of 0%, 6% and 12% annually.


Gross rates of return do not reflect investment option or other expenses. The following tables also reflect the fact that the net investment return of the subaccounts is lower than the gross investment return because of the investment option charges that would be assessed on amounts in the subaccounts. In the following illustrations we assume that the average annual management fee for the variable investment options equals 0.69% and that the total annual operating expenses equal 1.44% of the variable investment options' net assets. These percentages represent the average of these fees charged in 2002 before expense reimbursements or waivers. We will also assume a mortality and expense risk charge of 2.00% of the average daily net assets of the subaccount, but not the deduction of other expenses or the surrender charge. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -3.44%, 2.56% and 8.56%.


If the insured is a smoker or receives a less favorable risk classification, the cost of insurance, surrender charge, and the LifeFund Benefit charge will be greater and the policy values will be less. These charges will be less and the policy values will be greater for a female insured of a comparable risk status. Additionally, the policy values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years. Some states require that the policies contain tables based upon unisex rates. There may also be state specific product features that make the illustrations applicable to you different from the following tables.

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
         VARIABLE UNIVERSAL LIFE WITH SELECTION OF THE LIFEFUND BENEFITS
 MAXIMUM GUARANTEED POLICY CHARGES AND INVESTMENT OPTION EXPENSES BEFORE REIMBURSEMENTS OR WAIVERS

Insured: Valued Client                                        Stipulated Annual Premium: $1,200
Male, Age: 35, Nonsmoker Standard                             Annual Target Premium: $1,200
Initial Death Benefit: $100,000                               Payment Frequency: Annual
Initial Death Benefit Option: Option A

                         Hypothetical Rate of Return            Hypothetical Rate of Return          Hypothetical Rate of Return
------------ ------ -------------------------------------- ---------------------------------- --------------------------------------
------------ ------ -------------------------------------- ---------------------------------- --------------------------------------
                           0.00% Gross, -3.44% Net                 6.00% Gross, 2.56% Net              12.00% Gross, 8.56% Net
------------ ------ -------------------------------------- ---------------------------------- --------------------------------------
------------ ------ ------------ ------------ ------------ ---------- ---------- ------------ ------------ ------------ ------------
  Policy
Year Ending            Accum      Net Cash       Death        Accum     Net Cash       Death        Accum      Net Cash       Death
              Age      Value        Value       Benefit       Value       Value       Benefit       Value        Value       Benefit
------------ ------ ------------ ------------ ------------ ---------- ---------- ------------ ------------ ------------ ------------
------------ ------ ------------ ------------ ------------ ---------- ---------- ------------ ------------ ------------ ------------
          1     35          357            0      100,000        401          0      100,000          445            0      100,000
          2     36          694            0      100,000        804          0      100,000          920            0      100,000
          3     37        1,008            0      100,000      1,205          0      100,000        1,424            0      100,000
          4     38        1,299            0      100,000      1,605          0      100,000        1,958            0      100,000
          5     39        1,567            0      100,000      2,003          0      100,000        2,526          456      100,000
          6     40        1,810            0      100,000      2,394        324      100,000        3,126        1,056      100,000
          7     41        2,028            0      100,000      2,778        708      100,000        3,761        1,691      100,000
          8     42        2,221          151      100,000      3,155      1,085      100,000        4,433        2,363      100,000
          9     43        2,388          318      100,000      3,522      1,452      100,000        5,144        3,074      100,000
         10     44        2,528          458      100,000      3,878      1,808      100,000        5,896        3,826      100,000
         11     45        2,639          983      100,000      4,219      2,563      100,000        6,689        5,033      100,000
         12     46        2,720        1,478      100,000      4,543      3,301      100,000        7,526        6,284      100,000
         13     47        2,769        1,941      100,000      4,846      4,018      100,000        8,409        7,581      100,000
         14     48        2,786        2,372      100,000      5,128      4,714      100,000        9,341        8,927      100,000
         15     49        2,768        2,768      100,000      5,384      5,384      100,000       10,323       10,323      100,000
         20     54        1,995        1,995      100,000      6,043      6,043      100,000       15,989       15,989      100,000
         25     59            *            *      100,000      4,865      4,865      100,000       22,888       22,888      100,000
         30     64            *            *      100,000         39         39      100,000       30,884       30,884      100,000
         35     69            *            *            *          *          *            *       29,949       29,949      138,366
         40     74            *            *            *          *          *            *       29,359       29,359      100,000
         45     79            *            *            *          *          *            *       11,387       11,387      100,000
         50     84            *            *            *          *          *            *            *            *            *
         55     89            *            *            *          *          *            *            *            *            *
         60     94            *            *            *          *          *            *            *            *            *
         65     99            *            *            *          *          *            *            *            *            *

* Indicates policy lapse. We would require additional premiums to continue coverage

We emphasize that the hypothetical investment rates of return shown in this illustration are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend upon a number of factors including your investment allocations and the different rates of return for the variable investment options. The death benefit and Net Cash Value for a policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. Neither Allianz Life nor the variable investment options make any representation that you can achieve these hypothetical rates of return for any one year or sustain these rates over a period of time.


                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
         VARIABLE UNIVERSAL LIFE WITH SELECTION OF THE LIFEFUND BENEFITS
 MAXIMUM GUARANTEED POLICY CHARGES AND INVESTMENT OPTION EXPENSES BEFORE REIMBURSEMENTS OR WAIVERS

Insured: Valued Client                                        Stipulated Annual Premium: $1,200
Male, Age: 35, Nonsmoker Standard                             Annual Target Premium: $1,200
Initial Death Benefit: $100,000                               Payment Frequency: Annual
Initial Death Benefit Option: Option B


                         Hypothetical Rate of Return            Hypothetical Rate of Return        Hypothetical Rate of Return
------------ ------ ------------------------------------ ------------------------------------- ------------------------------------
------------ ------ ------------------------------------ ------------------------------------- ------------------------------------
                         0.00% Gross, -3.44% Net               6.00% Gross, 2.56% Net               12.00% Gross, 8.56% Net
------------ ------ ------------------------------------ ------------------------------------- ------------------------------------
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ---------- ------------ ------------
  Policy
Year Ending          Accum      Net Cash       Death      Accum       Net Cash       Death      Accum      Net Cash       Death
              Age    Value        Value       Benefit     Value         Value       Benefit     Value        Value       Benefit
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ---------- ------------ ------------
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ---------- ------------ ------------
          1     35        356            0      100,356         400            0      100,400        444            0      100,444
          2     36        691            0      100,691         800            0      100,800        916            0      100,916
          3     37      1,002            0      101,002       1,199            0      101,199      1,416            0      101,416
          4     38      1,290            0      101,290       1,594            0      101,594      1,945            0      101,945
          5     39      1,554            0      101,554       1,986            0      101,986      2,505          435      102,505
          6     40      1,793            0      101,793       2,370          300      102,370      3,095        1,025      103,095
          7     41      2,005            0      102,005       2,746          676      102,746      3,716        1,646      103,716
          8     42      2,191          121      102,191       3,112        1,042      103,112      4,371        2,301      104,371
          9     43      2,351          281      102,351       3,467        1,397      103,467      5,060        2,990      105,060
         10     44      2,483          413      102,483       3,807        1,737      103,807      5,785        3,715      105,785
         11     45      2,585          929      102,585       4,130        2,474      104,130      6,544        4,888      106,544
         12     46      2,656        1,414      102,656       4,433        3,191      104,433      7,340        6,098      107,340
         13     47      2,694        1,866      102,694       4,712        3,884      104,712      8,171        7,343      108,171
         14     48      2,699        2,285      102,699       4,966        4,552      104,966      9,039        8,625      109,039
         15     49      2,669        2,669      102,669       5,190        5,190      105,190      9,944        9,944      109,944
         20     54      1,825        1,825      101,825       5,612        5,612      105,612     14,900       14,900      114,900
         25     59          *            *      100,000       4,043        4,043      104,043     20,022       20,022      120,022
         30     64          *            *      100,000           *            *      100,000     23,791       23,791      123,791
         35     69          *            *            *           *            *            *     22,722       22,722      122,722
         40     74          *            *            *           *            *            *      9,654        9,654      109,654
         45     79          *            *            *           *            *            *          *            *            *
         50     84          *            *            *           *            *            *          *            *            *
         55     89          *            *            *           *            *            *          *            *            *
         60     94          *            *            *           *            *            *          *            *            *
         65     99          *            *            *           *            *            *          *            *            *

* Indicates policy lapse. We would require additional premiums to continue coverage

We emphasize that the hypothetical investment rates of return shown in this illustration are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend upon a number of factors including your investment allocations and the different rates of return for the variable investment options. The death benefit and Net Cash Value for a policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. Neither Allianz Life nor the variable investment options make any representation that you can achieve these hypothetical rates of return for any one year or sustain these rates over a period of time.

The following tables reflect a 35-year old male insured with a standard, nonsmoker risk classification and deduction of the current policy fees and charges. The tables assume:

     o the owner elects an initial Specified Amount of $100,000 and does not change it;
     o    the owner elects LifeFund Benefits;
     o    the owner pays an annual stipulated premium of $1,200;
     o    the owner does not take any loans;
     o    the owner does not invest in the fixed account;
     o deduction from the annual premium payment of the current 3.5% premium charge for the first five Policy Years reduced to 1.75% beginning with the sixth Policy Year;
     o deduction of a surrender charge of $2,070 from the Net Cash Value for Policy Years one through 15 (the surrender charge decreases to zero for years 10 through 15);
     o deduction from the Accumulation Value of the current monthly administrative charge of $14 for the first five Policy Years reduced to $4 beginning with the sixth Policy Year;
     o deduction of a $1 per month for the No Lapse Guarantee Benefit charge from the Accumulation Value;
     o an insurance risk charge of $14.36 (the rate is 0.14400 per Specified Amount Portion; this value increases as the insured ages) and the LifeFund Benefit charge of $21.92; we deduct these charges from the Accumulation Value monthly; and
     o    a level hypothetical gross rate of return of 0%, 6% and 12% annually.


Gross rates of return do not reflect investment option or other expenses. The following tables also reflect the fact that the net investment return of the subaccounts is lower than the gross investment return because of the investment option charges that would be assessed. In the following illustrations we assume that the average annual management fee for the variable investment options equals 0.69% and that the total annual operating expenses equal 1.44% of the variable investment options' net assets. These percentages represent the average of these fees charged in 2002 before expense reimbursements or waivers. We will also assume a mortality and expense risk charge of 2.00% of the average daily net assets of the subaccount, but not the deduction of other expenses or any surrender charge. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -3.44%, 2.56% and 8.56%.


If the insured is a smoker or receives a less favorable risk classification, the cost of insurance, surrender charge, and the LifeFund Benefit charge will be greater and the policy values will be less. These charges will be less and the policy values will be greater for a female insured of a comparable risk status. Additionally, the policy values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years. Some states require that the policies contain tables based upon unisex rates. There may also be state specific product features that make the illustrations applicable to you different from the following tables.


                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
         VARIABLE UNIVERSAL LIFE WITH SELECTION OF THE LIFEFUND BENEFITS
 CURRENT POLICY CHARGES AND INVESTMENT OPTION EXPENSES BEFORE REIMBURSEMENTS OR WAIVERS

Insured: Valued Client                                        Stipulated Annual Premium: $1,200
Male, Age: 35, Nonsmoker Standard                             Annual Target Premium: $1,200
Initial Death Benefit: $100,000                               Payment Frequency: Annual
Initial Death Benefit Option: Option A


                         Hypothetical Rate of Return            Hypothetical Rate of Return             Hypothetical Rate of Return
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
                         0.00% Gross, -3.44% Net                 6.00% Gross, 2.56% Net                 12.00% Gross, 8.56% Net
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
  Policy
Year Ending          Accum      Net Cash       Death      Accum       Net Cash       Death       Accum      Net Cash       Death
              Age    Value        Value       Benefit     Value         Value       Benefit      Value        Value       Benefit
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
          1     35        515            0      100,000         565            0      100,000         615            0      100,000
          2     36      1,005            0      100,000       1,136            0      100,000       1,274            0      100,000
          3     37      1,467            0      100,000       1,712            0      100,000       1,979            0      100,000
          4     38      1,902            0      100,000       2,290          220      100,000       2,732          662      100,000
          5     39      2,310          240      100,000       2,870          800      100,000       3,538        1,468      100,000
          6     40      2,846          776      100,000       3,614        1,544      100,000       4,567        2,497      100,000
          7     41      3,382        1,312      100,000       4,397        2,327      100,000       5,704        3,634      100,000
          8     42      3,914        1,844      100,000       5,214        3,144      100,000       6,956        4,886      100,000
          9     43      4,436        2,366      100,000       6,062        3,992      100,000       8,324        6,254      100,000
         10     44      4,939        2,869      100,000       6,930        4,860      100,000       9,810        7,740      100,000
         11     45      5,416        3,760      100,000       7,814        6,158      100,000      11,417        9,761      100,000
         12     46      5,865        4,623      100,000       8,708        7,466      100,000      13,152       11,910      100,000
         13     47      6,283        5,455      100,000       9,611        8,783      100,000      15,023       14,195      100,000
         14     48      6,678        6,264      100,000      10,531       10,117      100,000      17,051       16,637      100,000
         15     49      7,045        7,045      100,000      11,460       11,460      100,000      19,242       19,242      100,000
         20     54      8,305        8,305      100,000      16,094       16,094      100,000      33,069       33,069      100,000
         25     59      8,474        8,474      100,000      20,514       20,514      100,000      52,377       52,377      155,560
         30     64      7,072        7,072      100,000      24,176       24,176      100,000      78,291       78,291      203,165
         35     69      3,332        3,332      100,000      24,511       24,511      113,240      93,372       93,372      431,377
         40     74          *            *            *      22,905       22,905      100,000     139,106      139,106      193,357
         45     79          *            *            *      14,401       14,401      100,000     202,961      202,961      259,790
         50     84          *            *            *           *            *            *     291,522      291,522      349,826
         55     89          *            *            *           *            *            *     414,029      414,029      471,994
         60     94          *            *            *           *            *            *     585,209      585,209      637,878
         65     99          *            *            *           *            *            *     852,619      852,619      869,671


* Indicates policy lapse. We would require additional premiums to continue coverage

We emphasize that the hypothetical investment rates of return shown in this illustration are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend upon a number of factors including your investment allocations and the different rates of return for the variable investment options. The death benefit and Net Cash Value for a policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. Neither Allianz Life nor the variable investment options make any representation that you can achieve these hypothetical rates of return for any one year or sustain these rates over a period of time.


                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                  VARIABLE UNIVERSAL LIFE WITH SELECTION OF THE LIFEFUND BENEFITS
                       CURRENT POLICY CHARGES AND INVESTMENT OPTION EXPENSES BEFORE REIMBURSEMENTS OR WAIVERS

Insured: Valued Client                                        Stipulated Annual Premium: $1,200
Male, Age: 35, Nonsmoker Standard                             Annual Target Premium: $1,200
Initial Death Benefit: $100,000                               Payment Frequency: Annual
Initial Death Benefit Option: Option B


                        Hypothetical Rate of Return           Hypothetical Rate of Return            Hypothetical Rate of Return
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
                         0.00% Gross, -3.44% Net               6.00% Gross, 2.56% Net                12.00% Gross, 8.56% Net
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
  Policy
Year Ending          Accum      Net Cash       Death      Accum       Net Cash       Death       Accum      Net Cash       Death
              Age    Value        Value       Benefit     Value         Value       Benefit      Value        Value       Benefit
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
          1     35        514            0      100,514         563            0      100,563         613            0      100,613
          2     36      1,001            0      101,001       1,132            0      101,132       1,270            0      101,270
          3     37      1,460            0      101,460       1,703            0      101,703       1,970            0      101,970
          4     38      1,891            0      101,891       2,276          206      102,276       2,716          646      102,716
          5     39      2,293          223      102,293       2,849          779      102,849       3,512        1,442      103,512
          6     40      2,823          753      102,823       3,584        1,514      103,584       4,528        2,458      104,528
          7     41      3,352        1,282      103,352       4,356        2,286      104,356       5,650        3,580      105,650
          8     42      3,878        1,808      103,878       5,163        3,093      105,163       6,883        4,813      106,883
          9     43      4,393        2,323      104,393       5,998        3,928      105,998       8,230        6,160      108,230
         10     44      4,888        2,818      104,888       6,852        4,782      106,852       9,690        7,620      109,690
         11     45      5,356        3,700      105,356       7,718        6,062      107,718      11,264        9,608      111,264
         12     46      5,795        4,553      105,795       8,592        7,350      108,592      12,960       11,718      112,960
         13     47      6,201        5,373      106,201       9,471        8,643      109,471      14,781       13,953      114,781
         14     48      6,583        6,169      106,583      10,362        9,948      110,362      16,747       16,333      116,747
         15     49      6,935        6,935      106,935      11,257       11,257      111,257      18,864       18,864      118,864
         20     54      8,080        8,080      108,080      15,601       15,601      115,601      31,951       31,951      131,951
         25     59      8,051        8,051      108,051      19,391       19,391      119,391      50,377       50,377      150,377
         30     64      6,358        6,358      106,358      21,773       21,773      121,773      75,494       75,494      195,907
         35     69      2,327        2,327      102,327      21,473       21,473      121,473      90,202       90,202      416,735
         40     74          *            *            *      16,305       16,305      116,305     127,031      127,031      227,031
         45     79          *            *            *       2,849        2,849      102,849     173,889      173,889      273,889
         50     84          *            *            *           *            *            *     231,087      231,087      331,087
         55     89          *            *            *           *            *            *     297,160      297,160      397,160
         60     94          *            *            *           *            *            *     368,962      368,962      468,962
         65     99          *            *            *           *            *            *     443,187      443,187      543,187

* Indicates policy lapse. We would require additional premiums to continue coverage

We emphasize that the hypothetical investment rates of return shown in this illustration are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend upon a number of factors including your investment allocations and the different rates of return for the variable investment options. The death benefit and Net Cash Value for a policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. Neither Allianz Life nor the variable investment options make any representation that you can achieve these hypothetical rates of return for any one year or sustain these rates over a period of time.


The following tables reflect deduction of the current policy fees and charges as did the previous two tables. However, the following illustrations assume that the average annual management fee for the variable investment options equals 0.69% and that the total annual operating expenses equal 1.03% of the variable investment options' net assets. These percentages represent the average of these fees charged in 2002 after expense reimbursements or waivers. We will also assess a mortality and expense risk charge of 2.00% of the average daily net assets of the subaccount. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -3.03%, 2.97% and 8.97%.

If the insured is a smoker or receives a less favorable risk classification, the cost of insurance, surrender charge, and the LifeFund Benefit charge will be greater and the policy values will be less. These charges will be less and the policy values will be greater for a female insured of a comparable risk status. Additionally, the policy values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years. Some states require that the policies contain tables based upon unisex rates. There may also be state specific product features that make the illustrations applicable to you different from the following tables.


                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
         VARIABLE UNIVERSAL LIFE WITH SELECTION OF THE LIFEFUND BENEFITS
 CURRENT POLICY CHARGES AND INVESTMENT OPTION EXPENSES AFTER REIMBURSEMENTS OR WAIVERS

Insured: Valued Client                                        Stipulated Annual Premium: $1,200
Male, Age: 35, Nonsmoker Standard                             Annual Target Premium: $1,200
Initial Death Benefit: $100,000                               Payment Frequency: Annual
Initial Death Benefit Option: Option A


                         Hypothetical Rate of Return            Hypothetical Rate of Return             Hypothetical Rate of Return
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
                         0.00% Gross, -3.03% Net               6.00% Gross, 2.97% Net                12.00% Gross, 8.97% Net
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
  Policy
Year Ending          Accum      Net Cash       Death      Accum       Net Cash       Death       Accum      Net Cash       Death
              Age    Value        Value       Benefit     Value         Value       Benefit      Value        Value       Benefit
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
          1     35        519            0      100,000         568            0      100,000         618            0      100,000
          2     36      1,014            0      100,000       1,146            0      100,000       1,284            0      100,000
          3     37      1,483            0      100,000       1,729            0      100,000       1,998            0      100,000
          4     38      1,927            0      100,000       2,318          248      100,000       2,765          695      100,000
          5     39      2,345          275      100,000       2,912          842      100,000       3,588        1,518      100,000
          6     40      2,893          823      100,000       3,673        1,603      100,000       4,640        2,570      100,000
          7     41      3,443        1,373      100,000       4,476        2,406      100,000       5,806        3,736      100,000
          8     42      3,991        1,921      100,000       5,318        3,248      100,000       7,094        5,024      100,000
          9     43      4,531        2,461      100,000       6,194        4,124      100,000       8,507        6,437      100,000
         10     44      5,053        2,983      100,000       7,095        5,025      100,000      10,048        7,978      100,000
         11     45      5,550        3,894      100,000       8,015        6,359      100,000      11,720       10,064      100,000
         12     46      6,022        4,780      100,000       8,953        7,711      100,000      13,534       12,292      100,000
         13     47      6,463        5,635      100,000       9,903        9,075      100,000      15,498       14,670      100,000
         14     48      6,882        6,468      100,000      10,875       10,461      100,000      17,635       17,221      100,000
         15     49      7,274        7,274      100,000      11,862       11,862      100,000      19,954       19,954      100,000
         20     54      8,670        8,670      100,000      16,877       16,877      100,000      34,795       34,795      100,000
         25     59      8,976        8,976      100,000      21,856       21,856      100,000      55,837       55,837      165,837
         30     64      7,692        7,692      100,000      26,307       26,307      100,000      84,659       84,659      219,690
         35     69      4,027        4,027      100,000      26,829       26,829      123,949     102,467      102,467      473,398
         40     74          *            *            *      26,497       26,497      100,000     154,980      154,980      215,422
         45     79          *            *            *      19,919       19,919      100,000     229,752      229,752      294,082
         50     84          *            *            *           *            *            *     335,512      335,512      402,615
         55     89          *            *            *           *            *            *     484,699      484,699      552,557
         60     94          *            *            *           *            *            *     697,147      697,147      759,890
         65     99          *            *            *           *            *            *   1,033,898    1,033,898    1,054,576

* Indicates policy lapse. We would require additional premiums to continue coverage

We emphasize that the hypothetical investment rates of return shown in this illustration are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend upon a number of factors including your investment allocations and the different rates of return for the variable investment options. The death benefit and Net Cash Value for a policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. Neither Allianz Life nor the variable investment options make any representation that you can achieve these hypothetical rates of return for any one year or sustain these rates over a period of time.



                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
         VARIABLE UNIVERSAL LIFE WITH SELECTION OF THE LIFEFUND BENEFITS
 CURRENT POLICY CHARGES AND INVESTMENT OPTION EXPENSES AFTER REIMBURSEMENTS OR WAIVERS

Insured: Valued Client                                        Stipulated Annual Premium: $1,200
Male, Age: 35, Nonsmoker Standard                             Annual Target Premium: $1,200
Initial Death Benefit: $100,000                               Payment Frequency: Annual
Initial Death Benefit Option: Option B


                         Hypothetical Rate of Return          Hypothetical Rate of Return            Hypothetical Rate of Return
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
                         0.00% Gross, -3.03% Net               6.00% Gross, 2.97% Net                12.00% Gross, 8.97% Net
------------ ------ ------------------------------------ ------------------------------------- -------------------------------------
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
  Policy
Year Ending          Accum      Net Cash       Death      Accum       Net Cash       Death       Accum      Net Cash       Death
              Age    Value        Value       Benefit     Value         Value       Benefit      Value        Value       Benefit
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
------------ ------ ---------- ------------ ------------ ----------- ------------ ------------ ----------- ------------ ------------
          1     35        517            0      100,517         567            0      100,567         617            0      100,617
          2     36      1,010            0      101,010       1,141            0      101,141       1,279            0      101,279
          3     37      1,476            0      101,476       1,721            0      101,721       1,989            0      101,989
          4     38      1,916            0      101,916       2,304          234      102,304       2,748          678      102,748
          5     39      2,328          258      102,328       2,891          821      102,891       3,561        1,491      103,561
          6     40      2,870          800      102,870       3,642        1,572      103,642       4,600        2,530      104,600
          7     41      3,413        1,343      103,413       4,435        2,365      104,435       5,751        3,681      105,751
          8     42      3,954        1,884      103,954       5,265        3,195      105,265       7,020        4,950      107,020
          9     43      4,487        2,417      104,487       6,129        4,059      106,129       8,411        6,341      108,411
         10     44      5,000        2,930      105,000       7,015        4,945      107,015       9,925        7,855      109,925
         11     45      5,489        3,833      105,489       7,917        6,261      107,917      11,563        9,907      111,563
         12     46      5,949        4,707      105,949       8,833        7,591      108,833      13,335       12,093      113,335
         13     47      6,378        5,550      106,378       9,757        8,929      109,757      15,247       14,419      115,247
         14     48      6,783        6,369      106,783      10,699       10,285      110,699      17,319       16,905      117,319
         15     49      7,160        7,160      107,160      11,650       11,650      111,650      19,560       19,560      119,560
         20     54      8,433        8,433      108,433      16,356       16,356      116,356      33,611       33,611      133,611
         25     59      8,525        8,525      108,525      20,653       20,653      120,653      53,866       53,866      159,982
         30     64      6,919        6,919      106,919      23,691       23,691      123,691      81,859       81,859      212,425
         35     69      2,906        2,906      102,906      24,172       24,172      124,172      99,234       99,234      458,463
         40     74          *            *            *      19,858       19,858      119,858     143,432      143,432      243,432
         45     79          *            *            *       7,201        7,201      107,201     202,594      202,594      302,594
         50     84          *            *            *           *            *            *     279,935      279,935      379,935
         55     89          *            *            *           *            *            *     378,463      378,463      478,463
         60     94          *            *            *           *            *            *     501,888      501,888      601,888
         65     99          *            *            *           *            *            *     657,442      657,442      757,442

* Indicates policy lapse. We would require additional premiums to continue coverage

We emphasize that the hypothetical investment rates of return shown in this illustration are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend upon a number of factors including your investment allocations and the different rates of return for the variable investment options. The death benefit and Net Cash Value for a policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. Neither Allianz Life nor the variable investment options make any representation that you can achieve these hypothetical rates of return for any one year or sustain these rates over a period of time.

                         ALLIANZ LIFE VARIABLE ACCOUNT A

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2002

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Independent Auditors' Report




The Board of Directors of Allianz Life Insurance Company of North America and Policyholders of Allianz Life Variable Account A:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-years then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual finds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 2002, and the results of their operations, changes in their net assets and financial highlights for each of the periods stated above, in conformity with accounting principles generally accepted in the United States of America.



                                                     KPMG LLP


Minneapolis, Minnesota
March 21, 2003

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements




STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                                                                                     ALGER
                                                      AIM V.I.                                           ALGER     AMERICAN
                                                      CAPITAL                 AIM V.I.     AIM V.I.    AMERICAN    LEVERAGED
                                                    APPRECIATION  AIM V.I.   INTERNATIONAL PREMIER      GROWTH      ALLCAP
                                                        FUND     GROWTH FUND GROWTH FUND EQUITY FUND   PORTFOLIO   PORTFOLIO
                                                    --------------------------------------------------------------------------
Assets:
    Investments at net asset value*                       $4,228      54,627         171          235      68,279      60,313
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Assets                                      4,228      54,627         171          235      68,279      60,313
                                                    --------------------------------------------------------------------------

Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                   38          85          12            5          91         124
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Liabilities                                    38          85          12            5          91         124
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Net Assets                                       $4,190      54,542         159          230      68,188      60,189
                                                    --------------------------------------------------------------------------

Policy holders' equity:
         Total Policy holders' equity (note 6)            $4,190      54,542         159          230      68,188      60,189
                                                    --------------------------------------------------------------------------



    *Investment shares                                       257       4,834          14           14       2,772       2,893
     Investments at cost                                  $5,348     146,833         206          318     163,917     152,226


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2002

                                                       ALGER                                                       FRANKLIN
                                                      AMERICAN                             DREYFUS                AGGRESSIVE
                                                       MIDCAP     DAVIS VA    DAVIS VA    SMALL CAP     DREYFUS     GROWTH
                                                       GROWTH     FINANCIAL     VALUE    STOCK INDEX     STOCK    SECURITIES
                                                     PORTFOLIO    PORTFOLIO   PORTFOLIO      FUND     INDEX FUND     FUND
                                                    --------------------------------------------------------------------------
Assets:
    Investments at net asset value*                       $2,381       3,780      19,289       12,781      17,268         853
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Assets                                      2,381       3,780      19,289       12,781      17,268         853
                                                    --------------------------------------------------------------------------

Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                   16          50          62           28          34          17
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Liabilities                                    16          50          62           28          34          17
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Net Assets                                       $2,365       3,730      19,227       12,753      17,234         836
                                                    --------------------------------------------------------------------------

Policy holders' equity:
         Total Policy holders' equity (note 6)            $2,365       3,730      19,227       12,753      17,234         836
                                                    --------------------------------------------------------------------------



    *Investment shares                                       191         427       2,352          798         999         226
     Investments at cost                                  $3,188       3,776      19,586       12,796      18,000       1,125

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2002

                                                    FRANKLIN    FRANKLIN                             FRANKLIN
                                                     GLOBAL    GROWTH AND                FRANKLIN    LARGE CAP
                                                   COMMUNICATIONSINCOME      FRANKLIN     INCOME      GROWTH      FRANKLIN
                                                   SECURITIES  SECURITIES  HIGH INCOME  SECURITIES  SECURITIES     MONEY
                                                      FUND        FUND         FUND        FUND        FUND     MARKET FUND
                                                   --------------------------------------------------------------------------
Assets:
  Investments at net asset value*                     $652,552   2,698,677      982,608   1,150,862     798,071      982,664
                                                   --------------------------------------------------------------------------
                                                   --------------------------------------------------------------------------
       Total Assets                                    652,552   2,698,677      982,608   1,150,862     798,071      982,664
                                                   --------------------------------------------------------------------------

Liabilities:
  Accrued mortality and expense risk and
  administrative charges:                                  113         139          202         205         124          125
                                                   --------------------------------------------------------------------------
                                                   --------------------------------------------------------------------------
       Total Liabilities                                   113         139          202         205         124          125
                                                   --------------------------------------------------------------------------
                                                   --------------------------------------------------------------------------
       Net Assets                                     $652,439   2,698,538      982,406   1,150,657     797,947      982,539
                                                   --------------------------------------------------------------------------

Policy holders' equity:
       Total Policy holders' equity (note 6)          $652,439   2,698,538      982,406   1,150,657     797,947      982,539
                                                   --------------------------------------------------------------------------



  *Investment shares                                   143,736     228,329      173,304     100,256      71,918      982,664
   Investments at cost                              $2,098,524   3,728,703    1,731,336   1,397,982   1,205,055      982,664

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2002

                                                                  FRANKLIN                             FRANKLIN
                                                                   RISING                              SMALL CAP   FRANKLIN
                                                      FRANKLIN    DIVIDENDS   FRANKLIN     FRANKLIN      VALUE    TECHNOLOGY
                                                    REAL ESTATE  SECURITIES    S&P 500    SMALL CAP   SECURITIES  SECURITIES
                       FUND FUND INDEX FUND FUND FUND FUND
                                                    --------------------------------------------------------------------------
Assets:
    Investments at net asset value*                     $651,444   1,543,331     157,631    1,077,729     107,021       2,383
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Assets                                    651,444   1,543,331     157,631    1,077,729     107,021       2,383
                                                    --------------------------------------------------------------------------

Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                  237         199         117          171         177          28
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Liabilities                                   237         199         117          171         177          28
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Net Assets                                     $651,207   1,543,132     157,514    1,077,558     106,844       2,355
                                                    --------------------------------------------------------------------------

Policy holders' equity:
         Total Policy holders' equity (note 6)          $651,207   1,543,132     157,514    1,077,558     106,844       2,355
                                                    --------------------------------------------------------------------------



    *Investment shares                                    36,106     113,745      24,478       84,275      11,044         794
     Investments at cost                                $569,587   1,561,440     243,193    1,734,636     117,574       6,019


 See accompanying notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2002

                                                      FRANKLIN    FRANKLIN    FRANKLIN                  MUTUAL      MUTUAL
                                                        U.S.        ZERO        ZERO       JENNISON    DISCOVERY    SHARES
                                                     GOVERNMENT    COUPON      COUPON    20/20 FOCUS  SECURITIES  SECURITIES
                                                        FUND      FUND 2005   FUND 2010   PORTFOLIO      FUND        FUND
                                                    --------------------------------------------------------------------------
Assets:
    Investments at net asset value*                   $1,182,668     443,241     565,321        6,356     414,760     955,486
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Assets                                  1,182,668     443,241     565,321        6,356     414,760     955,486
                                                    --------------------------------------------------------------------------

Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                  206         135          28           28         166         150
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Liabilities                                   206         135          28           28         166         150
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Net Assets                                   $1,182,462     443,106     565,293        6,328     414,594     955,336
                                                    --------------------------------------------------------------------------

Policy holders' equity:
         Total Policy holders' equity (note 6)        $1,182,462     443,106     565,293        6,328     414,594     955,336
                                                    --------------------------------------------------------------------------



    *Investment shares                                    86,922      26,978      34,035          772      37,519      79,042
     Investments at cost                              $1,097,070     358,521     533,192        6,397     462,302   1,028,524


 See accompanying notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2002

                                                                             OPPENHEIMER
                                                                                MAIN
                                                    OPPENHEIMER  OPPENHEIMER   STREET                  PIMCO VIT   PIMCO VIT
                                                       GLOBAL       HIGH      GROWTH &    PIMCO VIT   STOCKSPLUS     TOTAL
                                                     SECURITIES    INCOME      INCOME     HIGH YIELD  GROWTH AND    RETURN
                                                      FUND/VA      FUND/VA     FUND/VA    PORTFOLIO     INCOME     PORTFOLIO
                                                    --------------------------------------------------------------------------
Assets:
    Investments at net asset value*                      $19,649       3,590      18,015       15,720      18,685     653,283
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Assets                                     19,649       3,590      18,015       15,720      18,685     653,283
                                                    --------------------------------------------------------------------------

Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                    9          15          48          104         141       2,357
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Liabilities                                     9          15          48          104         141       2,357
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Net Assets                                      $19,640       3,575      17,967       15,616      18,544     650,926
                                                    --------------------------------------------------------------------------

Policy holders' equity:
         Total Policy holders' equity (note 6)           $19,640       3,575      17,967       15,616      18,544     650,926
                                                    --------------------------------------------------------------------------



    *Investment shares                                     1,110         478       1,176        2,233       2,537      63,860
     Investments at cost                                 $20,766       3,549      18,556       16,069      20,304     645,637

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2002

                                                                                              SP
                                                                                 SP       STRATEGIC                TEMPLETON
                                                      SELIGMAN    SELIGMAN    JENNISON   L PARTNERS    TEMPLETON  DEVELOPING
                                                       GLOBAL     SMALL-CAP  INTERNATIONA  FOCUSED       ASSET      MARKETS
                                                     TECHNOLOGY     VALUE      GROWTH       GROWTH     STRATEGY   SECURITIES
                                                     PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO      FUND        FUND
                                                    --------------------------------------------------------------------------
Assets:
    Investments at net asset value*                       $1,645      25,103       2,167        2,298     118,898     454,759
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Assets                                      1,645      25,103       2,167        2,298     118,898     454,759
                                                    --------------------------------------------------------------------------

Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                   29         105           8           11         165         103
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Liabilities                                    29         105           8           11         165         103
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Net Assets                                       $1,616      24,998       2,159        2,287     118,733     454,656
                                                    --------------------------------------------------------------------------

Policy holders' equity:
         Total Policy holders' equity (note 6)            $1,616      24,998       2,159        2,287     118,733     454,656
                                                    --------------------------------------------------------------------------



    *Investment shares                                       186       2,308         517          461       8,149      96,553
     Investments at cost                                  $2,195      26,290       2,256        2,699     152,572     623,905


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2002

                                                                  TEMPLETON
                                                     TEMPLETON     GLOBAL     TEMPLETON                            USAZ AIM
                                                      FOREIGN      INCOME      GROWTH      USAZ AIM    USAZ AIM      DENT
                                                     SECURITIES  SECURITIES  SECURITIES  BASIC VALUE   BLUE CHIP  DEMOGRAPHIC
                                                        FUND        FUND        FUND         FUND        FUND     TRENDS FUND
                                                    --------------------------------------------------------------------------
Assets:
    Investments at net asset value*                   $1,328,964     119,046   2,082,170       20,572       9,140         566
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Assets                                  1,328,964     119,046   2,082,170       20,572       9,140         566
                                                    --------------------------------------------------------------------------

Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                  243          48         189           58          13           1
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Liabilities                                   243          48         189           58          13           1
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Net Assets                                   $1,328,721     118,998   2,081,981       20,514       9,127         565
                                                    --------------------------------------------------------------------------

Policy holders' equity:
         Total Policy holders' equity (note 6)        $1,328,721     118,998   2,081,981       20,514       9,127         565
                                                    --------------------------------------------------------------------------



    *Investment shares                                   139,759       8,709     240,162        2,696       1,130          74
     Investments at cost                              $2,613,832      99,522   3,169,111       20,970       9,396         594

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2002

                                                                    USAZ        USAZ         USAZ
                                                                  ALLIANCE    ALLIANCE     ALLIANCE                  USAZ
                                                      USAZ AIM     CAPITAL     CAPITAL     CAPITAL                OPPENHEIMER
                                                    INTERNATIONALGROWTH AND   LARGE CAP   TECHNOLOGY  USAZ MONEY   EMERGING
                                                    EQUITY FUND  INCOME FUND GROWTH FUND     FUND     MARKET FUND GROWTH FUND
                                                    --------------------------------------------------------------------------
Assets:
    Investments at net asset value*                       $6,293      47,165      13,416       11,041     372,786       1,299
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Assets                                      6,293      47,165      13,416       11,041     372,786       1,299
                                                    --------------------------------------------------------------------------

Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                    9         155         153           41         477           8
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Liabilities                                     9         155         153           41         477           8
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Net Assets                                       $6,284      47,010      13,263       11,000     372,309       1,291
                                                    --------------------------------------------------------------------------

Policy holders' equity:
         Total Policy holders' equity (note 6)            $6,284      47,010      13,263       11,000     372,309       1,291
                                                    --------------------------------------------------------------------------



    *Investment shares                                       771       6,001       1,838        1,741     372,786         161
     Investments at cost                                  $6,333      55,527      15,537       11,394     372,786       1,251


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)




STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2002

                                                                                             USAZ      USAZ VAN    USAZ VAN
                                                     USAZ PIMCO  USAZ PIMCO               TEMPLETON     KAMPEN      KAMPEN
                                                     GROWTH AND  RENAISSANCE USAZ PIMCO   DEVELOPED   AGGRESSIVE   COMSTOCK
                                                    INCOME FUND     FUND     VALUE FUND  MARKETS FUND GROWTH FUND    FUND
                                                    --------------------------------------------------------------------------
Assets:
    Investments at net asset value*                      $24,733     119,794      45,704        1,023      31,885      42,697
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Assets                                     24,733     119,794      45,704        1,023      31,885      42,697
                                                    --------------------------------------------------------------------------

Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                   95         232         124            3          93         124
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Total Liabilities                                    95         232         124            3          93         124
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------
         Net Assets                                      $24,638     119,562      45,580        1,020      31,792      42,573
                                                    --------------------------------------------------------------------------

Policy holders' equity:
         Total Policy holders' equity (note 6)           $24,638     119,562      45,580        1,020      31,792      42,573
                                                    --------------------------------------------------------------------------



    *Investment shares                                     3,042      14,556       5,608          117       5,816       5,739
     Investments at cost                                 $26,834     148,903      53,267        1,036      36,176      49,915


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2002

                                                      USAZ VAN    USAZ VAN                VAN KAMPEN
                                                       KAMPEN      KAMPEN     USAZ VAN     EMERGING
                                                      EMERGING   GROWTH AND    KAMPEN       GROWTH     TOTAL ALL
                                                    GROWTH FUND  INCOME FUND GROWTH FUND  PORTFOLIO      FUNDS
                                                    --------------------------------------------------------------
Assets:
    Investments at net asset value*                      $34,734      25,850       5,194        3,153  20,298,047
                                                    --------------------------------------------------------------
                                                    --------------------------------------------------------------
         Total Assets                                     34,734      25,850       5,194        3,153  20,298,047
                                                    --------------------------------------------------------------

Liabilities:
    Accrued mortality and expense risk and
    administrative charges:                                  126          91          43           94       8,627
                                                    --------------------------------------------------------------
                                                    --------------------------------------------------------------
         Total Liabilities                                   126          91          43           94       8,627
                                                    --------------------------------------------------------------
                                                    --------------------------------------------------------------
         Net Assets                                      $34,608      25,759       5,151        3,059  20,289,420
                                                    --------------------------------------------------------------

Policy holders' equity:
         Total Policy holders' equity (note 6)           $34,608      25,759       5,151        3,059  20,289,420
                                                    --------------------------------------------------------------



    *Investment shares                                     5,560       3,149         713          165
     Investments at cost                                 $40,983      26,112       6,301        4,841



 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                      ALGER
                                                       AIM V.I.                                           ALGER     AMERICAN
                                                       CAPITAL                 AIM V.I.     AIM V.I.    AMERICAN    LEVERAGED
                                                     APPRECIATION  AIM V.I.   INTERNATIONAL PREMIER      GROWTH      ALLCAP
                                                         FUND     GROWTH FUND GROWTH FUND EQUITY FUND   PORTFOLIO   PORTFOLIO
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                       $ -           -           1            1          47           7
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           39         514          12            5         736         506
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                       (39)       (514)        (11)          (4)       (689)       (499)

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -           -           -            -           -           -
    Realized gains (losses) on sales of
    investments, net                                         (77)    (80,430)       (121)         (45)    (44,067)    (21,519)
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net         (77)    (80,430)       (121)         (45)    (44,067)    (21,519)

    Net change in unrealized appreciation
         (depreciation) on investments                    (1,120)      50,008        (35)         (83)     (2,799)    (14,125)
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                      (1,197)    (30,422)       (156)        (128)    (46,866)    (35,644)
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from               $(1,236)    (30,936)       (167)        (132)    (47,555)    (36,143)
operations
                                                     --------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                        ALGER
                                                       AMERICAN                             AZOA VIP
                                                        MIDCAP     AZOA VIP    AZOA VIP      GLOBAL                 DAVIS VA
                                                        GROWTH    DIVERSIFIED    FIXED    OPPORTUNITIES AZOA VIP    FINANCIAL
                                                      PORTFOLIO   ASSETS FUND INCOME FUND     FUND     GROWTH FUND  PORTFOLIO
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                       $ -         134         922            1          11           9
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           15       1,529          58            2           -          54
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                       (15)     (1,395)         864          (1)          11        (45)

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -           -       2,043            -           -           -
    Realized gains (losses) on sales of
    investments, net                                         (82)       (307)     (1,938)        (129)       (793)        (38)
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net         (82)       (307)         105        (129)       (793)        (38)

    Net change in unrealized appreciation
         (depreciation) on investments                      (807)          29         157          (1)        (14)           4
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                        (889)       (278)         262        (130)       (807)        (34)
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from                 $(904)     (1,673)       1,126        (131)       (796)        (79)
operations
                                                     --------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                    FRANKLIN
                                                                                            FRANKLIN    FRANKLIN     GLOBAL
                                                                    DREYFUS                AGGRESSIVE    GLOBAL    NSHEALTH
                                                       DAVIS VA    SMALL CAP    DREYFUS      GROWTH    COMMUNICATIO   CARE
                                                        VALUE        STOCK       STOCK     SECURITIES  SECURITIES  SECURITIES
                                                      PORTFOLIO   INDEX FUND  INDEX FUND      FUND        FUND        FUND
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                      $151          11         117            -       7,472           -
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           62          28         134            3       5,354         581
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                         89        (17)        (17)          (3)       2,118       (581)

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -           -           -            -           -           -
    Realized gains (losses) on sales of
    investments, net                                        (111)        (46)       (396)        (364)   (220,490)    (29,860)
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net        (111)        (46)       (396)        (364)   (220,490)    (29,860)

    Net change in unrealized appreciation
         (depreciation) on investments                      (297)          15       (732)        (232)   (135,781)       (756)
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                        (408)        (31)     (1,128)        (596)   (356,271)    (30,616)
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from                 $(319)        (48)     (1,145)        (599)   (354,153)    (31,197)
operations
                                                     --------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       FRANKLIN                             FRANKLIN                FRANKLIN
                                                      GROWTH AND               FRANKLIN    LARGE CAP                 NATURAL
                                                        INCOME     FRANKLIN     INCOME       GROWTH     FRANKLIN    RESOURCES
                                                      SECURITIES     HIGH     SECURITIES   SECURITIES     MONEY    SECURITIES
                                                         FUND     INCOME FUND    FUND         FUND     MARKET FUND    FUND
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                   $95,625     184,872     105,023        7,535      13,599       5,664
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                       20,712       8,016       8,170        6,362       7,670       1,103
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                     74,913     176,856      96,853        1,173       5,929       4,561

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                 190,063           -      21,986            -           -           -
    Realized gains (losses) on sales of
    investments, net                                    (152,235)   (144,112)    (29,286)     (36,549)           -      44,475
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net       37,828   (144,112)     (7,300)     (36,549)           -      44,475

    Net change in unrealized appreciation
         (depreciation) on investments                  (681,990)   (164,111)    (97,718)    (217,830)           -     (5,512)
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                    (644,162)   (308,223)   (105,018)    (254,379)           -      38,963
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from             $(569,249)   (131,367)     (8,165)    (253,206)       5,929      43,524
operations
                                                     --------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                   FRANKLIN                             FRANKLIN
                                                                    RISING                              SMALL CAP   FRANKLIN
                                                       FRANKLIN    DIVIDENDS   FRANKLIN     FRANKLIN      VALUE    TECHNOLOGY
                                                     REAL ESTATE  SECURITIES    S&P 500    SMALL CAP   SECURITIES  SECURITIES
                       FUND FUND INDEX FUND FUND FUND FUND
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                   $18,546      15,603       5,463        6,090         368           -
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        4,878       9,399       2,517        8,423         629           -
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                     13,668       6,204       2,946      (2,333)       (261)           -

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -      23,921           -            -       2,231           -
    Realized gains (losses) on sales of
    investments, net                                       11,457      23,928   (127,311)    (125,496)       (374)     (8,953)
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net       11,457      47,849   (127,311)    (125,496)       1,857     (8,953)

    Net change in unrealized appreciation
         (depreciation) on investments                   (15,415)    (69,055)      18,656    (350,032)    (14,201)       3,215
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                      (3,958)    (21,206)   (108,655)    (475,528)    (12,344)     (5,738)
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from                 $9,710    (15,002)   (105,709)    (477,861)    (12,605)     (5,738)
operations
                                                     --------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       FRANKLIN    FRANKLIN    FRANKLIN                  MUTUAL      MUTUAL
                                                         U.S.        ZERO        ZERO       JENNISON    DISCOVERY    SHARES
                                                      GOVERNMENT    COUPON      COUPON    20/20 FOCUS  SECURITIES  SECURITIES
                                                         FUND      FUND 2005   FUND 2010   PORTFOLIO      FUND        FUND
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                   $67,498      25,221      29,358            -       8,925      10,873
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        8,634       3,201       3,968           28       4,101       7,773
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                     58,864      22,020      25,390         (28)       4,824       3,100

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -       3,055      20,589            -      10,481      24,878
    Realized gains (losses) on sales of
    investments, net                                        3,774       1,469         751            8    (16,262)     (4,685)
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net        3,774       4,524      21,340            8     (5,781)      20,193

    Net change in unrealized appreciation
         (depreciation) on investments                     36,789      10,514      45,088         (41)    (58,308)   (175,106)
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                       40,563      15,038      66,428         (33)    (64,089)   (154,913)
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from                $99,427      37,058      91,818         (61)    (59,265)   (151,813)
operations
                                                     --------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                              OPPENHEIMER
                                                                                 MAIN
                                                     OPPENHEIMER  OPPENHEIMER   STREET                  PIMCO VIT   PIMCO VIT
                                                        GLOBAL       HIGH      GROWTH &    PIMCO VIT   STOCKSPLUS     TOTAL
                                                      SECURITIES    INCOME      INCOME     HIGH YIELD  GROWTH AND    RETURN
                                                       FUND/VA      FUND/VA     FUND/VA    PORTFOLIO     INCOME     PORTFOLIO
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                        $5           -           1          706         328       8,069
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          109          15          48          101         119       1,484
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                      (104)        (15)        (47)          605         209       6,585

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -           -           -            -           -       7,895
    Realized gains (losses) on sales of
    investments, net                                        (172)        (30)        (96)        (139)       (718)         143
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net        (172)        (30)        (96)        (139)       (718)       8,038

    Net change in unrealized appreciation
         (depreciation) on investments                    (1,117)          41       (541)        (363)     (1,724)       8,256
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                      (1,289)          11       (637)        (502)     (2,442)      16,294
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from               $(1,393)         (4)       (684)          103     (2,233)      22,879
operations
                                                     --------------------------------------------------------------------------


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                               SP
                                                                                  SP       STRATEGIC                TEMPLETON
                                                       SELIGMAN    SELIGMAN    JENNISON   L PARTNERS    TEMPLETON  DEVELOPING
                                                        GLOBAL     SMALL-CAP  INTERNATIONA  FOCUSED       ASSET      MARKETS
                                                      TECHNOLOGY     VALUE      GROWTH       GROWTH     STRATEGY   SECURITIES
                                                      PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO      FUND        FUND
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                       $ -           -           -            -       2,596       8,400
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           29         105           8           10       1,107       3,614
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                       (29)       (105)         (8)         (10)       1,489       4,786

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -         319           -            -           -           -
    Realized gains (losses) on sales of
    investments, net                                        (251)       (224)        (45)         (23)    (17,525)    (44,426)
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net        (251)          95        (45)         (23)    (17,525)    (44,426)

    Net change in unrealized appreciation
         (depreciation) on investments                      (550)     (1,205)        (89)        (419)      11,404      37,965
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                        (801)     (1,110)       (134)        (442)     (6,121)     (6,461)
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from                 $(830)     (1,215)       (142)        (452)     (4,632)     (1,675)
operations
                                                     --------------------------------------------------------------------------


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                   TEMPLETON               TEMPLETON
                                                      TEMPLETON     GLOBAL     TEMPLETON  INTERNATIONAL
                                                       FOREIGN      INCOME      GROWTH      SMALLER     USAZ AIM    USAZ AIM
                                                      SECURITIES  SECURITIES  SECURITIES   COMPANIES      BASIC     BLUE CHIP
                                                         FUND        FUND        FUND         FUND     VALUE FUND     FUND
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                   $27,785       1,331      56,027          679          17           2
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                       10,412         963      16,202          187          59          13
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                     17,373         368      39,825          492        (42)        (11)

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -           -      51,445          565           -           -
    Realized gains (losses) on sales of
    investments, net                                    (229,413)       1,328   (120,050)        6,219       (116)         (7)
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net    (229,413)       1,328    (68,605)        6,784       (116)         (7)

    Net change in unrealized appreciation
         (depreciation) on investments                  (104,137)      19,752   (458,437)          585       (398)       (256)
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                    (333,550)      21,080   (527,042)        7,369       (514)       (263)
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from             $(316,177)      21,448   (487,217)        7,861       (556)       (274)
operations
                                                     --------------------------------------------------------------------------




 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                              USAZ        USAZ        USAZ
                                                       USAZ AIM                             ALLIANCE    ALLIANCE    ALLIANCE
                                                         DENT      USAZ AIM                 CAPITAL      CAPITAL     CAPITAL
                                                     DEMOGRAPHIC  INTERNATIONAUSAZ ALGER   GROWTH AND   LARGE CAP  TECHNOLOGY
                                                     TRENDS FUND  EQUITY FUND GROWTH FUND INCOME FUND  GROWTH FUND    FUND
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                        $-           -           -          295           -           -
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            2           9       1,504          379          58          41
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                        (2)         (9)     (1,504)         (84)        (58)        (41)

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -           -           -           29           7           -
    Realized gains (losses) on sales of
    investments, net                                          (1)        (27)     (6,671)        (803)        (91)       (101)
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net          (1)        (27)     (6,671)        (774)        (84)       (101)

    Net change in unrealized appreciation
         (depreciation) on investments                       (28)        (40)         543      (8,857)     (2,347)       (355)
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                         (29)        (67)     (6,128)      (9,631)     (2,431)       (456)
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from                  $(31)        (76)     (7,632)      (9,715)     (2,489)       (497)
operations
                                                     --------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                      USAZ
                                                                     USAZ                                           TEMPLETON
                                                                  OPPENHEIMER USAZ PIMCO   USAZ PIMCO               DEVELOPED
                                                      USAZ MONEY   EMERGING   GROWTH AND  RENAISSANCE  USAZ PIMCO    MARKETS
                                                     MARKET FUND  GROWTH FUND INCOME FUND     FUND     VALUE FUND     FUND
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                    $1,549           -         175           47         153           2
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        2,178           7          90          607         212           3
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                      (629)         (7)          85        (560)        (59)         (1)

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -           -           -          121         159           -
    Realized gains (losses) on sales of
    investments, net                                            -           1       (101)      (1,737)     (1,070)        (13)
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net            -           1       (101)      (1,616)       (911)        (13)

    Net change in unrealized appreciation
         (depreciation) on investments                          -          48     (2,157)     (30,952)     (8,049)        (13)
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                            -          49     (2,258)     (32,568)     (8,960)        (26)
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from                 $(629)          42     (2,173)     (33,128)     (9,019)        (27)
operations
                                                     --------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       USAZ VAN    USAZ VAN    USAZ VAN     USAZ VAN               VAN KAMPEN
                                                        KAMPEN      KAMPEN      KAMPEN       KAMPEN     USAZ VAN    EMERGING
                                                      AGGRESSIVE   COMSTOCK    EMERGING    GROWTH AND    KAMPEN      GROWTH
                                                     GROWTH FUND     FUND     GROWTH FUND INCOME FUND  GROWTH FUND  PORTFOLIO
                                                     --------------------------------------------------------------------------
Investment Income:
    Dividends reinvested in fund shares                       $ -         349           -           93           -           6
                                                     --------------------------------------------------------------------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           51         176         106           74       4,809         355
                                                     --------------------------------------------------------------------------
         Investment income (loss), net                       (51)         173       (106)           19     (4,809)       (349)

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -         122           -            -           -           -
    Realized gains (losses) on sales of
    investments, net                                        (224)     (1,184)       (186)         (68)     (1,331)     (2,502)
                                                     --------------------------------------------------------------------------
         Realized gains (losses) on investments, net        (224)     (1,062)       (186)         (68)     (1,331)     (2,502)

    Net change in unrealized appreciation
         (depreciation) on investments                    (4,136)     (7,536)     (6,180)        (262)     (1,454)       (759)
                                                     --------------------------------------------------------------------------
         Total realized gains (losses) & unrealized
         appreciation (depreciation) on
    investments, net                                      (4,360)     (8,598)     (6,366)        (330)     (2,785)     (3,261)
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets from               $(4,411)     (8,425)     (6,472)        (311)     (7,594)     (3,610)
operations
                                                     --------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      TOTAL ALL
                                                        FUNDS
                                                     -------------
Investment Income:
    Dividends reinvested in fund shares                  $717,762
                                                     -------------

Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                      160,462
                                                     -------------
         Investment income (loss), net                    557,300

Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:                 -
    Realized capital gain distributions on mutual
    funds                                                 359,909
    Realized gains (losses) on sales of
    investments, net                                  (1,381,876)
                                                     -------------
         Realized gains (losses) on investments, net  (1,021,967)
                                                                -
    Net change in unrealized appreciation
         (depreciation) on investments (2,405,393)
                                                     -------------
         Total realized gains (losses) & unrealized             -
         appreciation (depreciation) on
    investments, net                                  (3,427,360)
                                                     -------------
                                                     -------------
Net increase (decrease) in net assets from           $(2,870,060)
operations
                                                     -------------


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      AIM V.I. CAPITAL                                AIM V.I. INTERNATIONAL
                                                      APPRECIATION FUND      AIM V.I. GROWTH FUND           GROWTH FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                         $(39)           -       (514)       (243)          (11)            -
    Realized gains (losses) on investments, net            (77)           -    (80,430)    (45,716)         (121)            -
    Net change in unrealized appreciation
        (depreciation) on investments                   (1,120)           -      50,008    (56,666)          (35)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                             (1,236)           -    (30,936)   (102,625)         (167)            -
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                     3,111           -           -      34,793         3,350            -
    Transfers between funds                               3,010           -    (62,169)    (28,214)       (2,568)            -
    Surrenders and terminations                               -           -     (3,977)     (1,400)          (12)            -
    Rescissions                                               -           -           -           -             -            -
    Policy loan transactions                                  -           -     (1,062)     (5,284)         (118)            -
    Other transactions (note 2)                           (695)           -     (9,155)    (16,520)         (326)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                       5,426           -    (76,363)    (16,625)           326            -
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                         4,190           -   (107,299)   (119,250)           159            -
Net assets at beginning of period                             -           -     161,841     281,091             -            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                              $4,190           -      54,542     161,841           159            -
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      AIM V.I. PREMIER       ALGER AMERICAN GROWTH   ALGER AMERICAN LEVERAGED
                                                         EQUITY FUND               PORTFOLIO             ALLCAP PORTFOLIO
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                          $(4)           -       (689)       (625)         (499)        (728)
    Realized gains (losses) on investments, net            (45)           -    (44,067)    (15,490)      (21,519)      (4,962)
    Net change in unrealized appreciation
        (depreciation) on investments                      (83)           -     (2,799)    (20,451)      (14,125)     (18,707)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                               (132)           -    (47,555)    (36,566)      (36,143)     (24,397)
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                       235           -           -      10,299             -        9,445
    Transfers between funds                                 399           -    (26,559)    (37,272)       (8,306)        1,782
    Surrenders and terminations                            (14)           -     (1,145)         217         (630)        (484)
    Rescissions                                               -           -           -           -             -            -
    Policy loan transactions                               (57)           -     (2,231)     (2,754)       (2,493)        (130)
    Other transactions (note 2)                           (201)           -     (6,831)    (12,537)       (8,957)     (13,257)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                         362           -    (36,766)    (42,047)      (20,386)      (2,644)
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                           230           -    (84,321)    (78,613)      (56,529)     (27,040)
Net assets at beginning of period                             -           -     152,509     231,121       116,718      143,758
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                                $230           -      68,188     152,509        60,189      116,718
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    ALGER AMERICAN MIDCAP    AZOA VIP DIVERSIFIED      AZOA VIP FIXED INCOME
                                                      GROWTH PORTFOLIO            ASSETS FUND                  FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                         $(15)           -     (1,395)         612           864           51
    Realized gains (losses) on investments, net            (82)           -       (307)     (2,916)           105            -
    Net change in unrealized appreciation
        (depreciation) on investments                     (807)           -          29         473           157        (157)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                               (904)           -     (1,673)     (1,831)         1,126        (107)
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                     3,387           -       3,245       1,584           148            -
    Transfers between funds                                 557           -     (2,650)    (23,793)       (9,772)        9,290
    Surrenders and terminations                             (4)           -        (51)       (650)          (29)            -
    Rescissions                                               -           -           -           -             -            -
    Policy loan transactions                               (69)           -          13        (34)          (50)            -
    Other transactions (note 2)                           (602)           -       (574)       (985)         (593)         (13)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                       3,269           -        (17)    (23,878)      (10,296)        9,277
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                         2,365           -     (1,690)    (25,709)       (9,170)        9,170
Net assets at beginning of period                             -           -       1,690      27,400         9,170            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                              $2,365           -           -       1,690             -        9,170
                                                   ----------------------------------------------------------------------------


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       AZOA VIP GLOBAL                                  DAVIS VA FINANCIAL
                                                     OPPORTUNITIES FUND      AZOA VIP GROWTH FUND            PORTFOLIO
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                          $(1)           -          11       (117)          (45)            -
    Realized gains (losses) on investments, net           (129)           -       (793)        (11)          (38)            -
    Net change in unrealized appreciation
        (depreciation) on investments                       (1)           1        (14)          14             4            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                               (131)           1       (796)       (114)          (79)            -
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                       197          45       1,414       1,030         2,128            -
    Transfers between funds                                (36)           -     (2,461)       2,482         2,877            -
    Surrenders and terminations                               -           -           -           -             -            -
    Rescissions                                               -           -           -           -          (70)            -
    Policy loan transactions                                  -           -       (410)           -             -            -
    Other transactions (note 2)                            (75)         (1)       (641)       (504)       (1,126)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                          86          44     (2,098)       3,008         3,809            -
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                          (45)          45     (2,894)       2,894         3,730            -
Net assets at beginning of period                            45           -       2,894           -             -            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                                  $-          45           -       2,894         3,730            -
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       DAVIS VA VALUE       DREYFUS SMALL CAP STOCK
                                                          PORTFOLIO               INDEX FUND         DREYFUS STOCK INDEX FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                           $89           -        (17)           -          (17)            -
    Realized gains (losses) on investments, net           (111)           -        (46)           -         (396)            -
    Net change in unrealized appreciation
        (depreciation) on investments                     (297)           -          15           -         (732)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                               (319)           -        (48)           -       (1,145)            -
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                    10,301           -       2,657           -         6,647            -
    Transfers between funds                              14,621           -      12,172           -        17,306            -
    Surrenders and terminations                            (24)           -           -           -             -            -
    Rescissions                                           (179)           -        (37)           -             -            -
    Policy loan transactions                               (56)           -           -           -             -            -
    Other transactions (note 2)                         (5,117)           -     (1,991)           -       (5,574)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                      19,546           -      12,801           -        18,379            -
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                        19,227           -      12,753           -        17,234            -
Net assets at beginning of period                             -           -           -           -             -            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                             $19,227           -      12,753           -        17,234            -
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                FRANKLIN GLOBAL
                                                     FRANKLIN AGGRESSIVE        COMMUNICATIONS        FRANKLIN GLOBAL HEALTH
                                                   GROWTH SECURITIES FUND       SECURITIES FUND        CARE SECURITIES FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                          $(3)        (12)       2,118     (4,396)         (581)      (1,157)
    Realized gains (losses) on investments, net           (364)       (129)   (220,490)      88,952      (29,860)       30,680
    Net change in unrealized appreciation
        (depreciation) on investments                     (232)          15   (135,781)   (558,445)         (756)     (52,902)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                               (599)       (126)   (354,153)   (473,889)      (31,197)     (23,378)
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                         -       1,621     104,182     113,769             -       10,953
    Transfers between funds                                  18       1,380    (67,431)   (118,418)     (242,882)      103,081
    Surrenders and terminations                            (37)           -     (9,204)    (45,519)           128      (4,518)
    Rescissions                                               -           -        (48)           -             -            -
    Policy loan transactions                               (33)        (38)    (16,301)    (16,188)       (1,829)           26
    Other transactions (note 2)                           (266)     (1,195)    (53,595)    (65,786)       (1,742)     (11,271)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           From policy transactions                       (318)       1,768    (42,397)   (132,142)     (246,325)       98,271
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                         (917)       1,642   (396,550)   (606,031)     (277,522)       74,893
Net assets at beginning of period                         1,753         110   1,048,989   1,655,019       277,522      202,629
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                                $836       1,753     652,439   1,048,989             -      277,522
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     FRANKLIN GROWTH AND                                  FRANKLIN INCOME
                                                   INCOME SECURITIES FUND  FRANKLIN HIGH INCOME FUND      SECURITIES FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                       $74,913    (11,922)     176,856     188,765        96,853       74,625
    Realized gains (losses) on investments, net          37,828     270,405   (144,112)    (40,705)       (7,300)       59,368
    Net change in unrealized appreciation
        (depreciation) on investments                 (681,990)   (345,499)   (164,111)   (104,783)      (97,718)    (131,841)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            From operations                           (569,249)    (87,016)   (131,367)      43,277       (8,165)        2,153
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                   290,890     296,517      24,145      25,192        97,479      105,545
    Transfers between funds                             236,501      69,809     (3,459)    (27,738)        72,213       29,150
    Surrenders and terminations                       (141,501)    (98,622)     (5,945)    (36,868)      (41,380)     (80,396)
    Rescissions                                           (194)           -           -           -          (90)            -
    Policy loan transactions                           (52,311)    (48,420)    (21,014)     (4,530)      (24,364)     (26,734)
    Other transactions (note 2)                       (228,765)   (195,750)    (30,239)    (28,749)      (80,937)     (71,482)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                     104,620      23,534    (36,512)    (72,693)        22,921     (43,917)
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                     (464,629)    (63,483)   (167,879)    (29,416)        14,756     (41,765)
Net assets at beginning of period                     3,163,167   3,226,650   1,150,285   1,179,701     1,135,901    1,177,665
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                          $2,698,538   3,163,167     982,406   1,150,285     1,150,657    1,135,901
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     FRANKLIN LARGE CAP      FRANKLIN MONEY MARKET       FRANKLIN NATURAL
                                                   GROWTH SECURITIES FUND            FUND            RESOURCES SECURITIES FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                        $1,173       (937)       5,929      36,741         4,561        2,061
    Realized gains (losses) on investments, net        (36,549)     233,971           -           -        44,475        4,244
    Net change in unrealized appreciation
        (depreciation) on investments                 (217,830)   (374,721)           -           -       (5,512)     (99,346)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                           (253,206)   (141,687)       5,929      36,741        43,524     (93,041)
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                    47,404      36,910           -      49,655             -        9,180
    Transfers between funds                             140,923    (61,309)   (107,400)   (205,593)     (437,730)      121,521
    Surrenders and terminations                         (2,457)   (122,606)       (263)    (26,435)         (473)      (9,732)
    Rescissions                                           (408)           -           -           -             -            -
    Policy loan transactions                           (15,814)          87    (18,525)     (4,558)       (2,869)      (1,024)
    Other transactions (note 2)                        (36,722)    (40,542)    (14,199)    (33,005)       (1,399)     (12,018)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                     132,926   (187,461)   (140,387)   (219,937)     (442,471)      107,927
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                     (120,280)   (329,147)   (134,458)   (183,196)     (398,947)       14,886
Net assets at beginning of period                       918,227   1,247,375   1,116,997   1,300,193       398,947      384,061
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                            $797,947     918,227     982,539   1,116,997             -      398,947
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    FRANKLIN REAL ESTATE        FRANKLIN RISING       FRANKLIN S&P 500 INDEX
                                                            FUND           DIVIDENDS SECURITIES FUND           FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                       $13,668      20,913       6,204     (9,289)         2,946        1,420
    Realized gains (losses) on investments, net          11,457      16,398      47,849      69,760     (127,311)     (11,666)
    Net change in unrealized appreciation
        (depreciation) on investments                  (15,415)       9,509    (69,055)      87,424        18,656     (61,980)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                               9,710      46,819    (15,002)     147,895     (105,709)     (72,226)
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                    66,753      56,164     113,476     107,527        16,254       38,489
    Transfers between funds                              22,192    (41,811)     311,680      47,044     (225,721)       38,627
    Surrenders and terminations                        (21,032)    (18,918)    (28,845)    (41,127)       (7,239)        (929)
    Rescissions                                           (383)           -       (287)           -             -            -
    Policy loan transactions                           (10,685)     (6,338)    (22,562)     (5,199)       (8,276)     (13,257)
    Other transactions (note 2)                        (63,131)    (44,707)    (86,923)    (80,029)      (20,752)     (32,788)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                     (6,286)    (55,609)     286,539      28,217     (245,734)       30,142
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                         3,424     (8,790)     271,537     176,111     (351,443)     (42,084)
Net assets at beginning of period                       647,783     656,574   1,271,595   1,095,484       508,957      551,041
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                            $651,207     647,783   1,543,132   1,271,595       157,514      508,957
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                           FRANKLIN SMALL CAP VALUE     FRANKLIN TECHNOLOGY
                                                   FRANKLIN SMALL CAP FUND      SECURITIES FUND           SECURITIES FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                      $(2,333)       (865)       (261)        (46)             -        (119)
    Realized gains (losses) on investments, net       (125,496)    (26,352)       1,857         283       (8,953)      (1,816)
    Net change in unrealized appreciation
        (depreciation) on investments                 (350,032)   (243,016)    (14,201)       2,906         3,215      (2,799)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                           (477,861)   (270,233)    (12,605)       3,144       (5,738)      (4,734)
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                   147,513     151,076      40,979      15,124             -        6,384
    Transfers between funds                             127,775    (72,608)      49,864      21,541       (1,341)        9,650
    Surrenders and terminations                        (50,392)     (9,726)       (671)     (4,283)             -            -
    Rescissions                                           (516)           -       (155)           -             -            -
    Policy loan transactions                           (41,550)    (10,225)       (318)           -       (5,259)      (1,010)
    Other transactions (note 2)                        (81,079)    (94,457)     (9,362)     (1,468)       (1,722)      (3,420)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                     101,751    (35,940)      80,337      30,914       (8,322)       11,603
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                     (376,110)   (306,173)      67,732      34,058      (14,060)        6,869
Net assets at beginning of period                     1,453,668   1,759,841      39,112       5,054        16,415        9,545
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                          $1,077,558   1,453,668     106,844      39,112         2,355       16,415
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                        FRANKLIN U.S.        FRANKLIN ZERO COUPON      FRANKLIN ZERO COUPON
                                                       GOVERNMENT FUND             FUND 2005                 FUND 2010
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                       $58,864      69,701      22,020      21,090        25,390       29,365
    Realized gains (losses) on investments, net           3,774       6,599       4,524      16,510        21,340       22,396
    Net change in unrealized appreciation
        (depreciation) on investments                    36,789     (5,141)      10,514     (9,623)        45,088     (29,926)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                              99,427      71,160      37,058      27,976        91,818       21,834
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                    41,355      26,452       4,094         375         2,159          375
    Transfers between funds                              16,800    (17,536)      10,123      44,590         9,476        2,422
    Surrenders and terminations                         (2,564)    (70,299)           -    (56,634)         (241)            -
    Rescissions                                           (512)           -        (40)           -          (76)            -
    Policy loan transactions                           (15,356)     (2,043)     (4,612)           -       (7,136)        (238)
    Other transactions (note 2)                        (27,050)    (28,765)     (2,589)     (4,321)       (2,544)      (7,032)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                      12,673    (92,191)       6,976    (15,989)         1,638      (4,473)
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                       112,100    (21,031)      44,034      11,986        93,456       17,361
Net assets at beginning of period                     1,070,362   1,091,393     399,072     387,085       471,837      454,476
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                          $1,182,462   1,070,362     443,106     399,072       565,293      471,837
                                                   ----------------------------------------------------------------------------


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    JENNISON 20/20 FOCUS       MUTUAL DISCOVERY      MUTUAL SHARES SECURITIES
                                                          PORTFOLIO             SECURITIES FUND                FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                         $(28)           -       4,824       7,289         3,100       13,165
    Realized gains (losses) on investments, net               8           -     (5,781)      72,111        20,193       75,236
    Net change in unrealized appreciation
        (depreciation) on investments                      (41)           -    (58,308)    (82,598)     (175,106)     (21,949)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                                (61)           -    (59,265)     (3,198)     (151,813)       66,452
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                       610           -      11,155       4,022        66,999       68,708
    Transfers between funds                               6,863           -    (72,011)      14,809       (2,332)       41,743
    Surrenders and terminations                            (24)           -       (326)        (45)      (36,825)      (5,697)
    Rescissions                                               -           -       (153)           -          (26)            -
    Policy loan transactions                                  -           -    (10,929)       (274)      (25,216)      (6,800)
    Other transactions (note 2)                         (1,060)           -     (4,777)    (12,210)      (51,638)     (52,331)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                       6,389           -    (77,041)       6,302      (49,038)       45,622
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                         6,328           -   (136,306)       3,104     (200,851)      112,074
Net assets at beginning of period                             -           -     550,900     547,795     1,156,187    1,044,113
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                              $6,328           -     414,594     550,900       955,336    1,156,187
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     OPPENHEIMER GLOBAL     OPPENHEIMER HIGH INCOME   OPPENHEIMER MAIN STREET
                                                     SECURITIES FUND/VA             FUND/VA           GROWTH & INCOME FUND/VA
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                        $(104)           -        (15)           -          (47)            -
    Realized gains (losses) on investments, net           (172)           -        (30)           -          (96)            -
    Net change in unrealized appreciation
        (depreciation) on investments                   (1,117)           -          41           -         (541)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                             (1,393)           -         (4)           -         (684)            -
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                     6,614           -       3,747           -         9,794            -
    Transfers between funds                              20,209           -       1,265           -        14,344            -
    Surrenders and terminations                            (24)           -           -           -          (19)            -
    Rescissions                                           (310)           -       (138)           -         (674)            -
    Policy loan transactions                                  -           -         (4)           -             -            -
    Other transactions (note 2)                         (5,456)           -     (1,291)           -       (4,794)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                      21,033           -       3,579           -        18,651            -
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                        19,640           -       3,575           -        17,967            -
Net assets at beginning of period                             -           -           -           -             -            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                             $19,640           -       3,575           -        17,967            -
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    PIMCO VIT HIGH YIELD     PIMCO VIT STOCKSPLUS     PIMCO VIT TOTAL RETURN
                                                          PORTFOLIO            GROWTH AND INCOME             PORTFOLIO
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                          $605          41         209          28         6,585           61
    Realized gains (losses) on investments, net           (139)           -       (718)           1         8,038          292
    Net change in unrealized appreciation
        (depreciation) on investments                     (363)          14     (1,724)          25         8,256        (609)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                                 103          54     (2,233)          53        22,879        (256)
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                    11,424         108      10,776         166        34,108        2,553
    Transfers between funds                               5,567       3,680      10,876       2,812       608,400       13,315
    Surrenders and terminations                               -           -           -           -       (4,965)            6
    Rescissions                                           (368)           -           -           -         (366)            -
    Policy loan transactions                              (432)           -         101           -       (7,271)            4
    Other transactions (note 2)                         (4,468)        (52)     (3,950)        (57)      (17,311)        (170)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                      11,723       3,736      17,803       2,921       612,595       15,708
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                        11,826       3,790      15,570       2,974       635,474       15,452
Net assets at beginning of period                         3,790           -       2,974           -        15,452            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                             $15,616       3,790      18,544       2,974       650,926       15,452
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                            SP JENNISON
                                                       SELIGMAN GLOBAL     SELIGMAN SMALL-CAP VALUE    INTERNATIONAL GROWTH
                                                    TECHNOLOGY PORTFOLIO           PORTFOLIO                 PORTFOLIO
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                         $(29)           -       (105)           -           (8)            -
    Realized gains (losses) on investments, net           (251)           -          95           -          (45)            -
    Net change in unrealized appreciation
        (depreciation) on investments                     (550)           -     (1,205)           -          (89)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                               (830)           -     (1,215)           -         (142)            -
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                       486           -      15,279           -         2,518            -
    Transfers between funds                               3,047           -      17,351           -         1,263            -
    Surrenders and terminations                               -           -        (28)           -             -            -
    Rescissions                                               -           -       (903)           -          (30)            -
    Policy loan transactions                               (52)           -        (93)           -             -            -
    Other transactions (note 2)                         (1,035)           -     (5,393)           -       (1,450)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                       2,446           -      26,213           -         2,301            -
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                         1,616           -      24,998           -         2,159            -
Net assets at beginning of period                             -           -           -           -             -            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                              $1,616           -      24,998           -         2,159            -
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                              SP STRATEGIC PARTNERS
                                                       FOCUSED GROWTH      TEMPLETON ASSET STRATEGY    TEMPLETON DEVELOPING
                                                          PORTFOLIO                  FUND             MARKETS SECURITIES FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                         $(10)         (1)       1,489       1,790         4,786        2,345
    Realized gains (losses) on investments, net            (23)           -    (17,525)      19,785      (44,426)     (28,015)
    Net change in unrealized appreciation
        (depreciation) on investments                     (419)          18      11,404    (46,590)        37,965     (26,659)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                               (452)          17     (4,632)    (25,015)       (1,675)     (52,328)
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                     1,199         207           -       1,550        86,048       98,855
    Transfers between funds                               1,500         189    (87,111)         346      (62,855)      (7,001)
    Surrenders and terminations                               -           2       (111)       (370)      (45,439)     (22,872)
    Rescissions                                               -           -           -           -          (10)            -
    Policy loan transactions                                  -           -     (2,181)       (313)       (8,274)      (8,938)
    Other transactions (note 2)                           (360)        (15)       (790)     (4,835)      (44,516)     (42,443)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                       2,339         383    (90,193)     (3,622)      (75,046)       17,602
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                         1,887         400    (94,825)    (28,637)      (76,721)     (34,727)
Net assets at beginning of period                           400           -     213,558     242,194       531,377      566,104
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                              $2,287         400     118,733     213,558       454,656      531,377
                                                   ----------------------------------------------------------------------------


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      TEMPLETON FOREIGN     TEMPLETON GLOBAL INCOME      TEMPLETON GROWTH
                                                       SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                       $17,373      48,327         368       3,833        39,825       35,413
    Realized gains (losses) on investments, net       (229,413)     323,393       1,328       (976)      (68,605)      400,185
    Net change in unrealized appreciation
        (depreciation) on investments                 (104,137)   (707,778)      19,752       (222)     (458,437)    (487,606)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                           (316,177)   (336,058)      21,448       2,635     (487,217)     (52,008)
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                   223,728     248,691           -      25,257       246,141      250,623
    Transfers between funds                           (153,990)     204,797    (13,697)    (25,764)         5,339      (4,994)
    Surrenders and terminations                        (70,523)    (63,269)     (7,004)     (7,758)      (70,691)     (73,897)
    Rescissions                                         (1,096)           -           -           -          (10)            -
    Policy loan transactions                           (28,489)    (34,842)     (1,826)     (1,963)      (43,040)     (53,286)
    Other transactions (note 2)                       (135,126)   (144,635)     (9,710)    (13,801)     (165,798)    (173,497)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                   (165,496)     210,741    (32,237)    (24,029)      (28,059)     (55,051)
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                     (481,673)   (125,317)    (10,789)    (21,394)     (515,276)    (107,060)
Net assets at beginning of period                     1,810,394   1,935,711     129,787     151,181     2,597,257    2,704,317
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                          $1,328,721   1,810,394     118,998     129,787     2,081,981    2,597,257
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                    TEMPLETON
                                                    INTERNATIONAL SMALLER  TEMPLETON PACIFIC GROWTH
                                                       COMPANIES FUND             SECURITIES         USAZ AIM BASIC VALUE FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                          $492         831           -       7,191          (42)            -
    Realized gains (losses) on investments, net           6,784       (238)           -   (129,292)         (116)            -
    Net change in unrealized appreciation
        (depreciation) on investments                       585       1,222           -      94,253         (398)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                               7,861       1,814           -    (27,848)         (556)            -
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                         -       5,377           -      11,838         2,978            -
    Transfers between funds                            (75,267)      30,634           -   (264,672)        21,053            -
    Surrenders and terminations                               -        (22)           -     (4,465)           (9)            -
    Rescissions                                               -           -           -           -         (213)            -
    Policy loan transactions                              (421)           -           -         (1)             -            -
    Other transactions (note 2)                           (261)     (1,622)           -     (7,366)       (2,739)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                    (75,949)      34,367           -   (264,666)        21,070            -
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                      (68,088)      36,181           -   (292,514)        20,514            -
Net assets at beginning of period                        68,088      31,907           -     292,514             -            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                                 $ -      68,088           -           -        20,514            -
                                                   ----------------------------------------------------------------------------


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                 USAZ AIM DENT        USAZ AIM INTERNATIONAL
                                                   USAZ AIM BLUE CHIP FUND  DEMOGRAPHIC TRENDS FUND         EQUITY FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                         $(11)           -         (2)           -           (9)            -
    Realized gains (losses) on investments, net             (7)           -         (1)           -          (27)            -
    Net change in unrealized appreciation
        (depreciation) on investments                     (256)           -        (28)           -          (40)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                               (274)           -        (31)           -          (76)            -
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                     4,039           -         679           -         4,215            -
    Transfers between funds                               6,935           -         127           -         3,782            -
    Surrenders and terminations                               -           -        (12)           -          (12)            -
    Rescissions                                            (88)           -           -           -         (116)            -
    Policy loan transactions                                  -           -           -           -             -            -
    Other transactions (note 2)                         (1,485)           -       (198)           -       (1,509)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                       9,401           -         596           -         6,360            -
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                         9,127           -         565           -         6,284            -
Net assets at beginning of period                             -           -           -           -             -            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                              $9,127           -         565           -         6,284            -
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                             USAZ ALLIANCE CAPITAL     USAZ ALLIANCE CAPITAL
                                                   USAZ ALGER GROWTH FUND   GROWTH AND INCOME FUND     LARGE CAP GROWTH FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                      $(1,504)        (97)        (84)           8          (58)          (5)
    Realized gains (losses) on investments, net         (6,671)        (15)       (774)           1          (84)            -
    Net change in unrealized appreciation
        (depreciation) on investments                       543       (545)     (8,857)         495       (2,347)          216
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                             (7,632)       (657)     (9,715)         504       (2,489)          211
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                     8,467       9,267      16,820       1,099         5,953          218
    Transfers between funds                            (14,285)      15,426      33,879      13,183         7,571        3,968
    Surrenders and terminations                             185         359        (58)           2          (63)            -
    Rescissions                                               -           -        (30)           -          (74)            -
    Policy loan transactions                              (945)        (56)     (1,651)           -         (106)           26
    Other transactions (note 2)                         (9,194)       (936)     (6,936)        (88)       (1,944)          (8)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                    (15,772)      24,060      42,024      14,197        11,337        4,204
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                      (23,404)      23,404      32,309      14,701         8,848        4,415
Net assets at beginning of period                        23,404           -      14,701           -         4,415            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                                 $ -      23,404      47,010      14,701        13,263        4,415
                                                   ----------------------------------------------------------------------------


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    USAZ ALLIANCE CAPITAL                                USAZ OPPENHEIMER
                                                       TECHNOLOGY FUND      USAZ MONEY MARKET FUND     EMERGING GROWTH FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                         $(41)           -       (629)           9           (7)            -
    Realized gains (losses) on investments, net           (101)           1           -           -             1            -
    Net change in unrealized appreciation
        (depreciation) on investments                     (355)           2           -           -            48            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                               (497)           3       (629)           9            42            -
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                     8,233         104     983,875      48,927           463            -
    Transfers between funds                               7,160          42   (458,524)       7,240         1,475            -
    Surrenders and terminations                           (103)           -     (3,622)       (168)             -            -
    Rescissions                                               -           -    (50,628)           -          (46)            -
    Policy loan transactions                                 29           -       1,578       (505)             -            -
    Other transactions (note 2)                         (3,947)        (24)   (153,533)     (1,710)         (643)            -
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                      11,372         122     319,146      53,784         1,249            -
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                        10,875         125     318,517      53,792         1,291            -
Net assets at beginning of period                           125           -      53,792           -             -            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                             $11,000         125     372,309      53,792         1,291            -
                                                   ----------------------------------------------------------------------------


 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    USAZ PIMCO GROWTH AND   USAZ PIMCO RENAISSANCE
                                                         INCOME FUND                 FUND              USAZ PIMCO VALUE FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                           $85           5       (560)        (24)          (59)         (10)
    Realized gains (losses) on investments, net           (101)           -     (1,616)           5         (911)            3
    Net change in unrealized appreciation
        (depreciation) on investments                   (2,157)          56    (30,952)       1,843       (8,049)          487
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                             (2,173)          61    (33,128)       1,824       (9,019)          479
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                     8,547         583      18,124       2,688        19,116        2,642
    Transfers between funds                              16,877       3,837     129,123      19,094        38,371        4,160
    Surrenders and terminations                           (169)           -     (2,640)           6         (311)            3
    Rescissions                                            (86)           -       (234)           -         (182)            -
    Policy loan transactions                              (163)           -     (5,237)           -       (1,749)            -
    Other transactions (note 2)                         (2,626)        (50)     (9,825)       (233)       (7,726)        (204)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                      22,380       4,370     129,311      21,555        47,519        6,601
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                        20,207       4,431      96,183      23,379        38,500        7,080
Net assets at beginning of period                         4,431           -      23,379           -         7,080            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                             $24,638       4,431     119,562      23,379        45,580        7,080
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       USAZ TEMPLETON           USAZ VAN KAMPEN      USAZ VAN KAMPEN COMSTOCK
                                                   DEVELOPED MARKETS FUND   AGGRESSIVE GROWTH FUND             FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                          $(1)           -        (51)         (2)           173           37
    Realized gains (losses) on investments, net            (13)           -       (224)         (9)       (1,062)          (8)
    Net change in unrealized appreciation
        (depreciation) on investments                      (13)           -     (4,136)       (215)       (7,536)          393
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                                (27)           -     (4,411)       (226)       (8,425)          422
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                       264           -       9,860         475        12,216        3,043
    Transfers between funds                               1,023           -      28,892       2,395        15,090       33,923
    Surrenders and terminations                               -           -           -           2             -            6
    Rescissions                                               -           -       (503)           -         (395)            -
    Policy loan transactions                                  -           -          28           -       (6,701)            -
    Other transactions (note 2)                           (240)           -     (4,546)       (174)       (6,029)        (577)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                       1,047           -      33,731       2,698        14,181       36,395
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                         1,020           -      29,320       2,472         5,756       36,817
Net assets at beginning of period                             -           -       2,472           -        36,817            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                              $1,020           -      31,792       2,472        42,573       36,817
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH    USAZ VAN KAMPEN GROWTH
                                                    EMERGING GROWTH FUND        AND INCOME FUND                FUND
                                                   ----------------------------------------------------------------------------
                                                       2002        2001        2002        2001         2002          2001
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                        $(106)        (20)          19       (104)       (4,809)          (7)
    Realized gains (losses) on investments, net           (186)         (4)        (68)         (1)       (1,331)            3
    Net change in unrealized appreciation
        (depreciation) on investments                   (6,180)        (69)       (262)           -       (1,454)          348
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
            from operations                             (6,472)        (94)       (311)       (105)       (7,594)          344
                                                   ----------------------------------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                    26,804       7,638       3,163           -         2,144        1,030
    Transfers between funds                              11,571         638      25,339         105         7,699        4,411
    Surrenders and terminations                             538         359           -           -             -            3
    Rescissions                                           (805)           -       (408)           -          (12)            -
    Policy loan transactions                                 17           -        (31)           -       (1,667)            -
    Other transactions (note 2)                         (4,991)       (595)     (1,993)           -       (1,138)         (69)
                                                   ----------------------------------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                      33,134       8,040      26,070         105         7,026        5,375
                                                   ----------------------------------------------------------------------------
Increase (decrease) in net assets                        26,662       7,946      25,759           -         (568)        5,719
Net assets at beginning of period                         7,946           -           -           -         5,719            -
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
Net assets at end of period                             $34,608       7,946      25,759           -         5,151        5,719
                                                   ----------------------------------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                               VAN KAMPEN EMERGING
                                                      GROWTH PORTFOLIO           TOTAL ALL FUNDS
                                                   -----------------------------------------------------
                                                       2002        2001         2002          2001
                                                   -----------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Investment income (loss), net                        $(349)        (39)       557,300       534,951
    Realized gains (losses) on investments, net         (2,502)        (28)   (1,021,967)     1,402,231
    Net change in unrealized appreciation
        (depreciation) on investments                     (759)       (930)   (2,405,393)   (3,292,063)
                                                   -----------------------------------------------------

         Net increase (decrease) in net assets
            from operations                             (3,610)       (996)   (2,870,060)   (1,354,880)
                                                   -----------------------------------------------------
Policy Transactions (note 5):
    Purchase payments                                       489       1,474     2,900,578     1,905,647
    Transfers between funds                             (2,074)      12,660      (42,113)         (944)
    Surrenders and terminations                               -           5     (560,257)     (806,738)
    Rescissions                                               -           -      (60,899)             -
    Policy loan transactions                            (3,498)           -     (423,570)     (254,843)
    Other transactions (note 2)                         (1,033)       (358)   (1,466,942)   (1,258,661)
                                                   -----------------------------------------------------

         Net increase (decrease) in net assets
    resulting
           from policy transactions                     (6,116)      13,781       346,797     (415,539)
                                                   -----------------------------------------------------
Increase (decrease) in net assets                       (9,726)      12,785   (2,523,263)   (1,770,419)
Net assets at beginning of period                        12,785           -    22,812,683    24,583,102
                                                   -----------------------------------------------------
                                                   -----------------------------------------------------
Net assets at end of period                              $3,059      12,785    20,289,420    22,812,683
                                                   -----------------------------------------------------

 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements



1.  ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC., and Van Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

PORTFOLIO                                             INVESTMENT ADVISER              SPECIALIST MANAGER \ ADVISER
AIM V.I. Capital Appreciation Fund                    AIM Advisors, Inc.               N\A
AIM V.I. Growth Fund                                  AIM Advisors, Inc.               N\A
AIM V.I. International Growth Fund                    AIM Advisors, Inc.               N\A
AIM V.I. Premier Equity Fund                          AIM Advisors, Inc.               N\A
Alger American Growth Portfolio                       Fred Alger Management, Inc.      N\A
Alger American Leveraged AllCap Portfolio             Fred Alger Management, Inc.      N\A
Alger American MidCap Growth Portfolio                Fred Alger Management, Inc.      N\A
Davis VA Financial Portfolio                          Davis Selected Advisers, LP      N\A
Davis VA Value Portfolio                              Davis Selected Advisers, LP      N\A
Dreyfus Small Cap Stock Index Fund*                   The Dreyfus Corporation          N\A
Dreyfus Stock Index Fund*                             The Dreyfus Corporation          N\A
Franklin Aggressive Growth Securities Fund*           Franklin Advisers, Inc.          N\A
Franklin Global Communications Securities Fund*       Franklin Advisers, Inc.          N\A
Franklin Growth and Income Securities Fund*           Franklin Advisers, Inc.          N\A
Franklin High Income Fund*                            Franklin Advisers, Inc.          N\A
Franklin Income Securities Fund*                      Franklin Advisers, Inc.          N\A
Franklin Large Cap Growth Securities Fund*            Franklin Advisers, Inc.          N\A
Franklin Money Market Fund*                           Franklin Advisers, Inc.          N\A
Franklin Real Estate Fund*                            Franklin Advisers, Inc.          N\A
Franklin Rising Dividends Securities Fund*            Franklin Advisory Services, LLC  N\A
Franklin S&P 500 Index Fund*                          Franklin Advisers, Inc.          N\A
Franklin Small Cap Fund*                              Franklin Advisers, Inc.          N\A
Franklin Small Cap Value Securities Fund*             Franklin Advisory Services, LLC  N\A
Franklin Technology Securities Fund*                  Franklin Advisers, Inc.          N\A
Franklin U.S. Government Fund*                        Franklin Advisers, Inc.          N\A
Franklin Zero Coupon Fund 2005                        Franklin Advisers, Inc.          N\A
Franklin Zero Coupon Fund 2010                        Franklin Advisers, Inc.          N\A
Jennison 20/20 Focus Portfolio                        Prudential Investments, LLC      N\A
Mutual Discovery Securities Fund*                     Franklin Mutual Advisers, LLC    N\A
Mutual Shares Securities Fund*                        Franklin Mutual Advisers, LLC    N\A
Oppenheimer Global Securities Fund/VA                 OppenheimerFunds, Inc.           N\A
Oppenheimer High Income Fund/VA                       OppenheimerFunds, Inc.           N\A
Oppenheimer Main Street Growth & Income Fund/VA       OppenheimerFunds, Inc.           N\A
PIMCO VIT High Yield Portfolio                        PIMCO                            N\A
PIMCO VIT StocksPLUS Growth and Income Portfolio      PIMCO                            N\A
PIMCO VIT Total Return Portfolio                      PIMCO                            N\A
Seligman Global Technology Portfolio                  J & W Seligman & Co.             N\A
                                                      Incorporated
Seligman Small-Cap Value Portfolio                    J & W Seligman & Co.             N\A
                                                      Incorporated
SP Jennison International Growth Portfolio            Prudential Investments, LLC      N\A

                                                    52



ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002

1.  ORGANIZATION (CONTINUED.)

PORTFOLIO                                             INVESTMENT ADVISER               SPECIALIST MANAGER \ ADVISER
SP Strategic Partners Focused Growth Portfolio        Prudential Investments, LLC    N\A
Templeton Asset Strategy Fund*                        Templeton Asset Management Ltd.N\A
Templeton Developing Markets Securities Fund*         Templeton Asset Management Ltd.N\A
Templeton Foreign Securities Fund*                    Templeton Investment Counsel,  N\A
                                                      LLC
Templeton Global Income Securities Fund*              Franklin Advisers, Inc.        N\A
Templeton Growth Securities Fund*                     Templeton Global Advisors      N\A
                                                      Limited
USAZ AIM Basic Value Fund*                            USAllianz Advisers, LLC        A I M Capital Management, Inc.
USAZ AIM Blue Chip Fund*                              USAllianz Advisers, LLC        A I M Capital Management, Inc.
USAZ AIM Dent Demographic Trends Fund*                USAllianz Advisers, LLC        A I M Capital Management, Inc.
USAZ AIM International Equity Fund*                   USAllianz Advisers, LLC        A I M Capital Management, Inc.
USAZ Alliance Capital Growth and Income Fund*         USAllianz Advisers, LLC        Alliance Capital Management L.P.
USAZ Alliance Capital Large Cap Growth Fund*          USAllianz Advisers, LLC        Alliance Capital Management L.P.
USAZ Alliance Capital Technology Fund*                USAllianz Advisers, LLC        Alliance Capital Management L.P.
USAZ Money Market Fund*                               USAllianz Advisers, LLC        Prudential Investment Management, Inc.
USAZ Oppenheimer Emerging Growth Fund*                USAllianz Advisers, LLC        OppenheimerFunds, Inc.
USAZ PIMCO Growth and Income Fund*                    USAllianz Advisers, LLC        Allianz Dresdner Asset Managementof AmericaL.P.
USAZ PIMCO Renaissance Fund*                          USAllianz Advisers, LLC        Allianz Dresdner Asset Managementof AmericaL.P.
USAZ PIMCO Value Fund*                                USAllianz Advisers, LLC        Allianz Dresdner Asset Managementof AmericaL.P.
USAZ Templeton Developed Markets Fund*                USAllianz Advisers, LLC        Templeton Investment Counsel, LLC.
USAZ Van Kampen Aggressive Growth Fund*               USAllianz Advisers, LLC        Van Kampen Investment Advisory Corp.
USAZ Van Kampen Comstock Fund*                        USAllianz Advisers, LLC        Van Kampen Asset Management, Inc.
USAZ Van Kampen Emerging Growth Fund*                 USAllianz Advisers, LLC        Van Kampen Asset Management, Inc.
USAZ Van Kampen Growth and Income Fund*               USAllianz Advisers, LLC        Van Kampen Asset Management, Inc.
USAZ Van Kampen Growth Fund*                          USAllianz Advisers, LLC        Van Kampen Investment Advisory Corp.
Van Kampen Emerging Growth Portfolio                  Van Kampen Asset Management,   N\A
                                                      Inc.
    * Portfolio contains class 2 shares which assess 12b-1 fees.



2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios .

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to USAllianz Variable LifeFund, USAllianz VUL, and Valuelife policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Available investment options, including the date the investment option was available for each product, as of December 31, 2002 are listed in the following table.




                                                              USAllianz
                                                               Variable        Single
PORTFOLIO                                                  LifeFund and       Premium   ValueLife
                                                          USAllianz VUL Variable Life
                                                        ------------------------------------------
Davis VA Financial Portfolio                                  11/5/2001      5/1/2002    5/1/2002
Davis VA Value Portfolio                                      11/5/2001      5/1/2002    5/1/2002
Dreyfus Small Cap Stock Index Fund                             5/1/2002      5/1/2002    5/1/2002
Dreyfus Stock Index Fund                                       5/1/2002      5/1/2002    5/1/2002
Franklin Global Communications Securities Fund                11/5/2001     3/11/1988   6/30/1994
Franklin Growth and Income Securities Fund                    11/5/2001     3/11/1988   6/30/1994
Franklin High Income Fund                                     11/5/2001     3/11/1988   6/30/1994
Franklin Income Securities Fund                               11/5/2001    11/11/1989   6/30/1994
Franklin Large Cap Growth Securities Fund                     11/5/2001      5/1/1996    5/1/1996
Franklin Real Estate Fund                                     11/5/2001     3/11/1988   6/30/1994
Franklin Rising Dividends Securities Fund                     11/5/2001     1/24/1992   6/30/1994
Franklin Small Cap Fund                                       11/5/2001     11/1/1995   11/1/1995
Franklin Small Cap Value Securities Fund                      11/5/2001      5/1/1998    5/1/1998
Franklin U.S. Government Fund                                 11/5/2001     3/11/1988   6/30/1994
Franklin Zero Coupon Fund  2010                               11/5/2001     3/11/1988   6/30/1994
Franklin Zero Coupon Fund 2005                                11/5/2001     3/11/1988   6/30/1994
Jennison 20/20 Focus Portfolio                                 5/1/2002      5/1/2002    5/1/2002
Mutual Discovery Securities Fund                              11/5/2001     11/8/1996   11/8/1996
Mutual Shares Securities Fund                                 11/5/2001     11/8/1996   11/8/1996
Oppenheimer Global Securities Fund/VA                         11/5/2001      5/1/2002    5/1/2002
Oppenheimer High Income Fund/VA                               11/5/2001      5/1/2002    5/1/2002
Oppenheimer Main Street Growth & Income Fund/VA               11/5/2001      5/1/2002    5/1/2002
PIMCO VIT High Yield Portfolio                                11/5/2001     11/5/2001   11/5/2001
PIMCO VIT StocksPLUS Growth and Income Portfolio              11/5/2001     11/5/2001   11/5/2001
PIMCO VIT Total Return Portfolio                              11/5/2001     11/5/2001   11/5/2001
Seligman Small-Cap Value Portfolio                            11/5/2001      5/1/2002    5/1/2002
SP Jennison International Growth Portfolio                    11/5/2001      5/1/2001    5/1/2001
SP Strategic Partners Focused Growth Portfolio                11/5/2001      5/1/2001    5/1/2001
Templeton Developing Markets Securities Fund                  11/5/2001     7/31/1994   7/31/1994
Templeton Foreign Securities Fund                             11/5/2001     1/24/1992   6/30/1994
Templeton Growth Securities Fund                              11/5/2001     7/31/1994   7/31/1994
USAZ AIM Basic Value Fund                                      5/1/2002      5/1/2002    5/1/2002
USAZ AIM Blue Chip Fund                                        5/1/2002      5/1/2002    5/1/2002
USAZ AIM Dent Demographic Trends Fund                          5/1/2002      5/1/2002    5/1/2002
USAZ AIM International Equity Fund                             5/1/2002      5/1/2002    5/1/2002
USAZ Alliance Capital Growth and Income Fund                  11/5/2001     11/5/2001   11/5/2001
USAZ Alliance Capital Large Cap Growth Fund                   11/5/2001     11/5/2001   11/5/2001
USAZ Alliance Capital Technology Fund                         11/5/2001     11/5/2001   11/5/2001
USAZ Money Market Fund                                        11/5/2001     11/5/2001   11/5/2001
USAZ Oppenheimer Emerging Growth Fund                          5/1/2002      5/1/2002    5/1/2002
USAZ PIMCO Growth and Income Fund                             11/5/2001     11/5/2001   11/5/2001
USAZ PIMCO Renaissance Fund                                   11/5/2001     11/5/2001   11/5/2001
USAZ PIMCO Value Fund                                         11/5/2001     11/5/2001   11/5/2001


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


INVESTMENTS (CONTINUED)




                                                              USAllianz
                                                               Variable        Single
PORTFOLIO                                                  LifeFund and       Premium   ValueLife
                                                          USAllianz VUL Variable Life
                                                        ------------------------------------------
USAZ Templeton Developed Markets Fund                         11/5/2001     11/5/2001   11/5/2001
USAZ Van Kampen Aggressive Growth Fund                        11/5/2001      5/1/2001    5/1/2001
USAZ Van Kampen Comstock Fund                                 11/5/2001      5/1/2001    5/1/2001
USAZ Van Kampen Emerging Growth Fund                          11/5/2001      5/1/2001    5/1/2001
USAZ Van Kampen Growth and Income Fund                        11/5/2001      5/1/2001    5/1/2001
USAZ Van Kampen Growth Fund                                   11/5/2001      5/1/2001    5/1/2001
Van Kampen LIT Emerging Growth Portfolio                      11/5/2001      5/1/2001    5/1/2001

During the years ended December 31, 2002 and 2001, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.

PORTFOLIO                                                   DATE CLOSED
Alger American Growth Portfolio                             May 1, 2001
Alger American Leveraged AllCap Portfolio                   May 1, 2001
AIM V.I. Growth Fund                                        November 5, 2001
Franklin Aggressive Growth Securities Fund                  November 5, 2001
Franklin Global Health Care Securities Fund                 November 5, 2001
Franklin Money Market Fund                                  November 5, 2001
Franklin Natural Resources Securities Fund                  November 5, 2001
Franklin Technology Securities Fund                         November 5, 2001
Templeton Asset Strategy Fund                               November 5, 2001
Templeton Global Income Securities Fund                     November 5, 2001
Templeton International Smaller Companies Fund              November 5, 2001
AIM V.I. International Growth Fund                          May 1, 2002
AIM V.I. Premier Equity Fund                                May 1, 2002
AIM V.I. Capital Appreciation Fund                          May 1, 2002
Alger American MidCap Growth Portfolio                      May 1, 2002
AZOA VIP Diversified Assets Fund                            May 1, 2002
AZOA VIP Fixed Income Fund                                  May 1, 2002
AZOA VIP Global Opportunities Fund                          May 1, 2002
AZOA VIP Growth Fund                                        May 1, 2002
Franklin S&P 500 Index Fund                                 May 1, 2002
Seligman Global Technology Portfolio                        May 1, 2002
USAZ Growth Fund                                            May 1, 2002
Van Kampen LIT Emerging Growth Portfolio                    May 1, 2002

During the years ended December 31, 2002 and 2001, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                         RECEIVING PORTFOLIO                          DATE MERGED

Templeton Pacific Growth                  Templeton International Securities Fund      March 29, 2001
Franklin Global Health Care Securities    Franklin Small Cap Fund                      May 1, 2002
Templeton International Smaller Companies Templeton Foreign Securities Fund            May 1, 2002
Franklin Natural Resources Securities     Franklin Growth and Income Securities Fund   May 1, 2002
AZOA VIP Growth Fund                      USAZ Van Kampen Emerging Growth Fund         November 15, 2002
AZOA VIP Global Opportunities Fund        USAZ Templeton Developed Markets Fund        November 15, 2002

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

CLOSED PORTFOLIO             RECEIVING PORTFOLIO                      DATE MERGED
AZOA Fixed Income Fund       PIMCO VIT Total Return Portfolio         November 15, 2002
AZOA Diversified Assets Fund PIMCO VIT Total Return Portfolio         November 15, 2002
USAZ Growth Fund             USAZ Van Kampen Aggressive Growth Fund   November 15, 2002

During the years ended December 31, 2002 and 2001, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

CURRENT PORTFOLIO                                       PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
Seligman Global Technology Portfolio                    Seligman Global Technology Fund               May 1, 2001
Seligman Small Cap Value Portfolio                      Seligman Small Cap Value Fund                 May 1, 2001
SP Jennison International Growth Portfolio              SP Jennison International Growth Fund         May 1, 2001
SP Strategic Partners Focused Growth Portfolio          SP Strategic Partners Focused Growth Fund     May 1, 2001
AZOA VIP Diversified Assets Fund                        USAllianz VIP Diversified Assets Fund         November 5, 2001
AZOA VIP Fixed Income Fund                              USAllianz VIP Fixed Income Fund               November 5, 2001
AZOA VIP Global Opportunities Fund                      USAllianz VIP Global Opportunities Fund       November 5, 2001
AZOA VIP Growth Fund                                    USAllianz VIP Growth Fund                     November 5, 2001
AZOA VIP Money Market Fund                              USAllianz VIP Money Market Fund               November 5, 2001
USAZ Alger American Growth Fund                         USAllianz American Growth Fund                November 5, 2001
USAZ Alger Growth Fund                                  USAllianz Strategic Growth Fund               November 5, 2001
USAZ Van Kampen Growth Fund                             USAllianz Capital Growth Fund                 November 5, 2001
USAZ Van Kampen Growth and Income Fund                  USAllianz Growth and Income Fund              November 5, 2001
USAZ Van Kampen Aggressive Growth Fund                  USAllianz Aggressive Growth Fund              November 5, 2001
USAZ Van Kampen Comstock Fund                           USAllianz Comstock Fund                       November 5, 2001
Van Kampen LIT Emerging Growth Portfolio                Van Kampen LIT Emerging Growth                November 5, 2001
Franklin Small Cap Value Securities Fund                Franklin Value Securities Fund                May 1, 2002
PIMCO VIT High Yield Portfolio                          PIMCO VIT High Yield Bond Portfolio           May 1, 2002
PIMCO VIT Total Return Portfolio                        PIMCO VIT Total Return Bond Portfolio         May 1, 2002
Templeton Foreign Securities Fund                       Templeton International Securities Fund       May 1, 2002
USAZ Money Market Fund                                  USAllianz VIP Money Market Fund               May 1, 2002
USAZ Van Kampen Emerging Growth Fund                    USAllianz American Growth Fund                May 1, 2002



EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% for USAllianz Variable Universal Life, ValueLife, and Single Premium Variable Life, and 2% for LifeFund of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15%, for ValueLife and Single Premium Variable Life, of the daily net assets of the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Total mortality and expense risk charges and administrative charges for the year ended December 31, 2002 are listed in the following table.

                                                                                             Variable
                                                                            USAllianz  Universal Life
PORTFOLIO                                                  USAllianz VUL     LifeFund        & Single
                                                                                              Premium
                                                                                        Variable Life
                                                       -----------------------------------------------
AIM V.I. Capital Appreciation Fund                                   12           27                -

AIM V.I. Growth Fund
                                                                      -            -              514
AIM V.I. International Growth Fund
                                                                      -           12                -
AIM V.I. Premier Equity Fund
                                                                      -            5                -
Alger American Growth Portfolio
                                                                      -            -              736
Alger American Leveraged AllCap Portfolio
                                                                      -            -              506
Alger American MidCap Growth Portfolio
                                                                      9            6                -
Davis VA Value Portfolio
                                                                      4           58                -
Davis VA Financial Portfolio
                                                                      4           45                5
Dreyfus Stock Index Fund
                                                                      6          128                -
Dreyfus Small Cap Stock Index Fund
                                                                      3           25                -
Franklin Money Market Fund                                                                      7,670
                                                                      -            -
Franklin Growth and Income Securities Fund                                                     20,573
                                                                     29          110
Franklin Natural Resources Securities Fund                                                      1,103
                                                                      -            -
Franklin Real Estate Fund                                                                       4,763
                                                                     24           91
Franklin Global Communications Securities Fund                                                  5,351
                                                                      3            1
Franklin High Income Fund                                                                       8,006
                                                                      -           10
Templeton Global Income Securities Fund
                                                                      -            -              963
Franklin Income Securities Fund                                                                 8,112
                                                                     45           13
Franklin U.S. Government Fund                                                                   8,488
                                                                     14          132
Franklin Zero Coupon Fund 2005                                                                  3,148
                                                                      -           53
Franklin Zero Coupon Fund 2010                                                                  3,963
                                                                      -            4
Franklin Rising Dividends Securities Fund                                                       9,283
                                                                      3          113
Templeton Pacific Growth Securities
                                                                      -            -                -
Templeton Foreign Securities Fund                                                              10,336
                                                                     18           58
Templeton Developing Markets Securities Fund                                                    3,607
                                                                      1            6
Templeton Growth Securities Fund                                                               16,182
                                                                      2           19
Templeton Asset Strategy Fund                                                                   1,107
                                                                      -            -
Franklin Small Cap Fund                                                                         8,278
                                                                     10          135
Franklin Large Cap Growth Securities Fund                                                       6,224
                                                                     37          101
Templeton International Smaller Companies Fund
                                                                      -            -              187
Mutual Discovery Securities  Fund                                                               4,053
                                                                     10           38
Mutual Shares Securities Fund                                                                   7,691
                                                                     19           62

Franklin Global Health Care Securities Fund
                                                                      -            -              581
Franklin Small Cap Value Securities Fund
                                                                     15           24              590
Franklin Aggressive Growth Securities Fund
                                                                      -            -                3
Franklin Technology Securities Fund
                                                                      1            -                -
Franklin S&P 500 Index Fund                                                                     2,506
                                                                      7            3
Oppenheimer Global Securities Fund/VA
                                                                      7          102                -
Oppenheimer High Income Fund/VA
                                                                      6            9                -
Oppenheimer Main Street Growth & Income Fund/VA
                                                                     22           26                -
PIMCO VIT Total Return Portfolio                                                                1,315
                                                                     64          105
PIMCO VIT StocksPLUS Growth and Income
                                                                     15           58               46
PIMCO VIT High Yield Portfolio
                                                                      8           62               31
SP Jennison International Growth Portfolio
                                                                      1            7                -
SP Strategic Partners Focused Growth Portfolio
                                                                      -            2                8


                                       57

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002





2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)

                                                                                             Variable
                                                                           USAllianz   Universal Life
PORTFOLIO                                                 USAllianz VUL     LifeFund         & Single
                                                                                              Premium
                                                                                        Variable Life
                                                       -----------------------------------------------
Jennison 20/20 Focus Portfolio
                                                                      -           28                -
Seligman Global Technology Portfolio
                                                                      -           29                -
Seligman Small-Cap Value Portfolio
                                                                     10           95                -
AZOA VIP Growth Fund
                                                                      -            -                -
AZOA VIP Global Opportunities Fund
                                                                      3            -                -
AZOA VIP Fixed Income Fund
                                                                      -            1               57
AZOA VIP Diversified Assets Fund                                                                1,517
                                                                     12            -
USAZ Money Market Fund                                                                          1,076
                                                                     61        1,041
USAZ Van Kampen Aggressive Growth Fund
                                                                      6           26               19
USAZ Van Kampen Emerging Growth Fund
                                                                      7           38               61
USAZ Van Kampen Growth Fund                                                                     4,804
                                                                      1            4
USAZ Van Kampen Comstock Fund
                                                                      4           46              125
USAZ Van Kampen Growth and Income Fund
                                                                      3           55               16
USAZ Alger Growth Fund                                                                          1,504
                                                                      -            -
USAZ Alliance Capital Growth and Income Fund
                                                                     11           93              275
USAZ Alliance Capital Large Cap Growth Fund
                                                                      -           35               23
USAZ Alliance Capital Technology Fund
                                                                      1           35                5
USAZ PIMCO Growth and Income Fund
                                                                      -           36               54
USAZ PIMCO Renaissance Fund
                                                                     14           64              529
USAZ PIMCO Value Fund
                                                                      5           93              114
USAZ Templeton Developed Markets Fund
                                                                      1            3                -
USAZ AIM Blue Chip Fund
                                                                      2           11                -
USAZ AIM Basic Value Fund
                                                                     11           48                -
USAZ AIM International Equity Fund
                                                                      2            8                -
USAZ AIM Dent Demographic Trends Fund
                                                                      -            2                -
USAZ Oppenheimer Emerging Growth Fund
                                                                      -            7                -
Van Kampen Emerging Growth Portfolio
                                                                      2           11              343


CONTRACT BASED EXPENSES

A cost of insurance charge is deducted against each ValueLife and Single Premium Variable Life policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). An Insurance Risk Charge is deducted for each USAllianz Variable LifeFund and USAllianz Variable Universal Life policy. The charge is deducted from the Accumulation Value, by liquidating units, for the cost of Insurance coverage provided in the month following the charge. Total cost of insurance charges and insurance risk charges paid by the policy owners for the years ended December 31, 2002 and 2001, were $1,136,830 and $1,083,154, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from ValueLife and Single Premium Variable Life contracts for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. For USAllianz Variable LifeFund and USAllianz Variable Universal Life, the maximum surrender charge, on a full surrender, is a certain dollar amount per $1,000 of the Specified Amount. It will differ according to the insured's issue age, sex (where permitted), risk classification and the initial Specified Amount. Total deferred issue charges paid by the policy owners for the years ended December 31, 2002 and 2001, were $47,202 and $47,323, respectively.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002





2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINTUED)

CONTRACT BASED EXPENSES (CONTINTUED)

A policy charge is deducted on each monthly anniversary date from ValueLife and Single Premium Variable Life contracts by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. On the monthly anniversary date of a USAllianz Variable LifeFund or USAllianz Variable Universal Life contract, Allianz deducts from the Accumulation Value an administrative charge of $14 per policy month for the first 5 policy years (and after the first 5 years after the effective date of a Specified Amount increase) and $4 per policy month thereafter. A premium charge, for USAllianz Variable LifeFund and USAllianz Variable Universal Life, is deducted from each premium payment and is used to pay for expenses related to premiums, including premium taxes charged by some states and other governmental entities, and premium collection expenses. Currently, the charge is equal to 3.5% of each premium payment for the first 5 policy years (and for 5 years after the effective date of a Specified Amount) and drops to 1.75% of each premium payment thereafter. This charge cannot exceed 5%. Total policy charges paid by the policy owners for the years ended December 31, 2002 and 2001, were $186,508 and $128,184 respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred for ValueLife and Single Premium Variable Life and $25 for all transfers for LifeFund. No transfer charges were paid by the policy owners during the year ended December 31, 2002 or the year ended December 31, 2001, respectively. Net transfers (to)/from the Fixed Account during the year ended December 31, 2002 and 2001 were ($42,113), and ($944), respectively.

A charge for Increased Annuity Payment Rider, on a USAllianz Variable LifeFund or USAllianz Variable Universal Life contract, is deducted monthly per $100 of the basic annuity payment. The charge per $100 of the basic annuity payment currently ranges from $.70 to $7.38. The maximum charge per $100 of basic annuity payment ranges from $.095 to $9.97. A No Lapse Guarantee charge is deducted on each monthly anniversary for USAllianz Variable LifeFund and USAllianz Variable Universal Life contracts. The No Lapse Guarantee charge of $.01 per $1,000 of the Specified Amount is deducted from the Accumulation Value of the contract, while the No Lapse Guarantee is in effect. A charge for the USAllianz Variable LifeFund Riders is deducted per $1,000 of Specified Amount minus any policy loan amount on the monthly anniversary date of the contract. The rate varies by the insured's issue age, risk classification, sex (where allowed) and Specified Amount. The rate per $1,000 for a standard or better risk has a range from $.85 to $14.41. The rates may be higher in those states where some of the benefits do not result in a reduction in death benefits. Total riders charges for LifeFund Riders were paid by the policy owners during the years ended December 31, 2002 and 2001, were $96,388 and $0, respectively.

The cost of insurance, insurance risk charge, deferred issue, policy and transfer charges, No Lapse Guarantee charge, charge for the LifeFund Riders, and charge for Increased Annuity Payment Rider, paid are reflected in the Statements of Changes in Net Assets as Other transactions.


3.  FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.




4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for year ended December 31, 2002 are as follows:

                                                              PROCEEDS
                                                  COST OF       FROM
PORTFOLIO                                        PURCHASES      SALES
                                                --------------------------
AIM V.I. Capital Appreciation Fund                   $5,943         (517)
AIM V.I. Growth Fund                                      -      (76,962)
AIM V.I. International Growth Fund                    3,285       (2,958)
AIM V.I. Premier Equity Fund                            593         (230)
Alger American Growth Portfolio                          59      (37,578)
Alger American Leveraged AllCap Portfolio                 1      (20,880)
Alger American MidCap Growth Portfolio                3,861         (592)
Davis VA Value Portfolio                             23,463       (3,766)
Davis VA Financial Portfolio                          4,553         (739)
Dreyfus Stock Index Fund                             32,232       (8,697)
Dreyfus Small Cap Stock Index Fund                    9,137       (1,464)
Franklin Money Market Fund                            9,352     (144,141)

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002


4. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                    COST OF     PROCEEDS
                                                   PURCHASES      FROM
PORTFOLIO                                                         SALES
                                                  --------------------------
Franklin Growth and Income Securities Fund           $962,853     (594,344)



Franklin Natural Resources Securities Fund              5,341     (443,442)
Franklin Real Estate Fund                              78,364      (71,104)
Franklin Global Communications Securities Fund         66,103     (106,727)
Franklin High Income Fund                             330,476     (190,316)
Templeton Global Income Securities Fund                 1,299      (33,306)
Franklin Income Securities Fund                       308,492     (167,061)
Franklin U.S. Government Fund                         140,097      (68,725)
Franklin Zero Coupon Fund 2005                         41,631       (9,584)
Franklin Zero Coupon Fund 2010                         75,788      (28,302)
Franklin Rising Dividends Securities Fund             524,866     (208,503)
Templeton Foreign Securities Fund                     169,460     (318,172)
Templeton Developing Markets Securities Fund           53,628     (124,074)
Templeton Growth Securities Fund                      366,789     (304,376)
Templeton Asset Strategy Fund                           2,596      (91,292)
Franklin Small Cap Fund                               351,928     (252,905)
Franklin Large Cap Growth Securities Fund             217,187      (83,327)
Templeton International Smaller Companies Fund          1,245      (76,308)
Mutual Discovery Securities  Fund                      96,921     (158,757)
Mutual Shares Securities Fund                         242,536     (263,923)
Franklin Global Health Care Securities Fund                95     (247,142)
Franklin Small Cap Value Securities Fund               93,058      (10,721)
Franklin Aggressive Growth Securities Fund                874       (1,191)
Franklin Technology Securities Fund                         -       (8,349)
Franklin S&P 500 Index Fund                            19,523     (262,495)
Oppenheimer Global Securities Fund/VA                  23,644       (2,710)
Oppenheimer High Income Fund/VA                         4,763       (1,184)
Oppenheimer Main Street Growth & Income Fund/VA        26,085       (7,433)
PIMCO VIT Total Return Portfolio                      661,719      (32,305)
PIMCO VIT StocksPLUS Growth and Income                 25,413       (7,476)
PIMCO VIT High Yield Portfolio                         15,839       (3,115)
SP Jennison International Growth Portfolio              3,455       (1,154)
SP Strategic Partners Focused Growth Portfolio          2,622         (283)
Jennison 20/20 Focus Portfolio                          7,324         (935)
Seligman Global Technology Portfolio                    3,373         (927)
Seligman Small-Cap Value Portfolio                     29,563       (3,045)
AZOA VIP Growth Fund                                    4,110       (6,249)
AZOA VIP Global Opportunities Fund                        874         (789)
AZOA VIP Fixed Income Fund                             15,110      (22,560)
AZOA VIP Diversified Assets Fund                        3,828       (5,292)
USAZ Money Market Fund                                894,117     (575,173)
USAZ Van Kampen Aggressive Growth Fund                 36,841       (3,022)
USAZ Van Kampen Emerging Growth Fund                   35,880       (2,785)
USAZ Van Kampen Growth Fund                            10,772       (8,245)
USAZ Van Kampen Comstock Fund                          26,943      (12,491)
USAZ Van Kampen Growth and Income Fund                 27,803       (1,674)
USAZ Alger Growth Fund                                  2,965      (20,338)
USAZ Alliance Capital Growth and Income Fund           52,767      (10,658)
USAZ Alliance Capital Large Cap Growth Fund            13,019       (1,575)
USAZ Alliance Capital Technology Fund                 $15,070       (3,697)

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002

4. PURCHASES AND SALES OF INVESTMENTS  (CONTINUED)

                                                   COST OF     PROCEEDS
                                                  PURCHASES      FROM
PORTFOLIO                                                        SALES
                                                 --------------------------
USAZ PIMCO Growth and Income Fund                    $25,473       (2,917)
USAZ PIMCO Renaissance Fund                          143,356      (14,278)
USAZ PIMCO Value Fund                                 60,384      (12,653)
USAZ Templeton Developed Markets Fund                  1,241         (192)
USAZ AIM Blue Chip Fund                               10,019         (616)
USAZ AIM Basic Value Fund                             23,226       (2,140)
USAZ AIM International Equity Fund                     7,459       (1,099)
USAZ AIM Dent Demographic Trends Fund                    685          (89)
USAZ Oppenheimer Emerging Growth Fund                  1,579         (330)
Van Kampen Emerging Growth Portfolio                  $3,256       (9,666)



5. POLICY TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                                                                                       ALGER
                                                       AIM V.I.                                           ALGER      AMERICAN
                                                        CAPITAL                 AIM V.I.    AIM V.I.     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.   INTERNATIONAL PREMIER      GROWTH      ALLCAP
                                                         FUND     GROWTH FUND  GROWTH FUND EQUITY FUND  PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                          -       32,107           -           -       24,995      15,829

Policy transactions:
 Purchase payments                                              -        5,423           -           -        1,154       1,156
 Transfers between funds                                        -      (5,594)           -           -      (5,470)         205
 Surrenders and terminations                                    -        (250)           -           -           27        (63)
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                       -        (912)           -           -        (369)        (15)
 Other transactions                                             -      (2,604)           -           -      (1,494)     (1,708)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units                 -      (3,937)           -           -      (6,152)       (425)
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                          -       28,170           -           -       18,843      15,404
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                            300            -         329          25            -           -
 Transfers between funds                                      293     (11,395)       (263)          39      (4,579)     (1,258)
 Surrenders and terminations                                    -        (748)         (1)         (2)        (206)       (142)
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                       -        (213)        (13)         (7)        (346)       (427)
 Other transactions                                          (75)      (1,957)        (33)        (24)      (1,045)     (1,465)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units               518     (14,313)          19          31      (6,176)     (3,294)
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                        518       13,857          19          31       12,667      12,110
                                                      --------------------------------------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                         ALGER
                                                       AMERICAN                             AZOA VIP
                                                        MIDCAP      AZOA VIP    AZOA VIP     GLOBAL      AZOA VIP    DAVIS VA
                                                        GROWTH    DIVERSIFIED     FIXED    OPPORTUNITIEGROWTH FUND   FINANCIAL
                                                       PORTFOLIO  ASSETS FUND  INCOME FUND    FUND     S             PORTFOLIO
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                          -        2,621           -           -            -           -

Policy transactions:
 Purchase payments                                              -          154           -           4          140           -
 Transfers between funds                                        -      (2,449)         800           -          301           -
 Surrenders and terminations                                    -         (63)           -           -            -           -
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                       -          (3)           -           -            -           -
 Other transactions                                             -         (96)         (1)           -         (66)           -
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units                 -      (2,457)         799           4          375           -
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                          -          164         799           4          375           -
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                            325          319          13          20          189         234
 Transfers between funds                                       52        (422)       (756)        (16)        (413)         325
 Surrenders and terminations                                    -          (5)         (2)           -            -           -
 Rescissions                                                    -            -           -           -            -         (8)
 Policy loan transactions                                     (8)            1         (4)           -         (58)           -
 Other transactions                                          (63)         (57)        (50)         (8)         (93)       (125)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units               306        (164)       (799)         (4)        (375)         426
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                        306            -           -           -            -         426
                                                      --------------------------------------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                                                                                     FRANKLIN
                                                                                            FRANKLIN     FRANKLIN     GLOBAL
                                                                    DREYFUS                AGGRESSIVE     GLOBAL    S HEALTH
                                                       DAVIS VA    SMALL CAP     DREYFUS     GROWTH    COMMUNICATION   CARE
                                                         VALUE    STOCK INDEX     STOCK    SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO      FUND     INDEX FUND     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                          -            -           -          15       52,081      12,170

Policy transactions:
 Purchase payments                                              -            -           -         277        4,537         757
 Transfers between funds                                        -            -           -         223      (4,819)       7,539
 Surrenders and terminations                                    -            -           -           -      (1,713)       (335)
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                       -            -           -         (6)        (508)           1
 Other transactions                                             -            -           -       (207)      (2,572)       (788)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units                 -            -           -         287      (5,075)       7,174
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                          -            -           -         302       47,006      19,344
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                          1,154          358         807           -        6,269           -
 Transfers between funds                                    1,625        1,596       1,989           -      (4,288)    (19,076)
 Surrenders and terminations                                  (3)            -           -         (9)        (564)           -
 Rescissions                                                 (21)          (5)           -           -          (4)           -
 Policy loan transactions                                     (6)            -           -         (9)        (937)       (137)
 Other transactions                                         (572)        (267)       (678)        (58)      (3,314)       (131)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units             2,177        1,682       2,118        (76)      (2,838)    (19,344)
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                      2,177        1,682       2,118         226       44,168           -
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002



5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                       FRANKLIN                             FRANKLIN                 FRANKLIN
                                                      GROWTH AND                FRANKLIN    LARGE CAP                 NATURAL
                                                        INCOME      FRANKLIN     INCOME      GROWTH      FRANKLIN    RESOURCES
                                                      SECURITIES  HIGH INCOME  SECURITIES  SECURITIES     MONEY     SECURITIES
                      FUND FUND FUND FUND MARKET FUND FUND
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                     64,153       55,980      39,873      57,393       70,099      23,097

Policy transactions:
 Purchase payments                                          6,101        1,144       3,556       1,844        2,638         727
 Transfers between funds                                    1,483      (1,218)         965     (3,529)     (10,815)       7,572
 Surrenders and terminations                              (2,043)      (1,651)     (2,717)     (5,712)      (1,538)       (627)
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                 (1,003)        (204)       (900)           3        (242)        (70)
 Other transactions                                       (4,017)      (1,304)     (2,406)     (2,031)      (1,746)       (812)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units               520      (3,234)     (1,502)     (9,425)     (11,703)       6,790
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                     64,673       52,747      38,372      47,968       58,395      29,887
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                          6,738        1,220       3,336       2,986            -           -
 Transfers between funds                                    4,280        (925)       2,604       7,173      (5,598)    (29,550)
 Surrenders and terminations                              (3,031)        (286)     (1,395)       (154)         (18)        (32)
 Rescissions                                                  (5)            -         (4)        (28)            -           -
 Policy loan transactions                                 (1,144)      (1,030)       (827)       (997)        (965)       (203)
 Other transactions                                       (5,270)      (1,499)     (2,758)     (2,319)        (740)       (102)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units             1,568      (2,520)         956       6,661      (7,321)    (29,887)
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                     66,241       50,227      39,328      54,630       51,074           -
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002




5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                                    FRANKLIN                             FRANKLIN
                                                                     RISING                             SMALL CAP    FRANKLIN
                                                       FRANKLIN    DIVIDENDS    FRANKLIN    FRANKLIN      VALUE     TECHNOLOGY
                                                         REAL      SECURITIES    S&P 500    SMALL CAP   SECURITIES  SECURITIES
                                                      ESTATE FUND     FUND     INDEX FUND     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                     19,737       45,967      57,898      71,268          519       1,266

Policy transactions:
 Purchase payments                                          1,644        4,297       4,490       7,334        1,495       1,158
 Transfers between funds                                  (1,191)        2,044       4,545     (3,244)        2,129       1,497
 Surrenders and terminations                                (547)      (1,679)       (115)       (504)        (449)           -
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                   (189)        (217)     (1,534)       (512)            -       (194)
 Other transactions                                       (1,319)      (3,210)     (3,836)     (4,547)        (144)       (620)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units           (1,601)        1,234       3,550     (1,473)        3,031       1,841
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                     18,136       47,201      61,448      69,795        3,550       3,107
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                          1,932        4,157       2,004       8,938        3,878           -
 Transfers between funds                                      746       12,280    (33,832)       4,689        4,407       (419)
 Surrenders and terminations                                (617)      (1,053)     (1,039)     (2,891)         (65)           -
 Rescissions                                                 (14)         (12)           -        (34)         (17)           -
 Policy loan transactions                                   (288)        (804)     (1,111)     (2,500)         (29)     (1,440)
 Other transactions                                       (1,738)      (3,180)     (2,831)     (4,935)        (909)       (447)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units                21       11,388    (36,809)       3,267        7,265     (2,306)
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                     18,157       58,589      24,639      73,062       10,815         801
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002




5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                       FRANKLIN                 FRANKLIN    JENNISON      MUTUAL      MUTUAL
                                                         U.S.       FRANKLIN      ZERO        20/20     DISCOVERY     SHARES
                                                      GOVERNMENT  ZERO COUPON    COUPON       FOCUS     SECURITIES  SECURITIES
                                                         FUND      FUND 2005    FUND 2010   PORTFOLIO      FUND        FUND
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                     42,102       11,174      11,257           -       35,736      68,534

Policy transactions:
 Purchase payments                                            980           10           9           -          263       4,284
 Transfers between funds                                    (675)        1,179          55           -          881       2,501
 Surrenders and terminations                              (2,603)      (1,592)           -           -          (3)       (372)
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                    (78)            -         (6)           -         (18)       (426)
 Other transactions                                       (1,066)        (118)       (168)           -        (789)     (3,262)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units           (3,441)        (520)       (110)           -          334       2,725
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                     38,661       10,654      11,148           -       36,070      71,259
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                          1,595          122          53          72          807       4,411
 Transfers between funds                                      942          371         247         833      (5,579)     (1,101)
 Surrenders and terminations                                 (87)            -         (5)         (3)         (20)     (2,343)
 Rescissions                                                 (21)          (1)         (2)           -         (12)         (2)
 Policy loan transactions                                   (532)        (118)       (155)           -        (727)     (1,650)
 Other transactions                                         (994)         (87)        (62)       (126)        (334)     (3,406)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units               903          287          76         776      (5,865)     (4,091)
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                     39,564       10,941      11,224         776       30,205      67,168
                                                      --------------------------------------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002




5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                                               OPPENHEIMER
                                                                                  MAIN
                                                      OPPENHEIMER                STREET                 PIMCO VIT    PIMCO VIT
                                                        GLOBAL    OPPENHEIMER   GROWTH &    PIMCO VIT   STOCKSPLUS     TOTAL
                                                      SECURITIES  HIGH INCOME    INCOME    HIGH YIELD   GROWTH AND    RETURN
                                                        FUND/VA     FUND/VA      FUND/VA    PORTFOLIO     INCOME     PORTFOLIO
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                          -            -           -           -            -           -

Policy transactions:
 Purchase payments                                              -            -           -          11           16         254
 Transfers between funds                                        -            -           -         378          272       1,281
 Surrenders and terminations                                    -            -           -           -            -           1
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                       -            -           -           -            -           -
 Other transactions                                             -            -           -         (5)          (5)        (17)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units                 -            -           -         384          283       1,519
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                          -            -           -         384          283       1,519
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                            772          379       1,108       1,183        1,228       3,323
 Transfers between funds                                    2,280          130       1,654         559        1,194      59,091
 Surrenders and terminations                                  (3)            -         (2)           -            -       (521)
 Rescissions                                                 (37)         (14)        (76)        (38)            -        (35)
 Policy loan transactions                                       -            -           -        (42)           12       (712)
 Other transactions                                         (632)        (134)       (546)       (469)        (466)     (1,686)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units             2,380          361       2,138       1,193        1,968      59,460
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                      2,380          361       2,138       1,577        2,251      60,979
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002




5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                                                               SP
                                                                                   SP       STRATEGIC                TEMPLETON
                                                       SELIGMAN     SELIGMAN    JENNISON   LPARTNERS    TEMPLETON   DEVELOPING
                                                        GLOBAL     SMALL-CAP   INTERNATIONA  FOCUSED      ASSET       MARKETS
                                                      TECHNOLOGY     VALUE       GROWTH      GROWTH      STRATEGY   SECURITIES
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO      FUND        FUND
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                          -            -           -           -       16,625      66,228

Policy transactions:
 Purchase payments                                              -            -           -          26          116      12,542
 Transfers between funds                                        -            -           -          22           27     (1,245)
 Surrenders and terminations                                    -            -           -           -         (29)     (2,981)
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                       -            -           -           -         (22)     (1,074)
 Other transactions                                             -            -           -         (2)        (355)     (5,331)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units                 -            -           -          46        (264)       1,911
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                          -            -           -          46       16,361      68,140
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                             46        1,508         418         171            -      10,756
 Transfers between funds                                      297        1,718         217         196      (6,559)     (7,899)
 Surrenders and terminations                                    -          (3)           -           -          (9)     (5,723)
 Rescissions                                                    -         (91)         (5)           -            -         (1)
 Policy loan transactions                                     (6)          (9)           -           -        (169)     (1,004)
 Other transactions                                         (124)        (541)       (247)        (52)         (62)     (5,541)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units               213        2,582         383         315      (6,799)     (9,412)
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                        213        2,582         383         361        9,562      58,728
                                                      --------------------------------------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002




5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                                   TEMPLETON                TEMPLETON
                                                       TEMPLETON     GLOBAL     TEMPLETON  INTERNATIONA TEMPLETON
                                                        FOREIGN      INCOME      GROWTH      SMALLER   L PACIFIC     USAZ AIM
                                                      SECURITIES   SECURITIES  SECURITIES   COMPANIES     GROWTH       BASIC
                                                         FUND         FUND        FUND        FUND      SECURITIES  VALUE FUND
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                     84,653        8,649     137,311       2,771       34,538           -

Policy transactions:
 Purchase payments                                         12,347        1,452      13,096         553        1,426           -
 Transfers between funds                                   10,141      (1,451)       (465)       2,938     (34,553)           -
 Surrenders and terminations                              (3,570)        (448)     (3,938)         (2)        (529)           -
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                 (1,736)        (113)     (2,747)           -          (1)           -
 Other transactions                                       (7,149)        (793)     (9,064)       (148)        (881)           -
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       Resulting from policy transactions Units            10,033      (1,353)     (3,118)       3,341     (34,538)           -
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                     94,686        7,296     134,193       6,112            -           -
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                         12,905            -      14,061           -            -         396
 Transfers between funds                                  (8,417)        (751)         301     (6,052)            -       2,713
 Surrenders and terminations                              (3,979)        (386)     (4,035)           -            -         (1)
 Rescissions                                                 (69)            -         (1)           -            -        (28)
 Policy loan transactions                                 (1,586)         (98)     (2,422)        (37)            -           -
 Other transactions                                       (7,629)        (511)     (9,392)        (23)            -       (365)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units           (8,775)      (1,746)     (1,488)     (6,112)            -       2,715
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                     85,911        5,550     132,705           -            -       2,715
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002




5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                                                                           USAZ        USAZ
                                                                    USAZ AIM                             ALLIANCE    ALLIANCE
                                                       USAZ AIM       DENT      USAZ AIM                 CAPITAL      CAPITAL
                                                       BLUE CHIP  DEMOGRAPHIC  INTERNATIONAUSAZ ALGER   GROWTH AND   LARGE CAP
                                                         FUND     TRENDS FUND  EQUITY FUND GROWTH FUND INCOME FUND  GROWTH FUND
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                          -            -           -           -            -           -

Policy transactions:
 Purchase payments                                              -            -           -       1,004          109          21
 Transfers between funds                                        -            -           -       1,602        1,305         396
 Surrenders and terminations                                    -            -           -          41            -           -
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                       -            -           -         (6)            -           3
 Other transactions                                             -            -           -       (104)          (8)         (1)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units                 -            -           -       2,537        1,406         419
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                          -            -           -       2,537        1,406         419
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                            494           86         517         970        1,881         744
 Transfers between funds                                      838           15         460     (2,241)        3,722         960
 Surrenders and terminations                                    -          (1)         (1)          21          (6)         (7)
 Rescissions                                                 (10)            -        (14)           -          (4)        (10)
 Policy loan transactions                                       -            -           -       (122)        (174)        (13)
 Other transactions                                         (181)         (25)       (184)     (1,165)        (826)       (251)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units             1,141           75         778     (2,537)        4,593       1,423
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                      1,141           75         778           -        5,999       1,842
                                                      --------------------------------------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002




5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                         USAZ
                                                       ALLIANCE                   USAZ
                                                        CAPITAL                OPPENHEIMER USAZ PIMCO   USAZ PIMCO
                                                      TECHNOLOGY   USAZ MONEY   EMERGING   GROWTH AND  RENAISSANCE  USAZ PIMCO
                                                         FUND     MARKET FUND  GROWTH FUND INCOME FUND     FUND     VALUE FUND
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                          -            -           -           -            -           -

Policy transactions:
 Purchase payments                                             10        4,892           -          58          266         255
 Transfers between funds                                        4          724           -         383        1,880         411
 Surrenders and terminations                                    -         (17)           -           -            1           -
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                       -           22           -           -            -           -
 Other transactions                                           (2)        (244)           -         (5)         (22)        (19)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units                12        5,378           -         436        2,124         647
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                         12        5,378           -         436        2,124         647
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                          1,248       98,917          58         990        2,110       2,067
 Transfers between funds                                    1,121     (46,266)         193       1,957       12,425       4,020
 Surrenders and terminations                                 (16)        (367)           -        (17)        (339)        (35)
 Rescissions                                                    -      (5,107)         (6)        (10)         (31)        (24)
 Policy loan transactions                                       5          158           -        (18)        (504)       (167)
 Other transactions                                         (599)     (15,405)        (83)       (309)      (1,155)       (892)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units             1,759       31,930         162       2,593       12,506       4,969
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                      1,771       37,308         162       3,029       14,630       5,616
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002




5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                         USAZ
                                                       TEMPLETON    USAZ VAN    USAZ VAN    USAZ VAN     USAZ VAN
                                                       DEVELOPED     KAMPEN      KAMPEN      KAMPEN       KAMPEN     USAZ VAN
                                                        MARKETS    AGGRESSIVE   COMSTOCK    EMERGING    GROWTH AND    KAMPEN
                                                         FUND     GROWTH FUND     FUND     GROWTH FUND INCOME FUND  GROWTH FUND
                                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000                          -            -           -           -            -           -

Policy transactions:
 Purchase payments                                              -           61         329         828            -         116
 Transfers between funds                                        -          268       3,661          64            -         490
 Surrenders and terminations                                    -            -           1          40            -           -
 Rescissions                                                    -            -           -           -            -           -
 Policy loan transactions                                       -            -           -        (66)            -           -
 Other transactions                                             -         (22)        (62)                        -         (8)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units                 -          307       3,929         866            -         598
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2001                          -          307       3,929         866            -         598
                                                      --------------------------------------------------------------------------

Policy transactions:
 Purchase payments                                             30        1,672       1,577       3,749          386         278
 Transfers between funds                                      114        4,780       1,802       1,816        3,068         183
 Surrenders and terminations                                    -            -           -          72            -           -
 Rescissions                                                    -         (89)        (56)       (122)         (50)         (2)
 Policy loan transactions                                       -            4       (779)           2          (4)       (190)
 Other transactions                                          (27)        (781)       (734)       (723)        (246)       (148)
                                                      --------------------------------------------------------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units               117        5,586       1,810       4,794        3,154         121
                                                      --------------------------------------------------------------------------

Units outstanding at December 31, 2002                        117        5,893       5,739       5,660        3,154         719
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002



5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)

Transactions in units for each fund for the years ended December 31, 2002 and 2001 were as follows:

                                                      VAN KAMPEN
                                                       EMERGING
                                                        GROWTH     TOTAL ALL
                                                        PORTFOLIO     FUNDS
                                                      -------------------------
Units outstanding at December 31, 2000                          -

Policy transactions:
 Purchase payments                                            181      105,545
 Transfers between funds                                    1,410     (15,138)
 Surrenders and terminations                                    1     (35,979)
 Rescissions                                                    -            -
 Policy loan transactions                                       -     (13,075)
 Other transactions                                          (43)     (65,288)
                                                      -------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units             1,549     (23,935)
                                                      -------------------------

Units outstanding at December 31, 2001                      1,549    1,142,711
                                                      -------------------------

Policy transactions:
 Purchase payments                                             63      218,681
 Transfers between funds                                    (365)     (45,705)
 Surrenders and terminations                                    -     (30,081)
 Rescissions                                                    -      (6,120)
 Policy loan transactions                                   (539)     (25,098)
 Other transactions                                         (153)     (94,058)
                                                      -------------------------

     Net increase (decrease) in units
       resulting from policy transactions Units             (994)       17,619
                                                      -------------------------

Units outstanding at December 31, 2002                        555    1,160,330
                                                      -------------------------

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002



6. POLICY HOLDERS' EQUITY

A SUMMARY BY PRODUCT AND FUND OPTION OF NET ASSETS, UNITS OUTSTANDING, AND UNIT
VALUES, AT DECEMBER 31, 2002.

                                                      AIM V.I. CAPITAL APPRECIATION FUND           AIM V.I. GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               2,595         319    8.1344323           -           -            -
USAllianz LifeFund                                          1,595         199    8.0032028           -           -            -
Variable Universal Life                                         -           -            -      45,580      11,580    3.9361758
Single Premium Variable Life                                    -           -            -       8,962       2,277    3.9361758


                                                      AIM V.I. INTERNATIONAL GROWTH FUND       AIM V.I. PREMIER EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                                   -           -    8.5492975           -           -    7.2919469
USAllianz LifeFund                                            159          19    8.4113751         230          32    7.1743089
Variable Universal Life                                         -           -            -           -           -            -
Single Premium Variable Life                                    -           -            -           -           -            -


                                                                                              ALGER AMERICAN LEVERAGED ALLCAP
                                                        ALGER AMERICAN GROWTH PORTFOLIO                  PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                                   -           -            -           -                        -
USAllianz LifeFund                                              -           -            -           -           -            -
Variable Universal Life                                    42,428       7,882    5.3829326      54,271      10,919    4.9703343
Single Premium Variable Life                               25,760       4,785    5.3829326       5,918       1,191    4.9703343


                                                         ALGER AMERICAN MIDCAP GROWTH
                                                                  PORTFOLIO                     DAVIS VA VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                                     Units                                 Units
                                                      Net Assets  Outstanding     AUV      Net Assets   Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               2,101         271   7.7660335         5,199         582   8.9387983
USAllianz LifeFund                                            264          35   7.6407472        14,028       1,595   8.7945923
Variable Universal Life                                         -           -           -             -           -           -
Single Premium Variable Life                                    -           -           -             -           -           -


                                                         DAVIS VA FINANCIAL PORTFOLIO            DREYFUS STOCK INDEX FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                                  26           3    8.8863156       3,009         367    8.2027746
USAllianz LifeFund                                          3,704         423    8.7429563      14,225       1,751    8.1260468
Variable Universal Life                                         -           -            -           -           -            -
Single Premium Variable Life                                    -           -            -           -           -            -



                                       74

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002


6. POLICY HOLDERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OPTION OF NET ASSETS, UNITS OUTSTANDING, AND UNIT
VALUES, AT DECEMBER 31, 2002.

                                                      DREYFUS SMALL CAP STOCK INDEX FUND        FRANKLIN MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               1,451         190    7.6443930           -           -            -
USAllianz LifeFund                                         11,302       1,492    7.5728882           -           -            -
Variable Universal Life                                         -           -            -     105,380       5,478   19.2374340
Single Premium Variable Life                                    -           -            -     877,159      45,596   19.2374340


                                                          FRANKLIN GROWTH AND INCOME
                                                                SECURITIES FUND                  FRANKLIN REAL ESTATE FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                              11,413         421   27.0879380      10,714         324   33.0988340
USAllianz LifeFund                                         14,417         645   22.3364580      18,077         662   27.2929860
Variable Universal Life                                 1,611,755      39,303   41.0077460     374,921      10,343   36.2478630
Single Premium Variable Life                            1,060,953      25,872   41.0077460     247,495       6,828   36.2478630


                                                        FRANKLIN GLOBAL COMMUNICATIONS
                                                                SECURITIES FUND                  FRANKLIN HIGH INCOME FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               1,547         118   13.0678440          68           4   18.1739510
USAllianz LifeFund                                            142          13   10.7756210       2,825         189   14.9860680
Variable Universal Life                                   285,062      19,290   14.7772500     123,000       6,283   19.5770320
Single Premium Variable Life                              365,688      24,747   14.7772500     856,513      43,751   19.5770320


                                                       TEMPLETON GLOBAL INCOME SECURITIES
                                                                      FUND                     FRANKLIN INCOME SECURITIES FUND
                                                       --------------------------------------------------------------------------
                                                                      Units                                Units
                                                       Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                       --------------------------------------------------------------------------

USAllianz VUL                                                    -           -            -       5,338         182   29.4746440
USAllianz LifeFund                                               -           -            -       2,956         121   24.5189490
Variable Universal Life                                    113,860       5,310   21.4407800     673,923      23,022   29.2721670
Single Premium Variable Life                                 5,138         240   21.4407800     468,440      16,003   29.2721670


                                                          FRANKLIN U.S. GOVERNMENT FUND         FRANKLIN ZERO COUPON FUND 2005
                                                       --------------------------------------------------------------------------
                                                                      Units                                Units
                                                       Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                       --------------------------------------------------------------------------

USAllianz VUL                                                4,438         170   26.0631010          24           1   33.5393230
USAllianz LifeFund                                          33,514       1,559   21.4913870       9,841         356   27.6562090
Variable Universal Life                                    196,772       6,505   30.2501520       2,665          65   40.9343230
Single Premium Variable Life                               947,738      31,330   30.2501520     430,576      10,519   40.9343230



                                       75

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002

6. POLICY HOLDERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OPTION OF NET ASSETS, UNITS OUTSTANDING, AND UNIT
VALUES, AT DECEMBER 31, 2002.

                                                                                                 FRANKLIN RISING DIVIDENDS
                                                        FRANKLIN ZERO COUPON FUND 2010                SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                                 396          10   38.9577690       1,756          66   26.5049770
USAllianz LifeFund                                          1,618          50   32.1242080      17,734         779   22.7644770
Variable Universal Life                                    13,601         270   50.4546860     684,014      25,923   26.3859930
Single Premium Variable Life                              549,678      10,894   50.4546860     839,628      31,821   26.3859930


                                                                                               TEMPLETON DEVELOPING MARKETS
                                                       TEMPLETON FOREIGN SECURITIES FUND              SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               4,964         319   15.5588550         317          39    8.0712795
USAllianz LifeFund                                         10,036         751   13.3631200       1,139         160    7.1353762
Variable Universal Life                                   993,456      64,158   15.4844390     375,557      48,502    7.7430593
Single Premium Variable Life                              320,265      20,683   15.4844390      77,643      10,027    7.7430593


                                                       TEMPLETON GROWTH SECURITIES FUND        TEMPLETON ASSET STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               1,077          66   16.3194100           -           -            -
USAllianz LifeFund                                          3,428         238   14.4270970           -           -            -
Variable Universal Life                                 1,561,365      99,508   15.6907320       3,720         300   12.4154570
Single Premium Variable Life                              516,111      32,893   15.6907320     115,013       9,264   12.4154570


                                                                                                 FRANKLIN LARGE CAP GROWTH
                                                            FRANKLIN SMALL CAP FUND                   SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               3,782         256   14.7892820       5,043         345   14.6232470
USAllianz LifeFund                                         19,549       1,462   13.3757170      18,847       1,415   13.3192270
Variable Universal Life                                   629,764      42,619   14.7765830     260,061      17,763   14.6408520
Single Premium Variable Life                              424,463      28,725   14.7765830     513,996      35,107   14.6408520


                                                       MUTUAL DISCOVERY SECURITIES FUND        MUTUAL SHARES SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               5,139         373   13.7801100       8,242         577   14.2738380
USAllianz LifeFund                                         19,843       1,569   12.6450270      14,726       1,124   13.0980860
Variable Universal Life                                    40,389       2,930   13.7854790     512,239      35,967   14.2417100
Single Premium Variable Life                              349,223      25,333   13.7854790     420,129      29,500   14.2417100



                                       76

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002


6. POLICY HOLDERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OPTION OF NET ASSETS, UNITS OUTSTANDING, AND UNIT
VALUES, AT DECEMBER 31, 2002.

                                                           FRANKLIN SMALL CAP VALUE             FRANKLIN AGGRESSIVE GROWTH
                                                                SECURITIES FUND                       SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               1,754         177    9.9137216           -           -            -
USAllianz LifeFund                                          9,931       1,070    9.2860931           -           -            -
Variable Universal Life                                    80,313       8,075    9.9455045         836         226    3.7007585
Single Premium Variable Life                               14,846       1,493    9.9455045           -           -    3.7007585


                                                      FRANKLIN TECHNOLOGY SECURITIES FUND       FRANKLIN S&P 500 INDEX FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                                   -           -            -       1,592         250    6.3714232
USAllianz LifeFund                                              -           -            -         128          21    6.0974068
Variable Universal Life                                     2,355         801    2.9403733     122,541      19,167    6.3933698
Single Premium Variable Life                                    -           -    2.9403733      33,253       5,201    6.3933698


                                                         OPPENHEIMER GLOBAL SECURITIES
                                                                    FUND/VA                   OPPENHEIMER HIGH INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               3,226         386    8.3661646       2,125         213    9.9850340
USAllianz LifeFund                                         16,414       1,994    8.2311966       1,450         148    9.8239495
Variable Universal Life                                         -           -            -           -           -            -
Single Premium Variable Life                                    -           -            -           -           -            -


                                                       OPPENHEIMER MAIN STREET GROWTH &
                                                                INCOME FUND/VA               PIMCO VIT TOTAL RETURN PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                              11,818       1,399    8.4510939      32,957       3,080   10.6994480
USAllianz LifeFund                                          6,149         739    8.3147558      30,110       2,860   10.5268380
Variable Universal Life                                         -           -            -     120,565      11,288   10.6808200
Single Premium Variable Life                                    -           -            -     467,294      43,751   10.6808200


                                                        PIMCO VIT STOCKSPLUS GROWTH AND
                                                                    INCOME                    PIMCO VIT HIGH YIELD PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               1,997         240    8.3352346       2,658         266    9.9937462
USAllianz LifeFund                                         12,896       1,572    8.2007656       8,285         843    9.8325211
Variable Universal Life                                     3,651         439    8.3207230       4,673         468    9.9763472
Single Premium Variable Life                                    -           -    8.3207230           -           -    9.9763472



                                       77

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002



6. POLICY HOLDERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OPTION OF NET ASSETS, UNITS OUTSTANDING, AND UNIT
VALUES, AT DECEMBER 31, 2002.

                                                       SP JENNISON INTERNATIONAL GROWTH        SP STRATEGIC PARTNERS FOCUSED
                                                                   PORTFOLIO                         GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                                 789         138    5.7152092           -           -    6.3827034
USAllianz LifeFund                                          1,342         240    5.5830319         632         101    6.2350887
Variable Universal Life                                        28           5    5.7008996       1,655         260    6.3667225
Single Premium Variable Life                                    -           -    5.7008996           -           -    6.3667225


                                                                                                SELIGMAN GLOBAL TECHNOLOGY
                                                        JENNISON 20/20 FOCUS PORTFOLIO                   PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                                  95          12    8.2381111           -           -    7.7229384
USAllianz LifeFund                                          6,233         764    8.1610528       1,616         213    7.5983474
Variable Universal Life                                         -           -            -           -           -            -
Single Premium Variable Life                                    -           -            -           -           -            -


                                                      SELIGMAN SMALL-CAP VALUE PORTFOLIO          USAZ MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               3,771         384    9.8153871      51,596       5,143   10.0320290
USAllianz LifeFund                                         21,227       2,198    9.6570395      95,847       9,711    9.8701872
Variable Universal Life                                         -           -            -     162,937      16,270   10.0145640
Single Premium Variable Life                                    -           -            -      61,929       6,184   10.0145640


                                                       USAZ VAN KAMPEN AGGRESSIVE GROWTH      USAZ VAN KAMPEN EMERGING GROWTH
                                                                     FUND                                  FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               2,905         536    5.4253234       3,437         556    6.1777406
USAllianz LifeFund                                          5,031         949    5.2998504      13,362       2,214    6.0348662
Variable Universal Life                                    23,856       4,408    5.4117397      17,809       2,890    6.1622729
Single Premium Variable Life                                    -           -    5.4117397           -           -    6.1622729


                                                          USAZ VAN KAMPEN GROWTH FUND          USAZ VAN KAMPEN COMSTOCK FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                                 249          35    7.2073640       1,200         160    7.4862138
USAllianz LifeFund                                            825         117    7.0406772      13,051       1,787    7.3130780
Variable Universal Life                                     4,077         567    7.1893184      14,863       1,990    7.4674700
Single Premium Variable Life                                    -           -    7.1893184      13,459       1,802    7.4674700


                                       78

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002



6. POLICY HOLDERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OPTION OF NET ASSETS, UNITS OUTSTANDING, AND UNIT
VALUES, AT DECEMBER 31, 2002.

                                                      USAZ VAN KAMPEN GROWTH AND INCOME     USAZ ALLIANCE CAPITAL GROWTH AND
                                                                    FUND                               INCOME FUND
                                                     -------------------------------------------------------------------------
                                                                    Units                                Units
                                                     Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                     -------------------------------------------------------------------------

USAllianz VUL                                                845         103    8.2402503       3,052         387   7.8808006
USAllianz LifeFund                                         8,125       1,009    8.0496756      13,443       1,733   7.7536628
Variable Universal Life                                    2,544         309    8.2196186      22,012       2,798   7.8670802
Single Premium Variable Life                              14,245       1,733    8.2196186       8,503       1,081   7.8670802


                                                       USAZ ALLIANCE CAPITAL LARGE CAP      USAZ ALLIANCE CAPITAL TECHNOLOGY
                                                                 GROWTH FUND                              FUND
                                                     -------------------------------------------------------------------------
                                                                    Units                                Units
                                                     Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                     -------------------------------------------------------------------------

USAllianz VUL                                                222          31    7.2601372         534          85   6.2959639
USAllianz LifeFund                                         5,603         785    7.1430124       9,121       1,472   6.1943936
Variable Universal Life                                    4,867         671    7.2474974       1,345         214   6.2850027
Single Premium Variable Life                               2,571         355    7.2474974           -           -   6.2850027


                                                      USAZ PIMCO GROWTH AND INCOME FUND        USAZ PIMCO RENAISSANCE FUND
                                                     -------------------------------------------------------------------------
                                                                    Units                                Units
                                                     Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                     -------------------------------------------------------------------------

USAllianz VUL                                                145          18    8.1869149       7,092         865   8.1990309
USAllianz LifeFund                                         8,155       1,012    8.0548387      12,918       1,602   8.0667592
Variable Universal Life                                    5,003         612    8.1726615      48,724       5,953   8.1847564
Single Premium Variable Life                              11,335       1,387    8.1726615      50,828       6,210   8.1847564


                                                                                            USAZ TEMPLETON DEVELOPED MARKETS
                                                            USAZ PIMCO VALUE FUND                         FUND
                                                     -------------------------------------------------------------------------
                                                                    Units                                Units
                                                     Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                     -------------------------------------------------------------------------

USAllianz VUL                                              2,806         343    8.1754976         464          53   8.7640115
USAllianz LifeFund                                        18,453       2,294    8.0436056         381          44   8.6226252
Variable Universal Life                                   24,321       2,979    8.1612642         175          20   8.7487534
Single Premium Variable Life                                   -           -    8.1612642           -           -   8.7487534


                                                           USAZ AIM BLUE CHIP FUND              USAZ AIM BASIC VALUE FUND
                                                     -------------------------------------------------------------------------
                                                                    Units                                Units
                                                     Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                     -------------------------------------------------------------------------

USAllianz VUL                                              1,224         152    8.0594117       5,834         767   7.6055736
USAllianz LifeFund                                         7,903         989    7.9840249      14,680       1,948   7.5344320
Variable Universal Life                                        -           -            -           -           -           -
Single Premium Variable Life                                   -           -            -           -           -           -



                                       79

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002


6. POLICY HOLDERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OPTION OF NET ASSETS, UNITS OUTSTANDING, AND UNIT
VALUES, AT DECEMBER 31, 2002.

                                                                                             USAZ AIM DENT DEMOGRAPHIC TRENDS
                                                      USAZ AIM INTERNATIONAL EQUITY FUND                   FUND
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                               1,247         153    8.1272019           -           -    7.5893724
USAllianz LifeFund                                          5,037         625    8.0511810         565          75    7.5183823
Variable Universal Life                                         -           -            -           -           -            -
Single Premium Variable Life                                    -           -            -           -           -            -


                                                       USAZ OPPENHEIMER EMERGING GROWTH         VAN KAMPEN EMERGING GROWTH
                                                                     FUND                                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                                     Units                                Units
                                                      Net Assets  Outstanding     AUV      Net Assets  Outstanding     AUV
                                                      --------------------------------------------------------------------------

USAllianz VUL                                                 111          14    8.0574833          14           2    5.5317107
USAllianz LifeFund                                          1,180         148    7.9821145         456          84    5.4037772
Variable Universal Life                                         -           -            -       2,589         469    5.5178605
Single Premium Variable Life                                    -           -            -           -           -    5.5178605

7. FINANCIAL HIGHLIGHTS

A SUMMARY OF UNITS OUTSTANDING, UNIT VALUES, NET ASSETS, RATIOS, AND TOTAL RETURN FOR VARIABLE LIFE CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 FOLLOWS:


                                                                 At December 31                For the year ended December 31
                                                   --------------------------------------------------------------------------------
                                                   Units       Unit Fair     Net Assets Investment  Expense RatioTotal Return Lowest
                                                            ngValue lowest              Income        Lowest to
                                                   Outstandi   to highest                 Ratio*      highest**       to highest***
                                                   ---------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
    2002                                                518   $8.00 to $8.13     4,190    0.00%  0.60% to2.00%   -25.85% to -24.81%
AIM V.I. Growth Fund
    2002                                             13,857   $3.94 to $3.94    54,542    0.00%  0.75% to0.75%   -31.49% to -31.49%
    2001                                             28,870   $5.75 to $5.75   161,841    0.19%  0.75% to0.75%   -34.38% to -34.38%
AIM V.I. International Growth Fund
    2002                                                 19   $8.41 to $8.55       159    0.14%  0.60% to2.00%   -17.34% to -16.18%
AIM V.I. Premier Equity Fund
    2002                                                 31   $7.17 to $7.29       230    0.37%  0.60% to2.00%   -31.64% to -30.68%
Alger American Growth Portfolio
    2002                                             12,667   $5.38 to $5.38    68,188    0.04%  0.75% to0.75%   -33.49% to -33.49%
    2001                                             18,843   $8.09 to $8.09   152,509    0.26%  0.75% to0.75%   -12.48% to -12.48%
Alger American Leveraged AllCap Portfolio
    2002                                             12,110   $4.97 to $4.97    60,189    0.01%  0.75% to0.75%   -34.40% to -34.40%
    2001                                             15,504   $7.58 to $7.58   116,718    0.00%  0.75% to0.75%   -16.56% to -16.56%
Alger American MidCap Growth Portfolio
    2002                                                306   $7.64 to $7.77     2,365    0.00%  0.60% to2.00%   -30.94% to -29.96%

AZOA Diversified Assets Fund
    2001                                                164  $10.06 to $10.37    1,690    3.68%  0.60% to2.00%    -2.41% to -1.03%
AZOA Fixed Income Fund
    2001                                                799  $11.25 to $11.59    9,170    6.92%  0.60% to2.00%     5.40% to  6.90%
AZOA Global Opportunities Fund2
    2001                                                  4  $10.37 to $10.39       45    0.00%  0.60% to2.00%     2.86% to  3.08%
AZOA Growth Fund
    2001                                                375   $7.51 to $7.74     2,894    0.78%  0.60% to2.00%   -20.34% to -19.21%
Davis VA Financial Portfolio3
    2002                                                426   $8.74 to $8.89     3,730    0.91%  0.60% to2.00%   -18.49% to -17.34%
Davis VA Value Portfolio3
    2002                                              2,177   $8.79 to $8.94    19,227    0.73%  0.60% to2.00%   -17.92% to -16.76%

                                       80

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)
                                                                    At December 31             For the year ended December 31
                                                   ---------------------------------------------------------------------------------
                                                   Units    Unit Fair Value  Net       Investment  Expense Ratio Total Return Lowest
                                                            ng lowest to               Income        Lowest to
                                                   Outstandi    highest       Assets     Ratio*      highest**        to highest***
                                                   ---------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index Fund3
    2002                                              1,682   $7.57 to $7.64    12,753     .43%  0.60% to2.00%   -24.27% to -23.55%
Dreyfus Stock Index Fund3
    2002                                              2,118   $8.13 to $8.20    17,234    1.19%  0.60% to2.00%   -19.44% to -18.68%
Franklin Aggressive Growth Securities Fund
    2002                                                226   $3.70 to $3.70      836     0.00%  0.75% to0.75%   -36.15% to -36.15%
    2001                                                302   $5.80 to $5.80     1,753    0.15%  0.75% to0.75%   -23.26% to -23.26%
Franklin Global Health Care Securities
    2001                                             19,344  $14.35 to $14.35  277,522    0.18%  0.75% to0.75%   -13.83% to -13.83%
Franklin Global Communications Securities Fund
    2002                                             44,168  $10.78 to $14.78  652,439    0.96%  0.60% to2.00%   -34.84% to -33.78%
    2001                                             47,006  $16.54 to $22.321,048,989    0.08%  0.60% to2.00%   -30.80% to -29.77%
Franklin Growth and Income Securities Fund
    2002                                             66,241  $22.34 to $41.012,698,538    3.16%  0.60% to2.00%   -17.39% to -16.16%
    2001                                             64,673  $27.04 to $48.913,163,167    0.32%  0.60% to2.00%    -4.22% to -2.76%
Franklin High Income Fund
    2002                                             50,227  $14.99 to $19.58  982,406   16.84%  0.60% to2.00%   -11.74% to -10.23%
    2001                                             52,747  $16.98 to $21.811,150,285   17.33%  0.60% to2.00%     2.11% to  3.55%
Franklin Income Securities Fund
    2002                                             39,328  $24.52 to $29.471,150,657    9.39%  0.60% to2.00%    -2.58% to -1.12%
    2001                                             38,372  $25.17 to $29.831,135,901    7.36%  0.60% to2.00%    -1.25% to  0.22%
Franklin Large Cap Growth Securities Fund
    2002                                             54,630  $13.32 to $14.64  797,947    0.85%  0.60% to2.00%   -24.71% to -23.52%
    2001                                             47,968  $17.69 to $19.15  918,227    0.56%  0.60% to2.00%   -13.19% to -11.92%
Franklin Money Market Fund
    2002                                             51,074  $19.24 to $19.24  982,539    1.33%  0.75% to0.75%    -0.57% to  -.57%
    2001                                             58,395  $19.13 to $19.13 1,116,99797 4.06%  0.75% to0.75%     3.13% to  3.13%
Franklin Natural Resources Securities Fund

    2001                                             29,887  $13.35 to $13.35398,947      0.99%  0.75% to0.75%   -19.74% to -19.74%
Franklin Real Estate Fund
    2002                                             18,157  $27.29 to $36.25   651,20707 2.79%  0.60% to2.00%    -0.05% to  1.48%
    2001                                             18,136  $27.28 to $35.72  647,783    4.27%  0.60% to2.00%     5.74% to  7.37%
Franklin Rising Dividends Securities Fund
    2002                                             58,589  $22.76 to $26.501,543,132    1.21%  0.60% to2.00%    -3.53% to -2.06%
    2001                                             47,201  $23.60 to $27.091,271,595    0.09%  0.60% to2.00%    11.31% to 13.05%
Franklin S&P 500 Index Fund
    2002                                             24,639   $6.10 to $6.39  157,514     1.49%  0.60% to2.00%   -23.94% to -22.81%
    2001                                             61,448   $8.02 to $8.28   508,957    1.00%  0.60% to2.00%   -14.56% to -12.97%
Franklin Small Cap Fund
    2002                                             73,062  $13.38 to $14.791,077,558    0.48%  0.60% to2.00%   -30.10% to -29.05%

    2001                                             69,795  $19.13 to $20.861,453,668    0.51%  0.60% to2.00%   -16.93% to -15.65%
Franklin Small Cap Value Securities Fund 1
    2002                                             10,815   $9.29 to $9.95  106,844     0.45%  0.60% to2.00%   -11.06% to -9.73%
    2001                                              3,550  $10.44 to $11.02  39,112     0.53%  0.60% to2.00%   11.53%  to 13.35%
Franklin Technology Securities Fund
    2002                                                801   $2.94 to $2.94    2,355     0.00%  0.75% to.75%    -44.34% to -44.34%
    2001                                              3,107   $5.28 to $5.28    16,415    0.00%  0.75% to.75%   -29.95%  to  -29.95%
Franklin U.S. Government Fund
    2002                                             39,564  $21.49 to $30.251,182,462    6.00%  0.60% to2.00%     7.60% to  9.26%
    2001                                             38,661  $19.97 to $27.691,070,362    7.54%  0.60% to2.00%     5.23% to  6.81%
Franklin Zero Coupon Fund 2005
    2002                                             10,941  $27.66 to $40.93  443,106    6.03%  0.60% to2.00%     7.92% to  9.45%
    2001                                             10,654  $25.63 to $37.46  399,072    6.64%  0.60% to2.00%     6.77% to  8.28%
Franklin Zero Coupon Fund 2010
    2002                                             11,224  $32.12 to $50.45  565,293    5.66%  0.60% to2.00%    17.72% to 19.38%
                                                                                                                   3.52%
    2001                                             11,148  $27.29 to $42.33 471,837     7.37%  0.60% to2.00%         % to  4.99%
Jennison 20/20 Focus Portfolio3
    2002                                                776   $8.16 to $8.24    6,328     0.00%  0.60% to2.00%   -18.87% to -18.11%
Mutual Discovery Securities Fund
    2002                                             30,205  $12.65 to $13.79 414,594     1.67%  0.60% to2.00%   -11.19% to -9.74%
    2001                                             36,070  $14.24 to $15.30 550,900     2.10%  0.60% to2.00%    -1.76% to -0.36%


                                       81

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)                            At December 31                 For the year ended December 31
                                                   ---------------------------------------------------------------------------------
                                                   Units    Unit Fair Value  Net       Investment  Expense Ratio Total Return Lowest
                                                            ng lowest to               Income        Lowest to
                                                   Outstandi    highest       Assets     Ratio*      highest**         to highest***
                                                   ---------------------------------------------------------------------------------
Mutual Shares Securities Fund
    2002                                             67,168  $13.10 to $14.27 955,336     0.96%  0.60% to2.00%   -13.56% to  -12.22%
    2001                                             71,259  $15.15 to $16.281,156,187    2.00%  0.60% to2.00%     4.91% to    6.50%
Oppenheimer Global Securities Fund/VA
    20023                                             2,380   $8.23 to $8.37   19,640     0.08%  0.60% to2.00%   -23.68% to  -22.60%
Oppenheimer High Income Fund/VA
    20023                                               361   $9.82 to $9.99    3,575     0.00%  0.60% to2.00%    -4.33% to   -2.98%
Oppenheimer Main Street Growth & Income Fund/VA
    20023                                             2,138   $8.31 to $8.45   17,967     0.02%  0.60% to2.00%   -20.40% to  -19.28%
PIMCO VIT High Yield Portfolio
    2002                                              1,577   $9.83 to $9.99   15,616     8.30%  0.60% to2.00%    -3.17% to   -1.80%
    20012                                               384  $10.15 to $10.18   3,790     8.13%  0.60% to2.00%     1.28% to    1.50%
PIMCO VIT StocksPLUS Growth and Income Portfolio
    2002                                              2,251   $8.20 to $8.34   18,544     3.99%  0.60% to2.00%   -21.80% to  -20.70%
    20012                                               283  $10.49 to $10.51   2,974     7.61%  0.60% to2.00%     3.62% to    3.84%
PIMCO VIT Total Return Portfolio
    2002                                             60,979  $10.53 to $10.70 650,926     4.10%  0.60% to2.00%     6.92% to    8.42%

    20012                                             1,519   $9.85 to $9.87   15,452     4.00%  0.60% to2.00%   -1.92%  to   -1.73%
Seligman Global Technology Portfolio
    2002                                                213   $7.60 to $7.72    1,616     0.00%  0.60% to2.00%   -32.99% to  -32.04%
Seligman Small-Cap Value Portfolio
    20023                                             2,582   $9.66 to $9.82    24,998    0.00%  0.60% to2.00%   -17.04% to  -15.87%
SP Jennison International Growth Portfolio
    2002                                                383   $5.58 to $5.72     2,159    0.00%  0.60% to2.00%   -24.36% to  -23.30%
SP Strategic Partners Focused Growth Portfolio
    2002                                                361   $6.24 to $6.38     2,287    0.00%  0.60% to2.00%   -27.00% to  -25.97%
    20011                                                46   $8.54 to $8.62       400    0.00%  0.60% to2.00%   -15.89% to  -15.10%
Templeton Asset Strategy Fund
    2002                                              9,562  $12.42 to $12.42  118,733    1.77%  0.75% to0.75%    -4.88% to   -4.88%
    2001                                             16,361  $13.05 to $13.05  213,558    1.50%  0.75% to0.75%   -10.40% to  -10.40%
Templeton Developing Markets Securities Fund
    2002                                             58,728   $7.14 to $8.07   454,656    1.65%  0.60% to2.00%    -2.12% to    -.71%
    2001                                             68,140   $7.29 to $8.13   531,377    1.06%  0.60% to2.00%    -9.91% to   -8.63%
Templeton Foreign Securities Fund
    2002                                             85,911  $13.36 to $15.561,328,721    1.79%  0.60% to2.00%   -20.17% to  -19.01%
    2001                                             94,686  $16.74 to $19.221,810,394    3.33%  0.60% to2.00%   -17.67% to  -16.38%
Templeton Global Income Securities Fund
    2002                                              5,550  $21.44 to $21.44 118,998     1.16%  0.75% to0.75%    20.53% to   20.53%
    2001                                              7,296  $17.79 to $17.79 129,787     3.67%  0.75% to0.75%     1.78% to    1.78%
Templeton Growth Securities Fund
    2002                                            132,705  $14.43 to $16.322,081,981    2.35%  0.60% to2.00%   -20.10% to  -18.93%
    2001                                            134,193  $18.06 to $20.142,597,257    2.15%  0.60% to2.00%    -3.28% to   -1.73%

Templeton International Smaller Companies
    2001                                              6,112  $11.14 to $11.14  68,088     2.53%  0.75% to0.75%    -3.22% to   -3.22%
USAZ AIM Basic Value Fund

    20023                                             2,715   $7.53 to $7.61   20,514     0.27%  0.60% to2.00%   -24.65% to  -23.94%
USAZ AIM Blue Chip Fund
    20023                                             1,141   $7.98 to $8.06    9,127     0.13%  0.60% to2.00%   -20.16% to  -19.40%
USAZ AIM Dent Demographic Trends Fund
    20023                                                75   $7.52 to $7.59      565     0.00%  0.60% to2.00%   -24.81% to  -24.11%
USAZ AIM International Equity Fund
    20023                                               778   $8.05 to $8.13    6,284     0.00%  0.60% to2.00%   -19.48% to  -18.73%
USAZ Alliance Capital Growth and Income Fund
    2002                                              5,999   $7.75 to $7.88   47,010     0.83%  0.60% to2.00%   -25.68% to  -24.63%
    20011                                             4,106  $10.43 to $10.46  14,701     1.18%  0.60% to2.00%     4.35% to    4.57%
USAZ Alliance Capital Large Cap Growth Fund
    2002                                              1,842   $7.14 to $7.26   13,263     0.00%  0.60% to2.00%   -32.07% to  -31.12%
    20011                                               419  $10.52 to $10.54   4,415     0.00%  0.60% to2.00%     5.18% to    5.40%
USAZ Alliance Capital Technology Fund
    2002                                              1,771   $6.19 to $6.30   11,000     0.00%  0.60% to2.00%   -42.30% to  -41.48%
    20011                                                12  $10.74 to $10.76     125     0.00%  0.60% to2.00%     7.37% to    7.60%
USAZ Growth Fund
    20011                                             2,537   $9.15 to $9.23   23,404     0.00%  0.60% to2.00%    -8.53% to   -7.67%


                                       82

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)
                                                              At December 31                 For the year ended December 31
                                                   --------------------------------------------------------------------------------
                                                   Units    Unit Fair Value  Net       Investment  Expense Ratio      Total Return
                                                            ng lowest to               Income        Lowest to          Lowest to
                                                   Outstandi    highest       Assets     ratio*      highest**         highest***
                                                   ---------------------------------------------------------------------------------
USAZ Money Market Fund
    2002                                             37,308   $9.87 to $10.03 372,309     0.77%  0.60% to2.00%    -1.15% to -0.24%
    20012                                             5,378   $9.99 to $10.01  53,792     1.11%  0.60% to2.00%    -0.13% to 0.08%
USAZ Oppenheimer Emerging Growth Fund
    2002                                                162   $7.98 to $8.06    1,291     0.00%  0.60% to2.00%   -20.17% to -19.42%
USAZ PIMCO Growth and Income Fund
    2002                                              3,029   $8.05 to $8.19   24,638     1.76%  0.60% to2.00%   -20.49% to -19.37%
    20012                                               436  $10.13 to $10.15   4,431     1.64%  0.60% to2.00%     1.32% to 1.54%
USAZ PIMCO Renaissance Fund
    2002                                             14,630   $8.07 to $8.20  119,562     0.05%  0.60% to2.00%   -26.56% to -25.53%
    20012                                             2,124  $10.98 to $11.01  23,379     0.00%  0.60% to2.00%     9.86% to 10.10%
USAZ PIMCO Value Fund
    2002                                              5,616   $8.04 to $8.18   45,580     0.55%  0.60% to2.00%   -26.39% to -25.35%
    20012                                               647  $10.93 to $10.95   7,080     0.22%  0.60% to2.00%     9.29% to 9.53%
USAZ Templeton Developed Markets Fund
    2002                                                117   $8.62 to $8.76    1,020     0.90%  0.60% to2.00%   -15.60% to -14.41%
USAZ Van Kampen Aggressive Growth Fund
    2002                                              5,893   $5.30 to $5.43   31,792     0.00%  0.60% to2.00%   -33.69% to -32.75%
    2001                                                307   $7.99 to $8.07    2,472     0.00%  0.60% to2.00%   -20.08% to -19.32%
USAZ Van Kampen Comstock Fund
    2002                                              5,739   $7.31 to $7.49   42,573     0.95%  0.60% to2.00%   -21.46% to -20.35%
    20011                                             3,929   $9.31 to $9.40   36,817     1.22%  0.60% to2.00%    -6.88% to -6.01%
USAZ Van Kampen Emerging Growth Fund
    2002                                              5,660   $6.03 to $6.18   34,608     0.00%  0.60% to2.00%   -33.66% to -32.73%
    20011                                               866   $9.10 to $9.18    7,946     0.00%  0.60% to2.00%    -9.02% to -8.17%
USAZ Van Kampen Growth and Income Fund
    2002                                              3,154   $8.05 to $8.24   25,759     1.58%  0.60% to2.00%   -16.40% to -15.22%
    20011                                                 0   $9.63 to $9.72        0     0.00%  0.60% to2.00%    -3.71% to -2.80%
USAZ Van Kampen Growth Fund
    2002                                                719   $7.04 to $7.21    5,151     0.00%  0.60% to2.00%   -25.75% to -24.70%
    20011                                               598   $9.48 to $9.57    5,719     0.00%  0.60% to2.00%    -5.18% to -4.28%
Van Kampen Emerging Growth Portfolio
    2002                                                555   $5.40 to $5.53    3,059     0.08%  0.60% to2.00%   -33.99% to -33.06%
    2001                                              1,549   $8.19 to $8.26   12,785     0.00%  0.60% to2.00%   -18.87% to -18.11%

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


1. Period from May 1, 2001 (fund commencement) to December 31, 2001. 2. Period from November 5, 2001 (fund commencement) to December 31, 2001. 3. Period from May 1, 2002 (fund commencement) to December 31, 2002.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Financial Statements


                           December 31, 2002 and 2001

                          Independent Auditors' Report




The Board of Directors
Allianz Life Insurance Company of North America and subsidiaries:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income (loss), stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001 and its method of accounting for goodwill in 2002.





January 17, 2003

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)




                                      Assets                                2002              2001
--------------------------------------------------------------------------------------------------------

Investments:
      Fixed maturity securities, at fair value                        $    12,665,704         7,512,646
      Short-term securities                                                 1,331,745           297,648
      Equity securities, at fair value                                        427,014           476,427
      Preferred stock of affiliate                                            650,000                 0
      Mortgage loans on real estate, net                                      782,550           665,991
      Securities held under forward commitments, at fair value                546,702                 0
      Real estate                                                             355,372           355,403
      Securities held under agreements
           to repurchase, at fair value                                       211,006           815,969
      Options                                                                 195,496           173,410
      Loan to parent company                                                  100,000           100,000
      Policy loans                                                             43,964            31,933
      Partnerships                                                             31,073            32,863
      Investment in equity method investees                                    12,542             4,779
      Other long-term investments                                                 971             1,841
--------------------------------------------------------------------------------------------------------
                Total investments                                          17,354,139        10,468,910

Cash                                                                           86,263            65,808
Accrued investment income                                                     169,188           116,256
Receivables (net of allowance for uncollectible
      accounts of $1,199 in 2002 and $6,484 in 2001)                          246,259           245,198
Reinsurance recoverable:
      Recoverable on future policy benefit reserves                         1,564,049         1,642,177
      Recoverable on policy and contract account balances                   2,515,170         2,662,573
      Recoverable on unpaid claims                                            602,719           438,655
      Receivable on paid claims                                                12,503            60,416
Goodwill                                                                      316,798           304,074
Value of business acquired (net of accumulated amortization
      of $69,039 in 2002 and $58,829 in 2001)                                 156,769           160,645
Deferred acquisition costs                                                  1,682,220         1,165,432
Home office property and equipment (net of accumulated
      depreciation of $24,251 in 2002 and $14,106 in 2001)                    110,570           110,314
Income tax recoverable                                                         87,223            50,959
Other assets                                                                   65,687            54,802
--------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets               24,969,557        17,546,219

Separate account assets                                                     5,418,863         5,667,840
--------------------------------------------------------------------------------------------------------

                Total assets                                          $    30,388,420        23,214,059
--------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)




                            Liabilities                                     2002              2001
--------------------------------------------------------------------------------------------------------

      Future policy benefit reserves                                  $    2,858,504          2,753,610
      Policy and contract account balances                                16,699,892         10,695,312
      Policy and contract claims                                             903,105            856,950
      Unearned premiums                                                       42,513             41,503
      Reinsurance payable                                                     99,189            136,798
      Deferred income on reinsurance                                         126,211            146,144
      Deferred income taxes                                                  127,840              1,062
      Accrued expenses                                                        47,578             87,881
      Commissions due and accrued                                            108,620             64,471
      Other policyholder funds                                               223,754            127,800
      Mortgage notes payable                                                  95,970            108,848
      Securities held under agreements to repurchase                         211,761            819,968
      Securities held under forward commitments                              548,322                  0
      Amounts drawn in excess of bank balances                                96,523             85,799
      Other liabilities                                                       53,936             56,160
--------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities    22,243,718         15,982,306

      Separate account liabilities                                         5,418,863          5,667,840
--------------------------------------------------------------------------------------------------------
                Total liabilities                                         27,662,581         21,650,146
--------------------------------------------------------------------------------------------------------

Stockholders' equity:
      Common stock, $1 par value, 40,000,000 and 20,000,000
           shares authorized; 20,000,000 issued and outstanding               20,000             20,000
            at December 31, 2002 and 2001, respectively
      ClassA,  Series  A  Preferred  stock,  $1  par  value,   8,909,195  shares
           authorized, issued, and outstanding; liquidation
           preference of $321,360 at December 31, 2002                         8,909                  0
      Class A, Series B Preferred stock, $1 par value, 10,000,000 shares authorized;  9,994,289 issued and outstanding;
           liquidation preference of $350,000 at December 31, 2002             9,994                  0
      Loan to parent company                                                (250,000)                 0
      Additional paid-in capital                                           2,123,371            830,274
      Retained earnings                                                      665,014            693,375
      Accumulated other comprehensive income                                 148,551             20,264
--------------------------------------------------------------------------------------------------------
                Total stockholders' equity                                 2,725,839          1,563,913

Commitments and contingencies (notes 6 and 11)
--------------------------------------------------------------------------------------------------------

                Total liabilities and stockholders' equity            $   30,388,420         23,214,059
--------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Operations

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)



                                                                   2002           2001            2000
---------------------------------------------------------------------------------------------------------

Revenue:
      Life insurance premiums                              $      486,236         476,025        453,789
      Other life policy considerations                             57,962          61,714         61,482
      Annuity considerations                                      309,324         200,564        186,393
      Accident and health premiums                                476,999         593,675        654,874
---------------------------------------------------------------------------------------------------------
               Total premiums and considerations                1,330,521       1,331,978      1,356,538

      Premiums and annuity considerations ceded                   455,715         374,997        345,279
---------------------------------------------------------------------------------------------------------
               Net premiums and considerations                    874,806         956,981      1,011,259

      Investment income, net                                      709,274         594,059        438,399
      Realized investment (losses) gains                         (195,031)        (97,534)       122,851
      Other                                                       103,474          76,646         84,912
---------------------------------------------------------------------------------------------------------
               Total revenue                                    1,492,523       1,530,152      1,657,421
---------------------------------------------------------------------------------------------------------

Benefits and expenses:
      Life insurance benefits                                     466,734         491,763        458,203
      Annuity benefits                                            791,778         633,441        443,436
      Accident and health insurance benefits                      349,353         460,987        521,616
---------------------------------------------------------------------------------------------------------
               Total benefits                                   1,607,865       1,586,191      1,423,255

      Benefit recoveries                                          517,034         519,669        445,572
---------------------------------------------------------------------------------------------------------
               Net benefits                                     1,090,831       1,066,522        977,683

      Commissions and other agent compensation                    907,278         494,135        397,020
      General and administrative expenses                         327,941         281,997        241,272
      Taxes, licenses, and fees                                    18,559          18,121         24,553
      Amortization of goodwill                                          0          17,368         16,744
      Amortization of value of business acquired,
          net of interest credited                                  3,876          17,581         20,909
      Change in deferred acquisition costs, net                  (811,267)       (316,439)      (139,748)
---------------------------------------------------------------------------------------------------------
               Total benefits and expenses                      1,537,218       1,579,285      1,538,433
---------------------------------------------------------------------------------------------------------

               (Loss) income from operations before
                    income taxes                                  (44,695)        (49,133)       118,988
---------------------------------------------------------------------------------------------------------

Income tax (benefit) expense:
      Current                                                     (74,379)         (2,544)        28,871
      Deferred                                                     58,045          (7,867)       (15,917)
---------------------------------------------------------------------------------------------------------
               Total income tax (benefit) expense                 (16,334)        (10,411)        12,954
---------------------------------------------------------------------------------------------------------

               (Loss) income before cumulative effect
                    of change in accounting                       (28,361)        (38,722)       106,034
Cumulative effect of change in
      accounting, net of tax benefit                                    0          (6,257)             0
---------------------------------------------------------------------------------------------------------

               Net (loss) income                           $      (28,361)        (44,979)       106,034
---------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

             Consolidated Statements of Comprehensive Income (Loss)

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)



                                                                                   2002           2001          2000

----------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                          $     (28,361)       (44,979)      106,034
----------------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss):
     Foreign currency translation adjustments, net of tax                            539         (2,925)         (798)
----------------------------------------------------------------------------------------------------------------------
     Unrealized gains (losses) on fixed maturity and equity securities:
         Unrealized holding gains (losses) arising during the period, net of effect on  deferred  policy  acquisition  costs of  $294,480,
            $86,817, and $0 for 2002, 2001, and 2000,  respectively,  and net of tax expense (benefit) of $347, $(35,992), and
            $23,155 in 2002, 2001, and 2000, respectively                            978        (67,044)       43,001
         Reclassification adjustment for losses (gains) included
            in net income, net of tax benefit (expense) of $68,261,
            $34,137, and $(42,998) in 2002, 2001, and 2002, respectively         126,770         63,397       (79,853)
----------------------------------------------------------------------------------------------------------------------
                    Total unrealized holding gains (losses)                      127,748         (3,647)      (36,852)
----------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                      128,287         (6,572)      (37,650)
----------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income (loss)                      $      99,926        (51,551)       68,384
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholders' Equity

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)


                                                                    2002           2001            2000
---------------------------------------------------------------------------------------------------------

Common stock:
      Balance at beginning and end of year                 $       20,000          20,000         20,000
---------------------------------------------------------------------------------------------------------

Preferred stock:
      Balance at beginning of year                                      0               0              0
      Issuance of Class A, Series A preferred stock                 8,909
      Issuance of Class A, Series B preferred stock                 9,994               0              0
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                       18,903               0              0
---------------------------------------------------------------------------------------------------------

Loan to parent company:
      Balance at beginning of year                                      0               0              0
      Issuance of loan to parent company                         (250,000)              0              0
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                     (250,000)              0              0
---------------------------------------------------------------------------------------------------------

Additional paid-in capital:
      Balance at beginning of year                                830,274         830,274        830,274
      Capital contribution                                      1,293,097               0              0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                    2,123,371         830,274        830,274
---------------------------------------------------------------------------------------------------------

Retained earnings:
      Balance at beginning of year                                693,375         738,354        632,320
      Net (loss) income                                           (28,361)        (44,979)       106,034
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                      665,014         693,375        738,354
---------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income: Accumulated unrealized holding gain:
      Balance at beginning of year                                 28,735          32,382         69,234
      Net unrealized gain (loss) on investments during
          the year, net of deferred federal income taxes
          and deferred acquisition costs                          127,748          (3,647)       (36,852)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                      156,483          28,735         32,382
---------------------------------------------------------------------------------------------------------

   Accumulated unrealized foreign currency gain (loss):
      Balance at beginning of year                                 (8,471)         (5,546)        (4,748)
      Net unrealized gain (loss) on foreign currency
          translation during the year, net of deferred
          federal income taxes                                        539          (2,925)          (798)
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                       (7,932)         (8,471)        (5,546)

---------------------------------------------------------------------------------------------------------
      Total accumulated other comprehensive income                148,551          20,264         26,836
---------------------------------------------------------------------------------------------------------

                    Total stockholders' equity             $    2,725,839       1,563,913      1,615,464
---------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)



                                                                          2002           2001           2000
----------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
     Net (loss) income                                             $      (28,361)       (44,979)       106,034
----------------------------------------------------------------------------------------------------------------

       Adjustments  to  reconcile  net  (loss)  income to net cash  provided  by operating activities:
             Realized investment losses (gains)                           195,031         97,534       (134,916)
             Unrealized loss (gain) on equity-indexed annuity-
                 related options and reserves                              20,065        (11,044)        13,554
             Deferred federal income tax (benefit)                         58,045         (7,867)       (15,917)
             Charges to policy account balances                           (50,687)       (50,148)       (45,354)
             Interest credited to policy account balances                 503,080        411,728        310,005
             Depreciation and amortization                                 (5,619)        22,202         22,352
             Equity in earnings of equity method investees                (15,055)        (4,682)        (2,659)
             Change in:
                 Accrued investment income                                (52,932)       (27,958)       (14,524)
                 Receivables                                               (1,061)        69,049          1,819
                 Reinsurance recoverable                                  107,498         36,548        132,060
                 Deferred acquisition costs                              (811,267)      (316,439)      (139,748)
                 Future benefit reserves                                  104,894         13,463        232,554
                 Policy and contract claims
                     and other policyholder funds                         142,109        (64,700)        19,315
                 Unearned premiums                                          1,010         (7,404)          (106)
                 Reinsurance payable                                      (37,609)       (10,028)       (65,413)
                 Deferred income on reinsurance                           (19,933)       (20,359)       (20,385)
                 Current tax recoverable                                  (36,264)       (50,307)         9,832
                 Accrued expenses and other liabilities                   (42,527)        (2,328)        10,460
                 Commissions due and accrued                               44,149          7,298          1,269
             Other, net                                                    (6,832)         6,477        (11,508)
----------------------------------------------------------------------------------------------------------------
                      Total adjustments                                    96,095         91,035        302,690
----------------------------------------------------------------------------------------------------------------

             Net cash provided by operating activities                     67,734         46,056        408,724
----------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.         (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                Consolidated Statements of Cash Flows, continued

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)

                                                                   2002            2001            2000
------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities                  $           67,734         46,056       408,724
------------------------------------------------------------------------------------------------------------

Cash flows used in investing activities:
      Purchase of fixed maturity securities                      (10,938,153)     (5,108,299)    (2,048,850)
      Purchase of equity securities                                 (489,042)       (454,448)    (1,262,887)
      Purchase of real estate                                        (22,749)        (57,742)      (169,960)
      Purchase of options                                           (114,149)       (140,512)       (84,045)
      Funding of mortgage loans                                     (168,350)       (124,437)       (85,559)
      Sale and redemption of fixed maturity securities             6,794,431       2,442,611      1,101,652
      Matured fixed maturity securities                               34,249          65,080         93,125
      Sale of equity securities                                      413,034         456,238      1,263,995
      Sale of real estate                                             16,194             686            487
      Sale of interest in unconsolidated subsidiary                        0           3,558              0
      Change in securities under
          agreements to repurchase                                  (608,207)        819,968              0
      Repayment of mortgage loans                                     50,129          24,993         47,945
      Net change in short-term securities                         (1,034,097)         11,833       (169,953)
      Purchase of home office property and equipment                     (54)        (51,934)       (36,765)
      Purchase of interest in equity method investees                (12,782)         (9,320)       (24,357)
      Loan to parent company                                               0        (100,000)             0
      Other, net                                                        (860)        (17,255)         6,817
------------------------------------------------------------------------------------------------------------

      Net cash used in investing activities                       (6,080,406)     (2,238,980)    (1,368,355)
------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                  6,821,605       2,958,810      1,957,756
      Policyholders' withdrawals from account balances            (1,176,152)     (1,076,940)    (1,060,027)
      Policyholders' net transfers between account balances          (22,172)        235,971         (3,828)
      Change in amounts drawn in excess of bank balances              10,724          36,552         31,144
      Change in mortgage notes payable                               (12,878)         62,712              0
      Loan to parent company                                        (250,000)              0              0
      Proceeds from issuance of preferred stock                      662,000               0              0
------------------------------------------------------------------------------------------------------------

      Net cash provided by financing activities                    6,033,127       2,217,105        925,045
------------------------------------------------------------------------------------------------------------

                    Net change in cash                                20,455          24,181        (34,586)

Cash at beginning of year                                             65,808          41,627         76,213
------------------------------------------------------------------------------------------------------------

Cash at end of year                                          $        86,263          65,808         41,627
------------------------------------------------------------------------------------------------------------
Supplemental Data:
Non-cash investing and financing activities:
      Preferred stock received from affiliate                $       650,000               0              0
------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001, and 2000
                        (in thousands, except share data)

(1)  Summary of Significant Accounting Policies

     Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. and its subsidiaries (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company. See note 12 to these financial statements for further information.

     The Company is a life insurance company that is licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2002 statutory net premium, 94%, 4%, and 2% of the Company's business is annuity, life, and accident and health, respectively. The annuity business is comprised of equity-indexed, five-year deferral, variable, and one-year deferral annuities representing 43%, 22%, 22%, and 13% of 2002 statutory net premium, respectively. The Company made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will continue to decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies, and third-party marketing organizations.

     Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

     Basis of Presentation

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America
     (GAAP), which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Allianz Life Insurance Company of New York (formerly known as Preferred Life Insurance Company of New York), and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets and asset valuations could cause actual results to differ from the estimates used in the consolidated financial statements.

     Traditional Life, Group Life, and Group Accident and Health Insurance

     Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts, and certain annuity products with life contingencies.

     Premiums on traditional life and group life products are recognized as income as earned ratably over the life of the contract. Group accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium-paying periods of the contracts. Matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                       (in thousands, except share data)


     Nontraditional and Variable Life and Annuity Business

     Nontraditional and variable life insurance and interest-sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest-sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest-bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders, including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholders' accounts and claims or benefits incurred in excess of the contractholders' balance. The change in fair market value of embedded derivatives in equity-indexed products is included in net investment income.

     Value of Business Acquired and Goodwill

     The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance is summarized below.
                                                2002         2001         2000
--------------------------------------------------------------------------------

     Balance, beginning of year           $     160,645     189,454     210,363
     Interest                                     6,334       6,770       7,433
     Amortization                               (10,210)    (24,351)    (28,342)
     Cumulative adjustment - FAS 133                  0     (11,228)          0
                                       -----------------------------------------
     Balance, end of year                 $     156,769     160,645     189,454
                                       -----------------------------------------


     The net amortization of the VOBA in each of the next five years is expected to be: 2003 - $19,516; 2004 - $17,341; 2005 - $14,008; 2006 - $13,301; and
     2007 - $12,646.

     Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Prior to January 1, 2002, goodwill related to the purchase of LifeUSA Insurance Company was amortized on a straight-line basis over 20 years; all other goodwill was amortized over 15 years. The Company acquired two minority-owned organizations after June 30, 2001 that resulted in goodwill of $5,000. Since these acquisitions were completed after June 30, 2001, in accordance with the provisions of Statement of Financial Accounting Standards (SFAS) No. 142, Goodwill and Other Intangible Assets, goodwill was not amortized. Subsequent to January 1, 2002, goodwill has not been amortized. During 2002, the Company acquired one minority-owned organization and increased its ownership in six minority-owned organizations, which resulted in goodwill of $12,724. Accumulated amortization as of January 1, 2002 was $37,964. Comparable net income, excluding goodwill amortization, for 2001 and 2000 is summarized below.

                                                        2001           2000
     ---------------------------------------------------------------------------
     Net (loss) income, as reported            $     (44,979)       106,034
     Goodwill amortization                            17,368         16,744
                                                  ------------------------------
     Net (loss) income, excluding
            goodwill amortization              $     (27,611)       122,778
                                                  ------------------------------

     The value of both VOBA and goodwill is monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates are based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable and an impairment test is completed. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings. Based on these fair value calculations, there is no goodwill impairment at December 31, 2002.

                                       2                              (combined)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     Deferred Acquisition Costs

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest-sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Deferred acquisition costs amortized during 2002, 2001, and 2000 were $165,046, $117,854, and $162,746, respectively.

     Adjustments to deferred acquisition costs are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities. These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Adjustments may also be made to deferred acquisition costs related to equity-indexed annuities and universal life products for investment activity such as bond defaults on fixed maturity securities, write-downs on other than temporarily impaired fixed maturity securities, and trading gains and losses. Management action may include assumption changes in the deferred acquisition cost models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed maturity securities purchased as investment grade only and not non-investment grade items that were purchased with other yield considerations.

     Future Policy Benefit Reserves

     Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 3.5% to 6%.

     Policy and Contract Account Balances

     Policy and contract account balances for interest-sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal, and interest margin assumptions. For equity-indexed products, the policyholder obligation is divided into two parts - one part representing the fair value of the expected index benefit over the life of the contract, and the second part representing the value of the host contract. The index benefit is valued at fair value using current capital market observations, along with estimates of future policyholder behavior. The host contract is valued consistently with similar deferred annuity contracts without an index benefit.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are carried at fair value using capital market scenarios, along with estimates of future policyholder behavior.

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.


                                       3                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     Policy and Contract Claims

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term case benefits include interest and mortality discounting.

     Reinsurance

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     Investments

     The Company classifies its entire fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value; unrealized gains and losses, net of tax, are credited or charged directly to stockholders' equity. The preferred stock of affiliate is carried at cost. The Company considers it not practicable to determine the fair value of the preferred stock of affiliate, as it is not a readily marketable security. The characteristics of the preferred stock of affiliate are discussed in note 8. Securities held under repurchase agreements and forward commitments are also carried at fair value.
     Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed maturity securities are amortized using a level-yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is not to hold mortgage loans for sale. The loan to parent company is carried at cost, while fair value is calculated by management using the market price of a financial instrument with similar characteristics. Interest on the loan to parent company is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation. Partnerships are accounted for on the equity basis, with changes in carrying value included in investment income in the Consolidated Statement of Operations.

     Realized gains and losses are computed based on the specific identification method. In addition, as a result of market conditions and the growth of the Company's annuity business in 2001, it became necessary to adjust deferred policy acquisition costs for unrealized gains and losses on available-for-sale instruments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholders' equity, net of related adjustments for deferred policy acquisition costs and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Consolidated Statement of Operations. The Company reviews all securities on a quarterly basis and recognizes


                                       4                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market, and industry. The Company may adjust deferred acquisition costs for impairments on fixed maturity securities, as discussed in the deferred acquisition costs section of this note.

     As of December 31, 2002 and 2001, investments with a carrying value of $77,338 and $80,233, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

     The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of fixed maturity securities held under agreements to repurchase, securities held under forward commitments, and equity securities are based primarily on independent pricing services, broker quotes, and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

     Investments Recorded Using the Equity Method

     The Company uses the equity method of accounting for the various organizations in which it holds a minority interest. The Company's proportionate share of gains or losses is reflected in other income on the Consolidated Statement of Operations.

     Accounting for Option Contracts

     Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 Index and the NASDAQ 100 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the appropriate underlying index with similar characteristics to economically hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate or take other management actions. As of December 31, 2002, management believes a satisfactory economic hedge exists.

     The option contracts are reported at fair value on the Consolidated Balance Sheet. The fair value of the options are obtained from counterparties and deemed by management to approximate the estimated market values. The policy and contract account balance liability for the index benefit is reported in policy and contract account balances on the Consolidated Balance Sheet. Changes in unrealized gains and losses on the option contracts are recorded net of increases or decreases in the policy and contract account balance liability for the index benefit in investment income on the Consolidated Statement of Operations. Unrealized losses from option contracts used to hedge certain annuity products tied to the S&P 500 Index or NASDAQ 100 Index were $89,277 and $67,641 in 2002 and 2001, respectively. Decreases in the policy and contract account balance liability for the index benefit of certain annuity products were $69,212 and $79,950 in 2002 and 2001, respectively.

     The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index and the NASDAQ 100 Index. Three types of options are purchased: five-year options with daily averaging of the index during the last year of the contract, five-year cliquet options, which use monthly averaging of the index during each year and resets at each anniversary date of the option contract, and one-year call spread with monthly averaging of the Index. The strike price depends on the product, index period, cap, and credited rate. The Company only purchases option contracts from counterparties rated A- or better and the option contracts are not purchased for speculative or income-generating purposes. At December 31, 2002, 87.1% of contracts were purchased from four counterparties.




                                       5                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     Securities Held Under Forward Commitment Contracts

     As of December 31, 2002 and 2001, the Company had outstanding commitments with a face amount of $525,200 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to be announced" (TBA) basis. The interest rate on these securities was 6.5%. The Company received income from commitments of this type totaling $12,966, $34,023, and $23,436 in 2002, 2001, and 2000, respectively, which is included in investment income on the Consolidated Statement of Operations. Forward commitment contracts were considered derivatives and accounted for under the guidance prescribed by SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard is explained further in the accounting changes section of this note.

     Securities Held under Agreements to Repurchase

     During 2002 and 2001, the Company entered into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identified certain securities for delivery in the current month and simultaneously contracted with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gave up the right to receive principal and interest on the securities identified. As of December 31, 2002 and 2001, mortgage-backed securities underlying such agreements were carried at a market value of $211,006 and $815,969, respectively. Other liabilities of $211,761 and $819,968 in 2002 and 2001, respectively, represent funds received under these agreements. The interest rate on these securities was 6.0% and 6.5% in 2002 and 2001, respectively. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $34,562, $6,206, and $0 in 2002, 2001, and 2000, respectively, which is included in investment income on the Consolidated Statement of Operations.

     Home Office Property and Equipment

     Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in income.

     Preoperating and start-up costs incurred in connection with the construction of the Company's new headquarters were capitalized until the facility became operational. These costs are being amortized, using the straight-line method, over a thirty-nine year period. Capitalized costs, including interest, incurred in 2001 were $60,400. Interest was capitalized in connection with the construction and recorded as part of the asset to which it relates and is being amortized over the asset's estimated useful life. In 2001 and 2000, $2,197 and $796, respectively, of interest was capitalized. The amount of capitalized costs amortized, including interest, during 2002 and 2001 was $2,231 and $837, respectively.

     Income Taxes

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     Separate Accounts

     Separate   accounts   represent  funds  for  which  investment  income  and
     investment gains and losses accrue directly to policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

                                       6                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

     Receivables

     Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables.

     Accounting Changes

     Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activity, was adopted effective January 1, 2001. The statement requires all derivatives (including certain derivative instruments embedded in contracts) to be recognized on the balance sheet at their fair values and changes in fair value recognized in earnings or as unrealized gains (losses) in other comprehensive income. The Company has marked all material derivative instruments to market. Adoption of SFAS No. 133 on January 1, 2001 resulted in a cumulative effect of change in accounting, net of taxes, of $6,257, which was recognized as a loss in the Consolidated Statement of Operations. This loss was comprised of an $8,627 net loss due to the bifurcation and fair value determination of the policy and contract account balance liability for the index benefit in the equity indexed annuity products offset by a net gain of $2,370 to mark securities held under forward commitment contracts to fair market values.

     In July 2001, the FASB issued SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, as well as all purchase method business combinations completed after June 30, 2001. SFAS No. 141 also specifies criteria that must be met in order for the intangible assets acquired in a purchase method business combination to be recognized and reported apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of SFAS No. 142.

     The Company adopted SFAS No. 141 in July 2001 and SFAS No. 142 on January 1, 2002. The Company evaluated its existing intangible assets and goodwill acquired in a prior purchase business combination and determined no reclassifications were necessary. The Company also performed the required test for impairment upon adoption and determined that goodwill was not impaired.

     SFAS No. 144, Accounting for Impairment or Disposal of Long-Lived Assets, replaces SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed of, as well as Accounting Principles Board (APB) Opinion No. 30, Reporting Results of Operations - Reporting the Effects of Disposal of a Segment of a Business. This statement is effective for financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within those fiscal years. Adoption of this statement did not have a material impact on the consolidated financial statements.

     In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. This interpretation clarifies disclosure requirements for a guarantor about its obligations under certain guarantees that it has issued. It also clarifies that a guarantor is required to recognize, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. The disclosure requirements are effective for financial statements issued after December 15, 2002 and the requirements for recognizing and measuring the initial liability are effective on a prospective basis to guarantees issued or modified after December 31, 2002. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.


                                       7                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51. This interpretation clarifies the application of Accounting Research Bulletin
     (ARB) No. 51, Consolidated Financial Statements, to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. This interpretation is effective for all financial statements issued after January 31, 2003 to variable interest entities created or in which an enterprise obtains an interest in after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003 to variable interests acquired before February 1, 2003. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.

     Accounting Pronouncements to be Adopted

     SFAS No. 143, Accounting for Asset Retirement Obligations, addresses the accounting for obligations arising from the retirement of all tangible long-lived assets and expands the scope to include obligations that are identifiable by the entity upon acquisition and construction and during the operating life of a long-lived asset. This statement is effective for financial statements issued for fiscal years beginning after June 15, 2002. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.

     SFAS No.  146,  Accounting  for  Costs  Associated  with  Exit or  Disposal
     Activities, replaces Emerging Issues Task Force (EITF) Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit An Activity. This statement is effective for financial statements issued for exit or disposal activities that are initiated after December 31, 2002. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.

     In January 2003, the FASB announced that the accounting for reinsurance arrangements that provide for sharing of investment results on an underlying investment portfolio between a reinsurer and the ceding company will be included as part of the Derivatives Implementation Group (DIG) Issue B36, Bifurcation of Embedded Credit Derivatives, expected to be released for exposure draft in 2003. The DIG issue addresses whether certain reinsurance arrangements may include an embedded derivative under SFAS No. 133 to be identified and accounted for separately from the reinsurance arrangement by both the ceding and assuming companies. The impact of this issue on the Company's consolidated financial statements is unknown at this time.

     Reclassifications

     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2002, the Company changed its method of presentation for the increases and decreases of the policy and contract account balances liability for the index benefit on equity-indexed products by reclassifying this activity from annuity benefits and benefit recoveries to investment income on the Consolidated Statement of Operations. This reclassification was made to better match the activity between the related assets and liabilities. Certain 2001 balances have been reclassified to reflect the new presentation.

                                       8                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(2)  Investments

     Investments at December 31, 2002 consist of:

                                                               Amortized       Estimated       Consolidated
                                                                  cost            fair            balance
                                                                or cost          value             sheet
-------------------------------------------------------------------------------------------------------------

Fixed maturity securities:
      U.S. government                                      $     1,395,670       1,476,909         1,476,909
      States and political subdivisions                             67,018          76,628            76,628
      Foreign government                                            60,823          69,628            69,628
      Public utilities                                             312,012         328,298           328,298
      Corporate securities                                       7,269,201       7,742,989         7,742,989
      Mortgage-backed securities                                 2,646,536       2,711,808         2,711,808
      Collateralized mortgage obligations                          235,156         259,444           259,444
-------------------------------------------------------------------------------------------------------------

           Total fixed maturities                               11,986,416      12,665,704        12,665,704
-------------------------------------------------------------------------------------------------------------

Securities held under agreements to repurchase                     200,051         211,006           211,006
Securities held under forward commitments                          546,702         546,702           546,702
-------------------------------------------------------------------------------------------------------------

Equity securities:
      Common stocks:
           Banks, trusts, and insurance companies                      204             204               204
           Industrial and miscellaneous                            488,711         420,157           420,157
      Preferred stocks                                               6,374           6,653             6,653
-------------------------------------------------------------------------------------------------------------

           Total equity securities                                 495,289         427,014           427,014
-------------------------------------------------------------------------------------------------------------

Other investments:
      Preferred stock of affiliate                                 650,000           XXXXX           650,000
      Mortgage loans on real estate                                782,550           XXXXX           782,550
      Certificates of deposit and
           short-term securities                                 1,331,745           XXXXX         1,331,745
      Policy loans                                                  43,964           XXXXX            43,964
      Real estate                                                  355,372           XXXXX           355,372
      Partnerships                                                  31,073           XXXXX            31,073
      Options                                                      390,599           XXXXX           195,496
      Loan to parent company                                       100,000           XXXXX           100,000
      Investment in equity method investees                         12,542           XXXXX            12,542
      Other long-term investments                                      971           XXXXX               971
-------------------------------------------------------------------------------------------------------------

           Total other investments                               3,698,816           XXXXX         3,503,713
-------------------------------------------------------------------------------------------------------------

           Total investments                               $    16,927,274           XXXXX        17,354,139
-------------------------------------------------------------------------------------------------------------

                                       9                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     At December 31, 2002 and 2001, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as shown in the following table. The amortized cost for securities held under forward commitments includes a SFAS No. 133 market adjustment of $(388), as these items are considered derivatives under SFAS No. 133. Therefore, changes in fair value are included in realized investment gains (losses) in the Consolidated Statement of Operations.

                                                         Amortized          Gross             Gross           Estimated
                                                           cost          unrealized        unrealized           fair
                                                         or cost           gains             losses            value
-------------------------------------------------------------------------------------------------------------------------

2002:
      Fixed maturity securities:
           U.S. government                         $      1,395,670           81,239                 0         1,476,909
           States and political subdivisions                 67,018            9,610                 0            76,628
           Foreign government                                60,823            8,805                 0            69,628
           Public utilities                                 312,012           22,043             5,757           328,298
           Corporate securities                           7,269,201          566,636            92,848         7,742,989
           Mortgage-backed securities                     2,646,536           65,832               560         2,711,808
           Collateralized mortgage obligations              235,156           24,295                 7           259,444
-------------------------------------------------------------------------------------------------------------------------
          Total fixed maturity securites                 11,986,416          778,460            99,172        12,665,704
      Securities held under agreements
                to repurchase                               200,051           10,955                 0           211,006
      Securities held under forward
                commitments                                 546,702                0                 0           546,702
      Equity securities                                     495,289           20,947            89,222           427,014
-------------------------------------------------------------------------------------------------------------------------

          Total                                    $     13,228,458          810,362           188,394        13,850,426
-------------------------------------------------------------------------------------------------------------------------

2001:

      Fixed maturity securities:
           U.S. government                         $      1,453,503           18,287            10,700         1,461,090
           States and political subdivisions                 75,510            2,671               900            77,281
           Foreign government                                95,761            5,293                31           101,023
           Public utilities                                 249,845            3,582             6,397           247,030
           Corporate securities                           4,793,792          183,614            80,659         4,896,747
           Mortgage-backed securities                       378,771            2,959             1,628           380,102
           Collateralized mortgage obligations              328,756           20,631                14           349,373
-------------------------------------------------------------------------------------------------------------------------
          Total fixed maturity securities                 7,375,938          237,037           100,329         7,512,646
      Securities held under agreements
                to repurchase                               812,219            3,750                 0           815,969
      Equity securities                                     485,751           33,677            43,001           476,427
-------------------------------------------------------------------------------------------------------------------------

          Total                                    $      8,673,908          274,464           143,330         8,805,042
-------------------------------------------------------------------------------------------------------------------------

                                       10                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     The net unrealized gains (losses) included in stockholders' equity consists of the following at December 31:

                                                                2002                2001                2000
--------------------------------------------------------------------------------------------------------------

      Fixed maturities                            $          679,288              136,708              16,734
      Securities held under agreements
           to repurchase                                      10,955                3,750                   0
      Equities                                               (68,275)              (9,324)             33,085
      Adjustments for:
            Deferred policy acquisition costs               (381,295)             (86,817)                  0
            Deferred taxes                                   (84,190)             (15,582)            (17,437)
--------------------------------------------------------------------------------------------------------------

      Net unrealized gains                        $          156,483               28,735              32,382
--------------------------------------------------------------------------------------------------------------


     The changes in net unrealized gains (losses) on fixed maturity securities and securities held under agreements to repurchase before adjustments for deferred taxes and deferred policy acquisition costs increased $549,785, $123,724, and $149,547 in each of the years ended December 31, 2002, 2001, and 2000, respectively.

     The changes in net unrealized gains (losses) in equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks, were $(58,951), $(42,409), and $(206,242) for the years ended
     December 31, 2002, 2001, and 2000, respectively.

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed maturity securities with rights to call or prepay without penalty are $3,488,733 as of December 31, 2002.

                                                                           Amortized             Estimated
                                                                             cost               fair value
--------------------------------------------------------------------------------------------------------------

       Due in one year or less                                      $            38,821                39,053
       Due after one year through five years                                  2,662,849             2,804,833
       Due after five years through ten years                                 2,707,783             2,880,919
       Due after ten years                                                    3,695,271             3,969,647
       Mortgage-backed securities and collateralized
           mortgage obligations                                               2,881,692             2,971,252
--------------------------------------------------------------------------------------------------------------

       Totals                                                       $        11,986,416            12,665,704
--------------------------------------------------------------------------------------------------------------


     Proceeds from sales of available-for-sale fixed maturity securities investments during 2002, 2001, and 2000 were $5,740,662, $2,343,370, and
     $595,935,  respectively.  Gross gains of $99,603,  $51,706, and $12,308 and gross losses of $87,650, $35,434, and $22,673 were realized on those sales of securities in 2002, 2001, and 2000, respectively. In 2002, 2001, and 2000, losses of $141,239, $35,674, and $0, respectively, was recognized on fixed maturity securities for other than temporary impairment. The Company also purchased forward commitments of $2,672,100, $5,323,595, and $0 and sold forward commitments of $2,129,235, $5,323,595, and $0 during 2002, 2001, and 2000, respectively.

     Proceeds from the sale of available-for-sale equity securities investments were $413,034, $456,238, and $1,263,995 during 2002, 2001, and 2000, respectively. Gross gains of $30,496, $84,386, and $185,969 and gross losses of $80,301, $78,928, and $41,099 were realized on those sales in 2002, 2001, and 2000, respectively. In 2002, 2001, and 2000, losses of
     $16,086, $85,631, and $12,100, respectively, were recognized on equity securities for other than temporary impairment.


                                       11                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     As of December 31, 2002 and 2001, the Company held options with an amortized cost of $390,599 and $278,612, and fair market value of $195,496 and $173,410, respectively. The notional amounts of the option contracts were $3,075,888 and $1,716,248 at December 31, 2002 and 2001, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                2002                2001                2000
--------------------------------------------------------------------------------------------------------------

Fixed maturity securities                         $         (129,286)             (19,402)            (10,365)
Equity securities                                            (65,891)             (80,173)            132,770
Mortgage loans                                                (1,662)                   0                   0
Real estate                                                    1,333                5,857                   0
Other                                                            475               (3,816)                446
--------------------------------------------------------------------------------------------------------------
           Net (losses) gains before taxes                  (195,031)             (97,534)            122,851

Tax (benefit) expense on net
      realized (losses) gains                                (68,261)             (34,137)             42,998
--------------------------------------------------------------------------------------------------------------

           Net (losses) gains after taxes         $         (126,770)             (63,397)             79,853
--------------------------------------------------------------------------------------------------------------


The valuation allowances on mortgage loans at December 31, 2002, 2001, and 2000 and the changes in the allowance for the years then ended are summarized as follows:

                                                                      2002             2001              2000
---------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                 $         10,185           11,279            11,279

     Charged to operations                                            1,662                0                 0
     Charged to allowance                                                 0           (1,094)                0

---------------------------------------------------------------------------------------------------------------

Balance, end of year                                       $         11,847           10,185            11,279
---------------------------------------------------------------------------------------------------------------


                                       12                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



Major categories of net investment income for the respective years ended December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed maturity securities.

                                                                2002                2001                2000
--------------------------------------------------------------------------------------------------------------

Interest:
      Fixed maturity securities                   $          629,286              449,393             351,203
      Mortgage loans                                          54,533               47,744              43,125
      Policy loans                                             2,596                1,695               1,658
      Short-term securities                                   15,093               16,786              17,796
Dividends:
      Preferred stock                                            143                   93                  19
      Common stock                                             6,714                5,019               5,852
Net change in market value of equity-indexed
      annuity-related options and reserves                   (20,065)              12,309             (13,828)
Interest on assets held by reinsurers                          5,713                6,023               6,483
Income from securities held under forward
      commitments                                             12,966               34,023              23,436
Rental income on real estate                                  39,162               40,109              21,726
Other invested assets                                           (649)              12,871                 831
--------------------------------------------------------------------------------------------------------------
           Total investment income                           745,492              626,065             458,301

Investment expenses                                           36,218               32,006              19,902
--------------------------------------------------------------------------------------------------------------

           Net investment income                  $          709,274              594,059             438,399
--------------------------------------------------------------------------------------------------------------



                                       13                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)


(3)  Summary Table of Fair Value Disclosures
                                                       2002                           2001
---------------------------------------------------------------------------------------------------------------
                                                     Carrying         Fair          Carrying          Fair
                                                      amount          value          amount          value
FINANCIAL ASSETS                                                   -------------  --------------  --------------  -------------
Fixed maturity securities:
    U.S. government                            $      1,476,909       1,476,909       1,461,090      1,461,090
    States and political subdivisions                    76,628          76,628          77,281         77,281
    Foreign governments                                  69,628          69,628         101,023        101,023
    Public utilities                                    328,298         328,298         247,030        247,030
    Corporate securities                              7,742,989       7,742,989       4,896,747      4,896,747
    Mortgage-backed securities                        2,711,808       2,711,808         380,102        380,102
    Collateralized mortgage obligations                 259,444         259,444         349,373        349,373
Securities held under agreements
    to repurchase                                       211,006         211,006         815,969        815,969
Securities held under forward
    commitments                                         546,702         546,702               0              0
Equity securities                                       427,014         427,014         476,427        476,427
Mortgage loans                                          782,550         865,479         665,991        700,322
Short-term securities                                 1,331,745       1,331,745         297,648        297,648
Policy loans                                             43,964          43,964          31,933         31,933
Options                                                 195,496         195,496         173,410        173,410
Loan to parent company                                  100,000         118,190         100,000        107,996
Cash                                                     86,263          86,263          65,808         65,808
Separate accounts assets                              5,418,863       5,418,863       5,667,840      5,667,840

Investment contracts                                 15,306,455      15,033,615      10,463,380      9,815,991
Securities held under agreements
    to repurchase                                       211,761         211,761         819,968        819,968
Securities held under forward
    commitments                                         548,322         548,322               0              0
Mortgage notes payable                                   95,970          95,970         108,848        108,848
Separate account liabilities                          5,418,863       5,263,033       5,667,840      5,572,641
---------------------------------------------------------------------------------------------------------------

     See note 1, "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

     Investment contracts include certain reserves related to deferred annuity and UL products. These reserves are included in the future policy benefit reserves and the policy and contract account balances on the balance sheet.


(4)  Long-term Debt

     On April 26, 2000, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo) for $110,000, including a $1,133 irrevocable standby letter of credit issued in favor of the Housing and Redevelopment Authority in and for The City of Golden Valley. The loan was for the purchase of land and the construction of the Company's new headquarters. The interest was treated as an additional advance at the end of each month and was calculated at either the LIBOR plus 0.625% or the bank's prime rate. The fee for the letter of credit was 0.15625% on the portion available. If there was a draw on the letter of credit, interest was




                                       14                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     calculated at prime plus 2%. As of December 31, 2001, the amount drawn on the loan, including capitalized interest, was $99,848. The Company did not draw on the letter of credit and it was cancelled on October 25, 2001. The Company was obligated to pledge to Wells Fargo FNMA, GNMA, or U.S. Treasury securities equal to 110% of the principal outstanding. As of December 31, 2001, $109,981 was pledged in accordance with the agreement.

     On April 29, 2002, the Company amended the loan agreement with Wells Fargo for the Company's headquarters facility. The interest is paid out each month and is calculated at the LIBOR plus 0.625%. As of December 31, 2002 the amount of the loan was $86,970. The loan will mature on April 29, 2005; however, prepayment is permitted. The Company is obligated to pledge to Wells Fargo FNMA, GNMA, or U.S. Treasury securities equal to 110% of the principal outstanding. As of December 31, 2002, $96,853 was pledged in accordance with the agreement.


(5)   Accident and Health Claim Reserves

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2002 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

     Activity in the accident and health claim reserves is summarized as follows:

                                                                         2002              2001              2000
-------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance
     recoverables of $354,216, $265,489, and $275,550         $        283,801           388,563           387,888

Adjustment primarily related to commutation
     and assumption reinsurance on blocks of business                   (6,108)          (90,030)                0

Incurred related to:
     Current year                                                      105,619           293,922           308,338
     Prior years                                                       (33,969)          (31,687)            2,003
-------------------------------------------------------------------------------------------------------------------
Total incurred                                                          71,650           262,235           310,341
-------------------------------------------------------------------------------------------------------------------

Paid related to:
     Current year                                                       52,071           129,773           120,751
     Prior years                                                        88,307           147,194           188,915
-------------------------------------------------------------------------------------------------------------------
Total paid                                                             140,378           276,967           309,666
-------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
     recoverables of  $485,852, $354,216, and $265,489        $        208,965           283,801           388,563
-------------------------------------------------------------------------------------------------------------------


The accident and health reserves related to claims incurred in prior years decreased by $33,969 and $31,687 in 2002 and 2001, respectively. These changes are largely due to the run-off of the reinsurance-assumed business and discontinuation of the broker administration business. Additional reinsurance arrangements, commutations, and positive reserve development on this business result in declining net claim reserve balances. Paid claims in 2002 are also significantly lower than 2001 due to the run-off of the reinsurance-assumed business and discontinuation of the broker administration business.



                                       15                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(6)  Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     Life insurance, annuities, and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                          Percentage
                                                        Assumed            Ceded                           of amount
                                     Direct           from other         to other             Net           assumed
        Year ended                   amount            companies         companies          amount          to net
----------------------------------------------------------------------------------------------------------------------

December 31, 2002:

Life insurance in force      $         24,235,693       231,271,250        27,436,079       228,070,864        101.4%
----------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                 119,088           425,111           127,329           416,870        102.0%
     Annuities                            308,957               366            17,903           291,420          0.1%
     Accident and health                  388,493            88,506           310,483           166,516         53.2%
----------------------------------------------------------------------------------------------------------------------

        Total premiums       $            816,538           513,983           455,715           874,806         58.8%
----------------------------------------------------------------------------------------------------------------------

December 31, 2001:

Life insurance in force      $         28,755,620       194,301,542        25,851,346       197,205,816         98.5%
----------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                 147,396           390,343           122,058           415,681         93.9%
     Annuities                            200,117               447            23,359           177,205          0.3%
     Accident and health                  452,519           141,156           229,580           364,095         38.8%
----------------------------------------------------------------------------------------------------------------------

        Total premiums       $            800,032           531,946           374,997           956,981         55.6%
----------------------------------------------------------------------------------------------------------------------

December 31, 2000:

Life insurance in force      $         35,628,042       168,888,297        24,531,393       179,984,946         93.8%
----------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                 184,310           330,961           126,045           389,226         85.0%
     Annuities                            185,388             1,005            13,343           173,050          0.6%
     Accident and health                  480,539           174,335           205,891           448,983         38.8%
----------------------------------------------------------------------------------------------------------------------

        Total premiums       $            850,237           506,301           345,279         1,011,259         50.1%
----------------------------------------------------------------------------------------------------------------------


                                       16                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



Included in reinsurance recoverables at December 31, 2002 are $1,590,874, $1,135,739, and $843,582 recoverable from three insurers who, as of December 31, 2002, were rated A- or higher by A.M. Best's Insurance Reports.

Of the amounts ceded to others, the Company ceded life insurance in force of $6,683,052, $5,958,233, and $4,779,834 in 2002, 2001, and 2000, respectively, and life insurance premiums earned of $11,620, $10,774, and $8,764 in 2002, 2001, and 2000, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $1,752, $9,128, and $161 in 2002, 2001, and 2000, respectively.

Throughout 2002 and 2001, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group accident and health reinsurance-assumed business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company has ceded group accident and health and life premiums of $27,275 and $55,398 and received expense allowances of $1,573 and $11,921 in 2002 and 2001, respectively.

Effective May 1, 2001, the Company entered into an assumption reinsurance agreement whereby a Canadian disability block of business was sold to an unrelated insurance company. Assumption reinsurance transfers all duties, obligations, and liabilities in connection with these policies to the unrelated insurance company. The Company transferred reserves of $77,778 and recognized a loss of $3,836 in connection with this agreement. In 2001, the Company also entered into a commutation agreement with an unrelated company transferring net reserves of $12,252 and recognizing a gain of $6,934.

Effective December 31, 2001, the Company entered into a combination coinsurance and modified coinsurance contract, as well as a yearly renewable term reinsurance agreement with an unrelated insurance company to reinsure a block of traditional life business. This agreement does not qualify as reinsurance according to SFAS No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, but does qualify as financial reinsurance under statutory accounting. In connection with this agreement, the Company ceded, on a statutory basis, premiums of $152,301 and $97,929, recognized a recoverable on future benefit reserves of $142,033 and $85,159, and a ceding allowance of $44,618 and $63,472 in 2002 and 2001, respectively. Impact under GAAP accounting was immaterial.

Effective December 31, 2001, the Company entered into another combination coinsurance and modified coinsurance contract with an unrelated insurance company to reinsure a block of in force variable annuity business. This agreement also did not qualify as reinsurance under SFAS No. 113, but is reported as financial reinsurance under statutory reporting. In connection with this agreement, the Company ceded, on a statutory basis, premiums of $4,500 and $1,540,000, recognized a recoverable on policy and contract account balances of $10,200 and $15,000, and a ceding allowance of $11,200 and $15,000 in 2002 and
2001, respectively. Impact under GAAP accounting was immaterial.

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of life and annuity business with 1999 premium of $97,100. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2002, 2001, and 2000, $6,380, $6,247, and $6,038, respectively, was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue as of December 31, 2002 and 2001 was $72,157 and $78,537, respectively.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business, including certain universal life and traditional life insurance policies and annuity contracts. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2002, 2001, and 2000, $12,145, $12,617, and $13,844, respectively, was amortized and included in other revenue in the consolidated statements of operations. Deferred revenue as of December 31, 2002 and 2001 was $52,502 and $64,647, respectively.


                                       17                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(7)  Income Taxes

     Income Tax  (Benefit) Expense

     Total income tax (benefit) expense for the years ended December 31 are as follows:


                                                                    2002             2001             2000
----------------------------------------------------------------------------------------------------------


Income tax expense attributable to operations:
Current tax benefit (expense)                           $        (74,379)          (2,544)         28,871

Deferred tax expense (benefit)                                    58,045           (7,867)        (15,917)
----------------------------------------------------------------------------------------------------------

Total income tax (benefit) expense
attributable to operations                                       (16,334)         (10,411)         12,954

Tax venefit due to cumulative effect of
change in accounting                                                   0           (3,369)              0
----------------------------------------------------------------------------------------------------------

Total income tax (benefit) expense
attributable to net income                                       (16,334)         (13,780)         12,954


Income tax expense (benefit) allocated to
  stockholders' equity:
     Attributable to unrealized
         gains and losses on investments                          68,608           (1,854)        (19,843)
     Attributable to unrealized
         gains and losses on foreign exchange                        214           (1,575)           (430)
----------------------------------------------------------------------------------------------------------
                                                        $         52,488          (17,209)         (7,319)
----------------------------------------------------------------------------------------------------------


     Components of Income Tax (Benefit) Expense

     Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the consolidated statements of operations for the respective years ended December 31 as follows:


                                                                        2002             2001             2000
--------------------------------------------------------------------------------------------------------------

Income tax (benefit) expense computed at
      the statutory rate
                                                            $        (15,643)        (17,196)          41,646
Dividends received deductions and tax-
      exempt interest                                                 (3,702)         (4,811)         (10,409)
Adequacy release                                                           0               0          (28,010)
Foreign tax, net                                                        (395)           (931)             935
Prior year adjustment to dividends
       received deduction                                              2,709           5,015                0
Goodwill amortization                                                      0           5,827            5,678
Other                                                                    697           1,685            3,114
--------------------------------------------------------------------------------------------------------------

           Income tax (benefit) expense as reported         $        (16,334)        (10,411)          12,954
--------------------------------------------------------------------------------------------------------------


                                       18                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                  2002                2001
-------------------------------------------------------------------------------------------------------------

Deferred tax assets:
      Provision for post retirement benefits                         $            2,974                2,666
      Allowance for uncollectible accounts                                            5                  929
      Policy reserves                                                           497,436              357,480
      Net unrealized loss on investments                                              0                  212
      Impaired assets                                                            43,080               22,066
      Investment income                                                          36,056                8,503
      Expense accruals                                                            9,768               28,969
      Net operating loss carryforward                                            31,172                    0
      Other                                                                      17,255                5,402
-------------------------------------------------------------------------------------------------------------

           Total deferred tax assets                                            637,746              426,227
-------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
      Deferred acquisition costs                                                636,153              364,651
      Net unrealized gain on investments                                         68,611                    0
      Value of business acquired                                                 58,799               60,156
      Other                                                                       2,023                2,482
-------------------------------------------------------------------------------------------------------------

           Total deferred tax liabilities                                       765,586              427,289
-------------------------------------------------------------------------------------------------------------

Net deferred tax liability                                           $          127,840                1,062
-------------------------------------------------------------------------------------------------------------


Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company and its subsidiaries file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries, and USAllianz Securities, Inc. generally will be paid for the tax benefit on their losses and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $24, $49,481, and $16,051 in 2002, 2001 and 2000, respectively. At December 31, 2002 and 2001, the Company had a tax recoverable from AZOA of $84,882 and $24,300, respectively, included in income tax recoverable on the Consolidated Balance Sheet.

At December 31, 2002 and 2001, the Company had a tax recoverable separate from the agreement with AZOA in the amount of $2,341 and $26,659, respectively. These amounts are for foreign taxes and taxes recoverable from subsidiaries.




                                       19                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(8)  Related-party Transactions

     During 2002, the Company issued 8,909,195 shares of Class A, Series A preferred stock and 9,994,289 shares of Class A, Series B preferred stock with a par value of $1.00 per share to AZOA at $35.02 per share resulting in proceeds of $662,000 to the Company. See further discussion in note 12 to these consolidated financial statements.

     In December 2002, the Company received a capital contribution from AZOA in the form of 69,149 shares of Allianz Insurance Company (AIC) preferred stock, a wholly owned subsidiary of AZOA. This resulted in additional paid-in capital of $650,000. The shares were issued at $9,400.00 per share (the Purchase Price), representing the assigned value of these shares and the amount AZOA paid for the shares upon issuance. The assigned value was derived from the underlying statutory net book value of AIC and the ownership percentage each share represents. The shares carry a liquidation preference equal to the Purchase Price plus an amount necessary to yield an annual return of 6%, compounded annually, and is also redeemable at an amount equal to the liquidation preference. In addition, the Company, at its option, may convert each share into one share of common stock at AIC.

     The Company's investment in AIC preferred stock represents 23.7% of the outstanding shares of AIC and is accounted for in accordance with the cost method at the Purchase Price. The number of shares and Purchase Price was determined ratably with existing common shares based on statutory book value as of September 30, 2002. Under the cost method, potential unrealized gains are not recognized, even though the contractual rights of the shares provide for either redemption with a cumulative yield of 6% or conversion to common shares.

     The AIC preferred stock carries a redemption value equal to the liquidation preference less actual dividends paid. As of December 31, 2002, the redemption value of the AIC preferred stock approximates $650,000, and the book value of the underlying common shares the Company could obtain upon conversion approximates $1,445,063. As there is no quoted market price for the common stock of this non-traded affiliate, it was not practicable to estimate the market value of an investment representing 23.7% of the issued stock without incurring excessive costs.

     In connection with its investment in AIC preferred stock, the Company entered into a stand-by stock purchase agreement with Allianz AG, which entitles the Company to sell these preferred shares to Allianz AG at a price equal to their then current redemption value. The agreement has a one-year term and is automatically renewed annually unless terminated in writing by Allianz AG. This agreement may be exercised in the event of certain rating agency downgrades of Fireman's Fund Insurance Company (an affiliate) to levels as specified in the agreement. In consideration for this right, the Company agreed to pay an annual premium equal to 0.3% of the Purchase Price of the shares. The current agreement's annual premium of $1,950 was reported as a prepaid asset on the Consolidated Balance Sheet at December 31, 2002.

     In December 2002, the Company entered in to an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6.00%. The outstanding loan balance is included as a component of stockholders' equity in the Consolidated Balance Sheet. Interest of $500 was earned during 2002 and is included in investment income on the Consolidated Statements of Operations.

     Effective January 26, 2001, the Company entered in to an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of AIC, which has a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $7,160 and $6,681 was earned during 2002 and 2001, respectively, and is included in investment income on the Consolidated Statements of Operations.



                                       20                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     The Company reimbursed AZOA $11,285, $10,003, and $4,729, in 2002, 2001 and 2000, respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $0 and $1,180 at December 31, 2002 and 2001, respectively, and is included in accrued expenses on the Consolidated Balance Sheet.

     The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $1,640, $1,811, and $31 in 2002, 2001 and 2000, respectively. The Company's liability for data center and other system support charges was $0 and $358 at December 31, 2002 and 2001, respectively, and is included in accrued expenses on the Consolidated Balance Sheet.


(9)  Employee Benefit Plans

     The Company participates in the Allianz Primary Retirement Plan (PRP), a defined contribution plan. The Company contributes to the plan based on a percentage of the participant's eligible salary. All eligible employees begin participating in the PRP on their hire date. Participants are 100% vested in Company contributions after two years of service. It is the Company's policy to fund the plan costs as incurred. Effective December 31, 2002, the Company terminated the PRP and merged it into the Allianz Asset Accumulation Plan (AAAP). Upon termination of the PRP, participants who had not completed the requirements to be fully vested became 100% vested. Total PRP contributions were $3,611, $3,023, and $1,992 in 2002, 2001, and 2000, respectively.

     The Company participates in the AAAP, a defined contribution plan sponsored by Fireman's Fund Insurance Company. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. Effective July 18, 2002, the maximum contribution per payroll was waived, although contributions remain subject to annual limitations set by ERISA. The AAAP will accept participant's pre-tax or after-tax contributions up to 99% of the participants' eligible compensation. Under the eligible employees' provisions, the Company will match 75% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service. The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. No profit-sharing contributions have been made since 1998. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, shall be payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees shall not be payable from the trust fund, but shall instead be paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $3,210, $2,861, and $2,144 in 2002, 2001, and 2000, respectively, toward the AAAP matching contributions.

     The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2002 and 2001 was $8,058 and $7,527, respectively. This liability is included in other liabilities on the Consolidated Balance Sheet.

     The Company is participating in an Employee Stock Purchase Plan established in 2001 by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz AG at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz AG determines the purchase price of the shares. A committee appointed by AZOA determines the discount price. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz AG. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, was paid by the Company in 2002 and 2001 and amounted to $82 and $235, respectively.


                                       21                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)


(10) Statutory Financial Data and Dividend Restrictions

     Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory accounting do not include provisions for withdrawals.

     The differences between stockholders' equity and net income (loss) reported in accordance with statutory accounting practices on the Company's stand-alone financial statements and the accompanying GAAP consolidated financial statements as of and for the year ended December 31 are as follows:


                                                           Stockholders' equity                     Net (loss) income
                                                  -----------------------------   --------------------------------------------
                                                      2002            2001             2002            2001          2000
------------------------------------------------------------------------------------------------------------------------------

Statutory basis                                 $     1,663,934        700,425          (326,751)      (285,137)       83,732
Adjustments:
    Change in reserve basis                          (1,230,412)      (791,350)         (383,656)      (196,531)      (91,992)
    Deferred acquisition costs                        1,682,220      1,165,432           811,267        316,439       139,748
    Value of business acquired                          156,769        160,645            (3,876)       (17,581)      (20,909)
    Goodwill                                            210,854        198,822               351        (17,368)      (15,390)
    Net deferred taxes                                 (208,162)       (18,285)          (56,404)         8,520        15,917
    Statutory asset valuation reserve                    13,537         40,996                 0              0             0
    Statutory interest maintenance reserve              108,457         94,004           (23,668)        49,574        (9,310)
    Modified coinsurance reinsurance                    (15,971)       (23,504)          (50,912)        46,315        28,558
    Unrealized gains on investments                     395,274         96,919                 0              0             0
    Nonadmitted assets                                   34,295         29,361                 0              0             0
    Deferred income on reinsurance                     (126,211)      (146,144)                0              0             0
    Investment in subsidiaries                           44,999         46,772                 0              0             0
    Valuation allowance on mortgage loans               (11,847)       (10,185)           (1,662)         1,094             0
    Income (loss) from non-insurance
      subsidiaries                                            0              0            18,580         (1,555)       (7,510)
    Income from insurance subsidiaries                        0              0             2,887         82,674         6,236
    Other                                                 8,103         20,005           (14,517)       (31,423)      (23,046)
------------------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
         consolidated financial statements      $     2,725,839      1,563,913           (28,361)       (44,979)      106,034
------------------------------------------------------------------------------------------------------------------------------

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2002 and 2001 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $166,393 can be paid in 2003 without prior approval of the Commissioner of Commerce.



                                       22                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     Regulatory Risk-based Capital

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk-based capital requirements as of December 31, 2002 and 2001.

     Permitted Statutory Accounting Practices

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has permitted practices related to the investment in AIC preferred stock and the AZOA loan agreement entered into during 2002, as discussed in note 8. The Company received approval to treat the investment in AIC preferred shares as an admitted asset even though the value exceeds the general statutory investment limit for investments in insurance companies. The Department of Commerce of the State of Minnesota reviewed the loan and approved the Company's treatment of the loan as a fixed maturity security for statutory purposes.


(11) Commitments and Contingencies

     The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. The Company established provisions for benefits and expenses of $60,000 in 2000 related to this case. There was no additional material impact to the income statement in 2002 or 2001 related to this case. As of December 31, 2002, there is $19,519 of reserves remaining related to this case. In the opinion of management, the reserves established sufficiently cover the Company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. The exercise period for the various put options ranges from 5 to 11 years, the latest of which expires in 2010. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $164,810.

     The Company has limited partnership investments that require the commitment of capital over a period of up to five years. The Company had capital commitments of $106,500 and $106,500, of which $49,349 and $39,946 has been funded at December 31, 2002 and 2001, respectively.




                                       23                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     The Company entered into a sale and leaseback agreement effective December 27, 2001 related to certain furniture and equipment. The assets were removed from the balance sheet and sold for their net book value of $14,945. The term of the lease is 6.5 years. The Company also leases office space. Expense for all operating leases was $4,503, $4,561, and $3,323 in 2002, 2001, and 2000, respectively. The future minimum lease payments required under these operating leases are as follows:

                                                                 Operating Lease
                 -------------------------------------------------------------
                 -------------------------------------------------------------

                 2003                                          $        4,284
                 2004                                                   4,315
                 2005                                                   4,767
                 2006                                                   4,783
                 2007 and beyond                                        5,027
                 -------------------------------------------------------------
                 -------------------------------------------------------------
                 Total                                         $       23,176
                 -------------------------------------------------------------
                 -------------------------------------------------------------

(12) Capital Structure

The Company is authorized to issue three types of capital stock, as outlined in the table below.

                                 Authorized      Par Value,        Redemption Rights        Voluntary or Involuntary
                                  Issued          Per Share                                 Liquidation Rights
                                Outstanding
                             --------------------------------------------------------------------------------------

Common Stock                       40,000,000       $ 1.00            None                        None
                                   20,000,000
                                   20,000,000
-------------------------------------------------------------------------------------------------------------------
Preferred Stock:
Class A                           200,000,000         1.00         Designated by Board for   Designated by Board for
                                   authorized                      each series issued        each series issued
-------------------------------------------------------------------------------------------------------------------
Class A, Series A                   8,909,195         1.00         $35.02 per share plus an  $35.02 per share plus an
                                    8,909,195                      amount to yield a         amount to yield a
                                    8,909,195                      compounded annual return  compounded annual return
                                                                   of 6%, after actual       of 6%, after actual
                                                                   dividends paid            dividends paid
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A, Series B                  10,000,000         1.00         $35.02 per share plus an  $35.02 per share plus an
                                    9,994,289                      amount to yield a         amount to yield a
                                    9,994,289                      compounded annual return  compounded annual return
                                                                   of 6%, after actual       of 6%, after actual
                                                                   dividends paid            dividends paid
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B                           400,000,000         1.00         Designated by Board for   Designated by Board for
                                            0                      each series issued        each series issued
                                            0
-------------------------------------------------------------------------------------------------------------------


     Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights.

     Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.




                                       24                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     As discussed in note 8 to these consolidated financial statements, the Company entered into significant capital transactions with AZOA during 2002.


(13) Unusual Events

     The Company reported $15,700 in claims (net of retrocession) in 2001 related to the September 11, 2001 attack on the United States. The majority of the exposure was a result of assumed reinsurance from various companies. There were $2,615 and $5,000 in outstanding claim reserves as of December 31, 2002 and 2001, respectively. Management believes this reserve will be sufficient to cover any additional claims related to this event.


(14) Foreign Currency Translation

     The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                               2002             2001              2000
----------------------------------------------------------------------------------------------------------------------

Beginning amount of cumulative translation adjustments              $       (8,471)          (5,546)           (4,748)
----------------------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
      translation adjustments                                                  753           (4,500)           (1,228)
Amount of income tax (expense) benefit for period
      related to aggregate adjustment                                         (214)           1,575               430
----------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                   539           (2,925)             (798)
----------------------------------------------------------------------------------------------------------------------
Ending amount of cumulative translation adjustments                 $       (7,932)          (8,471)           (5,546)
----------------------------------------------------------------------------------------------------------------------
Canadian foreign exchange rate at end of year                               0.6360           0.6282            0.6672
----------------------------------------------------------------------------------------------------------------------



                                       25                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(15) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 2002, 2001, and 2000:


                                            As of December 31                           For the year ended December 31
                    ------------------------------------------------- --------------------------------------------------------------
                                   Future                  Other      Premium                               Net change
                     Deferred  benefit reserves            policy     revenue                                   in
                      policy    and policy and             claims and  and other       Net                      policy        Other
                    acquisition contract account Unearned  benefits   contract    investment                 acquisition   operating
                       costs     balances        premiums  payable   considerations income       Benefits      costs*       expenses
------------------------------------------------------------------------------------------------------------------------------------

2002:
Life                 $  271,003  2,145,891           197   136,361     416,870       49,232      327,829       (21,693)     128,213
Annuities             1,390,936 17,411,073             0       175     291,420      646,203      672,565      (779,970)   1,043,181
Accident and health      20,281      1,432        42,316   766,569     166,516       13,839       90,437        (9,604)      82,384
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                     $1,682,220 19,558,396        42,513   903,105     874,806      709,274    1,090,831      (811,267)   1,253,778
------------------------------------------------------------------------------------------------------------------------------------

2001:
Life                 $  254,646  2,073,241         1,156   153,593     415,681       55,505      346,868        (9,099)     121,090
Annuities               900,108 11,298,838             0       327     177,206      511,844      452,737      (297,172)     523,786
Accident and health      10,678      2,864        40,347   703,030     364,094       26,710      266,917       (10,168)     149,377
------------------------------------------------------------------------------------------------------------------------------------

                     $1,165,432 13,374,943        41,503   856,950     956,981      594,059    1,066,522      (316,439)     794,253
------------------------------------------------------------------------------------------------------------------------------------

2000:
Life                 $  246,785  2,014,015         2,823   165,925     389,226       43,195      329,805       (14,858)     151,790
Annuities               690,254  9,007,312             0        25     173,050      372,573      291,125      (128,288)     354,017
Accident and health       4,472          0        46,084   746,589     448,983       22,631      356,753         3,398      157,038
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                     $  941,511 11,021,327        48,907   912,539   1,011,259      438,399      977,683      (139,748)     662,845
------------------------------------------------------------------------------------------------------------------------------------

     * See note 1 for total gross amortization.

PART C:  OTHER INFORMATION

Item 27.      Exhibits

(a) Resolution of the Board of Directors of the North American Life and Casualty Company authorizing the creation of separate accounts dated May 31, 1985, filed electronically as Exhibit No. A.1 to Allianz Life Variable Account A's Post-Effective Amendment No. 14 on Form S-6 (File Nos. 33-15464/811-04965) filed on Nov. 1, 1995, is incorporated by reference.

(b)           Not applicable.

(c)(1) Copy of the Principal Underwriter's Agreement by and between North American Life and Casualty Company on behalf of NALAC Variable Account A and NALAC Financial Plans, Inc. dated Nov. 19, 1987, filed electronically as Exhibit No. A.3.a to Allianz Life Variable Account A's Post-Effective Amendment No. 17 on Form S-6 (File Nos. 33-15464/811-04965) filed on April 29, 1997, is incorporated by reference.

(c)(2) General Agency Agreement for USAllianz Investor Services, LLC, filed electronically on April 27, 2000, as Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-06709 and 811-05618), is incorporated by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy, filed electronically on July 23, 2001, as Exhibit No. A.5.a to Allianz Life Variable Account A's Pre-Effective Amendment No. 1 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(d)(2) No-Lapse Guarantee Rider, filed electronically on July 23, 2001, as Exhibit No. A.5.a.(1) to Allianz Life Variable Account A's Pre-Effective Amendment No. 1 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(d)(3) Accelerated Benefit Rider, filed electronically on July 23, 2001, as Exhibit No. A.5.a.(2) to Allianz Life Variable Account A's Pre-Effective Amendment No. 1 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(d)(4) Preferred Settlement Value Option Endorsement, filed electronically on July 23, 2001, as Exhibit No. A.5.a.(3) to Allianz Life Variable Account A's Pre-Effective Amendment No. 1 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(d)(5) Unemployment Benefit Endorsement, filed electronically on July 23, 2001, as Exhibit No. A.5.a.(4) to Allianz Life Variable Account A's Pre-Effective Amendment No. 1 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(d)(6) Non-Modified Endowment Contract Endorsement, filed electronically on July 23, 2001, as Exhibit No. A.5.a.(5) to Allianz Life
              Variable Account A's Pre-Effective Amendment No. 1 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(e) Application for Variable Universal Life (VUL) Insurance, filed electronically on July 23, 2001, as Exhibit A.10 to Allianz Life Variable Account A's Pre-Effective Amendment No. 1 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(f)(1) Amended Articles Of Incorporation Of Allianz Life Insurance Company Of North America dated March 31, 1993 filed electronically as Exhibit A.6.a to Allianz Life Variable Account A's Post-Effective Amendment No. 14 on Form S-6 (File Nos. 33-15464/811-04965) filed on Nov. 1, 1995, is incorporated by reference.

(f)(2) Bylaws Of Allianz Life Insurance Company Of North America dated March 31, 1993 filed electronically as Exhibit A.6.b to Allianz Life Variable Account A's Post-Effective Amendment No. 14 on Form S-6 (File Nos. 33-15464/811-04965) filed on Nov. 1, 1995, is incorporated by reference.

(g)           Not applicable.

(h)(1) Copy of the Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC dated July 27, 1999, filed electronically on Nov. 12, 1999, as Exhibit No. A.9.b.(1) to Allianz Life Variable Account A's Post-Effective Amendment No. 23 on Form S-6 (File Nos. 33-15464/811-04965), is incorporated by reference.

(h)(2) Copy of the Fund Participation Agreement by and among USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America and BISYS Fund Services Limited Partnership dated Oct. 6, 1999, filed electronically on Nov. 12, 1999, as Exhibit No. A.9.b.(2) to Allianz Life Variable Account A's Post-Effective Amendment No. 23 on Form S-6 (File Nos. 33-15464/811-04965), is incorporated by reference.

(h)(3) Copy of the Fund Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated Nov. 1, 1999, filed electronically on Dec. 30, 1999, as Exhibit No. A.8.e to Allianz Life Variable Account B's Pre-Effective Amendment on Form N-4, (File Nos. 333-82329/811-05618), is incorporated by reference.

(h)(4) Copy of the Fund Participation Agreement between Allianz Life Insurance Company of North America and J.P. Morgan Series Trust II dated Nov. 1, 1999, filed electronically on Dec. 30, 1999, as Exhibit No. A.8.g to Allianz Life Variable Account B's Pre-Effective Amendment on Form N-4, (File Nos. 333-82329/811-05618), is incorporated by reference.

(h)(5) Copy of the Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds Inc. and Allianz Life Insurance Company of North America dated Dec. 1, 1999, filed electronically on Dec. 30, 1999, as Exhibit No. A.8.h to Allianz Life Variable Account B's Pre-Effective Amendment on Form N-4, (File Nos. 333-82329/811-05618), is incorporated by reference.

(h)(6) Copy of the Fund Participation Agreement among Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC dated Dec. 1, 1999, filed electronically on Dec. 30, 1999, as Exhibit No. A.8.i to Allianz Life Variable Account B's Pre-Effective Amendment on Form N-4, (File Nos. 333-82329/811-05618), is incorporated by reference.

(h)(7) Copy of the Fund Participation Agreement among Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America dated Dec. 1, 1999, filed electronically on Dec. 30, 1999, as Exhibit No. A.8.j to Allianz Life Variable Account B's Pre-Effective Amendment on Form N-4, (File Nos. 333-82329/811-05618), is incorporated by reference.

(h)(8) Copy of the Fund Participation Agreement among The Prudential Series Fund, Inc., The Prudential Insurance Company of America, The Prudential Series Investment Management Services LLC and Allianz Life Insurance Company of North America dated Dec. 15, 2000, filed electronically on April 26, 2001, as Exhibit No. A.9.b.(5) to Allianz Life Variable Account A's Post-Effective Amendment No. 26 on Form S-6 (File Nos. 333-15464/811-04965), is
              incorporated by reference.

(h)(9) Copy of the Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc., and Allianz Life Insurance Company of North America dated Dec. 31, 1999, filed electronically on April 26, 2001, as Exhibit No. A.9.b.(6) to Allianz Life Variable Account A's Post-Effective Amendment No. 26 on Form S-6 (File Nos. 333-15464/811-04965), is
              incorporated by reference.

(h)(10)       Copy of the Fund  Participation  Agreement  among Van Kampen  Life
              Investment   Trust,   Van  Kampen  Funds  Inc,  Van  Kampen  Asset
              Management and Allianz Life of North America dated May 1, 2001, filed electronically on January 6, 2003 to Allianz Life Variable Account A's Post-Effective Amendment No. 3 on Form N-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(h)(11) Copy of the Portfolio Management Agreement between Van Kampen Funds, Inc., and USAllianz Investor Services, LLC dated May 1, 2001, filed electronically on January 6, 2003 to Allianz Life Variable Account A's Post-Effective Amendment No. 3 on Form N-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(h)(12) Copy of the Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc. dated April 27, 2001, filed electronically on January 6, 2003 to Allianz Life Variable Account A's Post-Effective Amendment No. 3 on Form N-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(h)(13) Copy of the Portfolio Management Agreement between USAllianz Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation dated April 27, 2001, filed electronically on January 6, 2003 to Allianz Life Variable Account A's Post-Effective Amendment No. 3 on Form N-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(h)(14) Copy of the Portfolio Management Agreement between USAllianz Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. dated Oct. 8, 2001, filed electronically on January 6, 2003 to Allianz Life Variable Account A's Post-Effective Amendment No. 3 on Form N-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(h)(15) Copy of the Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P. dated Nov. 5, 2001, filed electronically on January 6, 2003 to Allianz Life Variable Account A's Post-Effective Amendment No. 3 on Form N-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(h)(16) Copy of the Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and
              PIMCO   Advisers   L.P.   dated  Nov.  5,  2001,
              filed electronically on January 6, 2003 to Allianz Life Variable Account A's Post-Effective Amendment No. 3 on Form N-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(h)(17) Copy of the Portfolio Management Agreement between USAllianz Advisers, LLC,USAllianz Variable Insurance Products Trust and Templeton Investment Counsel, LLC dated Nov. 5, 2001, filed electronically on January 6, 2003 to Allianz Life Variable Account A's Post-Effective Amendment No. 3 on Form N-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(h)(18) Copy of the Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund dated May 1, 2002, filed electronically on January 6, 2003 to Allianz Life Variable Account A's Post-Effective Amendment No. 3 on Form N-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(h)(19) Copy of Portfolio Management Agreement bewteen USAllianz Advisers, LLC and OppenheimerFunds, Inc., is filed here electronically.

(h)(20) Copy of Portfolio Management Agreement bewteen USAllianz Advisers, LLC USAllianz Variable Insurance Products Trust, PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P., is filed here electronically.

(h)(21) Form of Portfolio Management Agreement bewteen Allianz Life Insurance Company of North America, the Universal Instituitional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc.,is filed here electronically.

(i)           Not applicable.

(j)           Not applicable.

(k) Opinion and consent of counsel regarding the legality of the securities registered and sold is filed here electronically.

(l) Actuarial opinion as to the illustrations included in Part B of this Registration Statements is filed here electronically.

(m) Sample calculations for each item illustrated in Part B of this Registration Statements is filed here electronically.

(n) Consent of Independent Auditor's as to the financial statements included in Part B of this Registration Statements is filed here electronically

(o)           Not applicable.

(p)           Not applicable.

(q)           Not applicable.

(r)(1) Limited Power of Attorney for Robert W. MacDonald, dated July 17, 2001, filed electronically on April 22, 2002, as Exhibit No. A.13. to Allianz Life Variable Account A's Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(r)(2) Limited Power of Attorney for Charles Kavitsky, dated June 5, 2002, filed electronically on September 9, 2002, as Exhibit No.
              B.15 to Allianz Life Variable Account B's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-90260/811-05618), is incorporated by reference.

(r)(3) Limited Power of Attorney for Mark A. Zesbaugh, dated July 17, 2001, filed electronically on April 22, 2002, as Exhibit No. A.13. to Allianz Life Variable Account A's Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(r)(4) Limited Power of Attorney for Michael P.Sullivan, dated July 17, 2001, filed electronically on April 22, 2002, as Exhibit No. A.13. to Allianz Life Variable Account A's Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(r)(5) Limited Power of Attorney for Dr. Gerhard G. Rupprecht, dated July 6 2001, filed electronically on April 22, 2002, as Exhibit No.
              A.13. to Allianz Life Variable Account A's Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(r)(6) Limited Power of Attorney for Dennis J. Dease, dated July 17, 2001, filed electronically on April 22, 2002, as Exhibit No. A.13. to Allianz Life Variable Account A's Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(r)(7) Limited Power of Attorney for James R. Campbell, dated July 17, 2001, filed electronically on April 22, 2002, as Exhibit No. A.13. to Allianz Life Variable Account A's Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(r)(8) Limited Power of Attorney for Robert M. Kimmitt, dated July 11, 2001, filed electronically on April 22, 2002, as Exhibit No. A.13. to Allianz Life Variable Account A's Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(r)(9) Limited Power of Attorney for Michael Diekmann, dated February 13, 2002, filed electronically on April 22, 2002, as Exhibit No. A.13. to Allianz Life Variable Account A's Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(r)(10) Limited Power of Attorney for Paul M. Saffert, dated January 17, 2002, filed electronically on April 22, 2002, as Exhibit No. A.13. to Allianz Life Variable Account A's Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

(r)(11) Limited Power of Attorney for Gabby Matzdorff, dated February 22, 2002, filed electronically on April 22, 2002, as Exhibit No. A.13. to Allianz Life Variable Account A's Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965), is incorporated by reference.

Item 28. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

              ---------------------------------------- ------------------------------------------------------------
              Name                                     Position and offices
              ---------------------------------------- ------------------------------------------------------------
              Michael Diekmann                         Director
              ---------------------------------------- ------------------------------------------------------------
              Robert MacDonald                         Director and Chairman of the Board
              ---------------------------------------- ------------------------------------------------------------
              Mark A. Zesbaugh                         Director and Chief Executive Officer
              ---------------------------------------- ------------------------------------------------------------
              Charles M. Kavitsky                      President and Chief Marketing Officer
              ---------------------------------------- ------------------------------------------------------------
              Gabrielle M. Matzdorff                   Senior Vice President and Chief Financial Officer
              ---------------------------------------- ------------------------------------------------------------
              Neil H. McKay                            Senior Vice President and Chief Actuary
              ---------------------------------------- ------------------------------------------------------------
              Suzanne J. Pepin                         Senior Vice President, Secretary and Chief Legal Officer
              ---------------------------------------- ------------------------------------------------------------
              Douglas P. Reynolds                      Senior Vice President and Chief Information Officer
              ---------------------------------------- ------------------------------------------------------------
              Denise Blizil                            Senior Vice President and Chief Administrative Officer
              ---------------------------------------- ------------------------------------------------------------
              Christopher H. Pinkerton                 Senior Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Michael M. Ahles                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Tracy H. Gardner                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Nikole N. Krakow                         Vice President and Controller (Corporate)
              ---------------------------------------- ------------------------------------------------------------
              Peggy A. Moon                            Vice President (Compliance)
              ---------------------------------------- ------------------------------------------------------------
              Carol B. Shaw                            Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Corey J. Walther                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              James Campbell                           Director
              c/o Wells Fargo and Company
              Wells Fargo Center
              Sixth & Marquette
              Minneapolis, MN 55479-0116
              ---------------------------------------- ------------------------------------------------------------
              Reverend Dennis Dease                    Director
              c/o University of St. Thomas
              215 Summit Avenue
              St. Paul, MN  55105-1096
              ---------------------------------------- ------------------------------------------------------------
              Robert Kimmitt                           Director
              Commerce One, Inc.
              4440 Rosewood Drive
              Pleasanton, CA 94588-3050
              ---------------------------------------- ------------------------------------------------------------
              Dr. Gerhard Rupprecht                    Director
              Reinsburgstrasse 19
              D-70178
              Stuttgart, Germany
              ---------------------------------------- ------------------------------------------------------------
              Paul M. Saffert                          Director
              Allianz of America Corp.
              777 San Marin Drive
              Novato, CA 94998
              ---------------------------------------- ------------------------------------------------------------
              Michael P. Sullivan                      Director
              7505 Metro Boulevard
              Minneapolis, MN 55439
              ---------------------------------------- ------------------------------------------------------------


Item 29. Persons controlled by or under common control with the Depositor or Registrant.

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.

Item 31.      Principal Underwriters.

(a) USAllianz Investor Services, LLC is the principal underwriter for the policies. It also is the principal underwriter for Allianz Life Variable Account B and Preferred Life Variable Account C.

(b) The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC. All officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Christopher H.Pinkerton    Chairman, Chief Executive Officer, President, Chief Manager and Governor

Tracy H. Gardner           Chief Administrative Officer, Senior Vice President and Governor

Michael M. Ahles           Chief Financial Officer, Senior Vice President, Treasurer and Governor

Catherine Q. Farley        Senior Vice President

Keith L. Johnson           Senior Vice President

Carol B.Shaw               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Jeffrey W. Kletti          Vice President

Jennifer J. Wagner         Vice President

Cynthia M. Robeck          2nd Vice President

Myron Rothstein            2nd Vice President

Edward Barrett             Divisional VP - SE

Kevin Rooney               Divisional VP - MID

Gerald Boucher             Divisional VP - W

Wayne Peterson             Compliance Officer

Stewart Gregg              Secretary

Jan Witort                 Assistant Secretary


(c) Not applicable.

Item 32.      Location of Accounts and Records.

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Allianz Life Variable Account A required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 33.      Management Services.

              Not applicable.

Item 34.      Fee Representation.

Allianz Life hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 28th day of April, 2003.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  A
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART GREGG
                                     --------------------------------
                                          Stewart Gregg
                                          Senior Counsel



                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ STEWART GREGG
                                      ------------------------------
                                           Stewart Gregg
                                           Senior Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th of April, 2003.

Signature  and  Title

Robert W. MacDonald*       Chairman of the Board and Director
Robert W. MacDonald

Mark A. Zesbaugh*          Director and Chief Executive Officer
Mark A. Zesbaugh

Michael P. Sullivan*       Director
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director
Dr. Gerhard Rupprecht

Rev. Dennis J. Dease*      Director
Rev. Dennis J. Dease

James R. Campbell*         Director
James R. Campbell

Robert M. Kimmitt*         Director
Robert M. Kimmitt

Michael Diekmann*          Director
Michael Diekmann

Paul M Saffert*            Director
Paul M Saffert

Gabby Matzdorff*           Senior Vice President and
Gabby Matzdorff            Chief Financial Officer

Charles Kavitsky*          President and
Charles Kavitsky           Chief Marketing Officer

Denise Blizil*             Sr. Vice President and
Denise Blizil              Chief Administrative Officer



                                    *By    Power  of  Attorney


                                     By: /S/ STEWART GREGG
                                         --------------------
                                         Stewart Gregg
                                         Attorney-in-Fact

*Signed pursuant to Limited Powers of Attorney filed electronically as Exhibit No. A.13. to Allianz Life Variable Account A's
Post-Effective Amendment No. 2 on Form S-6 (File Nos. 333-60206/811-04965) and incorporated here by reference.

**Signed pursuant to Limited Powers of Attorney filed electronically as Exhibit No. B.15. to Allianz Life Variable Account B's
Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-90260/811-05618) and incorporated here by reference.


                                                        By:  \S\   Stewart Gregg
                                                        ------------------------
                                                                   Stewart Gregg
                                                                  Senior Counsel

                                    EXHIBITS

                                   TO FORM N-6

                         ALLIANZ LIFE VARIABLE ACCOUNT A

                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS
                               -----------------
EX-99.h19   Copy of Portfolio Management Agreement-Oppenheimer
EX-99.h20   Copy of Portfolio Management Agreement-PIMCO/NFJ Inv. Group
EX-99.h21   Copy of Portfolio Management Agreement-Morgan Stanley
EX-99.k     Opinion and Consent of Counsel
EX-99.l     Actuarial Opinion
EX-99.m     Sample Calculations
EX-99.n     Consent of Independent Auditor